UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6067

DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 - May 31, 2008

ITEM 1.          REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Institutional Index Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$955.90	0.10%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.10%	$0.51

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$1,015,118
Receivables:
Affiliated Investment Company	229
Fund Shares Sold	473
Prepaid Expenses and Other Assets	38
Total Assets	1,015,858
LIABILITIES:
Payables:
Fund Shares Redeemed	702
Due to Advisor	35
Accrued Expenses and Other Liabilities	72
Total Liabilities	809
NET ASSETS	$1,015,049
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	92,288,495
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.00
Investment at Cost	$775,012
NET ASSETS CONSIST OF:
Paid-In Capital	$873,609
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,602
Accumulated Net Realized Gain (Loss)	(103,268)
Net Unrealized Appreciation (Depreciation)	240,106
NET ASSETS	$1,015,049
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$9,870
Interest	296
Income from Securities Lending	115
Expenses Allocated from Affiliated Investment Company	(210)
Total Investment Income	10,071
Expenses
Administrative Services Fees	243
Accounting & Transfer Agent Fees	13
Filing Fees	20
Shareholders' Reports	31
Directors'/Trustees' Fees & Expenses	3
Legal Fees	9
Audit Fees	2
Other	1
Total Expenses	322
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(47)
Net Expenses	275
Net Investment Income (Loss)	9,796
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,039)
Futures	(1,665)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(49,622)
Futures	203
Net Realized and Unrealized Gain (Loss)	(53,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,327)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,796	$18,174
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,039)	2,354
Futures	(1,665)	441
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(49,622)	48,691
Futures	203	(119)
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,327)	69,541
Distributions From:
Net Investment Income	(10,055)	(17,347)
Total Distributions	(10,055)	(17,347)
Capital Share Transactions (1):
Shares Issued	127,735	178,336
Shares Issued in Lieu of Cash Distributions	9,996	16,995
Shares Redeemed	(71,442)	(122,788)
Net Increase (Decrease) from Capital Share Transactions	66,289	72,543
Total Increase (Decrease) in Net Assets	12,907	124,737
Net Assets
Beginning of Period	1,002,142	877,405
End of Period	$1,015,049	$1,002,142
(1) Shares Issued and Redeemed:
Shares Issued	11,818	15,525
Shares Issued in Lieu of Cash Distributions	924	1,500
Shares Redeemed	(6,592)	(10,622)
	6,150	6,403
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,602	$4,861

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.63	$11.00	$9.82	$9.23	$8.32	$7.36
Income from Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.22	(A)	0.19	(A)	0.17	0.17	0.13
Net Gains (Losses) (Realized and Unrealized)	(0.62)	0.62	1.18	0.61	0.88	0.95
Total from Investment Operations	(0.51)	0.84	1.37	0.78	1.05	1.08
Less Distributions
Net Investment Income	(0.12)	(0.21)	(0.19)	(0.19)	(0.14)	(0.12)
Total Distributions	(0.12)	(0.21)	(0.19)	(0.19)	(0.14)	(0.12)
Net Asset Value, End of Period	$11.00	$11.63	$11.00	$9.82	$9.23	$8.32
Total Return	(4.41	)%(C)	7.71%	14.11%	8.50%	12.66%	14.94%
Net Assets, End of Period (thousands)	$1,015,049	$1,002,142	$877,405	$692,595	$534,285	$398,955
Ratio of Expenses to Average Net Assets (D)	0.10	%(B)	0.10%	0.10%	0.10%	0.10%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.11	%(B)	0.11%	0.11%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.02	%(B)	1.90%	1.90%	1.82%	1.96%	1.69%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the U.S. Large Company Institutional lndex Portfolio (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 21% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Company Institutional Index Portfolio	$1,015,118	—	—	$1,015,118

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $20 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed 0.10% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2008 to April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, approximately $359 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding May 31, 2011.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

9

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of November 30, 2007.

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$13,807	—	$13,807
2007	17,347	—	17,347

As of November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$4,882	$(83,699)	$(78,817)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2009	2010	2011	2012	2013	2014	Total
$51,235	$14,821	$13,997	—	$1,702	$1,944	$83,699

During the year ended November 30, 2007 the Portfolio utilized $1,217 (in thousands) in capital loss carryforwards to offset realized capital gains for federal income tax purposes.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$792,234	$247,473	$(24,589)	$222,884

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended

10

May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held approximately 93% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$955.60	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.04%	$0.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Total
8.5%	10.5%	14.3%	14.7%	11.4%	11.8%	16.7%	3.7%	1.2%	3.5%	3.7%	100.0%

13

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
Comcast Corp. Class A	1,132,895	$25,490,138	0.5%
Disney (Walt) Co.	708,475	23,804,760	0.5%
McDonald's Corp.	433,302	25,703,475	0.6%
Time Warner, Inc.	1,345,582	21,367,842	0.5%
Other Securities		303,116,776	6.4%
Total Consumer Discretionary		399,482,991	8.5%
Consumer Staples — (9.6%)
Coca-Cola Co.	751,986	43,058,718	0.9%
CVS Caremark Corp.	538,740	23,052,685	0.5%
PepsiCo, Inc.	602,668	41,162,224	0.9%
* Philip Morris International, Inc.	793,242	41,772,124	0.9%
Procter & Gamble Co.	1,157,901	76,479,361	1.6%
# Wal-Mart Stores, Inc.	889,011	51,331,495	1.1%
Other Securities		206,802,616	4.4%
Total Consumer Staples		483,659,223	10.3%
Energy — (13.0%)
Chevron Corp.	781,345	77,470,357	1.6%
ConocoPhillips	587,512	54,697,367	1.2%
Devon Energy Corp.	167,199	19,385,052	0.4%
# Exxon Mobil Corp.	2,012,934	178,668,022	3.8%
Occidental Petroleum Corp.	309,488	28,451,232	0.6%
Schlumberger, Ltd.	450,634	45,572,616	1.0%
Other Securities		253,674,583	5.3%
Total Energy		657,919,229	13.9%
Financials — (13.4%)
# American Express Co.	434,974	20,161,045	0.4%
American International Group, Inc.	1,013,369	36,481,284	0.8%
Bank of America Corp.	1,671,378	56,843,566	1.2%
Citigroup, Inc.	1,958,865	42,879,555	0.9%
JPMorgan Chase & Co.	1,277,939	54,951,377	1.2%
The Goldman Sachs Group, Inc.	148,659	26,224,934	0.6%
# U.S. Bancorp	650,811	21,600,417	0.5%
Wells Fargo & Co.	1,240,415	34,198,242	0.7%
Other Securities		382,533,246	8.0%
Total Financials		675,873,666	14.3%
Health Care — (10.4%)
# Abbott Laboratories	581,578	32,771,920	0.7%
* Gilead Sciences, Inc.	349,484	19,333,455	0.4%
# Johnson & Johnson	1,065,759	71,128,756	1.5%
Medtronic, Inc.	422,535	21,409,848	0.5%
Merck & Co., Inc.	814,685	31,740,128	0.7%
Pfizer, Inc.	2,543,806	49,248,084	1.0%
Wyeth	503,407	22,386,509	0.5%
Other Securities		275,858,369	5.8%
Total Health Care		523,877,069	11.1%

14

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
3M Co.	266,255	$20,650,738	0.4%
# Boeing Co.	287,765	23,818,309	0.5%
# Caterpillar, Inc.	234,771	19,401,475	0.4%
General Electric Co.	3,757,085	115,417,651	2.4%
United Parcel Service, Inc.	389,175	27,639,209	0.6%
United Technologies Corp.	369,292	26,234,504	0.6%
Other Securities		306,117,747	6.5%
Total Industrials		539,279,633	11.4%
Information Technology — (15.0%)
#* Apple, Inc.	330,673	62,414,529	1.3%
#* Cisco Sytems, Inc.	2,242,810	59,927,883	1.3%
#* Google, Inc.	87,251	51,111,636	1.1%
Hewlett-Packard Co.	927,562	43,651,068	0.9%
Intel Corp.	2,177,721	50,479,573	1.1%
# International Business Machines Corp.	520,851	67,413,745	1.4%
Microsoft Corp.	3,011,487	85,285,312	1.8%
#* Oracle Corp.	1,488,124	33,988,752	0.7%
# QUALCOMM, Inc.	606,619	29,445,286	0.6%
Other Securities		273,153,672	5.8%
Total Information Technology		756,871,456	16.0%
Materials — (3.4%)
Monsanto Co.	206,179	26,267,205	0.6%
Other Securities		144,019,925	3.0%
Total Materials		170,287,130	3.6%
Real Estate Investment Trusts — (1.1%)
Total Real Estate Investment Trusts		55,531,707	1.2%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,270,928	90,610,027	1.9%
Verizon Communications, Inc.	1,080,190	41,554,909	0.9%
Other Securities		27,669,549	0.6%
Total Telecommunication Services		159,834,485	3.4%
Utilities — (3.3%)
# Exelon Corp.	248,781	21,892,728	0.5%
Other Securities		147,410,943	3.1%
Total Utilities		169,303,671	3.6%
TOTAL COMMON STOCKS		4,591,920,260	97.3%

15

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	$106,082,000	2.2%
SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921	6.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524	0.9%
TOTAL SECURITIES LENDING COLLATERAL		351,868,445	7.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,880,265,093)		$5,049,870,705	107.0%

See accompanying Notes to Financial Statements.
16

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $339,733 of securities on loan)	$4,591,920
Temporary Cash Investments at Value	106,082
Collateral Received from Securities on Loan at Value	351,868
Cash	4,691
Receivables:
Dividends and Interest	8,819
Fund Shares Sold	9,041
Securities Lending Income	104
Fund Margin Variation	164
Prepaid Expenses and Other Assets	24
Total Assets	5,072,713
LIABILITIES:
Payables:
Upon Return of Securities Loaned	351,868
Fund Shares Redeemed	229
Due to Advisor	96
Accrued Expenses and Other Liabilities	246
Total Liabilities	352,439
NET ASSETS	$4,720,274
Investments at Cost	$3,422,315
Temporary Cash Investments at Cost	$106,082
Collateral Received from Securities on Loan at Cost	$351,868

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$44,525
Interest	1,337
Income from Securities Lending	522
Total Investment Income	46,384
Expenses
Investment Advisory Services Fees	548
Accounting & Transfer Agent Fees	224
S&P 500® Fees	43
Custodian Fees	32
Shareholders' Reports	25
Directors'/Trustees' Fees & Expenses	5
Legal Fees	28
Audit Fees	29
Other	15
Total Expenses	949
Net Investment Income (Loss)	45,435
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)
Futures	(8,462)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(221,944)
Futures	440
Net Realized and Unrealized Gain (Loss)	(239,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,136)

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,435	$94,262
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	10,206
Futures	(8,462)	3,585
In-Kind Redemptions	—	529,199 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(221,944)	(217,829)
Futures	440	(216)
Net Increase (Decrease) in Net Assets Resulting from Operations	(194,136)	419,207
Transactions in Interest:
Contributions	485,710	616,294
Withdrawals	(77,649)	(1,482,132)*
Net Increase from Transactions in Interest	408,061	(865,838)
Total Increase (Decrease) in Net Assets	213,925	(446,631)
Net Assets
Beginning of Period	4,506,349	4,952,980
End of Period	$4,720,274	$4,506,349

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(4.44	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,720,274		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.07	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	2	%(C)	13%*	4%	6%	2%	8%

See Page 1 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions, the portfolio turnover rate would have been 5%. See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

21

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,591,920	$457,951	—	$5,049,871	$1,622	—	—	$1,622

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $92 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

22

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$440,262
Sales	65,104

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been "passed down" to its partners.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,056,042	$1,471,821	$(477,993)	$993,828

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Futures Contracts: During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash with a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At May 31, 2008, the Series had outstanding 309 long futures contracts of the S&P 500 Index®, all of which expire on June 20, 2008. The value of such contracts on May 31, 2008 was $108,196 (in thousands), which resulted in an unrealized gain of $1,622 (in thousands). Approximately $4,691 (in thousands) of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

23

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

G.   Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

H.   Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

24

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During year ended ended November 30, 2007, the fund realized $529,199 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

27

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

DFA053108-006S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

ii

Continued

The DFA Investment Trust Company

Page
Disclosure of Fund Expenses	145

Disclosure of Portfolio Holdings	148

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	150

The Enhanced U.S. Large Company Series	153

The U.S. Large Cap Value Series	155

The U.S. Small Cap Value Series	157

The U.S. Small Cap Series	160

The U.S. Micro Cap Series	163

The DFA International Value Series	166

The Japanese Small Company Series	170

The Asia Pacific Small Company Series	172

The United Kingdom Small Company Series	175

The Continental Small Company Series	177

The Canadian Small Company Series	181

The Emerging Markets Series	183

The Emerging Markets Small Cap Series	187

The DFA One-Year Fixed Income Series	191

The DFA Two-Year Global Fixed Income Series	193

Statements of Assets and Liabilities	195

Statements of Operations	199

Statements of Changes in Net Assets	203

Financial Highlights	207

Notes to Financial Statements	214

Voting Proxies on Fund Portfolio Securities	227

Board Approval of Investment Advisory Agreements	228

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

PLC  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

STRB  Special Tax Revenue Bond

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(c)  Face Amount Denominated in Canadian Dollars.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(n)  Face Amount Denominated in Norwegian Krone.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

  Institutional Class Shares — Six Months Ended May 31, 2008
  Class R1 Shares — For the Period January 31, 2008 to May 31, 2008

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$955.30	0.15%	$0.73
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.25	0.15%	$0.76

Enhanced U.S. Large Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$952.60	0.25%	$1.22
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.75	0.25%	$1.26
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.27%	$1.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.27%	$1.37
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares****	$1,000.00	$1,061.30	0.50%	$1.72
Institutional Class Shares	$1,000.00	$1,000.10	0.39%	$1.95
Hypothetical 5% Annual Return
Class R1 Shares****	$1,000.00	$1,022.50	0.50%	$2.53
Institutional Class Shares	$1,000.00	$1,023.05	0.39%	$1.97
U.S. Small Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$984.40	0.53%	$2.63
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.35	0.53%	$2.68
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$972.40	0.20%	$0.99
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.00	0.20%	$1.01
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$973.00	0.23%	$1.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.23%	$1.16
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$979.10	0.33%	$1.63
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$977.50	0.29%	$1.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47

U.S. Small Cap Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$975.10	0.38%	$1.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.10	0.38%	$1.92
U.S. Micro Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$951.80	0.53%	$2.59
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.35	0.53%	$2.68
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,021.90	0.33%	$1.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$966.20	0.29%	$1.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$959.20	0.40%	$1.96
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.00	0.40%	$2.02
T.A. World ex U.S. Core Equity Portfolio***;****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.00	0.60%	$1.48
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.00	0.60%	$3.03
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$961.20	0.55%	$2.70
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.25	0.55%	$2.78
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$961.20	0.56%	$2.75
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.20	0.56%	$2.83

Asia Pacific Small Company Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$966.70	0.62%	$3.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.90	0.62%	$3.13
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$909.00	0.59%	$2.82
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$982.70	0.59%	$2.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$880.60	0.42%	$1.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.90	0.42%	$2.12
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$970.00	0.69%	$3.40
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.55	0.69%	$3.49
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$978.30	0.59%	$2.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.05	0.59%	$2.98
Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$919.70	0.76%	$3.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.20	0.76%	$3.84
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$968.10	0.64%	$3.15
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.80	0.64%	$3.23

DFA One-Year Fixed Income Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,016.50	0.17%	$0.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.17%	$0.86
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.00	0.18%	$0.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.18%	$0.91
DFA Selectively Hedged Global Fixed Income Portfolio****
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.60	0.25%	$1.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.75	0.25%	$1.26
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$990.60	0.23%	$1.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.23%	$1.16
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,004.70	0.28%	$1.40
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.40	0.12%	$0.61
DFA Inflation-Protected Securites Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.80	0.15%	$0.76
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.25	0.15%	$0.76
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.00	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.22%	$1.11

DFA California Short-Term Municipal Bond Portfolio	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.80	0.28%	$1.41
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.28%	$1.42

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds (T.A. World ex U.S. Core Equity Portfolio invests in securities as well as other funds). The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  U.S. Targeted Value Portfolio Class R1 Shares commenced operations on January 31, 2008, T.A. World ex U.S. Core Equity Portfolio commenced operations on March 6, 2008 and DFA Selectively Hedged Global Fixed Income Portfolio commenced operations on January 9, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (U.S. Targeted Value Portfolio Class R1 Shares 122 days, T.A. World ex U.S. Core Equity Portfolio 87 days and DFA Selectively Hedged Global Fixed Income Portfolio 144 days), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	12.2%	5.0%	11.5%	22.5%	7.2%	16.9%	17.6%
U.S. Core Equity 1 Portfolio	11.8%	8.1%	11.9%	16.3%	10.9%	13.1%	15.8%
U.S. Core Equity 2 Portfolio	12.7%	7.8%	13.3%	19.3%	9.2%	12.9%	13.0%
U.S. Vector Equity Portfolio	13.3%	5.8%	13.2%	23.8%	8.4%	13.7%	12.8%
T.A. U.S. Core Equity 2 Portfolio	12.9%	5.8%	12.5%	19.3%	11.3%	14.0%	13.4%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	9.5%	7.8%	10.6%	24.9%	6.1%	11.8%	5.5%
International Core Equity Portfolio	12.9%	6.8%	8.2%	28.9%	3.8%	15.7%	5.1%
T.A. World ex U.S. Core Equity Portfolio	12.2%	6.6%	8.0%	28.1%	3.5%	15.5%	5.8%
DFA International Real Estate Securities Portfolio	—	—	—	0.3%	—	—	—
DFA International Small Cap Value Portfolio	17.3%	8.6%	5.5%	20.3%	2.2%	22.1%	6.7%
Emerging Markets Core Equity Portfolio	8.5%	7.2%	7.9%	21.5%	2.5%	12.0%	8.5%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	6.3%	—	0.7%	0.1%	—	100.0%
U.S. Core Equity 1 Portfolio	5.5%	—	2.8%	3.8%	—	100.0%
U.S. Core Equity 2 Portfolio	6.1%	—	3.0%	2.7%	—	100.0%
U.S. Vector Equity Portfolio	5.3%	—	2.4%	1.3%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	6.0%	—	1.9%	2.9%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	12.5%	—	5.4%	5.8%	0.1%	100.0%
International Core Equity Portfolio	12.3%	—	3.4%	2.8%	0.1%	100.0%
T.A. World ex U.S. Core Equity Portfolio	13.6%	—	4.0%	2.6%	0.1%	100.0%
DFA International Real Estate Securities Portfolio	—	99.7%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	16.3%	0.2%	0.4%	0.4%	—	100.0%
Emerging Markets Core Equity Portfolio	20.2%	—	8.6%	3.0%	0.1%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Selectively Hedged Global Fixed Income Portfolio	19.6%	2.2%	47.4%	25.9%	—
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	23.2%	42.0%	15.1%	16.9%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	19.6%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	22.3%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	4.9%	100.0%
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	2.8%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	18.4%	12.9%	49.1%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	15.5%	19.6%	42.6%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,627,977,447
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,940,024,043)	$3,627,977,447

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company		$289,404,148
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $262,000,788)	32,517,320	$289,404,148

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company		$7,740,716,504
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,536,890,100)	355,731,457	$7,740,716,504

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.9%)
Consumer Discretionary — (11.0%)
* AnnTaylor Stores Corp.	103,470	$2,833,009	0.3%
* Toll Brothers, Inc.	135,500	2,854,985	0.3%
* Warnaco Group, Inc.	57,352	2,763,793	0.3%
Other Securities		103,009,891	11.2%
Total Consumer Discretionary		111,461,678	12.1%
Consumer Staples — (4.5%)
J.M. Smucker Co.	53,410	2,819,514	0.3%
# Longs Drug Stores Corp.	61,590	2,920,598	0.3%
*# Smithfield Foods, Inc.	167,724	5,248,084	0.6%
Other Securities		34,580,458	3.7%
Total Consumer Staples		45,568,654	4.9%
Energy — (10.1%)
Cimarex Energy Co.	81,397	5,546,392	0.6%
* Comstock Resources, Inc.	49,570	2,842,839	0.3%
* Encore Acquisition Co.	55,750	3,723,542	0.4%
* EXCO Resources, Inc.	131,000	3,267,140	0.4%
* Forest Oil Corp.	106,721	7,123,627	0.8%
Helmerich & Payne, Inc.	54,300	3,401,895	0.4%
Overseas Shipholding Group, Inc.	39,100	3,091,246	0.3%
Patterson-UTI Energy, Inc.	100,300	3,157,444	0.3%
* Petrohawk Energy Corp.	103,000	3,026,140	0.3%
* Stone Energy Corp.	48,140	3,253,301	0.4%
* Swift Energy Corp.	51,431	2,964,483	0.3%
Tidewater, Inc.	46,400	3,170,512	0.3%
* Whiting Petroleum Corp.	33,800	3,161,314	0.3%
Other Securities		54,502,454	6.0%
Total Energy		102,232,329	11.1%
Financials — (20.3%)
* Allegheny Corp.	8,392	3,151,196	0.3%
American Financial Group, Inc.	123,082	3,670,305	0.4%
Fidelity National Financial, Inc.	185,310	3,168,801	0.4%
Odyssey Re Holdings Corp.	78,806	2,958,377	0.3%
Old Republic International Corp.	198,177	2,982,564	0.3%
Protective Life Corp.	87,959	3,692,519	0.4%
Reinsurance Group of America, Inc.	52,913	2,720,786	0.3%
# Synovus Financial Corp.	283,888	3,261,873	0.4%
Transatlantic Holdings, Inc.	56,901	3,678,650	0.4%
UMB Financial Corp.	54,165	2,825,788	0.3%
Zions Bancorporation	70,883	3,054,348	0.3%
Other Securities		171,100,708	18.6%
Total Financials		206,265,915	22.4%
Health Care — (6.4%)
Total Health Care		65,235,077	7.1%
Industrials — (15.1%)
Alexander & Baldwin, Inc.	53,656	2,761,674	0.3%
* Allied Waste Industries, Inc.	351,413	4,733,533	0.5%
# Barnes Group, Inc.	88,396	2,823,368	0.3%
* EMCOR Group, Inc.	102,233	3,000,539	0.3%
*# Energy Conversion Devices, Inc.	59,285	3,763,412	0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Esterline Technologies Corp.	46,770	$2,896,466	0.3%
* Kansas City Southern	58,100	2,902,676	0.3%
* Owens Corning, Inc.	114,500	2,957,535	0.3%
Ryder System, Inc.	43,502	3,194,352	0.4%
Timken Co.	80,300	2,941,389	0.3%
Other Securities		120,894,919	13.2%
Total Industrials		152,869,863	16.6%
Information Technology — (15.8%)
* Arrow Electronics, Inc.	148,301	4,546,909	0.5%
* Avnet, Inc.	124,586	3,677,779	0.4%
* Ingram Micro, Inc.	216,363	3,922,661	0.4%
Intersil Corp.	128,003	3,567,444	0.4%
*# JDS Uniphase Corp.	238,888	2,955,045	0.3%
* Skyworks Solutions, Inc.	273,925	2,829,645	0.3%
Other Securities		138,366,769	15.0%
Total Information Technology		159,866,252	17.3%
Materials — (6.0%)
Ashland, Inc.	78,930	4,236,173	0.5%
MeadWestavco Corp.	151,077	3,887,211	0.4%
Worthington Industries, Inc.	138,618	2,764,043	0.3%
Other Securities		50,106,889	5.4%
Total Materials		60,994,316	6.6%
Telecommunication Services — (0.6%)
# CenturyTel, Inc.	134,965	4,779,111	0.5%
Other Securities		1,694,358	0.2%
Total Telecommunication Services		6,473,469	0.7%
Utilities — (0.1%)
Total Utilities		415,974	0.1%
TOTAL COMMON STOCKS		911,383,527	98.9%
PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
Total Health Care		673,659	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		11,182	0.0%
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,363,586	10,363,586	1.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $133,791,286 FNMA, rates ranging from 4.500% to 7.500%, maturities ranging from 05/01/13 to 06/01/38, valued at $84,172,319) to be repurchased at $81,736,702	$81,721	81,720,698	8.8%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $10,580,000 FNMA 5.000%, 04/01/38, valued at $10,241,518) to be repurchased at $9,943,838	9,942	9,941,966	1.1%
TOTAL SECURITIES LENDING COLLATERAL		91,662,664	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,029,317,711)		$1,014,094,618	110.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company		$8,211,362,274
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $8,240,356,658)	456,186,793	$8,211,362,274

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.5%)
Consumer Discretionary — (10.5%)
Comcast Corp. Class A	201,673	$4,537,642	0.3%
Disney (Walt) Co.	199,700	6,709,920	0.4%
McDonald's Corp.	87,380	5,183,382	0.3%
Time Warner, Inc.	365,419	5,802,854	0.4%
Other Securities		162,230,524	10.5%
Total Consumer Discretionary		184,464,322	11.9%
Consumer Staples — (7.0%)
Altria Group, Inc.	189,520	4,218,715	0.3%
Coca-Cola Co.	173,019	9,907,068	0.7%
CVS Caremark Corp.	103,100	4,411,649	0.3%
Kraft Foods, Inc.	156,330	5,077,598	0.3%
PepsiCo, Inc.	107,320	7,329,956	0.5%
* Philip Morris International, Inc.	101,120	5,324,979	0.4%
Procter & Gamble Co.	183,572	12,124,931	0.8%
Wal-Mart Stores, Inc.	238,348	13,762,214	0.9%
Other Securities		61,722,620	3.8%
Total Consumer Staples		123,879,730	8.0%
Energy — (10.3%)
Chevron Corp.	147,560	14,630,574	1.0%
ConocoPhillips	159,085	14,810,813	1.0%
Devon Energy Corp.	42,900	4,973,826	0.3%
Exxon Mobil Corp.	351,494	31,198,607	2.0%
Occidental Petroleum Corp.	51,424	4,727,408	0.3%
Schlumberger, Ltd.	64,900	6,563,337	0.4%
Other Securities		104,489,777	6.7%
Total Energy		181,394,342	11.7%
Financials — (14.4%)
American International Group, Inc.	260,018	9,360,648	0.6%
Bank of America Corp.	459,100	15,613,991	1.0%
Bank of New York Mellon Corp.	111,358	4,958,772	0.3%
JPMorgan Chase & Co.	350,663	15,078,509	1.0%
MetLife, Inc.	76,245	4,576,987	0.3%
Morgan Stanley	113,560	5,022,759	0.3%
The Goldman Sachs Group, Inc.	26,253	4,631,292	0.3%
Wells Fargo & Co.	304,235	8,387,759	0.6%
Other Securities		186,347,469	12.0%
Total Financials		253,978,186	16.4%
Health Care — (9.5%)
Abbott Laboratories	90,405	5,094,322	0.3%
* Genentech, Inc.	67,348	4,772,953	0.3%
Johnson & Johnson	186,466	12,444,741	0.8%
Medtronic, Inc.	79,572	4,031,913	0.3%
Merck & Co., Inc.	128,568	5,009,009	0.3%
Pfizer, Inc.	684,368	13,249,364	0.9%
Wyeth	90,895	4,042,101	0.3%
Other Securities		119,014,839	7.6%
Total Health Care		167,659,242	10.8%
Industrials — (11.4%)
Boeing Co.	50,788	4,203,723	0.3%
General Electric Co.	525,567	16,145,418	1.1%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Union Pacific Corp.	53,020	$4,364,076	0.3%
United Technologies Corp.	62,635	4,449,590	0.3%
Other Securities		171,893,349	11.0%
Total Industrials		201,056,156	13.0%
Information Technology — (13.7%)
* Apple, Inc.	51,724	9,762,905	0.6%
* Cisco Sytems, Inc.	406,334	10,857,244	0.7%
* Google, Inc.	15,284	8,953,367	0.6%
Hewlett-Packard Co.	148,599	6,993,069	0.5%
Intel Corp.	381,156	8,835,196	0.6%
International Business Machines Corp.	90,530	11,717,298	0.8%
Microsoft Corp.	633,800	17,949,216	1.2%
* Oracle Corp.	352,835	8,058,751	0.5%
QUALCOMM, Inc.	122,323	5,937,558	0.4%
Other Securities		151,938,664	9.7%
Total Information Technology		241,003,268	15.6%
Materials — (4.9%)
Monsanto Co.	38,551	4,911,397	0.3%
Other Securities		81,104,549	5.3%
Total Materials		86,015,946	5.6%
Telecommunication Services — (2.5%)
AT&T, Inc.	405,575	16,182,443	1.1%
Verizon Communications, Inc.	306,707	11,799,018	0.8%
Other Securities		15,425,750	0.9%
Total Telecommunication Services		43,407,211	2.8%
Utilities — (3.3%)
Exelon Corp.	47,680	4,195,840	0.3%
Other Securities		54,562,365	3.5%
Total Utilities		58,758,205	3.8%
TOTAL COMMON STOCKS		1,541,616,608	99.6%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		96,607	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		104	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,007,149	9,007,149	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $198,331,960 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/37 to 05/01/38, valued at $194,182,188) to be repurchased at $188,563,315	$188,526	188,526,395	12.2%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $24,825,011 FNMA 6.000%, 12/01/37 & 6.500%, 07/01/37, valued at $24,297,195) to be repurchased at $23,590,807	23,586	23,586,365	1.5%
TOTAL SECURITIES LENDING COLLATERAL		212,112,760	13.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,726,810,609)		$1,762,833,228	113.9%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (11.1%)
Comcast Corp. Class A	559,242	$12,582,945	0.4%
Disney (Walt) Co.	515,212	17,311,123	0.5%
Home Depot, Inc.	380,845	10,419,919	0.3%
Lowe's Companies, Inc.	362,000	8,688,000	0.3%
Time Warner, Inc.	941,120	14,944,986	0.5%
Other Securities		357,561,115	10.8%
Total Consumer Discretionary		421,508,088	12.8%
Consumer Staples — (6.6%)
Altria Group, Inc.	582,700	12,970,902	0.4%
Coca-Cola Co.	160,813	9,208,152	0.3%
CVS Caremark Corp.	333,685	14,278,381	0.4%
Kraft Foods, Inc.	390,697	12,689,839	0.4%
* Philip Morris International, Inc.	154,900	8,157,034	0.3%
Procter & Gamble Co.	571,788	37,766,597	1.2%
Wal-Mart Stores, Inc.	404,300	23,344,282	0.7%
Other Securities		132,249,150	3.9%
Total Consumer Staples		250,664,337	7.6%
Energy — (11.4%)
Anadarko Petroleum Corp.	133,128	9,980,606	0.3%
Apache Corp.	79,063	10,599,186	0.3%
Chesapeake Energy Corp.	164,600	9,015,142	0.3%
Chevron Corp.	549,734	54,506,126	1.7%
ConocoPhillips	443,978	41,334,352	1.3%
Devon Energy Corp.	119,000	13,796,860	0.4%
Exxon Mobil Corp.	440,684	39,115,112	1.2%
Marathon Oil Corp.	189,788	9,753,205	0.3%
Occidental Petroleum Corp.	157,660	14,493,684	0.5%
Other Securities		228,772,353	6.9%
Total Energy		431,366,626	13.2%
Financials — (16.7%)
Allstate Corp.	163,880	8,348,047	0.3%
American International Group, Inc.	612,570	22,052,520	0.7%
Bank of America Corp.	1,268,999	43,158,656	1.3%
Bank of New York Mellon Corp.	314,970	14,025,614	0.4%
Citigroup, Inc.	795,672	17,417,260	0.5%
JPMorgan Chase & Co.	877,852	37,747,636	1.2%
Merrill Lynch & Co., Inc.	238,512	10,475,447	0.3%
MetLife, Inc.	202,592	12,161,598	0.4%
Morgan Stanley	266,304	11,778,626	0.4%
Prudential Financial, Inc.	112,016	8,367,595	0.3%
The Goldman Sachs Group, Inc.	119,024	20,997,024	0.7%
The Travelers Companies, Inc.	177,178	8,825,236	0.3%
Wells Fargo & Co.	823,601	22,706,680	0.7%
Other Securities		394,063,437	11.8%
Total Financials		632,125,376	19.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (8.0%)
Johnson & Johnson	142,350	$9,500,439	0.3%
Pfizer, Inc.	1,913,312	37,041,720	1.1%
Other Securities		255,236,320	7.8%
Total Health Care		301,778,479	9.2%
Industrials — (11.1%)
Burlington Northern Santa Fe Corp.	81,866	9,254,951	0.3%
General Electric Co.	752,936	23,130,194	0.7%
Union Pacific Corp.	136,600	11,243,546	0.4%
Other Securities		377,582,615	11.4%
Total Industrials		421,211,306	12.8%
Information Technology — (11.2%)
* Apple, Inc.	46,714	8,817,268	0.3%
* Cisco Sytems, Inc.	332,162	8,875,369	0.3%
Hewlett-Packard Co.	213,714	10,057,381	0.3%
Intel Corp.	458,292	10,623,209	0.3%
International Business Machines Corp.	77,144	9,984,748	0.3%
Microsoft Corp.	526,939	14,922,912	0.5%
Other Securities		359,821,162	10.9%
Total Information Technology		423,102,049	12.9%
Materials — (5.3%)
Alcoa, Inc.	225,136	9,138,270	0.3%
Dow Chemical Co.	259,888	10,499,475	0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	8,832,954	0.3%
Other Securities		174,301,822	5.3%
Total Materials		202,772,521	6.2%
Other — (0.0%)
Total Other		168	0.0%
Telecommunication Services — (2.6%)
AT&T, Inc.	995,052	39,702,575	1.2%
Verizon Communications, Inc.	748,363	28,789,525	0.9%
Other Securities		29,543,829	0.9%
Total Telecommunication Services		98,035,929	3.0%
Utilities — (2.3%)
Total Utilities		87,321,369	2.7%
TOTAL COMMON STOCKS		3,269,886,248	99.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		342,916	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		237	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	25,236,044	25,236,044	0.8%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $473,974,286 FHLMC 5.000%, maturities ranging from 12/01/35 to 06/01/38 & FNMA 5.788%(r), 05/01/37, valued at $449,713,822) to be repurchased at $436,700,864	$436,615	$436,615,360	13.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,721,546 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 09/01/36 to 05/01/38, valued at $56,695,259) to be repurchased at $55,050,102	55,040	55,039,736	1.7%
TOTAL SECURITIES LENDING COLLATERAL		491,655,096	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,810,980,935)		$3,787,120,541	115.5%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.0%)
Consumer Discretionary — (11.8%)
Comcast Corp. Class A	191,618	$4,311,405	0.4%
Disney (Walt) Co.	86,800	2,916,480	0.3%
* Liberty Media Holding Corp. Interactive Class A	219,019	3,721,133	0.3%
Macy's, Inc.	157,690	3,732,522	0.4%
Time Warner, Inc.	353,081	5,606,926	0.5%
Other Securities		129,908,085	11.6%
Total Consumer Discretionary		150,196,551	13.5%
Consumer Staples — (5.0%)
Coca-Cola Enterprises, Inc.	164,260	3,308,196	0.3%
CVS Caremark Corp.	87,809	3,757,347	0.4%
Molson Coors Brewing Co.	64,500	3,741,000	0.4%
* Philip Morris International, Inc.	46,200	2,432,892	0.2%
Procter & Gamble Co.	74,000	4,887,700	0.5%
Wal-Mart Stores, Inc.	42,300	2,442,402	0.2%
Other Securities		42,932,209	3.7%
Total Consumer Staples		63,501,746	5.7%
Energy — (11.3%)
Anadarko Petroleum Corp.	52,100	3,905,937	0.4%
Apache Corp.	19,300	2,587,358	0.2%
Chesapeake Energy Corp.	48,600	2,661,822	0.2%
Chevron Corp.	95,200	9,439,080	0.9%
Cimarex Energy Co.	51,000	3,475,140	0.3%
ConocoPhillips	153,600	14,300,160	1.3%
Devon Energy Corp.	37,100	4,301,374	0.4%
* Encore Acquisition Co.	42,400	2,831,896	0.3%
Exxon Mobil Corp.	56,300	4,997,188	0.5%
Helmerich & Payne, Inc.	40,300	2,524,795	0.2%
* Newfield Exploration Co.	43,600	2,757,264	0.3%
Pioneer Natural Resources Co.	54,700	3,926,913	0.4%
* Plains Exploration & Production Co.	36,915	2,638,684	0.2%
Valero Energy Corp.	59,500	3,024,980	0.3%
Other Securities		81,518,126	7.1%
Total Energy		144,890,717	13.0%
Financials — (20.7%)
Allstate Corp.	54,890	2,796,097	0.3%
American International Group, Inc.	190,030	6,841,080	0.6%
Bank of America Corp.	402,170	13,677,802	1.2%
CNA Financial Corp.	92,800	2,820,192	0.3%
Genworth Financial, Inc.	160,400	3,544,840	0.3%
JPMorgan Chase & Co.	333,480	14,339,640	1.3%
Legg Mason, Inc.	47,700	2,566,737	0.2%
# M&T Bank Corp.	38,800	3,362,408	0.3%
Marshall & Ilsley Corp.	107,987	2,509,618	0.2%
MetLife, Inc.	73,840	4,432,615	0.4%
Old Republic International Corp.	182,689	2,749,469	0.3%
The Travelers Companies, Inc.	69,400	3,456,814	0.3%
UnionBanCal Corp.	68,600	3,434,116	0.3%
Unum Group	161,075	3,878,686	0.4%
Wells Fargo & Co.	147,042	4,053,948	0.4%
Other Securities		189,531,030	16.9%
Total Financials		263,995,092	23.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.2%)
Pfizer, Inc.	309,722	$5,996,218	0.6%
Other Securities		86,642,556	7.7%
Total Health Care		92,638,774	8.3%
Industrials — (11.9%)
General Electric Co.	160,700	4,936,704	0.5%
R. R. Donnelley & Sons Co.	78,900	2,590,287	0.2%
Southwest Airlines Co.	265,916	3,472,863	0.3%
Union Pacific Corp.	51,400	4,230,734	0.4%
Other Securities		136,314,833	12.2%
Total Industrials		151,545,421	13.6%
Information Technology — (11.1%)
* Arrow Electronics, Inc.	81,600	2,501,856	0.2%
* Computer Sciences Corp.	75,645	3,717,952	0.3%
Electronic Data Systems Corp.	140,700	3,445,743	0.3%
Other Securities		132,276,334	11.9%
Total Information Technology		141,941,885	12.7%
Materials — (4.8%)
Total Materials		61,877,793	5.5%
Other — (0.0%)
Total Other		16	0.0%
Telecommunication Services — (2.1%)
AT&T, Inc.	270,720	10,801,728	1.0%
Verizon Communications, Inc.	150,079	5,773,539	0.5%
Other Securities		9,847,209	0.9%
Total Telecommunication Services		26,422,476	2.4%
Utilities — (1.1%)
Total Utilities		13,810,662	1.2%
TOTAL COMMON STOCKS		1,110,821,133	99.6%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		255,633	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,922,677	6,922,677	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $164,714,562 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 12/01/35 to 03/01/38, valued at $145,320,579) to be repurchased at $141,115,570	$141,088	141,087,940	12.7%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $23,730,644 FNMA 5.500%, 01/01/35 & 6.000%, 12/01/37, valued at $18,270,390) to be repurchased at $17,740,212	17,737	17,736,872	1.6%
TOTAL SECURITIES LENDING COLLATERAL		158,824,812	14.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,304,898,328)		$1,276,824,255	114.5%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (92.9%)
Consumer Discretionary — (12.1%)
Comcast Corp. Class A	86,150	$1,938,375	0.4%
Comcast Corp. Special Class A Non-Voting	57,600	1,283,904	0.3%
Disney (Walt) Co.	62,692	2,106,451	0.5%
McDonald's Corp.	19,700	1,168,604	0.3%
Time Warner, Inc.	131,300	2,085,044	0.5%
Other Securities		50,071,153	10.9%
Total Consumer Discretionary		58,653,531	12.9%
Consumer Staples — (5.3%)
Altria Group, Inc.	89,400	1,990,044	0.4%
Kraft Foods, Inc.	56,200	1,825,376	0.4%
PepsiCo, Inc.	19,400	1,325,020	0.3%
Other Securities		20,605,031	4.5%
Total Consumer Staples		25,745,471	5.6%
Energy — (11.5%)
Anadarko Petroleum Corp.	26,510	1,987,455	0.4%
Apache Corp.	12,400	1,662,344	0.4%
Chesapeake Energy Corp.	22,200	1,215,894	0.3%
Chevron Corp.	63,500	6,296,025	1.4%
ConocoPhillips	87,530	8,149,043	1.8%
Devon Energy Corp.	23,100	2,678,214	0.6%
Exxon Mobil Corp.	38,504	3,417,615	0.8%
Marathon Oil Corp.	29,400	1,510,866	0.3%
Occidental Petroleum Corp.	16,200	1,489,266	0.3%
Other Securities		27,084,393	5.9%
Total Energy		55,491,115	12.2%
Financials — (17.9%)
Allstate Corp.	34,100	1,737,054	0.4%
Bank of America Corp.	207,344	7,051,769	1.6%
Bank of New York Mellon Corp.	48,700	2,168,611	0.5%
Hartford Financial Services Group, Inc.	19,100	1,357,437	0.3%
JPMorgan Chase & Co.	87,368	3,756,824	0.8%
MetLife, Inc.	35,700	2,143,071	0.5%
Morgan Stanley	45,722	2,022,284	0.5%
Prudential Financial, Inc.	21,500	1,606,050	0.4%
The Goldman Sachs Group, Inc.	15,810	2,789,042	0.6%
The Travelers Companies, Inc.	35,810	1,783,696	0.4%
U.S. Bancorp	37,900	1,257,901	0.3%
Wells Fargo & Co.	118,100	3,256,017	0.7%
Other Securities		55,901,544	12.0%
Total Financials		86,831,300	19.0%
Health Care — (10.5%)
Johnson & Johnson	43,375	2,894,847	0.7%
Pfizer, Inc.	295,965	5,729,882	1.3%
* WellPoint, Inc.	21,500	1,200,130	0.3%
Other Securities		41,104,976	8.9%
Total Health Care		50,929,835	11.2%
Industrials — (12.9%)
CSX Corp.	22,400	1,546,944	0.4%
FedEx Corp.	16,100	1,476,531	0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
General Electric Co.	89,100	$2,737,152	0.6%
Norfolk Southern Corp.	18,700	1,260,006	0.3%
Raytheon Co.	25,200	1,609,272	0.4%
Southwest Airlines Co.	94,900	1,239,394	0.3%
Union Pacific Corp.	20,400	1,679,124	0.4%
United Technologies Corp.	23,750	1,687,200	0.4%
Other Securities		49,406,540	10.6%
Total Industrials		62,642,163	13.7%
Information Technology — (12.4%)
* Cisco Sytems, Inc.	51,895	1,386,634	0.3%
Electronic Data Systems Corp.	49,600	1,214,704	0.3%
Hewlett-Packard Co.	35,000	1,647,100	0.4%
Intel Corp.	59,762	1,385,283	0.3%
International Business Machines Corp.	15,866	2,053,536	0.5%
Microsoft Corp.	44,200	1,251,744	0.3%
Other Securities		51,250,134	11.1%
Total Information Technology		60,189,135	13.2%
Materials — (5.7%)
Alcoa, Inc.	42,370	1,719,798	0.4%
Dow Chemical Co.	36,800	1,486,720	0.3%
Other Securities		24,451,043	5.4%
Total Materials		27,657,561	6.1%
Telecommunication Services — (1.8%)
AT&T, Inc.	52,000	2,074,800	0.5%
Verizon Communications, Inc.	78,830	3,032,590	0.7%
Other Securities		3,656,285	0.7%
Total Telecommunication Services		8,763,675	1.9%
Utilities — (2.8%)
Total Utilities		13,295,195	2.9%
TOTAL COMMON STOCKS		450,198,981	98.7%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		50,505	0.0%
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,923,346	5,923,346	1.3%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (5.9%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $42,993,486 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/36 to 02/01/38 & FNMA 5.994%(r), 10/01/37 & 6.439%(r), 08/01/30, valued at $25,927,080) to be repurchased at $25,176,852	$25,172	25,171,922	5.5%
@Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $4,556,417 FNMA 5.000%, 04/01/38 & 5.500%, 03/01/35, valued at $3,257,564) to be repurchased at $3,160,958	3,160	3,160,363	0.7%
TOTAL SECURITIES LENDING COLLATERAL		28,332,285	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $480,546,736)		$484,505,117	106.2%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company		$2,836,188,141
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,641,926,583)	194,927,020	$2,836,188,141

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company		$4,232,281,741
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,958,795,825)	457,049,864	$4,232,281,741

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.2%)
Real Estate Investment Trusts — (83.2%)
*# Alexander's, Inc.	48,900	$16,870,500	0.6%
# Alexandria Real Estate Equities, Inc.	316,750	33,037,025	1.2%
# AMB Property Corp.	973,065	57,352,451	2.1%
# Apartment Investment & Management Co. Class A	939,087	37,159,673	1.4%
# AvalonBay Communities, Inc.	754,956	76,401,547	2.8%
BioMed Realty Trust, Inc.	643,252	16,904,663	0.6%
# Boston Properties, Inc.	1,136,764	111,107,313	4.1%
Brandywine Realty Trust	855,320	16,054,356	0.6%
# BRE Properties, Inc. Class A	500,915	24,274,341	0.9%
# Camden Property Trust	517,709	25,502,345	0.9%
CBL & Associates Properties, Inc.	645,646	16,986,946	0.6%
# Commercial Net Lease Realty	712,704	16,185,508	0.6%
Corporate Office Properties Trust	465,400	17,643,314	0.6%
# Developers Diversified Realty Corp.	1,173,594	46,568,210	1.7%
# Digital Realty Trust, Inc.	636,217	26,911,979	1.0%
# Douglas Emmett, Inc.	1,104,088	27,050,156	1.0%
# Duke Realty Corp.	1,430,536	36,736,164	1.3%
# Entertainment Properties Trust	274,379	15,104,564	0.5%
# Equity One, Inc.	726,176	16,854,545	0.6%
# Equity Residential	2,563,239	108,399,377	4.0%
# Essex Property Trust, Inc.	247,400	29,556,878	1.1%
# Federal Realty Investment Trust	577,252	46,538,056	1.7%
# General Growth Properties, Inc.	2,391,809	99,403,582	3.6%
HCP, Inc.	1,442,103	49,406,449	1.8%
# Health Care REIT, Inc.	646,027	31,203,104	1.1%
Highwood Properties, Inc.	417,300	15,022,800	0.5%
# Home Properties, Inc.	322,970	16,536,064	0.6%
Hospitality Properties Trust	922,519	28,598,089	1.0%
Host Marriott Corp.	5,143,768	88,421,372	3.2%
HRPT Properties Trust	2,214,959	17,254,531	0.6%
# Kilroy Realty Corp.	323,193	17,620,482	0.6%
# Kimco Realty Corp.	2,475,170	97,397,940	3.6%
# Liberty Property Trust	904,453	32,108,082	1.2%
Mack-Cali Realty Corp.	645,131	24,927,862	0.9%
# Nationwide Health Properties, Inc.	695,224	23,727,995	0.9%
# Post Properties, Inc.	429,266	15,243,236	0.6%
# ProLogis	2,456,890	152,155,198	5.5%
# Public Storage	1,623,966	143,120,124	5.2%
# Realty Income Corp.	995,148	24,381,126	0.9%
# Regency Centers Corp.	683,682	45,458,016	1.7%
Senior Housing Properties Trust	895,730	19,894,163	0.7%
# Simon Property Group, Inc.	2,124,732	211,113,372	7.7%
# SL Green Realty Corp.	580,309	57,856,807	2.1%
Taubman Centers, Inc.	517,061	27,792,029	1.0%
The Macerich Co.	707,066	50,576,431	1.8%
# UDR, Inc.	1,313,231	32,489,335	1.2%
# Ventas, Inc.	942,328	44,911,352	1.6%
# Vornado Realty Trust	1,454,980	142,195,195	5.2%
# Washington REIT	459,824	15,491,471	0.6%
# Weingarten Realty Investors	838,057	28,912,967	1.1%
Other Securities		362,205,537	13.3%
TOTAL COMMON STOCKS		2,734,624,622	99.7%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.8%)
@Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $673,084,617 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 05/01/12 to 11/01/47, valued at $504,976,414) to be repurchased at $490,364,374	$490,268	$490,268,363	17.9%
@Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $63,476,785 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 05/01/28 to 05/01/38, valued at $62,682,240) to be repurchased at $60,867,384	60,856	60,855,923	2.2%
TOTAL SECURITIES LENDING COLLATERAL		551,124,286	20.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,795,878,957)		$3,285,748,908	119.8%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
# BHP Billiton, Ltd.	360,962	$15,176,199	0.7%
Other Securities		110,125,897	5.2%
TOTAL — AUSTRALIA		125,302,096	5.9%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		9,959,037	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		20,748,743	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8	0.0%
TOTAL — BELGIUM		20,748,751	1.0%
CANADA — (7.4%)
COMMON STOCKS — (7.4%)
# EnCana Corp.	108,800	9,801,417	0.5%
# Manulife Financial Corp.	214,690	8,290,716	0.4%
Potash Corp. of Saskatchewan, Inc.	46,500	9,234,949	0.4%
* Research In Motion, Ltd.	73,300	10,137,030	0.5%
# Royal Bank of Canada	210,980	10,786,820	0.5%
Suncor Energy, Inc.	133,958	9,142,202	0.4%
Other Securities		120,029,017	5.6%
TOTAL — CANADA		177,422,151	8.3%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		22,189,167	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		159,182	0.0%
TOTAL — DENMARK		22,348,349	1.0%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Nokia Oyj	422,721	12,050,142	0.6%
Other Securities		21,572,592	1.0%
TOTAL — FINLAND		33,622,734	1.6%
FRANCE — (8.0%)
COMMON STOCKS — (7.9%)
# BNP Paribas SA	122,464	12,630,415	0.6%
Sanofi - Aventis	111,839	8,338,426	0.4%
# Total SA	235,328	20,509,874	1.0%
Other Securities		149,067,051	6.9%
TOTAL COMMON STOCKS		190,545,766	8.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,283,283	0.1%
TOTAL — FRANCE		191,829,049	9.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.3%)
COMMON STOCKS — (7.3%)
Allianz SE	46,204	$8,740,747	0.4%
BASF AG	65,207	9,756,725	0.5%
Daimler AG	117,627	8,942,371	0.4%
E.ON AG	76,335	16,195,878	0.8%
RWE AG Series A	67,377	8,701,385	0.4%
Siemens AG	83,409	9,451,784	0.4%
Other Securities		112,310,359	5.3%
TOTAL — GERMANY		174,099,249	8.2%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		13,553,567	0.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		41,479,563	1.9%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		12,482,530	0.6%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Enel SpA	697,674	7,845,191	0.4%
# Eni SpA	285,395	11,644,243	0.6%
# UniCredito Italiano SpA	1,478,873	10,345,681	0.5%
Other Securities		43,054,220	1.9%
TOTAL COMMON STOCKS		72,889,335	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		50,791	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,543	0.0%
TOTAL — ITALY		72,944,669	3.4%
JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
Mitsubishi UFJ Financial Group, Inc.	990,882	10,076,840	0.5%
Mitsubishi UFJ Financial Group, Inc. ADR	879,800	8,929,970	0.4%
Mizuho Financial Group, Inc.	1,541	8,093,100	0.4%
Nintendo Co., Ltd.	16,200	8,922,916	0.4%
Sumitomo Mitsui Financial Group, Inc.	996	8,581,450	0.4%
Takeda Pharmaceutical Co., Ltd.	137,900	7,994,253	0.4%
Toyota Motor Corp.	323,900	16,542,962	0.8%
Other Securities		361,010,102	16.8%
TOTAL — JAPAN		430,151,593	20.1%
NETHERLANDS — (2.9%)
COMMON STOCKS — (2.9%)
ArcelorMittal	129,106	12,814,056	0.6%
ING Groep NV	219,463	8,380,126	0.4%
Royal Dutch Shell P.L.C. Series A	303,455	12,956,123	0.6%
Other Securities		36,632,030	1.7%
TOTAL — NETHERLANDS		70,782,335	3.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$2,058,497	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,194,632	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		6,013,612	0.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,772	0.0%
TOTAL — PORTUGAL		6,018,384	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		21,420,302	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,843	0.0%
TOTAL — SINGAPORE		21,449,145	1.0%
SPAIN — (3.6%)
COMMON STOCKS — (3.6%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	489,400	10,918,514	0.5%
# Banco Santander Central Hispano SA	566,687	11,821,115	0.6%
Telefonica SA	405,073	11,615,270	0.5%
Other Securities		51,132,330	2.4%
TOTAL — SPAIN		85,487,229	4.0%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		45,062,355	2.1%
SWITZERLAND — (5.8%)
COMMON STOCKS — (5.8%)
Nestle SA	61,357	30,178,750	1.4%
# Novartis AG	239,486	12,576,193	0.6%
Roche Holding AG Genusschein	107,214	18,494,432	0.9%
Other Securities		77,365,787	3.6%
TOTAL COMMON STOCKS		138,615,162	6.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		337,119	0.0%
TOTAL — SWITZERLAND		138,952,281	6.5%
UNITED KINGDOM — (16.8%)
COMMON STOCKS — (16.8%)
Anglo American P.L.C.	211,678	14,423,981	0.7%
BG Group P.L.C.	434,325	10,923,618	0.5%
BHP Billiton P.L.C.	251,116	9,553,147	0.5%
BP P.L.C.	2,255,040	27,224,374	1.3%
British American Tobacco P.L.C.	273,139	10,221,718	0.5%
GlaxoSmithKline P.L.C.	629,019	13,930,677	0.7%
HSBC Holdings P.L.C.	1,242,796	20,967,558	1.0%
HSBC Holdings P.L.C. Sponsored ADR	98,000	8,252,580	0.4%
Rio Tinto P.L.C.	114,511	13,772,938	0.7%
Royal Dutch Shell P.L.C. ADR	120,400	10,081,092	0.5%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Royal Dutch Shell P.L.C. Series B	303,924	$12,697,278	0.6%
Tesco P.L.C.	1,179,771	9,691,388	0.5%
Vodafone Group P.L.C.	6,093,647	19,567,474	0.9%
Xstrata P.L.C.	115,064	9,104,896	0.4%
Other Securities		213,360,003	9.7%
TOTAL COMMON STOCKS		403,772,722	18.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		849,918	0.1%
TOTAL — UNITED KINGDOM		404,622,640	19.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		899,764	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $7,680,000 FHLMC 6.584%(r), 03/01/37, valued at $6,206,476) to be repurchased at $6,113,988	$6,113	6,113,000	0.3%
SECURITIES LENDING COLLATERAL — (11.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $307,968,985 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 07/01/19 to 11/01/37 & FNMA, rates ranging from 4.818%(r) to 6.465%(r), maturities ranging from 06/01/33 to 09/01/45, valued at $227,451,929) to be repurchased at $223,035,756	222,992	222,992,087	10.4%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $55,963,311 FNMA 5.000%, 04/01/38 & 5.000%, 05/01/38, valued at $54,063,895) to be repurchased at $53,010,291	53,000	53,000,000	2.5%
TOTAL SECURITIES LENDING COLLATERAL		275,992,087	12.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,799,860,790)		$2,401,575,687	112.5%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.9%)
COMMON STOCKS — (4.9%)
Australia & New Zealand Banking Group, Ltd.	376,573	$7,815,172	0.3%
Commonwealth Bank of Australia	214,475	8,686,772	0.3%
National Australia Bank, Ltd.	246,013	7,373,649	0.2%
Other Securities		140,095,557	4.9%
TOTAL COMMON STOCKS		163,971,150	5.7%
PREFERRED STOCKS — (0.0%)
Other Securities		47,796	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,484	0.0%
TOTAL — AUSTRALIA		164,031,430	5.7%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		22,957,055	0.8%
BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
# Fortis	399,837	9,780,924	0.3%
Other Securities		27,625,162	1.0%
TOTAL COMMON STOCKS		37,406,086	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		987	0.0%
TOTAL — BELGIUM		37,407,073	1.3%
CANADA — (7.0%)
COMMON STOCKS — (7.0%)
# EnCana Corp.	80,000	7,206,924	0.2%
# Manulife Financial Corp.	182,673	7,054,311	0.2%
# Royal Bank of Canada	155,257	7,937,858	0.3%
# Toronto Dominion Bank	120,460	8,715,650	0.3%
Other Securities		202,510,217	7.1%
TOTAL COMMON STOCKS		233,424,960	8.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37,714	0.0%
TOTAL — CANADA		233,462,674	8.1%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		31,181,366	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		138,759	0.0%
TOTAL — DENMARK		31,320,125	1.1%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		47,441,478	1.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (6.3%)
COMMON STOCKS — (6.3%)
AXA SA Sponsored ADR	274,912	$9,726,387	0.3%
# BNP Paribas SA	146,852	15,145,689	0.5%
Compagnie de Saint-Gobain	93,414	7,539,452	0.3%
Sanofi - Aventis ADR	197,895	7,385,441	0.3%
Total SA Sponsored ADR	81,090	7,075,913	0.3%
Vivendi SA	201,198	8,462,762	0.3%
Other Securities		155,618,369	5.4%
TOTAL COMMON STOCKS		210,954,013	7.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		995,904	0.0%
TOTAL — FRANCE		211,949,917	7.4%
GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
Allianz SE	38,332	7,251,544	0.2%
Allianz SE Sponsered ADR	468,900	8,876,277	0.3%
Commerzbank AG	208,386	7,347,788	0.3%
DaimlerChrysler AG	172,726	13,131,169	0.5%
# Deutsche Bank AG	86,078	9,181,270	0.3%
# E. ON AG Sponsered ADR	222,070	15,692,443	0.5%
# Munchener Rueckversicherungs-Gesellschaft AG	44,371	8,312,928	0.3%
Siemens AG Sponsored ADR	97,300	11,071,767	0.4%
Other Securities		133,256,374	4.7%
TOTAL — GERMANY		214,121,560	7.5%
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		33,850,904	1.2%
HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		66,264,352	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,245	0.0%
TOTAL — HONG KONG		66,271,597	2.3%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
# Allied Irish Banks P.L.C. Sponsored ADR	180,982	7,297,194	0.2%
Other Securities		24,700,341	0.9%
TOTAL — IRELAND		31,997,535	1.1%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Eni SpA Sponsored ADR	111,450	9,093,206	0.3%
Intesa Sanpaolo SpA	1,238,040	8,123,598	0.3%
# UniCredito Italiano SpA	1,570,241	10,984,860	0.4%
Other Securities		63,666,070	2.2%
TOTAL COMMON STOCKS		91,867,734	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,933	0.0%
TOTAL — ITALY		91,878,667	3.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (17.5%)
COMMON STOCKS — (17.5%)
Mitsubishi UFJ Financial Group, Inc.	952,520	$9,686,715	0.3%
Toyota Motor Corp. Sponsored ADR	138,200	14,103,310	0.5%
Other Securities		560,997,337	19.6%
TOTAL — JAPAN		584,787,362	20.4%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
Aegon NV	527,776	8,051,897	0.3%
ArcelorMittal	152,014	15,087,726	0.5%
ING Groep NV Sponsered ADR	358,115	13,687,155	0.5%
Koninklijke Philips Electronics NV	211,137	8,110,819	0.3%
Other Securities		59,208,002	2.0%
TOTAL — NETHERLANDS		104,145,599	3.6%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		6,564,037	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,054	0.0%
TOTAL — NEW ZEALAND		6,565,091	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		33,543,067	1.2%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		12,211,852	0.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		22,531	0.0%
TOTAL — PORTUGAL		12,234,383	0.4%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		40,044,404	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		32,766	0.0%
TOTAL — SINGAPORE		40,077,170	1.4%
SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	640,476	14,289,020	0.5%
# Banco Santander SA Sponsored ADR	881,996	18,433,716	0.7%
Other Securities		69,091,979	2.4%
TOTAL — SPAIN		101,814,715	3.6%
SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		74,064,701	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26	0.0%
TOTAL — SWEDEN		74,064,727	2.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Compagnie Financiere Richemont AG Series A	121,838	$7,593,986	0.3%
Credit Suisse Group Sponsered ADR	301,415	15,339,009	0.5%
Nestle SA	46,170	22,708,947	0.8%
Novartis AG ADR	272,402	14,260,245	0.5%
Roche Holding AG Genusschein	80,105	13,818,125	0.5%
Swiss Re	117,132	9,104,006	0.3%
Zurich Financial SVCS AG	48,442	14,216,893	0.5%
Other Securities		95,250,586	3.3%
TOTAL COMMON STOCKS		192,291,797	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		195,903	0.0%
TOTAL — SWITZERLAND		192,487,700	6.7%
UNITED KINGDOM — (15.2%)
COMMON STOCKS — (15.2%)
Anglo American P.L.C.	142,644	9,719,925	0.3%
Aviva P.L.C.	833,627	10,417,885	0.4%
# Barclays P.L.C. Sponsered ADR	270,000	8,081,100	0.3%
BP P.L.C. Sponsored ADR	374,500	27,154,995	1.0%
# HSBC Holdings P.L.C. Sponsered ADR	443,672	37,361,619	1.3%
Royal Bank of Scotland Group P.L.C.	1,897,696	8,601,084	0.3%
Royal Dutch Shell P.L.C. ADR	315,537	26,419,913	0.9%
Tesco P.L.C.	849,341	6,977,026	0.2%
Vodafone Group P.L.C. Sponsered ADR	931,431	29,889,621	1.0%
Other Securities		343,325,152	12.0%
TOTAL COMMON STOCKS		507,948,320	17.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		690,543	0.0%
TOTAL — UNITED KINGDOM		508,638,863	17.7%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		1,105,393	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $16,300,000 FHLMC 6.04%(r), 11/01/36, valued at $13,363,464) to be repurchased at $13,164,128	$13,162	13,162,000	0.5%
SECURITIES LENDING COLLATERAL — (14.7%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $56,046,551 FNMA 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000	1.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $820,998,290 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 10/01/18 to 05/01/38 & FNMA, rates ranging from 4.250%(r) to 5.709%(r), maturities ranging from 09/01/15 to 02/01/38, valued at $450,485,525) to be repurchased at $441,738,965	441,652	441,652,475	15.4%
TOTAL SECURITIES LENDING COLLATERAL		491,652,475	17.1%
TOTAL INVESTMENTS — (100.0%) (Cost $3,285,243,430)		$3,350,968,560	116.8%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (0.3%)
COMMON STOCKS — (0.3%)
National Australia Bank, Ltd.	2,331	$69,866	0.1%
Other Securities		136,145	0.2%
TOTAL — AUSTRALIA		206,011	0.3%
AUSTRIA — (0.1%)
COMMON STOCKS — (0.1%)
Wienerberger AG	1,417	75,047	0.1%
BELGIUM — (0.2%)
COMMON STOCKS — (0.2%)
Fortis	3,111	76,102	0.1%
Other Securities		20,434	0.1%
TOTAL — BELGIUM		96,536	0.2%
BRAZIL — (0.3%)
COMMON STOCKS — (0.3%)
Petroleo Brasileiro SA ADR (71654V101)	1,000	60,440	0.1%
Petroleo Brasileiro SA ADR (71654V408)	800	56,400	0.1%
Other Securities		50,676	0.1%
TOTAL — BRAZIL		167,516	0.3%
CANADA — (0.7%)
COMMON STOCKS — (0.7%)
Petro-Canada	900	51,929	0.1%
Yamana Gold, Inc.	2,900	44,831	0.1%
Other Securities		332,241	0.5%
TOTAL — CANADA		429,001	0.7%
CHINA — (0.6%)
COMMON STOCKS — (0.6%)
Chaoda Modern Agriculture	32,000	45,102	0.1%
Shanghai Industrial Holdings, Ltd.	17,000	62,971	0.1%
Shimao Property Holdings, Ltd.	29,000	48,398	0.1%
Other Securities		241,182	0.3%
TOTAL — CHINA		397,653	0.6%
DENMARK — (0.1%)
COMMON STOCKS — (0.1%)
A P Moller - Maersk A.S.	4	49,834	0.1%
Other Securities		37,717	0.0%
TOTAL — DENMARK		87,551	0.1%
FINLAND — (0.4%)
COMMON STOCKS — (0.4%)
Rautaruukki Oyj Series K	880	46,851	0.1%
Other Securities		178,531	0.3%
TOTAL — FINLAND		225,382	0.4%
FRANCE — (1.0%)
COMMON STOCKS — (1.0%)
BNP Paribas SA	748	77,145	0.1%
Nexans SA	641	87,423	0.1%
Schneider Electric SA	620	77,820	0.1%
Other Securities		378,655	0.7%
TOTAL — FRANCE		621,043	1.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (1.1%)
COMMON STOCKS — (1.1%)
Commerzbank AG	2,296	$80,958	0.1%
Continental AG	373	46,964	0.1%
Deutsche Bank AG	786	83,836	0.2%
Deutsche Telekom AG Sponsored ADR	2,700	45,198	0.1%
E.ON AG	369	78,290	0.1%
Other Securities		323,586	0.5%
TOTAL — GERMANY		658,832	1.1%
HONG KONG — (0.3%)
COMMON STOCKS — (0.3%)
Cheung Kong Holdings, Ltd.	3,000	46,200	0.1%
Other Securities		135,519	0.2%
TOTAL — HONG KONG		181,719	0.3%
ISRAEL — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		7,000	0.0%
ITALY — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		278,769	0.4%
JAPAN — (2.5%)
COMMON STOCKS — (2.5%)
* Idemitsu Kosan Co., Ltd.	500	53,730	0.1%
Millea Holdings, Inc.	1,100	45,415	0.1%
Nintendo Co., Ltd.	100	55,080	0.1%
* Sbi Holdings, Inc.	161	47,436	0.1%
Other Securities		1,371,791	2.2%
TOTAL — JAPAN		1,573,452	2.6%
NETHERLANDS — (0.6%)
COMMON STOCKS — (0.6%)
Aegon NV	5,010	76,434	0.1%
Akzo Nobel NV	741	62,687	0.1%
ArcelorMittal	490	48,634	0.1%
Koninklijke DSM NV	764	46,800	0.1%
Other Securities		107,201	0.2%
TOTAL — NETHERLANDS		341,756	0.6%
NORWAY — (0.2%)
COMMON STOCKS — (0.2%)
Storebrand ASA	5,000	47,608	0.1%
Other Securities		57,225	0.1%
TOTAL — NORWAY		104,833	0.2%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		38,652	0.1%
SINGAPORE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		131,931	0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$132,019	0.2%
SOUTH KOREA — (2.1%)
COMMON STOCKS — (2.1%)
Hanjin Shipping Co., Ltd.	1,000	45,614	0.1%
POSCO ADR	600	81,990	0.1%
Other Securities		1,165,371	1.9%
TOTAL — SOUTH KOREA		1,292,975	2.1%
SPAIN — (0.4%)
COMMON STOCKS — (0.4%)
Repsol YPF SA Sponsored ADR	1,100	45,584	0.1%
Other Securities		180,171	0.3%
TOTAL — SPAIN		225,755	0.4%
SWEDEN — (0.4%)
COMMON STOCKS — (0.4%)
Svenska Handelsbanken AB Series A	2,600	72,459	0.1%
Other Securities		180,146	0.3%
TOTAL — SWEDEN		252,605	0.4%
SWITZERLAND — (0.8%)
COMMON STOCKS — (0.8%)
Clariant AG	4,307	48,097	0.1%
Roche Holding AG Genusschein	680	117,300	0.2%
Swiss Re	928	72,128	0.1%
Zurich Financial SVCS AG	256	75,132	0.1%
Other Securities		195,121	0.3%
TOTAL — SWITZERLAND		507,778	0.8%
TAIWAN — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		828,951	1.4%
UNITED KINGDOM — (2.3%)
COMMON STOCKS — (2.3%)
Barclays P.L.C. Sponsored ADR	2,000	59,860	0.1%
BP P.L.C. Sponsored ADR	800	58,008	0.1%
British Airways P.L.C.	9,854	45,449	0.1%
DSG International P.L.C.	62,674	72,313	0.1%
Enterprise Inns P.L.C.	4,828	44,691	0.1%
HSBC Holdings P.L.C. Sponsored ADR	1,100	92,631	0.2%
Man Group P.L.C.	7,101	87,430	0.1%
Punch Taverns P.L.C.	6,948	76,419	0.1%
Royal Dutch Shell P.L.C. ADR	2,100	175,833	0.3%
Standard Life P.L.C.	15,951	79,396	0.1%
Vodafone Group P.L.C. Sponsored ADR	3,000	96,270	0.2%
Yell Group P.L.C.	23,796	59,526	0.1%
Other Securities		496,832	0.8%
TOTAL COMMON STOCKS		1,444,658	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,779	0.0%
TOTAL — UNITED KINGDOM		1,446,437	2.4%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
AFFILIATED INVESTMENT COMPANIES — (80.9%)
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,033	$41,155,790	67.6%
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	441	8,983,314	14.7%
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		50,139,104	82.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,915,000 FNMA 6.50%, 09/01/37, valued at $1,584,423) to be repurchased at $1,557,252	$1,557	1,557,000	2.6%
TOTAL INVESTMENTS — (100.0%) (Cost $60,545,727)		$62,005,308	101.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2008
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,987,831,833
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,229,111,543
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,000,099,683
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		917,533,693
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		428,182,850
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,594,776,267)		5,562,759,602
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,600,000 FNMA 5.50%, 02/25/36, valued at $3,619,887) to be repurchased at $3,565,576 (Cost $3,565,000)	$3,565	3,565,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,598,341,267)		$5,566,324,602

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$200,253,418
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $298,987,757)	$200,253,418

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$147,558,614
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $133,119,121)	$147,558,614

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$46,506,274
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $39,966,409)	$46,506,274

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$190,167,036
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $158,218,656)	$190,167,036

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (23.7%)
COMMON STOCKS — (23.7%)
# CFS Retail Property Trust	4,349,305	$8,656,290	1.6%
Commonwealth Property Office Fund	4,075,870	5,070,930	0.9%
DB RREEF Trust	8,994,301	13,605,542	2.5%
Goodman Group	3,971,483	15,217,713	2.8%
GPT Group	6,496,214	17,907,213	3.3%
# ING Industrial Fund	2,880,741	5,499,485	1.0%
ING Office Fund	3,333,798	4,227,262	0.8%
# Macquarie Country Wide Trust	3,016,414	3,406,240	0.6%
Macquarie Office Trust	5,673,085	5,212,274	0.9%
Stockland Trust Group	4,389,153	26,504,261	4.8%
Westfield Group Stapled	1,596,599	26,066,252	4.8%
Other Securities		18,469,193	3.3%
TOTAL — AUSTRALIA		149,842,655	27.3%
BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
Befimmo S.C.A.	32,146	3,710,208	0.7%
# Cofinimmo SA	22,117	4,132,601	0.8%
Other Securities		2,956,242	0.5%
TOTAL — BELGIUM		10,799,051	2.0%
CANADA — (5.1%)
COMMON STOCKS — (5.1%)
# Boardwalk REIT	67,716	2,872,614	0.5%
# H&R REIT	188,900	3,745,300	0.7%
# Riocan REIT	304,033	6,535,975	1.2%
Other Securities		19,290,536	3.5%
TOTAL — CANADA		32,444,425	5.9%
CHINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		392,141	0.1%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
# Fonciere des Regions	46,612	6,345,947	1.2%
Klepierre SA	196,986	11,656,386	2.1%
# Mercialys	97,412	4,909,132	0.9%
# Societe Immobiliere de Location pour l'Industrie et le Commerce	39,225	5,428,872	1.0%
# Unibail-Rodamco	85,822	22,322,381	4.1%
Other Securities		6,461,082	1.1%
TOTAL — FRANCE		57,123,800	10.4%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		511,155	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		351,733	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
The Link REIT	5,908,165	$14,818,246	2.7%
Other Securities		2,239,630	0.4%
TOTAL — HONG KONG		17,057,876	3.1%
JAPAN — (14.8%)
COMMON STOCKS — (14.8%)
# Global One Real Estate Investment Co.	246	2,798,724	0.5%
Japan Prime Realty Investment Corp.	1,550	5,129,751	0.9%
Japan Real Estate Investment Corp.	960	11,834,188	2.2%
Japan Retail Fund Investment	943	6,131,919	1.1%
# Kenedix Realty Investment Corp.	467	2,898,110	0.5%
MORI TRUST Sogo REIT, Inc.	308	2,919,865	0.5%
Nippon Building Fund, Inc.	1,255	16,663,512	3.0%
Nippon Commercial Investment Corp.	684	2,545,952	0.5%
Nomura Real Estate Office Fund, Inc.	648	5,158,221	0.9%
# ORIX JREIT, Inc.	660	4,255,807	0.8%
# TOKYU REIT, Inc.	412	3,422,569	0.6%
Other Securities		29,817,759	5.6%
TOTAL — JAPAN		93,576,377	17.1%
NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
Corio NV	114,957	10,078,627	1.8%
Eurocommercial Properties NV	65,578	3,641,950	0.7%
VastNed Retail NV	44,255	4,031,349	0.7%
Wereldhave NV	58,780	6,854,590	1.3%
Other Securities		3,722,919	0.7%
TOTAL — NETHERLANDS		28,329,435	5.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		5,910,997	1.1%
SINGAPORE — (4.6%)
COMMON STOCKS — (4.6%)
Ascendas REIT	2,498,000	4,527,122	0.8%
# Capitacommercial Trust	2,458,000	4,068,181	0.7%
# CapitaMall Trust	3,033,000	7,373,362	1.3%
# Suntec REIT	2,712,000	3,331,846	0.6%
Other Securities		9,849,798	1.9%
TOTAL — SINGAPORE		29,150,309	5.3%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,886,663	0.9%
TAIWAN — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		1,323,839	0.2%
UNITED KINGDOM — (17.4%)
COMMON STOCKS — (17.4%)
British Land Co. P.L.C.	1,353,191	21,492,664	3.9%
Brixton P.L.C.	933,583	4,833,490	0.9%
Derwent London P.L.C.	227,902	5,323,871	1.0%
Great Portland Estates P.L.C.	607,438	4,657,745	0.8%
Hammerson P.L.C.	849,007	15,402,309	2.8%
Land Securities Group P.L.C.	731,159	20,472,954	3.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Liberty International P.L.C.	788,086	$13,789,555	2.5%
Segro P.L.C	1,332,078	11,000,580	2.0%
Shaftesbury P.L.C.	487,426	4,424,376	0.8%
Other Securities		8,914,549	1.7%
TOTAL — UNITED KINGDOM		110,312,093	20.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,065,000 FHLMC 6.003%(r), 01/01/37, valued at $2,640,033) to be repurchased at $2,600,420	$2,600	2,600,000	0.5%
SECURITIES LENDING COLLATERAL — (14.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $190,641,218 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/32 to 05/01/38 & FNMA, rates ranging from 4.679%(r) to 5.095%(r), maturities ranging from 12/01/11 to 12/01/35, valued at $90,594,258) to be repurchased at $88,835,293	88,818	88,817,899	16.2%
TOTAL INVESTMENTS — (100.0%) (Cost $718,509,423)		$633,430,448	115.5%

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (8.2%)
COMMON STOCKS — (8.2%)
# ABB Grain, Ltd.	2,915,437	$29,507,315	0.4%
Adelaide Brighton, Ltd.	10,937,983	38,210,677	0.5%
# Centennial Coal Co., Ltd.	7,996,000	38,987,572	0.5%
Downer EDI, Ltd.	3,988,757	27,494,434	0.3%
Futuris Corp., Ltd.	19,369,028	33,134,152	0.4%
# Gunns, Ltd.	10,967,619	31,702,976	0.4%
# Incitec Pivot, Ltd.	353,794	58,919,349	0.7%
Onesteel, Ltd.	5,004,023	34,553,774	0.4%
Pacific Brands, Ltd.	14,821,542	30,081,433	0.4%
Other Securities		523,648,907	5.9%
TOTAL COMMON STOCKS		846,240,589	9.9%
PREFERRED STOCKS — (0.0%)
Other Securities		2,695,681	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		161,101	0.0%
TOTAL — AUSTRALIA		849,097,371	9.9%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		68,276,017	0.8%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		125,544,746	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145	0.0%
TOTAL — BELGIUM		125,544,891	1.5%
CANADA — (7.2%)
COMMON STOCKS — (7.2%)
* Celestica, Inc.	3,826,647	33,814,373	0.4%
IAMGOLD Corp.	5,508,673	32,655,076	0.4%
# Laurentian Bank of Canada	699,800	29,940,115	0.4%
* MDS, Inc.	1,985,527	37,308,564	0.4%
* Saskatchewan Wheat Pool, Inc.	3,065,100	41,953,865	0.5%
Savanna Energy Services Corp.	1,294,587	27,895,640	0.3%
* Sino-Forest Corp.	2,967,406	62,119,610	0.7%
Other Securities		475,690,343	5.6%
TOTAL COMMON STOCKS		741,377,586	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,459,360	0.0%
TOTAL — CANADA		744,836,946	8.7%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		84,905,075	1.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
OKO Bank P.L.C. Class A	1,697,460	$34,962,484	0.4%
Rautaruukki Oyj Series K	1,108,900	59,037,205	0.7%
Other Securities		109,894,215	1.3%
TOTAL — FINLAND		203,893,904	2.4%
FRANCE — (6.2%)
COMMON STOCKS — (6.2%)
# Arkema	886,609	56,633,839	0.7%
* Atos Origin SA	770,786	45,512,620	0.5%
# Establissements Maurel et Prom	1,094,817	27,383,478	0.3%
# Havas SA	8,111,619	35,859,586	0.4%
Nexans SA	593,945	81,005,506	0.9%
Rallye SA	413,283	31,398,677	0.4%
* UbiSoft Entertainment SA	359,030	34,806,120	0.4%
Valeo SA	1,231,192	49,105,781	0.6%
Other Securities		281,154,153	3.3%
TOTAL COMMON STOCKS		642,859,760	7.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,887	0.0%
TOTAL — FRANCE		642,883,647	7.5%
GERMANY — (5.5%)
COMMON STOCKS — (5.5%)
# Bilfinger Berger AG	765,357	70,373,930	0.8%
# Norddeutsche Affinerie AG	1,148,031	54,927,714	0.7%
# Salzgitter AG	262,419	51,558,503	0.6%
Other Securities		386,523,270	4.5%
TOTAL — GERMANY		563,383,417	6.6%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		65,803,777	0.8%
HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		252,212,760	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		884,589	0.0%
TOTAL — HONG KONG		253,097,349	2.9%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,948,185	0.8%
ITALY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		185,346,608	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		253,296	0.0%
TOTAL — ITALY		185,599,904	2.2%
JAPAN — (19.8%)
COMMON STOCKS — (19.8%)
Other Securities		2,045,021,933	23.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		$11,848	0.0%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
Nutreco Holding NV	1,019,539	74,060,534	0.9%
# Oce NV	2,295,691	32,340,190	0.4%
Other Securities		117,333,453	1.3%
TOTAL — NETHERLANDS		223,734,177	2.6%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		28,158,347	0.3%
NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		137,114,331	1.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,621,262	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		124,518,202	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,523	0.0%
TOTAL — SINGAPORE		124,547,725	1.4%
SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
# Ebro Puleva SA	1,492,857	30,049,483	0.4%
Other Securities		105,070,019	1.2%
TOTAL COMMON STOCKS		135,119,502	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		170,991	0.0%
TOTAL — SPAIN		135,290,493	1.6%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
# Trelleborg AB Series B	1,445,214	27,009,905	0.3%
Other Securities		125,158,723	1.5%
TOTAL — SWEDEN		152,168,628	1.8%
SWITZERLAND — (4.0%)
COMMON STOCKS — (4.0%)
Baloise-Holding AG	316,202	35,997,206	0.4%
PSP Swiss Property AG	588,827	36,339,652	0.4%
Other Securities		341,155,513	4.0%
TOTAL — SWITZERLAND		413,492,371	4.8%
UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
Amlin P.L.C.	13,628,903	78,377,439	0.9%
Bellway P.L.C.	3,481,205	42,936,565	0.5%
Bodycote P.L.C.	10,063,146	46,104,691	0.6%
Bovis Homes Group P.L.C.	4,184,856	34,309,244	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Brit Insurance Holdings P.L.C.	10,118,189	$43,453,104	0.5%
Catlin Group, Ltd.	4,763,611	37,225,051	0.4%
DS Smith P.L.C.	12,895,987	34,280,992	0.4%
Greene King P.L.C.	3,287,988	35,214,461	0.4%
# Henderson Group P.L.C.	12,413,150	31,456,642	0.4%
Hiscox, Ltd.	10,621,831	50,004,328	0.6%
Marston's P.L.C.	6,498,608	28,641,797	0.3%
Millennium and Copthorne Hotels P.L.C.	4,451,429	33,820,376	0.4%
# Signet Group P.L.C.	44,044,736	54,123,093	0.6%
Travis Perkins P.L.C.	2,435,107	40,323,108	0.5%
Trinity Mirror P.L.C.	8,578,803	38,696,247	0.5%
Other Securities		715,944,313	8.3%
TOTAL — UNITED KINGDOM		1,344,911,451	15.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 11/01/36, 06/02/08 (Collateralized by $18,315,000 FHLMC 6.04%(r), valued at $15,015,451) to be repurchased at $14,792,391	$14,790	14,790,000	0.2%
SECURITIES LENDING COLLATERAL — (17.8%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $763,915,000 FHLB 2.535%(y), 07/10/09; FHLMC 4.230%, 05/07/13; & FNMA 6.625%, 09/15/09, valued at $800,009,133) to be repurchased at $784,472,193	784,322	784,321,865	9.2%
@ Repurchase Agreement, Deutsche Bank Securities 2.28%, 06/02/08 (Collateralized by $9,292,553 U.S. Treasury Bill 1.900%, 09/18/08, valued at $1,680) to be repurchased at $9,041,165	9,039	9,039,448	0.1%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $701,922,900 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 11/01/22 to 03/01/38, valued at $458,340,196) to be repurchased at $449,438,997	449,352	449,351,748	5.2%
@ Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $888,836,867 FNMA, rates ranging from 4.002%(y) to 6.531%(y), maturities ranging from 12/01/33 to 06/01/42, valued at $612,000,641) to be repurchased at $600,118,000	600,000	600,000,000	7.0%
TOTAL SECURITIES LENDING COLLATERAL		1,842,713,061	21.5%
TOTAL INVESTMENTS — (100.0%) (Cost $9,324,471,752)		$10,332,846,110	120.5%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2008
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,045,292,409
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,534,817,001)	$3,045,292,409

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,271,633,491
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $984,674,058)	$1,271,633,491

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.9%)
COMMON STOCKS — (2.8%)
# Companhia Siderurgica Nacional SA Sponsored ADR	447,684	$22,012,622	1.1%
Companhia Vale do Rio Doce ADR	361,200	14,368,536	0.7%
Other Securities		24,928,775	1.2%
TOTAL COMMON STOCKS		61,309,933	3.0%
PREFERRED STOCKS — (10.1%)
Banco Bradesco SA Sponsored ADR	813,750	19,538,138	1.0%
Banco Itau Holding Financeira SA ADR	448,000	13,758,080	0.7%
Companhia Vale do Rio Doce Series A	237,528	7,918,087	0.4%
Companhia Vale do Rio Doce Sponsored ADR	488,800	16,096,184	0.8%
# Gerdau SA Sponsored ADR	340,850	17,028,866	0.8%
Investimentos Itau SA	1,852,048	13,333,835	0.7%
Metalurgica Gerdau SA	197,450	13,657,009	0.7%
Unibanco-Uniao de Bancos Brasileiros SA ADR	91,947	14,423,726	0.7%
Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,370,437	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	17,768,982	0.9%
Other Securities		86,602,762	4.2%
TOTAL PREFERRED STOCKS		227,496,106	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,498	0.0%
TOTAL — BRAZIL		288,832,537	14.3%
CHILE — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		46,667,110	2.3%
PREFERRED STOCKS — (0.0%)
Other Securities		388,520	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		86,741	0.0%
TOTAL — CHILE		47,142,371	2.3%
CHINA — (10.1%)
COMMON STOCKS — (10.1%)
China Construction Bank Corp.	13,425,000	11,986,215	0.6%
China Mobile, Ltd. Sponsored ADR	319,741	23,593,688	1.2%
China Petroleum and Chemical Corp. (Sinopec) ADR	81,800	8,251,166	0.4%
CNOOC, Ltd. ADR	66,700	11,825,243	0.6%
* Industrial and Commercial Bank of China (Asia), Ltd.	20,509,000	15,361,468	0.8%
# PetroChina Co., Ltd. ADR	90,600	12,915,030	0.6%
Other Securities		142,768,472	7.0%
TOTAL COMMON STOCKS		226,701,282	11.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,135	0.0%
TOTAL — CHINA		226,702,417	11.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
CEZ A.S.	119,417	$9,865,661	0.5%
Other Securities		13,284,800	0.6%
TOTAL — CZECH REPUBLIC		23,150,461	1.1%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
#* MOL Hungarian Oil & Gas NYRT	68,349	10,289,463	0.5%
#* OTP Bank NYRT	257,898	11,629,427	0.6%
Other Securities		9,190,192	0.4%
TOTAL — HUNGARY		31,109,082	1.5%
INDIA — (8.4%)
COMMON STOCKS — (8.4%)
ICICI Bank Sponsored ADR	254,253	9,592,966	0.5%
Infosys Technologies, Ltd.	159,671	7,396,353	0.4%
Reliance Communications, Ltd.	858,243	11,635,815	0.6%
Reliance Industries, Ltd.	492,942	27,864,017	1.4%
Other Securities		132,218,770	6.5%
TOTAL COMMON STOCKS		188,707,921	9.4%
PREFERRED STOCKS — (0.0%)
Other Securities		356,553	0.0%
TOTAL — INDIA		189,064,474	9.4%
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Bumi Resources Tbk	11,259,500	9,733,157	0.5%
Other Securities		48,091,658	2.4%
TOTAL COMMON STOCKS		57,824,815	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		40,930	0.0%
TOTAL — INDONESIA		57,865,745	2.9%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	16,034,310	0.8%
Other Securities		42,837,756	2.1%
TOTAL — ISRAEL		58,872,066	2.9%
MALAYSIA — (3.8%)
COMMON STOCKS — (3.8%)
Other Securities		85,880,878	4.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184,039	0.0%
TOTAL — MALAYSIA		86,064,917	4.3%
MEXICO — (7.6%)
COMMON STOCKS — (7.6%)
America Movil S.A.B. de C.V. Series L ADR	347,075	20,744,673	1.0%
Cemex S.A.B. de C.V. Sponsored ADR	625,668	17,793,998	0.9%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	12,103,142	0.6%
# Grupo Elektra S.A. de C.V.	174,391	6,877,660	0.3%
# Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	10,067,286	0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Grupo Mexico S.A.B. de C.V. Series B	994,848	$7,451,937	0.4%
# Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	9,275,530	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	1,499,339	6,628,085	0.3%
Other Securities		79,291,065	3.9%
TOTAL — MEXICO		170,233,376	8.4%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		15,829,787	0.8%
POLAND — (2.5%)
COMMON STOCKS — (2.5%)
Bank Pekao SA	97,129	8,442,832	0.4%
* Polski Koncern Naftowy Orlen SA	443,752	8,189,243	0.4%
Other Securities		39,154,371	2.0%
TOTAL COMMON STOCKS		55,786,446	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,294	0.0%
TOTAL — POLAND		55,790,740	2.8%
SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
ArcelorMittal South Africa, Ltd.	227,088	7,448,416	0.4%
Gold Fields, Ltd. Sponsored ADR	534,777	6,914,667	0.3%
Impala Platinum Holdings, Ltd.	194,437	8,302,701	0.4%
MTN Group, Ltd.	610,630	12,209,099	0.6%
Naspers, Ltd. Series N	305,893	7,139,040	0.4%
Sanlam, Ltd.	2,779,807	7,040,346	0.4%
Sasol, Ltd. Sponsored ADR	348,100	21,895,490	1.1%
Standard Bank Group, Ltd.	831,943	9,084,203	0.5%
Other Securities		120,624,575	5.8%
TOTAL COMMON STOCKS		200,658,537	9.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		225,979	0.0%
TOTAL — SOUTH AFRICA		200,884,516	9.9%
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
Kookmin Bank Sponsored ADR	114,168	7,129,792	0.4%
POSCO ADR	81,940	11,197,101	0.6%
Samsung Electronics Co., Ltd.	33,997	24,471,643	1.2%
Other Securities		195,038,948	9.6%
TOTAL COMMON STOCKS		237,837,484	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		49,711	0.0%
TOTAL — SOUTH KOREA		237,887,195	11.8%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
#* China Life Insurance Co., Ltd. ADR	138,156	8,337,715	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,377,409	9,572,854	0.5%
Other Securities		214,559,574	10.6%
TOTAL — TAIWAN		232,470,143	11.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Value††	Percentage of Net Assets**
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		$46,587,568	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		38,643	0.0%
TOTAL — THAILAND		46,626,211	2.3%
TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		43,438,164	2.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $4,415,000 FHLMC 6.50%, 09/01/37, valued at $4,209,130) to be repurchased at $4,146,670	$4,146	4,146,000	0.2%
SECURITIES LENDING COLLATERAL — (10.3%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $260,118,420 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 02/01/23 to 05/01/38 & FNMA 5.596%(r), 01/01/38, valued at $236,001,360) to be repurchased at $231,419,193	231,374	231,373,882	11.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,741,503,414)		$2,247,484,084	111.1%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

May 31, 2008
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company		$3,503,275,099
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,493,969,030)	351,029,569	$3,503,275,099

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	308,002,101	$3,218,621,955
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,098,289,179)		$3,218,621,955

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.1%)
BONDS — (6.1%)
Australia & New Zealand Banking Group, Ltd.
(z) 6.030%, 07/28/08	4,800	$3,743,764
Commonwealth Bank of Australia 5.750%, 06/30/08	1,450	1,383,601
National Australia Bank, Ltd. (c) 4.750%, 11/28/08	450	455,782
(g) 4.250%, 12/30/08	215	420,289
Toyota Finance Australia 5.050%, 07/28/08	2,570	2,444,715
Westpac Banking Corp. (z) 6.000%, 06/19/08	4,480	3,505,346
(e) 2.875%, 06/25/08	200	310,678
TOTAL — AUSTRALIA		12,264,175
AUSTRIA — (1.9%)
BONDS — (1.9%)
Austria Government International Bond (z) 6.000%, 09/26/08	2,250	1,746,353
Oesterreichische Kontrollbank AG (g) 6.000%, 06/15/09	1,060	2,105,056
TOTAL — AUSTRIA		3,851,409
CANADA — (1.7%)
BONDS — (1.7%)
Canadian Government (e) 4.500%, 04/28/09	1,671	2,594,498
Wells Fargo Finance Canada 5.000%, 06/16/08	800	805,974
TOTAL — CANADA		3,400,472
DENMARK — (2.9%)
BONDS — (2.9%)
Denmark, Kingdom of 4.000%, 08/15/08	3,300	687,365
Kommunekredit 5.500%, 08/13/09	24,700	5,175,826
TOTAL — DENMARK		5,863,191
FRANCE — (4.3%)
BONDS — (4.3%)
Caisse D'Amortissement de la Dette Sociale (z) 7.000%, 01/30/09	4,380	3,391,282
French Government Note 8.500%, 10/25/08	3,400	5,370,824
TOTAL — FRANCE		8,762,106

	Face Amount^	Value†
	(000)
GERMANY — (5.3%)
BONDS — (5.3%)
Deutsche Bank AG (n) 4.500%, 05/15/09	16,600	$3,191,314
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	22,000	3,627,894
Landwirtschaftliche Rentenbank 3.375%, 09/22/09	2,300	3,509,183
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	32,000	302,697
TOTAL — GERMANY		10,631,088
IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital (g) 4.875%, 06/16/08	690	1,365,804
Helaba International Finance (t) 5.000%, 07/30/08	1,000	950,750
TOTAL — IRELAND		2,316,554
JAPAN — (0.8%)
BONDS — (0.8%)
Toyota Motor Credit Corp. (g) 4.000%, 12/11/08	800	1,562,927
NETHERLANDS — (6.0%)
BONDS — (6.0%)
Bank Nederlandse Gemeenten (t) 4.750%, 06/17/08	645	615,673
(t) 4.700%, 06/23/08	210	200,345
(z) 6.326%, 10/16/08	3,950	3,066,804
(g) 4.625%, 12/07/08	255	500,373
Nederlandse Waterschapsbank N.V. (g) 4.625%, 12/30/08	800	1,569,541
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	870	1,353,496
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,799,944
3.750%, 09/15/09	1,960	2,996,759
TOTAL — NETHERLANDS		12,102,935
NORWAY — (4.2%)
BONDS — (4.2%)
Eksportfinans (t) 4.960%, 10/23/08	5,000	4,722,344
Kommunalbanken (t) 5.350%, 06/15/09	2,635	2,446,293
5.000%, 07/14/09	7,000	1,355,396
TOTAL — NORWAY		8,524,033

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.9%)
BONDS — (4.9%)
European Investment Bank (g) 4.500%, 10/23/08	1,100	$2,165,171
(g) 6.250%, 12/07/08	800	1,586,603
(s) 4.000%, 04/15/09	6,000	990,840
Nordic Investment Bank (t) 4.320%, 06/02/08	2,580	2,465,973
(g) 5.750%, 11/06/08	710	1,403,664
World Bank (International Bank for Reconstruction & Development) (t) 4.030%, 06/26/08	650	619,696
(t) 4.250%, 07/28/08	330	313,565
(z) 5.500%, 11/03/08	425	328,776
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		9,874,288
SWEDEN — (5.3%)
BONDS — (5.3%)
City of Stockholm 3.375%, 03/08/10	10,000	1,616,722
Kommuninvest (z) 6.060%, 06/12/08	1,450	1,135,326
(t) 5.100%, 09/29/08	2,550	2,414,208
Svensk Exportkredit AB (d) 5.375%, 10/15/09	15,000	3,125,925
Sweden Government Bond 4.000%, 12/01/09	11,000	1,821,632
Swedish Export Credit Corp. (z) 6.000%, 12/19/08	880	678,990
TOTAL — SWEDEN		10,792,803
UNITED KINGDOM — (6.4%)
BONDS — (6.4%)
Bank of England (e) 3.000%, 01/27/09	1,320	2,030,374
Bank of Scotland 4.250%, 12/17/08	560	1,094,080
BP Capital Markets P.L.C. 5.125%, 12/07/08	325	638,463
5.375%, 01/09/09	2,080	4,088,764
Network Rail Finance P.L.C. 4.875%, 03/06/09	2,620	5,155,134
TOTAL — UNITED KINGDOM		13,006,815
UNITED STATES — (48.3%)
AGENCY OBLIGATIONS — (2.2%)
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,500	4,476,564
BONDS — (8.4%)
Banco Santander SA Floating Rate Note (r) 4.731%, 03/16/09	500	775,772
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	600	599,697

	Face Amount^	Value†
	(000)
Deutsche Bank AG Floating Rate Note (r) 4.579%, 09/08/09	1,250	$1,942,348
General Electric Capital Corp. (g) 4.500%, 12/15/08	175	343,123
(j) 0.750%, 02/05/09	32,000	302,743
General Electric Capital Floating Rate Note (r) 6.228%, 02/01/10	1,400	2,772,900
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	500	494,013
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	200	200,480
John Deere Capital Corp. Floating Rate Note (r) 2.999%, 10/16/09	2,100	2,095,953
(r) 3.530%, 02/26/10	500	499,648
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	600	598,425
(r) 2.748%, 05/07/10	1,500	1,483,077
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	300	299,237
Paccar Financial Europe Floating Rate Note (r) 4.858%, 09/29/09	400	618,268
Toyota Motor Credit Corp. (n) 4.625%, 01/22/10	4,200	801,128
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	500	494,661
Wal-Mart Stores, Inc. 4.000%, 01/15/10	2,500	2,527,340
TOTAL BONDS		16,848,813
CERTIFICATES OF DEPOSIT INTEREST BEARING — (1.8%)
Barclays Bank 2.680%, 07/01/08	3,000	3,000,000
Royal Bank of Canada 2.490%, 06/18/08	700	700,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		3,700,000
COMMERCIAL PAPER — (35.9%)
Abbey National North America 2.520%, 08/18/08	2,000	1,988,489
Allianz Finance Corp. 2.420%, 06/02/08	700	699,867
2.500%, 08/18/08	2,100	2,087,913
Bank of America Corp. 2.560%, 08/04/08	4,700	4,677,907
2.520%, 08/11/08	1,000	994,744
Bank of Nova Scotia 2.780%, 06/23/08	1,000	998,445
2.520%, 08/13/08	4,600	4,575,371

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
BNP Paribas Finance, Inc. 2.810%, 06/18/08	1,800	$1,797,796
2.600%, 08/01/08	1,000	995,587
2.600%, 08/14/08	1,000	994,566
Cafco LLC 2.550%, 06/06/08	4,000	3,997,908
Caisse Centrale Desjardins Du Quebec 2.600%, 07/07/08	650	648,361
2.500%, 08/01/08	2,500	2,488,966
2.560%, 08/25/08	2,500	2,484,183
CBA (DE) Finance, Inc. 2.670%, 07/11/08	3,000	2,991,516
Ciesco L.P. 2.680%, 06/02/08	3,000	2,999,327
2.500%, 06/09/08	1,700	1,698,730
Cornell University 2.600%, 06/02/08	3,000	3,000,000
Danske Corp. 2.920%, 07/18/08	1,800	1,793,958
2.550%, 08/22/08	1,400	1,391,487
Dexia Delaware LLC 2.510%, 06/16/08	700	699,240
2.600%, 08/08/08	4,000	3,980,167
2.600%, 08/21/08	1,100	1,093,401
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	4,000	3,979,219
New Center Asset Trust 2.800%, 06/11/08	4,000	3,996,413
2.750%, 06/23/08	1,800	1,796,772
Royal Bank of Scotland P.L.C. 2.820%, 06/16/08	1,800	1,798,045

	Face Amount^	Value†
	(000)
Societe Generale North America 2.700%, 08/05/08	2,800	$2,786,774
2.670%, 08/14/08	2,000	1,989,132
Southern Co. 2.250%, 06/03/08	900	899,769
Svenska Handelsbanken 2.650%, 06/10/08	500	499,652
2.550%, 08/11/08	2,600	2,586,492
Total Capital SA 2.230%, 06/30/08	900	898,195
UBS Finance Delaware, Inc. 2.600%, 07/10/08	700	698,075
Westpac Banking Corp. 2.600%, 08/06/08	1,400	1,393,278
TOTAL COMMERCIAL PAPER		72,399,745
TOTAL — UNITED STATES		97,425,122
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,630,000 FHLMC 6.50%, 09/01/37, valued at $1,553,994) to be repurchased at $1,528,247	$1,528	1,528,000
TOTAL INVESTMENTS — (100.0%) (Cost $201,782,795)		$201,905,918

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Notes
4.500%, 03/31/12	$67,000	$70,067,327
4.875%, 06/30/12	245,000	259,987,140
4.625%, 07/31/12	242,300	255,020,750
4.375%, 08/15/12	71,200	74,392,893
4.125%, 08/31/12	266,400	275,266,058
4.250%, 09/30/12	234,000	243,030,996
TOTAL U.S. TREASURY OBLIGATIONS		1,177,765,164
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,140,000 FNMA 6.50%, 09/01/37, valued at $1,828,597) to be repurchased at $1,799,291	1,799	1,799,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,209,013,800)		$1,179,564,164

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.7%)
BONDS — (3.7%)
Austria Government International Bond (f) 3.000%, 08/21/09	30,800	$29,550,535
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	100,819,240
TOTAL — AUSTRIA		130,369,775
CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	27,968,655
DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	31,690,924
FRANCE — (1.7%)
BONDS — (1.7%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	17,524,202
IXIS- CIB 2.750%, 06/26/08	12,100	18,800,800
Total Capital SA (f) 2.375%, 10/01/09	15,000	14,262,082
(f) 1.625%, 07/12/11	9,650	8,819,364
TOTAL — FRANCE		59,406,448
GERMANY — (9.0%)
BONDS — (9.0%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	7,690,355
(j) 1.000%, 09/20/10	2,950,000	27,810,172
Bundesrepublik Deutschland 4.125%, 07/04/08	36,200	56,302,663
Kreditanstalt fuer Wiederaufbau (s) 3.750%, 01/28/09	15,560	2,565,910
(j) 1.750%, 03/23/10	750,000	7,204,269
(j) 1.850%, 09/20/10	7,580,000	72,997,226
LB Baden-Wuerttemberg (t) 5.130%, 09/24/08	10,370	9,821,210
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	40,000	62,137,092
(t) 5.000%, 08/11/08	8,000	7,597,064
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	6,700,000	63,338,960
TOTAL — GERMANY		317,464,921

	Face Amount^	Value†
	(000)
JAPAN — (3.0%)
BONDS — (3.0%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	10,968,000	$105,062,935
NETHERLANDS — (3.0%)
BONDS — (3.0%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,895,555
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	5,999,815
(j) 0.800%, 02/03/11	10,185,000	94,861,652
TOTAL — NETHERLANDS		103,757,022
NORWAY — (2.5%)
BONDS — (2.5%)
Eksportfinans (f) 2.000%, 03/17/09	17,000	16,191,927
(j) 1.800%, 06/21/10	7,298,000	70,072,223
TOTAL — NORWAY		86,264,150
SPAIN — (0.8%)
BONDS — (0.8%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	28,391,836
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.9%)
BONDS — (2.9%)
African Development Bank (j) 1.950%, 03/23/10	1,000,000	9,607,285
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	89,269,474
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,508,843
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		100,385,602
SWEDEN — (1.5%)
BONDS — (1.5%)
Kommuninvest (t) 5.140%, 10/30/08	6,090	5,752,869
(t) 5.050%, 02/24/09	11,650	10,908,034
4.100%, 05/11/09	156,000	25,726,910
(f) 2.250%, 12/14/09	9,260	8,779,768
TOTAL — SWEDEN		51,167,581
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	6,142,818

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (1.6%)
BONDS — (1.6%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	61,500	$57,380,075
UNITED STATES — (67.9%)
AGENCY OBLIGATIONS — (1.5%)
Federal National Mortgage Association 6.125%, 03/15/12	50,000	53,857,400
BONDS — (26.3%)
American Express Credit Floating Rate Note
(r) 5.858%, 04/06/09	20,000	19,858,200
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	43,879,292
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	90,000	88,953,300
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	6,039,876
(j) 1.450%, 11/10/11	10,283,000	95,823,865
Georgia Power Co. Floating Rate Note
(r) 3.400%, 03/17/10	9,400	9,287,454
Hewlett-Packard Co. Floating Rate Note
(r) 5.051%, 06/15/10	80,000	79,321,600
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	16,600	16,639,840
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	87,900	87,838,206
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,763,750
Paccar Financial Corp. Floating Rate Note
(r) 5.494%, 12/03/10	47,900	47,738,673
(r) 3.438%, 04/01/11	37,000	36,771,710
Toyota Motor Credit Corp. (t) 4.940%, 09/22/08	7,000	6,624,944
(j) 0.550%, 06/30/10	4,423,000	41,352,071
(j) 1.300%, 03/16/12	6,490,000	61,203,064

	Face Amount^	Value†
	(000)
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	$93,985,685
Wal-Mart Stores, Inc. 4.250%, 04/15/13	8,500	8,481,895
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	89,483,310
TOTAL BONDS		923,046,735
U.S. TREASURY OBLIGATIONS — (40.1%)
U.S. Treasury Notes 4.500%, 03/31/12	164,300	171,821,818
4.500%, 04/30/12	76,000	79,556,572
4.750%, 05/31/12	87,300	92,183,387
4.875%, 06/30/12	241,800	256,591,390
4.625%, 07/31/12	270,700	284,911,750
4.375%, 08/15/12	89,400	93,409,054
4.125%, 08/31/12	233,000	240,754,473
4.250%, 09/30/12	178,300	185,181,310
TOTAL U.S. TREASURY OBLIGATIONS		1,404,409,754
TOTAL — UNITED STATES		2,381,313,889
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $22,590,000 FHLMC 6.04%(r), 11/01/36, valued at $18,520,286) to be repurchased at $18,247,950	$18,245	18,245,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,402,524,887)		$3,505,011,631

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (61.8%)
Federal Farm Credit Bank 7.160%, 05/19/10	$3,000	$3,226,833
4.180%, 09/22/10	7,000	7,137,095
6.700%, 11/22/10	2,000	2,159,520
6.135%, 12/13/10	4,000	4,263,808
5.750%, 01/18/11	9,000	9,515,961
6.000%, 03/07/11	9,000	9,565,182
6.740%, 04/11/11	1,000	1,082,446
4.800%, 05/24/11	3,300	3,394,482
6.300%, 06/06/11	2,800	3,003,778
4.250%, 07/11/11	13,600	13,775,059
4.350%, 11/02/11	8,000	8,126,816
4.200%, 11/07/11	6,650	6,723,669
4.300%, 11/23/11	5,500	5,578,380
6.260%, 12/02/11	2,000	2,155,796
4.950%, 12/22/11	9,000	9,324,693
5.230%, 02/14/12	12,000	12,569,940
4.500%, 03/14/12	8,500	8,698,041
4.625%, 03/16/12	7,000	7,194,033
5.000%, 06/01/12	4,295	4,482,580
4.480%, 08/24/12	12,000	12,277,332
6.280%, 11/26/12	3,000	3,283,602
4.400%, 01/03/13	11,000	11,187,407
4.150%, 05/15/13	10,000	10,023,150
5.580%, 07/03/13	23,000	24,525,636
3.880%, 07/08/13	7,000	6,919,507
4.920%, 08/26/13	4,125	4,275,447
4.710%, 10/18/13	7,000	7,186,088
4.900%, 01/16/14	5,700	5,903,627
5.300%, 02/18/14	12,000	12,669,900
5.250%, 06/05/14	14,400	15,177,643
4.375%, 06/30/14	3,915	3,943,803
8.160%, 09/30/14	3,615	4,384,178
4.700%, 12/10/14	4,000	4,085,404
4.375%, 02/17/15	14,300	14,314,386
6.030%, 03/21/16	4,700	5,168,764
5.050%, 03/08/17	10,000	10,242,810
5.625%, 08/18/17	4,000	4,317,016
5.100%, 09/03/19	9,000	9,154,953
5.320%, 09/03/19	21,300	22,068,355
5.150%, 11/15/19	11,200	11,430,832
4.670%, 05/07/20	5,600	5,461,971
5.350%, 08/07/20	6,700	6,933,086
5.250%, 03/02/21	6,100	6,235,969
Federal Home Loan Bank 4.125%, 08/13/10	9,000	9,161,145
6.625%, 11/15/10	1,000	1,074,265
5.875%, 02/15/11	7,000	7,393,687
4.500%, 05/13/11	2,045	2,086,010
6.000%, 05/13/11	10,205	10,856,242
7.200%, 06/14/11	3,000	3,289,302
5.750%, 08/15/11	12,000	12,696,144
5.375%, 08/19/11	13,500	14,133,609
5.000%, 10/13/11	25,000	25,922,125
5.625%, 11/15/11	5,000	5,286,455

	Face Amount	Value†
	(000)
5.625%, 02/15/12	$6,100	$6,474,278
5.750%, 05/15/12	26,300	28,135,398
4.625%, 08/15/12	15,175	15,605,879
4.500%, 11/15/12	20,000	20,444,520
5.126%, 02/28/13	5,615	5,878,944
3.875%, 06/14/13	12,600	12,474,315
5.375%, 06/14/13	52,400	55,419,498
4.500%, 09/16/13	11,000	11,183,326
6.395%, 06/03/14	5,200	5,787,948
5.250%, 06/18/14	14,000	14,740,152
6.700%, 06/25/14	12,500	14,120,188
4.500%, 11/14/14	4,000	4,040,536
4.875%, 03/11/16	8,600	8,811,362
5.375%, 09/09/16	6,000	6,347,886
4.625%, 09/11/20	11,200	10,851,691
5.000%, 03/12/21	5,200	5,218,886
5.000%, 12/10/21	39,500	39,221,920
5.750%, 06/10/22	19,500	20,732,498
4.750%, 03/10/23	7,700	7,354,178
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,763,770
6.790%, 05/23/12	37,600	41,468,213
6.000%, 03/15/13	28,100	30,327,375
4.750%, 08/01/13	12,500	12,784,363
6.250%, 12/15/17	10,000	11,214,670
TOTAL AGENCY OBLIGATIONS		838,449,756
U.S. TREASURY OBLIGATIONS — (37.6%)
U.S. Treasury Bonds 11.250%, 02/15/15	15,500	22,416,875
10.625%, 08/15/15	11,000	15,696,483
9.875%, 11/15/15	6,000	8,338,596
9.250%, 02/15/16	9,000	12,215,394
7.250%, 05/15/16	6,000	7,348,128
7.500%, 11/15/16	10,800	13,448,527
9.000%, 11/15/18	12,200	17,030,444
8.125%, 08/15/19	3,800	5,056,079
8.750%, 08/15/20	21,200	29,709,807
8.125%, 05/15/21	29,100	39,348,671
7.250%, 08/15/22	16,200	20,655,000
7.625%, 11/15/22	28,500	37,557,642
7.125%, 02/15/23	8,800	11,136,127
U.S. Treasury Notes 5.750%, 08/15/10	3,600	3,830,342
5.000%, 08/15/11	35,000	37,086,315
4.875%, 02/15/12	62,800	66,528,750
4.375%, 08/15/12	54,700	57,152,967
4.000%, 11/15/12	9,700	9,984,181
3.875%, 02/15/13	27,600	28,177,889
3.625%, 05/15/13	7,700	7,779,402
4.250%, 08/15/13	30,100	31,245,215
4.000%, 02/15/14	18,500	18,952,381
4.875%, 08/15/16	8,200	8,722,110
TOTAL U.S. TREASURY OBLIGATIONS		509,417,325

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $46,245,000 FNMA 3.50%, 03/25/33, valued at $8,012,584) to be repurchased at $7,895,276	$7,894	$7,894,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,311,360,350)		$1,355,761,081

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
U.S. Treasury Inflation Notes
3.000%, 07/15/12	$5,900	$7,611,263
1.875%, 07/15/13	27,200	32,965,542
2.000%, 01/15/14	27,100	32,776,940
2.000%, 07/15/14	26,000	30,848,456
1.625%, 01/15/15	25,300	28,908,356
1.875%, 07/15/15	23,100	26,267,323
2.000%, 01/15/16	21,350	23,973,050
2.500%, 07/15/16	21,500	24,619,158
2.375%, 01/15/17	22,100	25,113,727
2.625%, 07/15/17	21,900	24,703,057
1.625%, 01/15/18	23,200	23,396,039
2.375%, 01/15/25	21,700	25,535,457
2.000%, 01/15/26	15,300	16,169,559
2.375%, 01/15/27	12,300	13,518,705
1.750%, 01/15/28	11,200	10,742,484
TOTAL U.S. TREASURY OBLIGATIONS		347,149,116
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $3,985,000 FNMA 5.00%, 06/01/22, valued at $3,412,611) to be repurchased at $3,362,544	3,362	3,362,000
TOTAL INVESTMENTS — (100.0%) (Cost $340,135,680)		$350,511,116

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.7%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA) 6.000%, 10/01/08	$1,000	$1,013,680
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	4,000	4,087,800
Alabama Water Pollution Control Authority (RB) Series B (AMBAC) 5.000%, 08/15/08	2,160	2,170,606
TOTAL ALABAMA		7,272,086
ARIZONA — (3.7%)
Arizona State Transportation Board (RB) Series A 5.250%, 07/01/08	3,000	3,007,590
City of Scottsdale (GO) 5.000%, 07/01/08	2,250	2,255,423
Maricopa County Unified School District (GO) 7.400%, 07/01/10	3,485	3,831,827
Phoenix Civic Improvement Corp. (RB) (FGIC) 5.000%, 07/01/08	1,500	1,503,330
Salt River Project Agricultural (TECP) 1.700%, 06/02/08	25,506	25,506,000
TOTAL ARIZONA		36,104,170
ARKANSAS — (0.7%)
Arkansas State (GO) 5.500%, 08/01/09	3,885	4,031,620
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,937,296
TOTAL ARKANSAS		6,968,916
CALIFORNIA — (3.5%)
California State (GO) 5.250%, 11/01/09	7,695	8,012,034
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,074,287
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,628,710
Contra Costa County Water District (TECP) 1.500%, 07/08/08	3,500	3,499,720
Los Angeles Wastewater (TECP) 2.100%, 06/04/08	2,500	2,500,125

	Face Amount	Value†
	(000)
Municipal Improvement Corp. of Los Angeles (TECP) 2.050%, 06/04/08	$2,500	$2,500,100
1.450%, 06/05/08	4,200	4,200,000
1.350%, 06/18/08	1,400	1,399,762
TOTAL CALIFORNIA		33,814,738
CONNECTICUT — (2.4%)
City of New Haven (TECP) 2.150%, 06/16/08	6,690	6,691,137
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,068,420
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,168,880
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,719,616
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,168,550
TOTAL CONNECTICUT		23,816,603
DELAWARE — (1.3%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,298,588
FLORIDA — (8.1%)
Broward County Sales Tax Revenue (TECP) 2.100%, 06/02/08	3,397	3,397,000
Florida Municipal Power Agency (TECP) 1.400%, 07/07/08	25,818	25,808,189
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,078,160
Florida State Board of Education (GO) Series H (FSA) 5.000%, 06/01/08	2,000	2,000,000
Florida State Department of Environmental Protection Preservation (RB) Series A 5.000%, 07/01/11	5,330	5,642,391
5.000%, 07/01/11	5,130	5,429,130
Florida State Department of Environmental Protection Preservation (RB) Series B 5.000%, 07/01/11	5,800	6,138,198
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,140,000
Jacksonville, Florida Electric (TECP) 1.450%, 06/02/08	4,700	4,700,000
1.450%, 06/05/08	7,500	7,499,850
1.700%, 07/03/08	4,000	4,000,160
Pinellas County Education Facility (TECP) 1.350%, 07/14/08	6,700	6,696,382
TOTAL FLORIDA		79,529,460

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
GEORGIA — (0.6%)
Georgia State (GO) Series B 6.250%, 04/01/09	$2,000	$2,072,840
Georgia State (GO) Series D 6.700%, 08/01/08	2,000	2,015,660
5.800%, 11/01/09	2,010	2,112,912
TOTAL GEORGIA		6,201,412
HAWAII — (0.2%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,312,479
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	777,430
TOTAL HAWAII		2,089,909
ILLINOIS — (3.2%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	2,000	2,036,060
Du Page, Cook & Will Counties Community College District No. 502 (GO) Series A 5.000%, 06/01/08	2,175	2,175,000
Illinois Education Facilities Authority (TECP) 1.400%, 08/07/08	8,000	7,993,920
Illinois Health Facilities Authority (TECP) 0.900%, 06/12/08	5,000	4,998,150
1.800%, 07/10/08	11,000	11,001,430
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,087,660
TOTAL ILLINOIS		31,292,220
INDIANA — (0.2%)
Ivy Technical State College (RB) Series G (AMBAC) 5.000%, 07/01/08	1,000	1,001,870
Logansport Multi-Purpose School Building Corp. (RB) (FSA) 4.250%, 07/05/08	1,000	1,002,040
TOTAL INDIANA		2,003,910
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,791,173
KANSAS — (0.6%)
Johnson County (GO) 5.000%, 10/01/11	5,770	6,168,245
KENTUCKY — (1.9%)
Kentucky Asset Liability Commission (RB) 5.000%, 09/01/11	14,300	15,263,248
Kentucky State Turnpike Authority, Revitalization Projects (RB) (AMBAC) 5.500%, 07/01/08	3,000	3,007,080
TOTAL KENTUCKY		18,270,328

	Face Amount	Value†
	(000)
MARYLAND — (8.5%)
Howard County, Maryland (GO) (TECP) 1.700%, 06/05/08	$4,000	$4,000,040
Maryland Health & Higher Educational Facilities Authority (TECP) - John Hopkins Hospital 1.320%, 06/02/08	2,000	2,000,000
1.500%, 06/03/08	2,000	2,000,000
1.350%, 06/04/08	20,500	20,500,000
1.350%, 06/04/08	2,000	2,000,000
Maryland Health & Higher Educational Facilities Authority (TECP) - John Hopkins University 1.450%, 06/04/08	4,625	4,625,046
2.150%, 06/13/08	3,000	3,000,390
1.500%, 07/02/08	5,600	5,598,880
Maryland State (GO) 5.250%, 02/15/12	5,000	5,414,400
Maryland State (GO) First Series 5.000%, 07/15/08	2,000	2,007,420
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,112,950
Montgomery, Maryland (GO) (TECP) 1.250%, 06/03/08	2,500	2,500,000
1.280%, 06/03/08	23,000	23,000,000
Washington Suburban Sanitation District (GO) 5.250%, 06/01/08	1,000	1,000,000
TOTAL MARYLAND		82,759,126
MASSACHUSETTS — (5.9%)
Harvard University (TECP) Series EE 1.550%, 08/06/08	23,600	23,594,572
Massachusetts School Building Authority (TECP) 1.120%, 07/08/08	20,000	19,983,800
1.640%, 07/09/08	4,700	4,699,859
Massachusetts Water Resource Authority 1.640%, 07/09/08	5,000	4,999,850
Massachusetts Water Resource Authority (TECP) 2.050%, 06/02/08	4,000	4,000,000
TOTAL MASSACHUSETTS		57,278,081
MICHIGAN — (2.8%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,515,284
Michigan Municipal Bond Authority (RB) 5.250%, 10/01/08	3,000	3,027,360
Regents of The University of Michigan (TECP) 1.400%, 06/11/08	11,000	10,998,900
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,113,940
TOTAL MICHIGAN		27,655,484

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (2.9%)
Minnesota State (GO) 5.000%, 08/01/09	$2,600	$2,690,012
University of Minnesota (TECP) 1.350%, 06/05/08	21,500	21,499,785
1.300%, 07/15/08	4,000	3,997,440
TOTAL MINNESOTA		28,187,237
MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,143,760
MISSOURI — (0.3%)
Missouri State (GO) (ETM) Series A 5.000%, 08/01/08	3,000	3,015,240
NEBRASKA — (0.7%)
Omaha Public Power District (TECP) 1.700%, 06/03/08	7,000	7,000,070
NEVADA — (6.3%)
Clark County (GO) 5.000%, 11/01/11	5,010	5,355,690
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,613,030
Clark County School District (GO) 5.000%, 06/15/09	5,245	5,410,690
5.000%, 06/15/09	7,000	7,221,130
4.500%, 06/15/11	11,000	11,529,870
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,922,400
Las Vegas Valley Water District (TECP) 1.300%, 06/09/08	2,000	1,999,740
1.750%, 07/03/08	21,000	21,001,680
Nevada State (GO) (FSA) 5.375%, 10/01/08	2,100	2,124,150
TOTAL NEVADA		61,178,380
NEW JERSEY — (2.6%)
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,160,872
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.250%, 12/15/09	6,130	6,378,694
5.500%, 12/15/11	6,035	6,585,452
Princeton University (TECP) 1.400%, 06/05/08	2,830	2,829,943
TOTAL NEW JERSEY		24,954,961
NEW MEXICO — (1.2%)
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,970,986
NEW YORK — (4.6%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,550,439
Nassau County Municipal Water (TECP) 1.750%, 07/01/08	7,345	7,345,588

	Face Amount	Value†
	(000)
New York City (GO) 5.000%, 08/01/10	$5,040	$5,288,875
New York City Municipal Water (TECP) 1.550%, 06/05/08	8,000	8,000,000
New York Power Authority (TECP) 2.050%, 06/02/08	4,400	4,400,000
1.370%, 07/09/08	8,000	7,997,040
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	3,500	3,593,555
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,195,700
TOTAL NEW YORK		45,371,197
NORTH CAROLINA — (0.7%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,090,900
North Carolina State (GO) Series A 5.000%, 03/01/09	4,000	4,094,360
TOTAL NORTH CAROLINA		7,185,260
OHIO — (5.3%)
Ohio State (GO) 5.000%, 09/15/11	10,470	11,190,127
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,076,700
Ohio State Building Authority (RB) (FSA) 5.500%, 10/01/08	1,500	1,517,850
5.000%, 10/01/09	2,755	2,855,833
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,659,418
Ohio State University (TECP) 1.300%, 06/02/08	5,000	5,000,000
1.310%, 06/03/08	20,650	20,650,000
Ohio State Water Development Authority (RB) 5.000%, 06/01/08	2,500	2,500,000
TOTAL OHIO		51,449,928
OKLAHOMA — (0.4%)
Grand River Dam Authority (RB) (FSA) 5.750%, 06/01/08	4,000	4,000,000
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,245,006
PENNSYLVANIA — (2.5%)
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,056,023
Pennsylvania Intergovernmental Cooperative Authority (STRB) (FGIC) 5.000%, 06/15/08	1,000	1,000,890
State of Pennsylvania First Series (GO) 5.000%, 08/01/11	13,000	13,862,290
5.250%, 02/01/13	5,755	6,279,798
TOTAL PENNSYLVANIA		24,199,001

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (2.0%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	$1,500	$1,563,990
South Carolina Public Service Authority (TECP) 1.550%, 07/11/08	15,526	15,523,361
South Carolina State (GO) 5.000%, 04/01/09	1,900	1,948,887
TOTAL SOUTH CAROLINA		19,036,238
TENNESSEE — (3.2%)
Hamilton County (GO) 5.000%, 03/01/11	5,700	6,042,399
5.000%, 03/01/12	5,095	5,460,362
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,028,080
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,301,553
Tennessee Health & Education - Vanderbilt University (TECP) 1.350%, 06/05/08	10,000	9,999,900
Tennessee State School Board Authority (TECP) 1.600%, 08/05/08	3,400	3,399,524
TOTAL TENNESSEE		31,231,818
TEXAS — (12.0%)
City of Austin, Texas (TECP) 1.350%, 06/04/08	11,783	11,783,000
1.250%, 06/27/08	3,700	3,698,224
1.150%, 07/07/08	9,400	9,393,044
Dallas Waterworks & Sewer System (RB) 5.250%, 10/01/08	3,000	3,032,700
Houston Texas (GO) (TECP) 1.500%, 06/04/08	5,300	5,300,053
1.450%, 07/02/08	12,000	11,996,160
Houston Texas Water & Sewer (TECP) 1.600%, 06/05/08	5,000	5,000,000
San Antonio Electric & Gas (TECP) 1.600%, 08/04/08	3,800	3,799,468
San Antonio Water System (TECP) 0.900%, 06/05/08	4,150	4,149,751
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,110,480
Texas A&M University Board of Regents (TECP) 1.550%, 07/01/08	4,000	3,999,240
Texas Municipal Power Agency (TECP) 1.570%, 06/06/08	16,180	16,179,838
1.390%, 07/08/08	7,470	7,467,012
Texas Public Finance Authority (TECP) 1.450%, 06/03/08	5,000	5,000,000
1.450%, 06/04/08	1,550	1,550,000
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,134,280
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,298,072

	Face Amount	Value†
	(000)
Texas Tech University Board of Regents (TECP) 1.450%, 06/05/08	$8,300	$8,299,834
Trinity River Authority (RB) Series B (FSA) 5.500%, 08/01/08	2,200	2,212,386
University of Texas Board of Regents (TECP) 2.800%, 06/06/08	3,895	3,895,584
TOTAL TEXAS		117,299,126
UTAH — (0.5%)
Salt Lake County Municipal Building Authority (RB) Series A 5.000%, 10/01/08	1,800	1,818,522
Utah State (GO) Series A 4.000%, 07/01/08	3,000	3,004,980
TOTAL UTAH		4,823,502
VIRGINIA — (3.6%)
Arlington County (GO) 4.000%, 01/15/09	4,000	4,053,920
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,574,182
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,185,700
5.000%, 09/27/12	4,040	4,361,099
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	4,000	4,136,600
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,905
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,255,424
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,605,208
TOTAL VIRGINIA		35,198,038
WASHINGTON — (1.3%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,080,180
Seattle Drain & Wastewater (RB) (FGIC) 4.000%, 07/01/08	1,000	1,001,530
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,069,017
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,589,670
TOTAL WASHINGTON		12,740,397

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WISCONSIN — (2.4%)
Wisconsin State (GO) (TECP) 1.350%, 07/07/08	$7,500	$7,496,400
1.750%, 07/08/08	13,705	13,706,096
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,060,380
TOTAL WISCONSIN		23,262,876
TOTAL MUNICIPAL BONDS		959,807,470
	Shares
TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds MuniFund Portfolio	17,324,755	17,324,755
TOTAL INVESTMENTS — (100.0%) (Cost $976,465,815)		$977,132,225

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.5%)
CALIFORNIA — (97.5%)
Berkeley California University School District 4.000%, 11/28/08	$4,700	$4,752,781
California Department of Transportation (RB) Series A 5.000%, 02/01/11	1,125	1,190,902
California Educational Facilities Authority (TECP) 1.820%, 10/02/08	4,000	4,002,240
California Infrastructure & Economic Development Bank (RB) Series A 5.000%, 10/01/10	2,000	2,116,840
California State (GO) 4.000%, 06/30/08	3,080	3,085,544
5.750%, 10/01/08	590	597,399
4.000%, 02/01/09	1,000	1,013,260
4.000%, 02/01/09	1,275	1,291,906
4.000%, 06/01/09	565	575,984
5.000%, 09/01/09	1,865	1,930,182
5.000%, 03/01/10	3,000	3,129,030
5.250%, 09/01/10	550	581,394
5.000%, 10/01/10	2,000	2,107,080
4.000%, 02/01/11	1,000	1,025,340
5.250%, 03/01/11	800	846,784
5.000%, 04/01/11	3,000	3,160,410
5.000%, 06/01/11	500	528,260
5.000%, 10/01/11	2,215	2,351,931
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,136,795
5.500%, 05/01/10	700	741,300
5.250%, 05/01/11	1,450	1,550,615
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	920	948,704
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,850	2,019,700
California State Department Water Resources Power Supply (RB) Series A 5.000%, 05/01/11	1,000	1,058,140
California State Economic Recovery (GO) Series A 5.000%, 01/01/09	1,575	1,603,870
3.000%, 07/01/09	2,730	2,757,982
4.000%, 07/01/09	940	959,580
5.000%, 07/01/09	2,535	2,614,624
5.000%, 01/01/10	1,585	1,650,048
5.000%, 01/01/11	2,500	2,645,250
3.500%, 07/01/11	1,075	1,100,198
5.000%, 07/01/11	1,000	1,067,410

	Face Amount	Value†
	(000)
California University (TECP) 2.000%, 06/04/08	$900	$900,036
1.400%, 07/11/08	3,400	3,399,150
Chabot-Las Positas Comminity College District (GO) 5.000%, 08/01/11	1,010	1,075,105
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,700	1,737,485
City & County of San Francisco (GO) Series R-1 5.000%, 06/15/12	3,855	4,139,538
City of Los Angeles (TRAN) 4.500%, 06/30/08	6,335	6,348,684
Coast Community College District (GO) Series A 4.500%, 08/01/09	1,000	1,028,690
Compton Community Redevelopment Agency (TAN) Services A (AMBAC) 5.000%, 08/01/09	1,700	1,753,499
Conejo Valley California Unified School District (GO) 4.625%, 08/01/08	500	502,250
Contra Costa Water District (TECP) 1.200%, 06/03/08	3,850	3,850,000
1.250%, 07/08/08	2,000	1,999,080
Desert Sands Unified School District (GO) 4.500%, 06/01/08	1,450	1,450,000
Dublin San Ramon Serivce District & East Bay Municipal Utility District (TECP) Series A 1.900%, 06/02/08	5,000	5,000,000
East Bay Municipal Utility District, Wastewater System (TECP) 1.900%, 06/02/08	400	400,000
2.000%, 06/02/08	3,600	3,600,000
1.350%, 07/01/08	500	499,845
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	283,021
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	521,530
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	322,659
Goleta Union School District (TRAN) 4.000%, 06/30/08	2,150	2,153,741
Imperial Irrigation District (TECP) 0.650%, 06/12/08	2,500	2,498,950
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	727,510
Long Beach Gas Utility (TECP) 2.000%, 06/12/08	1,900	1,900,190

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	$520	$530,353
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A 5.000%, 07/01/11	2,500	2,701,575
Los Angeles County Metropolitan Transportation Authority (RB) Series A 6.000%, 07/01/08	600	601,836
Los Angeles County Metropolitan Transportation Authority (RB) Series C 6.000%, 07/01/11	580	633,053
Los Angeles County Metropolitan Transportation Authority (TECP) 1.520%, 07/10/08	3,525	3,524,788
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,353,131
Los Angeles County Public Works Financing Authority (SA) Series A (MBIA) 5.000%, 10/01/08	1,750	1,768,182
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/08	300	300,723
5.000%, 07/01/09	3,600	3,716,568
5.000%, 07/01/11	460	489,610
Los Angeles Department of Water & Power (TECP) 2.800%, 06/30/08	400	400,364
Los Angeles Unified School District (GO) 5.000%, 07/01/11	675	717,424
Los Angeles Unified School District (GO) Series A 5.000%, 07/01/08	1,000	1,002,410
6.000%, 07/01/11	1,000	1,092,090
Los Angeles Unified School District (GO) Series B 4.000%, 07/01/08	850	851,411
Los Angeles Unified School District (GO) Series C 4.500%, 07/01/08	500	501,015
Los Angeles Unified School District (GO) Series F 3.500%, 07/01/08	990	991,277
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/08	500	501,205
5.000%, 07/01/09	1,000	1,032,490
Los Angeles Wastewater (TECP) 2.100%, 06/04/08	5,300	5,300,265
2.200%, 06/04/08	200	200,010
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	312,228

	Face Amount	Value†
	(000)
Metropolitan Water District of Southern California (RB) Series A 4.000%, 07/01/08	$1,135	$1,136,918
5.500%, 07/01/08	400	401,120
Milpitas Unified School District (TRAN) 4.000%, 12/12/08	2,150	2,174,940
Monterey Peninsula Community College District (GO) (FGIC) 3.500%, 08/01/08	250	250,623
Municipal Improvement Corp. of Los Angeles (TECP) 2.000%, 06/02/08	800	800,000
1.250%, 06/03/08	1,000	1,000,000
2.050%, 06/04/08	3,900	3,900,156
1.350%, 06/18/08	600	599,898
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	307,800
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	691,775
Olivenhain Municipal Water District (RB) Series A 4.000%, 06/01/08	500	500,000
Orange County (RB) Series A (MBIA) 6.000%, 06/01/08	1,830	1,830,000
Pasadena Area Community College District (GO) Series B (AMBAC) 4.500%, 08/01/08	175	175,753
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	320,031
Puerto Rico Electrical Power Authority (RB) Series DD 5.000%, 07/01/08	500	500,955
Puerto Rico Municipal Finance Agency (RB) Series A 3.500%, 08/01/08	1,100	1,102,387
Rancho Water District Financing Authority (RB) Series A 3.500%, 08/01/08	1,450	1,453,683
Riverside County Transportation Commission (TECP) 2.100%, 06/03/08	1,400	1,400,028
Sacramento County (GO) (TRAN) 4.250%, 07/09/08	1,000	1,002,600
4.500%, 07/09/08	2,850	2,858,123
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,572,181
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,436,778
San Diego County Water Authority (TECP) 2.000%, 06/03/08	2,650	2,650,053
1.250%, 06/04/08	1,000	1,000,000
1.350%, 07/01/08	750	749,768

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
San Francisco County Transportation Authority (TECP) 2.000%, 07/02/08	$1,100	$1,100,363
San Joaquin County Transportation Authority (TECP) 0.700%, 08/14/08	800	797,912
San Jose Financing Authority (TECP) 1.300%, 06/10/08	3,700	3,699,556
San Jose Redevelopment Agency (TAN) (MBIA) 5.250%, 08/01/09	5,000	5,127,950
San Jose Unified School District (GO) 5.000%, 08/01/12	5,000	5,390,050
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	662,761
Torrance (TRAN) 4.500%, 07/02/08	500	501,160
Ventura County (TRAN) 4.500%, 07/01/08	2,300	2,305,152
Ventura County Public Financing (TECP) 2.100%, 06/05/08	4,500	4,500,315
1.350%, 07/02/08	2,000	1,999,360
TOTAL MUNICIPAL BONDS		186,654,603
	Shares
TEMPORARY CASH INVESTMENTS — (2.5%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	4,815,202	4,815,202
TOTAL INVESTMENTS — (100.0%) (Cost $191,021,187)		$191,469,805

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,627,977		$289,404	$7,740,717	—
Investments at Value (including $0, $0, $0 and $87,186 of securities on loan, respectively)	—		—	—	$912,068
Temporary Cash Investments at Value	—		—	—	10,364
Collateral Received from Securities on Loan at Value	—		—	—	91,663
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		2,558	—	2,864
Dividends and Interest	—		—	—	792
Securities Lending Income	—		—	—	120
Fund Shares Sold	10,243		153	7,923	2,212
Prepaid Expenses and Other Assets	99		33	153	75
Total Assets	3,638,319		292,148	7,748,793	1,020,158
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—	—	91,663
Investment Securities/Affiliated Investment Companies Purchased	9,041		—	4,664	6,005
Fund Shares Redeemed	1,201		2,710	3,258	205
Due to Advisor	289		37	962	258
Accrued Expenses and Other Liabilities	126		13	250	58
Total Liabilities	10,657		2,760	9,134	98,189
NET ASSETS	$3,627,662		$289,388	$7,739,659	$921,969
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0, $0 $0, and $38,610 and shares outstanding of 0, 0, 0 and 3,647,849, respectively	N/A		N/A	N/A	$10.58
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000 *	25,000,000 *	25,000,000
Institutional Class Shares — based on net assets of $3,627,662, $289,388, $7,739,659 and $883,359, and shares outstanding of 87,988,019, 30,534,404, 332,967,658, and 57,310,194, respectively	$41.23		$9.48	$23.24	$15.41
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000	500,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$2,940,024		$262,001	$6,536,890	$—
Investments at Cost	$—		$—	$—	$927,291
Temporary Cash Investments at Cost	$—		$—	$—	$10,364
Collateral Received from Securities on Loan at Cost	$—		$—	$—	$91,663
NET ASSETS CONSIST OF:
Paid-In Capital	$3,031,029		$295,254	$6,715,224	$927,934
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,445		(237)	(2,818)	2,108
Accumulated Net Realized Gain (Loss)	(106,765)		(33,032)	(176,574)	7,150
Net Unrealized Appreciation (Depreciation)	687,953		27,403	1,203,827	(15,223)
NET ASSETS	$3,627,662		$289,388	$7,739,659	$921,969

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,211,362	—	—	—
Investments at Value (including $0, $203,643, $471,182, and $151,298 of securities on loan, respectively)	—	$1,541,713	$3,270,229	$1,111,077
Temporary Cash Investments at Value	—	9,007	25,236	6,923
Collateral Received from Securities on Loan at Value	—	212,113	491,655	158,825
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	26	77	52
Dividends and Interest	—	2,436	4,870	1,349
Securities Lending Income	—	167	383	179
Fund Shares Sold	5,632	1,932	2,746	1,524
Prepaid Expenses and Other Assets	95	73	143	57
Total Assets	8,217,089	1,767,467	3,795,339	1,279,986
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	212,113	491,655	158,825
Investment Securities/Affiliated Investment Companies Purchased	778	6,942	22,167	5,298
Fund Shares Redeemed	4,854	539	1,755	318
Due to Advisor	2,015	215	536	272
Accrued Expenses and Other Liabilities	333	45	108	36
Total Liabilities	7,980	219,854	516,221	164,749
NET ASSETS	$8,209,109	$1,547,613	$3,279,118	$1,115,237
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,209,109, $1,547,613, $3,279,118 and $1,115,237 and shares outstanding of 347,003,330, 135,181,605, 287,693,994 and 100,793,485, respectively	$23.66	$11.45	$11.40	$11.06
NUMBER OF SHARES AUTHORIZED	650,000,000	200,000,000	400,000,000	200,000,000
Investments in Affiliated Investment Companies at Cost	$8,240,356	$—	$—	$—
Investments at Cost	$—	$1,505,690	$3,294,089	$1,139,151
Temporary Cash Investments at Cost	$—	$9,007	$25,236	$6,923
Collateral Received from Securities on Loan at Cost	$—	$212,113	$491,655	$158,825
NET ASSETS CONSIST OF:
Paid-In Capital	$7,479,402	$1,506,774	$3,302,937	$1,144,323
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(5,874)	5,851	12,180	3,751
Accumulated Net Realized Gain (Loss)	764,575	(1,035)	(12,139)	(4,763)
Net Unrealized Appreciation (Depreciation)	(28,994)	36,023	(23,860)	(28,074)
NET ASSETS	$8,209,109	$1,547,613	$3,279,118	$1,115,237

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,836,188	$4,232,282	—
Investments at Value (including $27,141, $0, $0 and $532,486 of securities on loan, respectively)	$450,250	—	—	$2,734,625
Temporary Cash Investments at Value	5,923	—	—	—
Collateral Received from Securities on Loan at Value	28,332	—	—	551,124
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10	—	4	28,212
Dividends and Interest	684	—	—	2,103
Securities Lending Income	46	—	—	120
Fund Shares Sold	2,604	3,772	1,917	2,773
Prepaid Expenses and Other Assets	94	113	84	74
Deferred Offering Costs	13	—	—	—
Total Assets	487,956	2,840,073	4,234,287	3,319,031
LIABILITIES:
Payables:
Upon Return of Securities Loaned	28,332	—	—	551,124
Investment Securities/Affiliated Investment Companies Purchased	3,091	3,242	1	—
Fund Shares Redeemed	439	530	1,920	2,900
Due to Advisor	79	733	1,375	693
Loan Payable	—	—	—	21,303
Accrued Expenses and Other Liabilities	12	130	181	159
Total Liabilities	31,953	4,635	3,477	576,179
NET ASSETS	$456,003	$2,835,438	$4,230,810	$2,742,852
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $456,003, $2,835,438, $4,230,810 and $2,742,852 and shares outstanding of 49,907,368, 150,184,531, 330,207,392 and 108,124,712, respectively	$9.14	$18.88	$12.81	$25.37
NUMBER OF SHARES AUTHORIZED	100,000,000	400,000,000	650,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$—	$2,641,926	$3,958,796	$—
Investments at Cost	$446,291	$—	$—	$2,244,755
Temporary Cash Investments at Cost	$5,923	$—	$—	$—
Collateral Received from Securities on Loan at Cost	$28,332	$—	$—	$551,124
NET ASSETS CONSIST OF:
Paid-In Capital	$452,958	$2,552,947	$3,801,322	$2,272,667
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,436	(2,122)	(4,207)	20,735
Accumulated Net Realized Gain (Loss)	(2,350)	90,351	160,209	(40,420)
Net Unrealized Appreciation (Depreciation)	3,959	194,262	273,486	489,870
NET ASSETS	$456,003	$2,835,438	$4,230,810	$2,742,852

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$50,139	$5,562,759
Investments at Value (including $261,252, $462,371, $0, and $0 of securities on loan, respectively)	$2,119,471	$2,846,154	10,309	—
Temporary Cash Investments at Value	6,113	13,162	1,557	3,565
Collateral Received from Securities on Loan at Value	275,992	491,652	—	—
Foreign Currencies at Value	5,695	14,931	1,685	—
Cash	15	16	37	15
Receivables:
Investment Securities Sold	200	838	—	—
Dividends, Interest, and Tax Reclaims	10,610	16,141	31	—
From Advisor	—	—	6	—
Securities Lending Income	976	1,358	—	—
Fund Shares Sold	976	3,200	286	5,801
Prepaid Expenses and Other Assets	41	110	4	110
Deferred Offering Costs	—	—	19	—
Total Assets	2,420,089	3,387,562	64,073	5,572,250
LIABILITIES:
Payables:
Upon Return of Securities Loaned	275,992	491,652	—	—
Investment Securities/Affiliated Investment Companies Purchased	7,424	26,036	3,172	—
Fund Shares Redeemed	946	713	7	4,161
Due to Advisor	444	822	—	1,844
Accrued Expenses and Other Liabilities	143	650	5	217
Total Liabilities	284,949	519,873	3,184	6,222
NET ASSETS	$2,135,140	$2,867,689	$60,889	$5,566,028
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,135,140, $2,867,689, $60,889 and $5,566,028 and shares outstanding of 82,725,906, 211,378,097, 5,661,434 and 298,216,368, respectively	$25.81	$13.57	$10.76	$18.66
NUMBER OF SHARES AUTHORIZED	200,000,000	250,000,000	100,000,000	500,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$48,619	$4,594,776
Investments at Cost	$1,517,756	$2,780,429	$10,370	$—
Temporary Cash Investments at Cost	$6,113	$13,162	$1,557	$3,565
Collateral Received from Securities on Loan at Cost	$275,992	$491,652	$—	$—
Foreign Currencies at Cost	$5,665	$14,816	$1,691	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,491,175	$2,745,468	$59,380	$4,349,133
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	31,600	46,847	55	53,481
Accumulated Net Realized Gain (Loss)	10,776	9,731	(6)	195,751
Net Unrealized Foreign Exchange	(156)	(197)	7	(320)
Net Unrealized Appreciation (Depreciation)	601,745	65,840	1,453	967,983
NET ASSETS	$2,135,140	$2,867,689	$60,889	$5,566,028

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$200,254	$147,559	$46,506	$190,167
Receivables:
Affiliated Investment Companies Sold	—	38	—	—
Fund Shares Sold	94	67	54	117
Prepaid Expenses and Other Assets	10	17	11	14
Total Assets	200,358	147,681	46,571	190,298
LIABILITIES:
Payables:
Affiliated Companies Purchased	80	—	54	85
Fund Shares Redeemed	14	105	—	32
Due to Advisor	65	51	14	62
Accrued Expenses and Other Liabilities	11	7	4	9
Total Liabilities	170	163	72	188
NET ASSETS	$200,188	$147,518	$46,499	$190,110
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $200,188, $147,518, $46,499 and $190,110 and shares outstanding of 12,537,715, 5,405,879, 1,724,343 and 8,824,865, respectively	$15.97	$27.29	$26.97	$21.54
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$298,988	$133,119	$39,966	$158,219
NET ASSETS CONSIST OF:
Paid-In Capital	$345,160	$139,272	$37,962	$151,654
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,680	563	124	2,757
Accumulated Net Realized Gain (Loss)	(47,805)	(6,753)	1,870	3,693
Net Unrealized Foreign Exchange	(113)	(4)	3	58
Net Unrealized Appreciation (Depreciation)	(98,734)	14,440	6,540	31,948
NET ASSETS	$200,188	$147,518	$46,499	$190,110

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$3,045,292	$1,271,634
Investments at Value (including $82,611, $1,726,296, $0, and $0 of securities on loan, respectively)	$542,012	$8,475,343	—	—
Temporary Cash Investments at Value	2,600	14,790	—	—
Collateral Received from Securities on Loan at Value	88,818	1,842,713	—	—
Foreign Currencies at Value	3,715	37,930	—	—
Cash	16	15	—	—
Receivables:
Investment Securities Sold	—	14,403	—	—
Dividends, Interest, and Tax Reclaims	3,733	71,807	—	—
Securities Lending Income	158	2,833	—	—
Fund Shares Sold	1,264	7,557	2,592	1,083
Prepaid Expenses and Other Assets	95	149	91	36
Total Assets	642,411	10,467,540	3,047,975	1,272,753
LIABILITIES:
Payables:
Upon Return of Securities Loaned	88,818	1,842,713	—	—
Investment Securities/Affiliated Investment Companies Purchased	5,036	43,237	1,519	647
Fund Shares Redeemed	178	2,607	1,072	436
Due to Advisor	161	4,629	1,016	486
Accrued Expenses and Other Liabilities	25	523	113	49
Total Liabilities	94,218	1,893,709	3,720	1,618
NET ASSETS	$548,193	$8,573,831	$3,044,255	$1,271,135
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $548,193, $8,573,831, $3,044,255 and $1,271,135 and shares outstanding of 69,281,696, 438,543,713, 92,573,524 and 62,500,917, respectively	$7.91	$19.55	$32.88	$20.34
NUMBER OF SHARES AUTHORIZED	100,000,000	650,000,000	250,000,000	150,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$1,534,817	$984,674
Investments at Cost	$627,092	$7,466,969	$—	$—
Temporary Cash Investments at Cost	$2,600	$14,790	$—	$—
Collateral Received from Securities on Loan at Cost	$88,818	$1,842,713	$—	$—
Foreign Currencies at Cost	$3,707	$37,779	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$633,733	$7,187,415	$1,214,082	$877,424
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(291)	105,906	24,154	12,207
Accumulated Net Realized Gain (Loss)	(162)	272,871	298,187	95,485
Deferred Thailand Capital Gains Tax	—	—	(2,695)	(956)
Net Unrealized Foreign Exchange	(15)	(886)	52	15
Net Unrealized Appreciation (Depreciation)	(85,072)	1,008,525	1,510,475	286,960
NET ASSETS	$548,193	$8,573,831	$3,044,255	$1,271,135

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,503,275	$3,218,622	—
Investments at Value (including $213,176, $0, $0 and $0 of securities on loan, respectively)	$2,011,964	—	—	$200,378
Temporary Cash Investments at Value	4,146	—	—	1,528
Collateral Received from Securities on Loan at Value	231,374	—	—	—
Foreign Currencies at Value	3,528	—	—	9,519
Cash	3,460	—	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	1,306	10,885	—	—
Interest	7,671	—	—	2,683
Securities Lending Income	312	—	—	—
Fund Shares Sold	2,549	3,575	2,854	1,224
Unrealized Gain on Forward Currency Contracts	—	—	—	10
Prepaid Expenses and Other Assets	85	109	114	32
Deferred Offering Costs	—	—	—	19
Total Assets	2,266,395	3,517,844	3,221,590	215,409
LIABILITIES:
Payables:
Upon Return of Securities Loaned	231,374	—	—	—
Investment Securities/Affiliated Investment Companies Purchased	9,802	—	476	9,684
Fund Shares Redeemed	718	14,459	2,379	5
Due to Advisor	912	292	267	18
Deferred Thailand Capital Gains Tax	1,216	—	—	—
Accrued Expenses and Other Liabilities	192	107	110	12
Total Liabilities	244,214	14,858	3,232	9,719
NET ASSETS	$2,022,181	$3,502,986	$3,218,358	$205,690
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,022,181, $3,502,986, $3,218,358 and $205,690 and shares outstanding of 99,231,796, 344,204,668, 309,704,053 and 20,145,307, respectively	$20.38	$10.18	$10.39	$10.21
NUMBER OF SHARES AUTHORIZED	200,000,000	550,000,000	550,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$3,493,969	$3,098,289	$—
Investments at Cost	$1,505,984	$—	$—	$200,255
Temporary Cash Investments at Cost	$4,146	$—	$—	$1,528
Collateral Received from Securities on Loan at Cost	$231,374	$—	$—	$—
Foreign Currencies at Cost	$3,488	$—	$—	$9,581
NET ASSETS CONSIST OF:
Paid-In Capital	$1,499,572	$3,517,298	$3,113,309	$204,542
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	15,644	(330)	(1,776)	892
Accumulated Net Realized Gain (Loss)	2,182	(23,288)	(13,508)	105
Deferred Thailand Capital Gains Tax	(1,215)	—	—	—
Net Unrealized Foreign Exchange	(22)	—	—	90
Net Unrealized Appreciation (Depreciation)	506,020	9,306	120,333	61
NET ASSETS	$2,022,181	$3,502,986	$3,218,358	$205,690

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio
ASSETS:
Investments at Value	$1,177,765	$3,486,767	$1,347,867	$347,149
Temporary Cash Investments at Value	1,799	18,245	7,894	3,362
Foreign Currencies at Value	—	120	—	—
Cash	—	16	—	1
Receivables:
Investment Securities Sold	—	41,240	—	—
Interest	14,688	32,586	17,487	2,628
Fund Shares Sold	893	3,224	962	979
Unrealized Gain on Forward Currency Contracts	—	10,451	—	—
Prepaid Expenses and Other Assets	38	93	30	28
Total Assets	1,195,183	3,592,742	1,374,240	354,147
LIABILITIES:
Payables:
Fund Shares Redeemed	3,211	1,835	333	137
Due to Advisor	201	747	115	29
Unrealized Loss on Forward Currency Contracts	—	4,290	—	—
Accrued Expenses and Other Liabilities	61	790	74	11
Total Liabilities	3,473	7,662	522	177
NET ASSETS	$1,191,710	$3,585,080	$1,373,718	$353,970
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,191,710, $3,585,080, $1,373,718 and $353,970 and shares outstanding of 117,517,107, 334,894,356, 116,450,492 and 32,233,279, respectively	$10.14	$10.71	$11.80	$10.98
NUMBER OF SHARES AUTHORIZED	250,000,000	500,000,000	250,000,000	100,000,000
Investments at Cost	$1,207,215	$3,384,280	$1,303,466	$336,774
Temporary Cash Investments at Cost	$1,799	$18,245	$7,894	$3,362
Foreign Currencies at Cost	$—	$119	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,235,965	$3,526,749	$1,311,155	$336,404
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,514	25,885	15,127	6,764
Accumulated Net Realized Gain (Loss)	(22,319)	(76,442)	3,035	427
Net Unrealized Foreign Exchange	—	6,400	—	—
Net Unrealized Appreciation (Depreciation)	(29,450)	102,488	44,401	10,375
NET ASSETS	$1,191,710	$3,585,080	$1,373,718	$353,970

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$959,807	$186,655
Temporary Cash Investments at Value	17,325	4,815
Receivables:
Interest	7,862	2,369
Fund Shares Sold	950	1,048
Prepaid Expenses and Other Assets	45	32
Total Assets	985,989	194,919
LIABILITIES:
Payables:
Investment Securities Purchased	14,115	—
Fund Shares Redeemed	1,114	—
Due to Advisor	159	31
Accrued Expenses and Other Liabilities	43	10
Total Liabilities	15,431	41
NET ASSETS	$970,558	$194,878
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $970,558 and $194,878 and shares outstanding of 96,498,925 and 19,345,352, respectively	$10.06	$10.07
NUMBER OF SHARES AUTHORIZED	200,000,000	100,000,000
Investments at Cost	$959,141	$186,207
Temporary Cash Investments at Cost	$17,325	$4,815
NET ASSETS CONSIST OF:
Paid-In Capital	$968,577	$194,164
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	1,332	341
Accumulated Net Realized Gain (Loss)	(17)	(75)
Net Unrealized Appreciation (Depreciation)	666	448
NET ASSETS	$970,558	$194,878

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$6,460	$29,629	—
Dividends	$33,868	—	—	$4,815
Interest	1,017	—	—	259
Income from Securities Lending	397	—	—	507
Expenses Allocated from Affiliated Investment Company	(722)	—	—	—
Total Investment Income	34,560	6,460	29,629	5,581
Expenses
Investment Advisory Services Fees	—	—	—	354
Administrative Services Fees	1,585	223	5,423	884
Accounting & Transfer Agent Fees	30	9	57	50
Shareholder Servicing Fees — Class R1 Shares	—	—	—	12
Custodian Fees	—	—	—	20
Filing Fees	59	16	118	27
Shareholders' Reports	40	5	70	25
Directors'/Trustees' Fees & Expenses	11	—	27	3
Legal Fees	16	2	38	9
Audit Fees	4	1	8	3
Other	7	3	14	5
Total Expenses	1,752	259	5,755	1,392
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	29	—	—	—
Net Expenses	1,781	259	5,755	1,392
Net Investment Income (Loss)	32,779	6,201	23,874	4,189
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	8,681	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,445)	(2,388)	(48,144)	7,337
Futures	(6,744)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(167,846)	(28,919)	44,902	7,861
Futures	185	—	—	—
Net Realized and Unrealized Gain (Loss)	(181,850)	(22,626)	(3,242)	15,198
Net Increase (Decrease) in Net Assets Resulting from Operations	$(149,071)	$(16,425)	$20,632	$19,387

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$38,126	—	—	—
Dividends	—	$11,563	$25,502	$8,054
Interest	—	231	348	192
Income from Securities Lending	—	727	1,803	941
Total Investment Income	38,126	12,521	27,653	9,187
Expenses
Investment Advisory Services Fees	—	1,120	2,974	1,499
Administrative Services Fees	12,145	—	—	—
Accounting & Transfer Agent Fees	65	83	174	65
Custodian Fees	—	21	27	16
Filing Fees	82	36	107	37
Shareholders' Reports	121	5	15	8
Directors'/Trustees' Fees & Expenses	15	3	9	3
Legal Fees	48	5	10	3
Audit Fees	10	7	15	5
Other	21	7	18	20
Total Expenses	12,507	1,287	3,349	1,656
Net Investment Income (Loss)	25,619	11,234	24,304	7,531
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(62,581)	2,340	3,675	(2,949)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(1,184,864)	(34,449)	(91,148)	(22,219)
Net Realized and Unrealized Gain (Loss)	(201,021)	(32,109)	(87,473)	(25,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(175,402)	$(20,875)	$(63,169)	$(17,637)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$9,965	$17,074	—
Dividends	$2,485	—	—	$37,185
Interest	166	—	—	207
Income from Securities Lending	154	—	—	641
Total Investment Income	2,805	9,965	17,074	38,033
Expenses
Investment Advisory Services Fees	321	—	—	3,825
Administrative Services Fees	—	4,483	8,374	—
Accounting & Transfer Agent Fees	26	27	37	153
Custodian Fees	18	—	—	16
Filing Fees	14	37	66	60
Shareholders' Reports	—	40	72	55
Directors'/Trustees' Fees & Expenses	1	5	7	8
Legal Fees	—	25	27	16
Audit Fees	1	5	6	17
Organizational and Offering Costs	18	—	—	—
Other	2	10	13	23
Total Expenses	401	4,632	8,602	4,173
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	—
Net Expenses	425	4,632	8,602	4,173
Net Investment Income (Loss)	2,380	5,333	8,472	33,860
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	243,531	379,091	—
Investment Securities	—	—	—	38,848
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(2,040)	(62,745)	(61,664)	(75,407)
Futures	—	—	—	(1,472)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Companies Shares	5,391	(286,776)	(555,392)	69,972
Net Realized and Unrealized Gain (Loss)	3,351	(105,990)	(237,965)	31,941
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,731	$(100,657)	$(229,493)	$65,801

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio(a)	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	—	—	$4	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $7,360, respectively)	—	—	—	$85,506
Interest	—	—	—	483
Income from Securities Lending	—	—	—	11,822
Expenses	—	—	—	(3,641)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	4	94,170
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,431, $6,034, $7, and $0, respectively)	$40,512	$53,005	62	—
Interest	171	286	3	245
Income from Securities Lending	2,282	3,939	—	—
Total Fund Investment Income	42,965	57,230	65	245
Fund Expenses
Investment Advisory Services Fees	2,609	4,320	28	—
Administrative Services Fees	—	—	—	10,507
Accounting & Transfer Agent Fees	129	148	7	43
Custodian Fees	149	325	3	—
Filing Fees	30	77	—	51
Shareholders' Reports	37	19	—	61
Directors'/Trustees' Fees & Expenses	8	10	—	20
Legal Fees	10	7	—	26
Audit Fees	13	11	—	8
Organizational and Offering Costs	—	—	10	—
Other	16	11	—	9
Total Expenses	3,001	4,928	48	10,725
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(34)	—
Net Expenses	3,001	4,928	14	10,725
Net Investment Income (Loss)	39,964	52,302	55	83,690
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	11,746	10,024	—	174,622
Futures	—	—	—	(569)
Foreign Currency Transactions	(127)	(160)	(6)	282
In-Kind Redemptions	—	—	—	19,784
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(126,490)	(138,169)	1,453	(484,846)
Translation of Foreign Currency Denominated Amounts	(196)	(274)	7	(668)
Net Realized and Unrealized Gain (Loss)	(115,067)	(128,579)	1,454	(291,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,103)	$(76,277)	$1,509	$(207,705)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 6, 2008.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $159, $28, $0 and $495, respectively)	$2,115	$2,239	$720	$3,085
Interest	6	17	2	14
Income from Securities Lending	660	371	6	377
Expenses Allocated from Affiliated Investment Companies	(122)	(94)	(23)	(107)
Total Investment Income	2,659	2,533	705	3,369
Expenses
Administrative Services Fees	371	261	74	306
Accounting & Transfer Agent Fees	8	7	7	8
Filing Fees	10	10	8	10
Shareholders' Reports	3	2	1	2
Directors'/Trustees' Fees & Expenses	—	1	—	1
Legal Fees	1	1	—	1
Audit Fees	1	1	1	1
Other	2	2	1	2
Total Expenses	396	285	92	331
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	22	(5)	12
Net Expenses	396	307	87	343
Net Investment Income (Loss)	2,263	2,226	618	3,026
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	371	1,885	1,665	3,213
Futures	(10)	(34)	—	(16)
Foreign Currency Transactions	73	(21)	(10)	42
In-Kind Redemptions	296	222	222	461
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(9,831)	(10,376)	(5,963)	(9,641)
Translation of Foreign Currency Denominated Amounts	(130)	—	3	6
Net Realized and Unrealized Gain (Loss)	(9,231)	(8,324)	(4,083)	(5,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,968)	$(6,098)	$(3,465)	$(2,909)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,533 $12,911, $3,681, and $1,110, respectively)	$11,097	$165,589	$40,547	$18,075
Interest	99	983	146	69
Income from Securities Lending	422	12,968	2,042	2,091
Expenses Allocated from Affiliated Investment Companies	—	—	(2,815)	(1,965)
Total Investment Income	11,618	179,540	39,920	18,270
Expenses
Investment Advisory Services Fees	751	26,058	—	—
Administrative Services Fees	—	—	6,151	2,960
Accounting & Transfer Agent Fees	36	459	29	16
Custodian Fees	69	700	—	—
Filing Fees	29	77	32	33
Shareholders' Reports	4	92	52	22
Directors'/Trustees' Fees & Expenses	2	31	12	7
Legal Fees	—	41	15	5
Audit Fees	2	49	4	2
Offering Costs	15	—	—	—
Other	2	60	9	5
Total Expenses	910	27,567	6,304	3,050
Net Investment Income (Loss)	10,708	151,973	33,616	15,220
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(68)	274,660	302,021	97,301
Futures	—	(1,804)	(348)	(404)
Foreign Currency Transactions	(48)	744	(1,433)	(1,349)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(59,371)	(648,992)	(414,647)	(225,317)
Translation of Foreign Currency Denominated Amounts	(29)	(1,241)	54	(67)
Deferred Thailand Capital Gains Tax	—	—	713	223
Net Realized and Unrealized Gain (Loss)	(59,516)	(376,633)	(113,640)	(129,613)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,808)	$(224,660)	$(80,024)	$(114,393)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio(a)
Investment Income
Income Distributions Received from Affiliated Investment Company	—	$65,126	$51,254	—
Dividends (Net of Foreign Taxes Withheld of $2,013, $0, $0, and $0, respectively)	$24,728	—	—	—
Interest	90	—	—	$1,022
Income from Securities Lending	1,695	—	—	—
Total Investment Income	26,513	65,126	51,254	1,022
Expenses
Investment Advisory Services Fees	5,028	—	—	37
Administrative Services Fees	—	1,674	1,582	—
Accounting & Transfer Agent Fees	114	30	28	12
Custodian Fees	633	—	—	4
Filing Fees	27	68	54	2
Shareholders' Reports	10	38	42	—
Directors'/Trustees' Fees & Expenses	7	10	9	—
Legal Fees	7	15	14	—
Audit Fees	12	3	3	—
Organizational and Offering Costs	—	—	—	13
Other	11	5	6	—
Total Expenses	5,849	1,843	1,738	68
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	(6)
Net Expenses	5,849	1,843	1,738	62
Net Investment Income (Loss)	20,664	63,283	49,516	960
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	2,486	(591)	(561)	—
Foreign Currency Transactions	3	—	—	105
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(75,327)	(9,480)	4,564	61
Translation of Foreign Currency Denominated Amounts	(35)	—	—	90
Deferred Thailand Capital Gains Tax	(33)	—	—	—
Net Realized and Unrealized Gain (Loss)	(72,906)	(10,071)	4,003	256
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,242)	$53,212	$53,519	$1,216

(a)  The Portfolio commenced operations on January 9, 2008.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio
Investment Income
Interest	$19,624	$53,788	$30,760	$10,119
Total Investment Income	19,624	53,788	30,760	10,119
Expenses
Investment Advisory Services Fees	1,219	4,462	676	155
Accounting & Transfer Agent Fees	78	211	85	27
Custodian Fees	7	120	7	2
Filing Fees	29	62	32	11
Shareholders' Reports	19	37	13	4
Directors'/Trustees' Fees & Expenses	4	14	6	2
Legal Fees	6	12	5	1
Audit Fees	7	19	7	1
Other	5	13	4	1
Total Expenses	1,374	4,950	835	204
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	31
Net Expenses	1,374	4,950	835	235
Net Investment Income (Loss)	18,250	48,838	29,925	9,884
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1	(1,479)	3,111	427
Foreign Currency Transactions	—	(42,031)	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(29,806)	15,403	(11,149)	(2,015)
Translation of Foreign Currency Denominated Amounts	—	(7,061)	—	—
Net Realized and Unrealized Gain (Loss)	(29,805)	(35,168)	(8,038)	(1,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,555)	$13,670	$21,887	$8,296

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$11,258	$2,093
Total Investment Income	11,258	2,093
Expenses
Investment Advisory Services Fees	958	160
Accounting & Transfer Agent Fees	63	19
Custodian Fees	6	2
Filing Fees	22	11
Shareholders' Reports	8	—
Directors'/Trustees' Fees & Expenses	3	1
Legal Fees	4	2
Audit Fees	5	1
Offering Costs	—	11
Other	4	1
Total Expenses	1,073	208
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	16
Net Expenses	1,073	224
Net Investment Income (Loss)	10,185	1,869
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	—	(71)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	1,842	238
Net Realized and Unrealized Gain (Loss)	1,842	167
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,027	$2,036

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,779	$59,476	$6,201	$9,767	$23,874	$95,990	$4,189	$3,886
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	8,681	26,075	—	346,023	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(7,445)	3,775	(2,388)	3,051	(48,144)	(16,877)	7,337	(2,825)
Futures	(6,744)	714	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(167,846)	164,399	(28,919)	(13,649)	44,902	(537,538)	7,861	(75,837)
Futures	185	(288)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,071)	228,076	(16,425)	25,244	20,632	(112,402)	19,387	(48,108)
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	—	—	(102)	—
Institutional Class Shares	(33,688)	(55,847)	(6,442)	(11,397)	(50,382)	(88,197)	(2,773)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	—	—	(4,842)	(11,623)	(304)	(10,685)	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	—	(17,601)	(1,991)	(315,650)	(127,166)	(14,019)	(11,902)
Total Distributions	(33,688)	(55,847)	(28,885)	(25,011)	(366,336)	(226,048)	(16,894)	(20,857)
Capital Share Transactions (1):
Shares Issued	671,210	906,212	20,494	93,808	1,263,740	2,547,717	494,195	500,717 *
Shares Issued in Lieu of Cash Distributions	31,145	51,856	28,244	24,050	340,164	203,411	16,154	18,152
Shares Redeemed	(307,767)	(583,275)	(51,090)	(128,257)	(1,054,093)	(1,287,212)	(145,678)	(110,437)
Net Increase (Decrease) from Capital Share Transactions	394,588	374,793	(2,352)	(10,399)	549,811	1,463,916	364,671	408,432
Total Increase (Decrease) in Net Assets	211,829	547,022	(47,662)	(10,166)	204,107	1,125,466	367,164	339,467
Net Assets
Beginning of Period	3,415,833	2,868,811	337,050	347,216	7,535,552	6,410,086	554,805	215,338
End of Period	$3,627,662	$3,415,833	$289,388	$337,050	$7,739,659	$7,535,552	$921,969	$554,805
(1) Shares Issued and Redeemed:
Shares Issued	16,541	21,005	2,188	8,538	56,684	97,946	35,123	28,579
Shares Issued in Lieu of Cash Distributions	765	1,222	2,888	2,263	14,954	8,025	1,088	1,060
Shares Redeemed	(7,642)	(13,462)	(5,428)	(11,632)	(46,944)	(50,063)	(10,170)	(6,247)
	9,664	8,765	(352)	(831)	24,694	55,908	26,041	23,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$15,445	$16,354	$(237)	$4	$(2,818)	$23,690	$2,108	$794

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,619	$92,097	$11,234	$14,928	$24,304	$34,532	$7,531	$9,503
Capital Gain Distributions Received from Affiliated Investment Company	1,046,424	875,446	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Company Shares Sold	(62,581)	(37,370)	2,340	(3,304)	3,675	(15,734)	(2,949)	(1,810)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(1,184,864)	(1,754,043)	(34,449)	15,592	(91,148)	(32,306)	(22,219)	(41,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	(175,402)	(823,870)	(20,875)	27,216	(63,169)	(13,508)	(17,637)	(33,418)
Distributions From:
Net Investment Income:
Institutional Class Shares	(40,340)	(85,546)	(5,727)	(14,899)	(12,597)	(34,490)	(6,899)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	(72,477)	—	(578)	—	(1,625)	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	(746,639)	(592,599)	—	(1,040)	—	(1,516)	—	—
Total Distributions	(786,979)	(750,622)	(5,727)	(16,517)	(12,597)	(37,631)	(6,899)	(13,979)
Capital Share Transactions (1):
Shares Issued	1,248,616	2,756,160	507,866	609,131	849,253	2,019,061	353,849	689,895
Shares Issued in Lieu of Cash Distributions	766,211	722,554	5,519	16,079	12,390	37,027	6,776	13,800
Shares Redeemed	(1,646,183)	(1,839,654)	(149,201)	(78,148)	(446,179)	(281,839)	(180,594)	(99,868)
Net Increase (Decrease) from Capital Share Transactions	368,644	1,639,060	364,184	547,062	415,464	1,774,249	180,031	603,827
Total Increase (Decrease) in Net Assets	(593,737)	64,568	337,582	557,761	339,698	1,723,110	155,495	556,430
Net Assets
Beginning of Period	8,802,846	8,738,278	1,210,031	652,270	2,939,420	1,216,310	959,742	403,312
End of Period	$8,209,109	$8,802,846	$1,547,613	$1,210,031	$3,279,118	$2,939,420	$1,115,237	$959,742
(1) Shares Issued and Redeemed:
Shares Issued	53,438	93,005	45,969	50,720	77,072	165,360	33,089	57,308
Shares Issued in Lieu of Cash Distributions	32,673	24,691	520	1,371	1,174	3,137	641	1,170
Shares Redeemed	(71,364)	(62,068)	(13,569)	(6,544)	(40,323)	(23,138)	(17,275)	(8,342)
	14,747	55,628	32,920	45,547	37,923	145,359	16,455	50,136
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(5,874)	$8,847	$5,851	$344	$12,180	$473	$3,751	$3,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended May 31, 2008	Oct. 4, 2007(a) to Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,380	$167	$5,333	$33,291	$8,472	$45,400	$33,860	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	—	243,531	216,208	379,091	436,439	—	—
Investment Securities	—	—	—	—	—	—	38,848	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(2,040)	(310)	(62,745)	2,061	(61,664)	(3,367)	(75,407)	181,105
Futures	—	—	—	—	—	—	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	5,391	(1,432)	(286,776)	(321,609)	(555,392)	(655,320)	69,972	(762,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,731	(1,575)	(100,657)	(70,049)	(229,493)	(176,848)	65,801	(482,209)
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,117)	—	(10,953)	(32,047)	(19,491)	(40,532)	(13,286)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	—	(8,922)	(34,803)	(40,254)	(62,657)	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	—	(173,725)	(134,723)	(350,779)	(324,224)	(200,903)	(70,533)
Total Distributions	(1,117)	—	(193,600)	(201,573)	(410,524)	(427,413)	(217,494)	(136,164)
Capital Share Transactions (1):
Shares Issued	444,466	120,639	528,824	727,472	522,153	1,088,866	568,882	1,093,839
Shares Issued in Lieu of Cash Distributions	1,107	—	189,623	197,467	403,050	415,408	214,317	133,705
Shares Redeemed	(100,691)	(12,557)	(873,845)	(665,423)	(754,747)	(1,023,645)	(560,111)	(774,740)
Net Increase (Decrease) from Capital Share Transactions	344,882	108,082	(155,398)	259,516	170,456	480,629	223,088	452,804
Total Increase (Decrease) in Net Assets	349,496	106,507	(449,655)	(12,106)	(469,561)	(123,632)	71,395	(165,569)
Net Assets
Beginning of Period	106,507	—	3,285,093	3,297,199	4,700,371	4,824,003	2,671,457	2,837,026
End of Period	$456,003	$106,507	$2,835,438	$3,285,093	$4,230,810	$4,700,371	$2,742,852	$2,671,457
(1) Shares Issued and Redeemed:
Shares Issued	50,008	12,664	29,011	33,265	41,154	68,282	24,123	34,996
Shares Issued in Lieu of Cash Distributions	130	—	9,966	9,289	30,397	26,806	9,155	4,257
Shares Redeemed	(11,560)	(1,335)	(47,938)	(30,180)	(58,880)	(64,141)	(23,377)	(24,958)
	38,578	11,329	(8,961)	12,374	12,671	30,947	9,901	14,295
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,436	$173	$(2,122)	$3,498	$(4,207)	$6,812	$20,735	$161

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio		Japanese Small Company Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	March 6, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$39,964	$51,732	$52,302	$39,035	$55	$83,690	$108,657	$2,263	$3,072
Net Realized Gain (Loss) on:
Investment Securities Sold	11,746	37,442	10,024	24,982	—	174,622	331,045	371	(7,840)
Futures		—		—		—	(569)		(10)
Foreign Currency Transactions	(127)	174	(160)	105	(6)	282	1,035	73	(35)
In-Kind Redemptions	—	—	—	—	—	19,784	—	296	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(126,490)	231,080	(138,169)	105,889	1,453	(484,846)	162,772	(9,831)	365
Translation of Foreign Currency Denominated Amounts	(196)	(44)	(274)	59	7	(668)	160	(130)	19
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,103)	320,384	(76,277)	170,070	1,509	(207,705)	603,669	(6,968)	(4,419)
Distributions From:
Net Investment Income:
Institutional Class Shares	(7,110)	(51,063)	(7,064)	(38,518)	—	(36,360)	(114,210)	(1,477)	(2,759)
Net Short-Term Gains:
Institutional Class Shares	—	—	(7,592)	(2,252)	—	(36,135)	(28,033)	—	—
Net Long-Term Gains:
Institutional Class Shares	(28,968)	—	(17,163)	(205)	—	(278,291)	(129,328)	—	—
Total Distributions	(36,078)	(51,063)	(31,819)	(40,975)	—	(350,786)	(271,571)	(1,477)	(2,759)
Capital Share Transactions (1):
Shares Issued	259,867	529,554	837,059	1,460,555	61,258	709,320	1,085,538	21,325	102,980
Shares Issued in Lieu of Cash Distributions	33,707	47,880	30,697	39,306	—	338,241	258,985	1,400	2,746
Shares Redeemed	(271,433)	(295,814)	(234,158)	(137,846)	(1,878)	(520,251)	(625,483)	(13,172)	(68,425)
Net Increase (Decrease) from Capital Share Transactions	22,141	281,620	633,598	1,362,015	59,380	527,310	719,040	9,553	37,301
Total Increase (Decrease) in Net Assets	(89,040)	550,941	525,502	1,491,110	60,889	(31,181)	1,051,138	1,108	30,123
Net Assets
Beginning of Period	2,224,180	1,673,239	2,342,187	851,077	—	5,597,209	4,546,071	199,080	168,957
End of Period	$2,135,140	$2,224,180	$2,867,689	$2,342,187	$60,889	$5,566,028	$5,597,209	$200,188	$199,080
(1) Shares Issued and Redeemed:
Shares Issued	10,472	20,502	63,865	103,681	5,843	39,480	52,082	1,427	5,861
Shares Issued in Lieu of Cash Distributions	1,341	1,862	2,312	2,819	—	18,587	13,230	91	157
Shares Redeemed	(10,923)	(11,428)	(17,971)	(9,741)	(182)	(29,011)	(30,074)	(864)	(3,939)
	890	10,936	48,206	96,759	5,661	29,056	35,238	654	2,079
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$31,600	$(1,254)	$46,847	$1,609	$55	$53,481	$6,151	$1,680	$894

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio		United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	March 1, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,226	$3,553	$618	$899	$3,026	$2,554	$10,708	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	1,885	4,912	1,665	1,545	3,213	7,620	(68)	(3)
Futures	(34)	—	—	—	(16)	—	—	—
Foreign Currency Transactions	(21)	93	(10)	13	42	39	(48)	9
In-Kind Redemptions	222	—	222	—	461	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(10,376)	32,175	(5,963)	(2,123)	(9,641)	4,064	(59,371)	(25,701)
Translation of Foreign Currency Denominated Amounts	—	(2)	3	—	6	10	(29)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,098)	40,731	(3,465)	334	(2,909)	14,287	(48,808)	(21,103)
Distributions From:
Net Investment Income:
Institutional Class Shares	(2,284)	(3,089)	(323)	(1,097)	(71)	(2,638)	(12,876)	(2,361)
Net Short-Term Gains:
Institutional Class Shares	—	—	(123)	(217)	(347)	(549)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,311)	(1,092)	(6,770)	(1,842)	—	—
Total Distributions	(2,284)	(3,089)	(1,757)	(2,406)	(7,188)	(5,029)	(12,876)	(2,361)
Capital Share Transactions (1):
Shares Issued	33,370	58,296	15,986	11,009	54,639	94,168	326,233	375,453
Shares Issued in Lieu of Cash Distributions	2,129	3,008	1,750	2,404	7,046	4,921	12,529	2,263
Shares Redeemed	(25,906)	(24,176)	(3,154)	(6,010)	(32,387)	(27,699)	(65,725)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	9,593	37,128	14,582	7,403	29,298	71,390	273,037	360,304
Total Increase (Decrease) in Net Assets	1,211	74,770	9,360	5,331	19,201	80,648	211,353	336,840
Net Assets
Beginning of Period	146,307	71,537	37,139	31,808	170,909	90,261	336,840	—
End of Period	$147,518	$146,307	$46,499	$37,139	$190,110	$170,909	$548,193	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	1,247	2,409	590	327	2,589	4,007	39,711	37,594
Shares Issued in Lieu of Cash Distributions	82	131	64	74	340	227	1,522	239
Shares Redeemed	(1,015)	(979)	(117)	(179)	(1,552)	(1,195)	(7,963)	(1,821)
	314	1,561	537	222	1,377	3,039	33,270	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$563	$621	$124	$(171)	$2,757	$(198)	$(291)	$1,877

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio		Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,973	$162,639	$33,616	$61,164	$15,220	$17,268	$20,664	$24,655
Net Realized Gain (Loss) on:
Investment Securities Sold	274,660	682,920	302,021	138,572	97,301	98,170	2,486	7,602
Futures	(1,804)	—	(348)	—	(404)	—	—	—
Foreign Currency Transactions	744	3,452	(1,433)	(116)	(1,349)	(319)	3	(348)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(648,992)	(197,398)	(414,647)	809,069	(225,317)	268,054	(75,327)	426,503
Translation of Foreign Currency Denominated Amounts	(1,241)	46	54	(26)	(67)	74	(35)	(1)
Deferred Thailand Capital Gains Tax	—	—	713	(825)	223	(451)	(33)	(772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(224,660)	651,659	(80,024)	1,007,838	(114,393)	382,796	(52,242)	457,639
Distributions From:
Net Investment Income:
Institutional Class Shares	(79,150)	(179,161)	(20,358)	(50,360)	(5,406)	(13,632)	(5,009)	(23,343)
Net Short-Term Gains:
Institutional Class Shares	(65,513)	(22,039)	(855)	—	(7,087)	(5,938)	(1,903)	(1,657)
Net Long-Term Gains:
Institutional Class Shares	(533,622)	(365,355)	(126,608)	(14,375)	(83,694)	(46,706)	(5,275)	(1,602)
Total Distributions	(678,285)	(566,555)	(147,821)	(64,735)	(96,187)	(66,276)	(12,187)	(26,602)
Capital Share Transactions (1):
Shares Issued	1,621,902	2,243,987	293,701	654,824	158,723	507,036	436,251	857,837
Shares Issued in Lieu of Cash Distributions	653,269	539,597	123,315	52,208	78,188	60,107	11,846	25,903
Shares Redeemed	(979,254)	(1,420,896)	(533,358)	(606,683)	(213,348)	(264,459)	(190,953)	(307,447)
Net Increase (Decrease) from Capital Share Transactions	1,295,917	1,362,688	(116,342)	100,349	23,563	302,684	257,144	576,293
Total Increase (Decrease) in Net Assets	392,972	1,447,792	(344,187)	1,043,452	(187,017)	619,204	192,715	1,007,330
Net Assets
Beginning of Period	8,180,859	6,733,067	3,388,442	2,344,990	1,458,152	838,948	1,829,466	822,136
End of Period	$8,573,831	$8,180,859	$3,044,255	$3,388,442	$1,271,135	$1,458,152	$2,022,181	$1,829,466
(1) Shares Issued and Redeemed:
Shares Issued	84,626	98,177	9,195	21,863	7,760	23,711	22,021	46,855
Shares Issued in Lieu of Cash Distributions	34,511	25,571	3,823	1,846	3,650	3,382	597	1,454
Shares Redeemed	(51,619)	(62,812)	(16,630)	(19,853)	(10,321)	(12,406)	(9,693)	(16,331)
	67,518	60,936	(3,612)	3,856	1,089	14,687	12,925	31,978
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$105,906	$33,083	$24,154	$10,896	$12,207	$2,393	$15,644	$(11)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Jan. 9, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,283	$149,623	$49,516	$71,628	$960	$18,250	$51,637	$48,838	$87,390
Net Realized Gain (Loss) on:
Investment Securities Sold/ Affiliated Investment Company Shares Sold	(591)	(1,012)	(561)	(792)	—	1	—	(1,479)	(13,531)
Foreign Currency Transactions	—	—	—	—	105	—	—	(42,031)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	(9,480)	3,935	4,564	65,338	61	(29,806)	645	15,403	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	—	90	—	—	(7,061)	67,297
Net Increase (Decrease) in Net Assets Resulting from Operations	53,212	152,546	53,519	136,174	1,216	(11,555)	52,282	13,670	143,056
Distributions From:
Net Investment Income:
Institutional Class Shares	(64,158)	(149,471)	(51,498)	(78,938)	(68)	(23,921)	(49,378)	(58,380)	(60,967)
Net Short-Term Gains:
Institutional Class Shares	—	—	(300)	—	—		—		—
Net Long-Term Gains:
Institutional Class Shares	—	—	(299)	—	—	—	—	—	—
Total Distributions	(64,158)	(149,471)	(52,097)	(78,938)	(68)	(23,921)	(49,378)	(58,380)	(60,967)
Capital Share Transactions (1):
Shares Issued	1,028,982	2,045,675	484,286	1,087,521	205,570	212,411	467,057	593,071	1,355,752
Shares Issued in Lieu of Cash Distributions	62,760	146,025	51,667	78,258	68	23,373	48,237	55,881	58,427
Shares Redeemed	(807,387)	(1,383,749)	(416,915)	(548,739)	(1,096)	(225,207)	(233,710)	(504,081)	(399,133)
Net Increase (Decrease) from Capital Share Transactions	284,355	807,951	119,038	617,040	204,542	10,577	281,584	144,871	1,015,046
Total Increase (Decrease) in Net Assets	273,409	811,026	120,460	674,276	205,690	(24,899)	284,488	100,161	1,097,135
Net Assets
Beginning of Period	3,229,577	2,418,551	3,097,898	2,423,622	—	1,216,609	932,121	3,484,919	2,387,784
End of Period	$3,502,986	$3,229,577	$3,218,358	$3,097,898	$205,690	$1,191,710	$1,216,609	$3,585,080	$3,484,919
(1) Shares Issued and Redeemed:
Shares Issued	101,021	200,504	46,866	105,633	20,246	20,493	44,986	55,041	126,584
Shares Issued in Lieu of Cash Distributions	6,177	14,346	5,046	7,641	6	2,258	4,674	5,223	5,452
Shares Redeemed	(79,303)	(135,669)	(40,361)	(53,359)	(107)	(21,744)	(22,517)	(46,779)	(37,300)
	27,895	79,181	11,551	59,915	20,145	1,007	27,143	13,485	94,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(330)	$545	$(1,776)	$206	$892	$7,514	$13,185	$25,885	$35,427

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,925	$51,217	$9,884	$4,228	$10,185	$25,609	$1,869	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	3,111	99	427	—	—	—	(71)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(11,149)	43,651	(2,015)	11,920	1,842	2,926	238	210
Net Increase (Decrease) in Net Assets Resulting from Operations	21,887	94,967	8,296	16,148	12,027	28,535	2,036	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(29,301)	(46,222)	(4,419)	(2,996)	(11,380)	(24,969)	(1,927)	(1,116)
Net Long-Term Gains:
Institutional Class Shares	(112)	(310)	—	—	—	—	—	—
Total Distributions	(29,413)	(46,532)	(4,419)	(2,996)	(11,380)	(24,969)	(1,927)	(1,116)
Capital Share Transactions (1):
Shares Issued	257,550	484,902	156,085	197,991	187,927	452,239	102,940	143,647
Shares Issued in Lieu of Cash Distributions	27,455	42,284	4,417	2,996	11,098	24,353	1,849	1,060
Shares Redeemed	(218,614)	(132,160)	(50,812)	(8,035)	(177,540)	(229,674)	(39,003)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	66,391	395,026	109,690	192,952	21,485	246,918	65,786	128,400
Total Increase (Decrease) in Net Assets	58,865	443,461	113,567	206,104	22,132	250,484	65,895	128,983
Net Assets
Beginning of Period	1,314,853	871,392	240,403	34,299	948,426	697,942	128,983	—
End of Period	$1,373,718	$1,314,853	$353,970	$240,403	$970,558	$948,426	$194,878	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	21,487	42,833	14,160	19,382	18,698	45,158	10,220	14,330
Shares Issued in Lieu of Cash Distributions	2,322	3,751	402	298	1,105	2,434	184	106
Shares Redeemed	(18,216)	(11,629)	(4,590)	(786)	(17,652)	(22,928)	(3,871)	(1,624)
	5,593	34,955	9,972	18,894	2,151	24,664	6,533	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$15,127	$14,503	$6,764	$1,299	$1,332	$2,527	$341	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$43.61	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.36)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	(1.96)	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.42)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.42)	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$41.23	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	(4.47	)%(C)	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$3,627,662	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.96	%(B)	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.91	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.69)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	(0.49)	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.21)	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.73)	(0.43)	—	—	—	—
Total Distributions	(0.94)	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.48	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	(4.74	)%(C)	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$289,388	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	4.17	%(B)	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio												U.S. Targeted Value Portfolio- Class R1 Shares
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		For the Period Jan. 31, 2008(a) to May 31, 2008
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$24.44		$25.40		$21.93		$19.37		$16.14		$13.63		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20		0.03	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)		(0.43)		3.50		2.49		3.28		2.50		0.58
Total From Investment Operations	—		(0.10)		3.88		2.79		3.44		2.70		0.61
Less Distributions
Net Investment Income	(0.16)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)		(0.03)
Net Realized Gains	(1.04)		(0.54)		(0.06)		—		—		—		—
Total Distributions	(1.20)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)		(0.03)
Net Asset Value, End of Period	$23.24		$24.44		$25.40		$21.93		$19.37		$16.14		$10.58
Total Return	0.13	%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%		6.13	%(C)
Net Assets, End of Period (thousands)	$7,739,659		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428		$38,610
Ratio of Expenses to Average Net Assets	0.27	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.27	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)
Ratio of Net Investment Income to Average Net Assets	0.66	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%		1.00	%(B)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		6	%(C)

	U.S. Targeted Value Portfolio- Institutional Class Shares
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(0.01)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.07)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.47)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$15.41		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	0.01	%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$883,359		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.39	%(B)	0.41	%**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.39	%(B)	0.41	%**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.19	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	6	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$26.49		$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.51)		(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(0.44)		(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.12)		(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.27)		(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.39)		(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$23.66		$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(1.56	)%(C)	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$8,209,109		$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.63	%(B)	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.42)	0.35	1.28	0.19
Total From Investment Operations	(0.33)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.05)	(0.18)	(0.17)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.05)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$11.45	$11.83	$11.50	$10.22
Total Return	(2.76	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,547,613	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.71	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.77	$11.65	$10.24	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.41)	0.13	1.40	0.21
Total From Investment Operations	(0.32)	0.32	1.57	0.24
Less Distributions
Net Investment Income	(0.05)	(0.17)	(0.16)	—
Net Realized Gains	—	(0.03)	—	—
Total Distributions	(0.05)	(0.20)	(0.16)	—
Net Asset Value, End of Period	$11.40	$11.77	$11.65	$10.24
Total Return	(2.70	)%(C)	2.78%	15.50%	2.40	%(C)
Net Assets, End of Period (thousands)	$3,279,118	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	7%	5%	0	%(C)

U.S. Vector Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)
Net Asset Value, Beginning of Period	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.32)	(0.25)	1.73
Total From Investment Operations	(0.24)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.08)	(0.14)	(0.07)
Net Realized Gains	—	(0.18)	—
Total Distributions	(0.08)	(0.32)	(0.07)
Net Asset Value, End of Period	$11.06	$11.38	$11.79
Total Return	(2.09	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$1,115,237	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.33	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	7	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio
	Six Months Ended May 31, 2008		For the Period Oct. 4, 2007(a) to Nov. 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)		(0.62)
Total From Investment Operations	(0.21)		(0.60)
Less Distributions
Net Investment Income	(0.05)		—
Net Realized Gains	—		—
Tax Return of Capital	—		—
Total Distributions	(0.05)		—
Net Asset Value, End of Period	$9.14		$9.40
Total Return	(2.25	)%(C)	(6.00	)%(C)
Net Assets, End of Period (thousands)	$456,003		$106,507
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.63	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	5	%(C)	0	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.54)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.51)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.07)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	(1.25)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$18.88		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(2.49	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$2,835,438		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	0.38	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.70)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.67)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.06)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.32)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$12.81		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(4.82	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$4,230,810		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.40	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.32	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	0.40	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.13)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(2.23)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$25.37	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	2.19	%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$2,742,852	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.66	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	8	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.48	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.41)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(0.93)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.09)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	(0.35)	—	—	—	—	—
Total Distributions	(0.44)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$25.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(3.38	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$2,135,140	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.83	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	6	%(C)	5%	4%	4%	1%	1%

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	For the Period March 6, 2008(a) to May 31, 2008
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.35	$12.82	$10.07	$10.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)	1.54	2.71	0.03	0.74
Total From Investment Operations	(0.59)	1.89	2.99	0.07	0.76
Less Distributions
Net Investment Income	(0.04)	(0.32)	(0.24)	—	—
Net Realized Gains	(0.15)	(0.04)	—	—	—
Total Distributions	(0.19)	(0.36)	(0.24)	—	—
Net Asset Value, End of Period	$13.57	$14.35	$12.82	$10.07	$10.76
Total Return	(4.08	)%(C)	14.83%	30.06%	0.70	%(C)	7.60	%(C)
Net Assets, End of Period (thousands)	$2,867,689	$2,342,187	$851,077	$121,249	$60,889
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.46%	0.90	%(B)(E)	1.08	%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets	4.24	%(B)	2.49%	2.35%	1.89	%(B)(E)	0.77	%(B)(E)
Portfolio Turnover Rate	2	%(C)	4%	2%	0	%(C)	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.13)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	(0.84)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.13)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.30)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$18.66	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(3.88	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,566,028	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.19	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.84)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.65)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.13)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.13)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$15.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(3.88	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$200,188	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.56	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.56	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.44	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	(0.98)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.46)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.46)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$27.29	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	(3.33	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$147,518	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.58	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.28)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	(2.83)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.27)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Total Distributions	(1.49)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$26.97	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	(9.10	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$46,499	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.34	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.40	(A)	0.31	(A)	0.21		0.17		0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.84)		3.00		6.28		2.28		3.64		3.83
Total From Investment Operations	(0.44)		3.40		6.59		2.49		3.81		4.32
Less Distributions
Net Investment Income	(0.01)		(0.38)		(0.34)		(0.30)		(0.50)		(0.22)
Net Realized Gains	(0.96)		(0.54)		(1.56)		(0.53)		(1.79)		(0.43)
Total Distributions	(0.97)		(0.92)		(1.90)		(0.83)		(2.29)		(0.65)
Net Asset Value, End of Period	$21.54		$22.95		$20.47		$15.78		$14.12		$12.60
Total Return	(1.73	)%(C)	16.99%		46.33%		18.42%		35.91%		52.10%
Net Assets, End of Period (thousands)	$190,110		$170,909		$90,261		$52,061		$33,839		$24,376
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.57	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)
Ratio of Net Investment Income to Average Net Assets	3.95	%(B)	1.70%		1.78%		1.77%		1.56%		2.07%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

	DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2008		For the Period March 1, 2007(a) to Nov. 30, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.35		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.21	(A)	0.23	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.31)		(0.76)
Total From Investment Operations	(1.10)		(0.53)
Less Distributions
Net Investment Income	(0.34)		(0.12)
Net Realized Gains	—		—
Total Distributions	(0.34)		(0.12)
Net Asset Value, End of Period	$7.91		$9.35
Total Return	(11.94	)%(C)	(5.38	)%(C)
Net Assets, End of Period (thousands)	$548,193		$336,840
Ratio of Expenses to Average Net Assets	0.42	%(B)	0.48	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.42	%(B)	0.48	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.99	%(B)	3.50	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.09)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	(0.73)	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.20)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(1.77)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$19.55	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	(3.00	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$8,573,831	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	3.79	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	8	%(C)	18%	14%	13%	10%	10%

	Emerging Markets Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.15)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	(0.80)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.21)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	(1.34)		(0.16)		—		—		—		—
Total Distributions	(1.55)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$32.88		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	(2.17	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$3,044,255		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.19	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$23.74		$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.06)		6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	(1.82)		7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.09)		(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.49)		(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.58)		(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$20.34		$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	(8.03	)%(C)	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$1,271,135		$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	2.31	%(B)	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.90)	6.10	3.54	1.51
Total From Investment Operations	(0.68)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.06)	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.08)	(0.06)	—	—
Total Distributions	(0.14)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$20.38	$21.20	$15.13	$11.54
Total Return	(3.19	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$2,022,181	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.17		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.20)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—	—	(0.12)
Total Distributions	(0.20)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.18		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	1.65	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,502,986		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.17	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.78	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.17		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.17)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—	—	—
Total Distributions	(0.17)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.39		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	1.70	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,218,358		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.13	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
For the Period Jan. 9, 2008(a) to May 31, 2008	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.16	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12	(0.25)	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.24	(0.09)	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.03)	(0.21)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	—	(0.38)	—
Total Distributions	(0.03)	(0.21)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.21	$10.14	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	2.36	%(C)	(0.94	)%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$205,690	$1,191,710	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.25	%(B)(E)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)(E)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.86	%(B)(E)	2.99	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	0	%(C)	0	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.05	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.18)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	(0.42)	(0.10)
Tax Return of Capital	—	—	(0.02)	—	—	—
Total Distributions	(0.18)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.71	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	0.47	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,585,080	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.74	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	7	%(C)	108%	92%	69%	90%	103%

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.20	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.26)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.26)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.80	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	1.72	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,373,718	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.43	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	5	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.50		0.17
Total From Investment Operations	0.35		0.95		0.19
Less Distributions
Net Investment Income	(0.17)		(0.34)		—
Net Realized Gains	—		—		—
Total Distributions	(0.17)		(0.34)		—
Net Asset Value, End of Period	$10.98		$10.80		$10.19
Total Return	3.28	%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$353,970		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.13	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	6.39	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	2	%(C)	0%		0	%(C)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended May 31, 2008	For the Period April 2, 2007(a) to Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.12	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.02	0.02	(0.11)	(0.04)	0.15	0.01	0.02
Total From Investment Operations	0.13	0.33	0.30	0.11	0.13	0.31	0.13	0.22
Less Distributions
Net Investment Income	(0.12)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.13)	(0.15)
Net Realized Gains	—	—	—	—	—	—	—	—
Total Distributions	(0.12)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.13)	(0.15)
Net Asset Value, End of Period	$10.06	$10.05	$10.02	$9.99	$10.09	$10.13	$10.07	$10.07
Total Return	1.30	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	1.28	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$970,558	$948,426	$697,942	$511,543	$381,709	$213,389	$194,878	$128,983
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.28	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.22	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.13	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.33	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0%	0%	2%	6%	0%	8	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, of which thirty-four (the "Portfolios") are included in this report and the remaining nineteen are presented in separate reports.

Of the Portfolios, sixteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the T.A. World ex U.S. Core Equity Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/08
U.S. Large Company Portfolio	The U.S. Large Company Series	77%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	76%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	93%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

T.A. World ex U.S. Core Equity Portfolio*	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

International Small Company Portfolio	The Japanese Small Company Series	83%

	The Asia Pacific Small Company Series	84%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	96%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%

Continental Small Company Portfolio	The Continental Small Company Series	8%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	95%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

*  T.A. World ex U.S. Core Equity Portfolio invests in the two Master Funds indicated and securities listed on the Summary Schedule of Investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Effective October 10, 2007, the Fund established two new classes of shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Municipal

Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of each Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. On January 31, 2008, Class R1 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of the other Portfolios had not commenced operations as of May 31, 2008.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$3,627,977	—	—	$3,627,977	—	—	—	—
Enhanced U.S. Large Company Portfolio	289,404	—	—	289,404	—	—	—	—
U.S. Large Cap Value Portfolio	7,740,717	—	—	7,740,717	—	—	—	—
U.S. Targeted Value Portfolio	922,362	$91,733	—	1,014,095	—	—	—	—
U.S. Small Cap Value Portfolio	8,211,362	—	—	8,211,362	—	—	—	—
U.S. Core Equity 1 Portfolio	1,550,715	212,118	—	1,762,833	—	—	—	—
U.S. Core Equity 2 Portfolio	3,295,455	491,666	—	3,787,121	—	—	—	—
U.S. Vector Equity Portfolio	1,117,973	158,851	—	1,276,824	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	456,173	28,332	—	484,505	—	—	—	—

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Small Cap Portfolio	$2,836,188	—	—	$2,836,188	—	—	—	—
U.S. Micro Cap Portfolio	4,232,282	—	—	4,232,282	—	—	—	—
DFA Real Estate Securities Portfolio	2,734,549	$551,200	—	3,285,749	—	—	—	—
Large Cap International Portfolio	383,178	2,018,398	—	2,401,576	—	—	—	—
International Core Equity Portfolio	766,494	2,584,475	—	3,350,969	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio	51,611	10,394	—	62,005	—	—	—	—
International Small Company Portfolio	5,562,760	3,565	—	5,566,325	—	—	—	—
Japanese Small Company Portfolio	200,253	—	—	200,253	—	—	—	—
Asia Pacific Small Company Portfolio	147,559	—	—	147,559	—	—	—	—
United Kingdom Small Company Portfolio	46,506	—	—	46,506	—	—	—	—
Continental Small Company Portfolio	190,167	—	—	190,167	—	—	—	—
DFA International Real Estate Securities Portfolio	34,798	598,632	—	633,430	—	—	—	—
DFA International Small Cap Value Portfolio	758,332	9,574,514	—	10,332,846	—	—	—	—
Emerging Markets Portfolio	3,045,292	—	—	3,045,292	—	—	—	—
Emerging Markets Small Cap Portfolio	1,271,633	—	—	1,271,633	—	—	—	—
Emerging Markets Core Equity Portfolio	758,633	1,488,851	—	2,247,484	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,503,275	—	—	3,503,275	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	3,218,622	—	—	3,218,622	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	201,906	—	201,906	—	$10	—	$10
DFA Five-Year Government Portfolio	—	1,179,564	—	1,179,564	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	3,505,012	—	3,505,012	—	6,161	—	6,161
DFA Intermediate Government Fixed Income Portfolio	—	1,355,761	—	1,355,761	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	350,511	—	350,511	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	17,325	959,807	—	977,132	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	4,815	186,655	—	191,470	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2008, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended May 31, 2008, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2009, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2008, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$29	$2,455
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	24	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	34
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	—
Asia Pacific Small Company Portfolio (4)	0.47%	22	27
United Kingdom Small Company Portfolio (4)	0.47%	—	49
Continental Small Company Portfolio (4)	0.47%	12	—
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	6
DFA Inflation-Protected Securities Portfolio (5)	0.20%	31	—
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	16	—
Class R1 Shares
U.S. Targeted Value Portfolio (7)	0.62%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(7) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$70

Enhanced U.S. Large Company Portfolio	6

U.S. Large Cap Value Portfolio	152

U.S. Targeted Value Portfolio	15

U.S. Small Cap Value Portfolio	$170

U.S. Core Equity 1 Portfolio	28

U.S. Core Equity 2 Portfolio	62

U.S. Vector Equity Portfolio	21

T.A. U.S. Core Equity 2 Portfolio	6

U.S. Small Cap Portfolio	59

U.S. Micro Cap Portfolio	88

DFA Real Estate Securities Portfolio	54

Large Cap International Portfolio	44

International Core Equity Portfolio	52

T.A. World ex U.S. Core Equity Portfolio	1

International Small Company Portfolio	110

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	3

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	3

DFA International Real Estate Securities Portfolio	9

DFA International Small Cap Value Portfolio	168

Emerging Markets Portfolio	65

Emerging Markets Small Cap Portfolio	28

Emerging Markets Core Equity Portfolio	38

DFA One-Year Fixed Income Portfolio	70

DFA Two-Year Global Fixed Income Portfolio	66

DFA Selectively Hedged Global Fixed Income Portfolio	1

DFA Five-Year Government Portfolio	26

DFA Five-Year Global Fixed Income Portfolio	75

DFA Intermediate Government Fixed Income Portfolio	28

DFA Inflation-Protected Securities Portfolio	6

DFA Short-Term Municipal Bond Portfolio	20

DFA California Short-Term Municipal Bond Portfolio	3

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio	—	—	$387,720	$41,398
U.S. Core Equity 1 Portfolio	—	—	421,018	27,981
U.S. Core Equity 2 Portfolio	—	—	519,674	81,236
U.S. Vector Equity Portfolio	—	—	279,929	68,889
T.A. U.S. Core Equity 2 Portfolio	—	—	352,004	14,084
DFA Real Estate Securities Portfolio	—	—	283,613	208,401
Large Cap International Portfolio	—	—	160,134	123,979
International Core Equity Portfolio	—	—	700,239	41,030
T.A. World ex U.S. Core Equity Portfolio	—	—	10,370	—
DFA International Real Estate Securities Portfolio	—	—	267,207	245
DFA International Small Cap Value Portfolio	—	—	1,305,100	613,218
Emerging Markets Core Equity Portfolio	—	—	270,027	10,352
DFA Selectively Hedged Global Fixed Income Portfolio	$4,470	—	130,514	—
DFA Five-Year Government Portfolio	1,211,822	—	—	—
DFA Five-Year Global Fixed Income Portfolio	1,540,116	$39,731	274,781	152,977
DFA Intermediate Government Fixed Income Portfolio	132,728	66,556	—	—
DFA Inflation-Protected Securities Portfolio	112,375	6,383	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	225,722	—
DFA California Short-Term Municipal Bond Portfolio	—	—	79,152	6,224

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$25,679	$(5,893)	$(19,786)
U.S. Targeted Value Portfolio	1,651	325	(1,976)
U.S. Small Cap Value Portfolio	60,801	(6,098)	(54,703)
U.S. Core Equity 1 Portfolio	—	(51)	51
U.S. Core Equity 2 Portfolio	—	(150)	150
U.S. Vector Equity Portfolio	—	(10)	10
T.A. U.S. Core Equity 2 Portfolio	(6)	6	—
U.S. Small Cap Portfolio	12,986	(2,557)	(10,429)
U.S. Micro Cap Portfolio	26,352	(2,525)	(23,827)
DFA Real Estate Securities Portfolio	7,430	5,577	(13,007)
Large Cap International Portfolio	2,627	(815)	(1,812)
International Core Equity Portfolio	(3)	382	(379)
International Small Company Portfolio	15,432	(60)	(15,372)
Japanese Small Company Portfolio	(2,827)	102	2,725
Asia Pacific Small Company Portfolio	—	34	(34)
United Kingdom Small Company Portfolio	107	17	(124)
Continental Small Company Portfolio	628	(82)	(546)
DFA International Real Estate Securities Portfolio	392	(340)	(52)
DFA International Small Cap Value Portfolio	52,905	34,339	(87,244)
Emerging Markets Portfolio	13,489	(2,961)	(10,528)
Emerging Markets Small Cap Portfolio	8,818	(1,721)	(7,097)
Emerging Markets Core Equity Portfolio	1,777	(1,668)	(109)
DFA Five-Year Global Fixed Income Portfolio	—	(43,171)	43,171
DFA Inflation-Protected Securities Portfolio	(11)	11	—
DFA California Short-Term Municipal Bond Portfolio	(22)	22	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
U.S. Vector Equity Portfolio
2006	1,296	—	1,296
2007	13,979	—	13,979
U.S. Small Cap Portfolio
2006	49,510	117,599	167,109
2007	70,394	144,164	214,558
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
United Kingdom Small Company Portfolio
2006	799	888	1,687
2007	1,360	1,153	2,513
Continental Small Company Portfolio
2006	1,559	5,185	6,744
2007	3,386	2,271	5,657
DFA International Real Estate Securities Portfolio
2006	—	—	—
2007	2,768	—	2,768
DFA International Small Cap Value Portfolio
2006	132,360	176,381	308,741
2007	218,066	401,394	619,460
Emerging Markets Portfolio
2006	55,765	587	56,352
2007	54,872	23,352	78,224
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	27,462
2007	21,595	53,499	75,094

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2006	$9,153	$83	—	$9,236
2007	26,413	1,966	—	28,379
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Five-Year Global Fixed Income Portfolio
2006	$54,715	—	$4,812	$59,527
2007	60,967	—	—	60,967
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	$2,647	—	28,470
2007	46,222	310	—	46,532
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
DFA California Short-Term Municipal Bond Portfolio
2006	—	—	—	—
2007	1,116	—	—	1,116

The T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007 and did not pay any distributions for the year ended November 30, 2007.

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$6,184	$19,494	$25,678
U.S. Targeted Value Portfolio	642	1,009	1,651
U.S. Small Cap Value Portfolio	10,316	50,484	60,800
U.S. Small Cap Portfolio	3,544	9,442	12,986
U.S. Micro Cap Portfolio	6,219	20,133	26,352
DFA Real Estate Securities Portfolio	—	7,430	7,430
Large Cap International Portfolio	1,718	909	2,627
International Small Company Portfolio	5,363	10,069	15,432
United Kingdom Small Company Portfolio	46	61	107
Continental Small Company Portfolio	200	428	628
DFA International Real Estate Securities Portfolio	407	—	407
DFA International Small Cap Value Portfolio	16,866	36,039	52,905
Emerging Markets Portfolio	4,513	8,976	13,489
Emerging Markets Small Cap Portfolio	2,025	6,793	8,818
Emerging Markets Core Equity Portfolio	1,413	364	1,777

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$16,418	—	$(43,516)	$(27,098)
Enhanced U.S. Large Company Portfolio	437	$17,593	—	18,030
U.S. Large Cap Value Portfolio	24,048	315,456	—	339,504
U.S. Targeted Value Portfolio	801	14,001	—	14,802
U.S. Small Cap Value Portfolio	9,049	747,955	—	757,004
U.S. Core Equity 1 Portfolio	365	—	(3,266)	(2,901)
U.S. Core Equity 2 Portfolio	518	—	(15,562)	(15,044)
U.S. Vector Equity Portfolio	3,134	—	(1,759)	1,375
T.A. U.S. Core Equity 2 Portfolio	176	—	(310)	(134)
U.S. Small Cap Portfolio	5,401	173,651	—	179,052
U.S. Micro Cap Portfolio	15,440	350,692	—	366,132
DFA Real Estate Securities Portfolio	6,039	197,632	—	203,671
Large Cap International Portfolio	1,808	28,914	—	30,722
International Core Equity Portfolio	9,660	17,053	—	26,713
International Small Company Portfolio	59,881	279,890	—	339,771
Japanese Small Company Portfolio	1,167	—	(45,815)	(44,648)
Asia Pacific Small Company Portfolio	1,464	—	(8,758)	(7,294)
United Kingdom Small Company Portfolio	346	1,310	—	1,656
Continental Small Company Portfolio	347	6,764	—	7,111
DFA International Real Estate Securities Portfolio	9,175	—	(46)	9,129
DFA International Small Cap Value Portfolio	127,551	533,420	—	660,971
Emerging Markets Portfolio	11,723	126,583	—	138,306
Emerging Markets Small Cap Portfolio	9,706	83,686	—	93,392
Emerging Markets Core Equity Portfolio	1,863	5,265	—	7,128
DFA One-Year Fixed Income Portfolio	605	—	(12,609)	(12,004)
DFA Two-Year Global Fixed Income Portfolio	284	296	—	580
DFA Five-Year Government Portfolio	13,206	—	(22,270)	(9,064)
DFA Five-Year Global Fixed Income Portfolio	48,470	—	(32,933)	15,537
DFA Intermediate Government Fixed Income Portfolio	14,525	35	—	14,560
DFA Inflation-Protected Securities Portfolio	1,298	—	—	1,298
DFA Short-Term Municipal Bond Portfolio	2,544	—	(17)	2,527
DFA California Short-Term Municipal Bond Portfolio	—	—	(4)	(4)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2008	2009	2010	2011	2012	2013	2014	2015	Total
U.S. Large Company Portfolio	—	—	—	$28,579	—	$5,485	$8,867	$585	$43,516
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	—	3,266	3,266
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	15,562	15,562
U.S. Vector Equity Portfolio	—	—	—	—	—	—	—	1,759	1,759
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	310	310
Japanese Small Company Portfolio	$632	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,003	45,815
Asia Pacific Small Company Portfolio	—	—	—	5,837	1,150	907	864	—	8,758

	2008	2009	2010	2011	2012	2013	2014	2015	Total
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	$46	$46
DFA One-Year Fixed Income Portfolio	—	—	—	—	$1,119	$4,660	—	6,830	12,609
DFA Five-Year Government Portfolio	—	—	—	—	884	6,795	$14,591	—	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	4,667	12,384	15,882	—	32,933
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	17	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	—	4	4

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$6,873
Asia Pacific Small Company Portfolio	4,971
DFA Two-Year Global Fixed Income Portfolio	216
DFA Five-Year Global Fixed Income Portfolio	375

For the year ended November 30, 2007, the Japanese Small Company Portfolio had capital loss carryforward expirations of $2,827 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,274	$4,205
International Core Equity Portfolio	448	274
International Small Company Portfolio	17,298	8,939
Japanese Small Company Portfolio	269	511
Asia Pacific Small Company Portfolio	782	384
United Kingdom Small Company Portfolio	394	61
Continental Small Company Portfolio	196	610
DFA International Real Estate Securities Portfolio	7,291	42
DFA International Small Cap Value Portfolio	28,901	53,595
Emerging Markets Portfolio	1,146	1,577
Emerging Markets Small Cap Portfolio	255	243

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,998,309	$851,710	$(222,042)	$629,668
Enhanced U.S. Large Company Portfolio	297,001	27,403	(35,000)	(7,597)
U.S. Large Cap Value Portfolio	6,714,929	1,203,827	(178,039)	1,025,788
U.S. Targeted Value Portfolio	1,029,489	105,071	(120,465)	(15,394)
U.S. Small Cap Value Portfolio	8,564,849	—	(353,487)	(353,487)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Core Equity 1 Portfolio	$1,726,913	$192,225	$(156,305)	$35,920
U.S. Core Equity 2 Portfolio	3,811,230	413,527	(437,637)	(24,110)
U.S. Vector Equity Portfolio	1,304,955	137,512	(165,642)	(28,130)
T.A. U.S. Core Equity 2 Portfolio	480,640	31,680	(27,816)	3,864
U.S. Small Cap Portfolio	2,769,547	194,262	(127,621)	66,641
U.S. Micro Cap Portfolio	4,150,448	273,486	(191,652)	81,834
DFA Real Estate Securities Portfolio	2,826,638	535,311	(76,200)	459,111
Large Cap International Portfolio	1,800,627	674,754	(73,805)	600,949
International Core Equity Portfolio	3,285,246	312,417	(246,695)	65,722
T.A. World ex U.S. Core Equity Portfolio	60,546	1,790	(331)	1,459
International Small Company Portfolio	4,598,944	1,431,248	(463,868)	967,380
Japanese Small Company Portfolio	301,689	54,826	(156,261)	(101,435)
Asia Pacific Small Company Portfolio	133,258	79,650	(65,349)	14,301
United Kingdom Small Company Portfolio	39,972	65,788	(59,254)	6,534
Continental Small Company Portfolio	158,219	96,433	(64,485)	31,948
DFA International Real Estate Securities Portfolio	718,510	6,402	(91,482)	(85,080)
DFA International Small Cap Value Portfolio	9,324,715	1,992,278	(984,147)	1,008,131
Emerging Markets Portfolio	1,535,659	1,585,172	(75,539)	1,509,633
Emerging Markets Small Cap Portfolio	984,678	373,820	(86,864)	286,956
Emerging Markets Core Equity Portfolio	1,741,725	597,617	(91,858)	505,759
DFA One-Year Fixed Income Portfolio	3,504,794	9,306	(10,825)	(1,519)
DFA Two-Year Global Fixed Income Portfolio	3,111,516	120,333	(13,227)	107,106
DFA Selectively Hedged Global Fixed Income Portfolio	201,783	579	(456)	123
DFA Five-Year Government Portfolio	1,209,064	—	(29,500)	(29,500)
DFA Five-Year Global Fixed Income Portfolio	3,402,525	162,837	(60,350)	102,487
DFA Intermediate Government Fixed Income Portfolio	1,311,360	47,343	(2,942)	44,401
DFA Inflation-Protected Securities Portfolio	340,136	19,702	(9,327)	10,375
DFA Short-Term Municipal Bond Portfolio	976,466	1,691	(1,025)	666
DFA California Short-Term Municipal Bond Portfolio	191,022	616	(168)	448

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$40,345	4,046	N/A	N/A
Shares Issued in Lieu of Cash Distributions	102	11	N/A	N/A
Shares Redeemed	(4,035)	(409)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$36,412	3,648	N/A	N/A
Institutional Class Shares
Shares Issued	$453,850	31,077	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	16,052	1,077	18,152	1,060
Shares Redeemed	(141,643)	(9,761)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$328,259	22,393	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, the DFA Selectively Hedged Global Fixed Income Portfolio and the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/23/08	63,926	Japanese Yen	$617	$607	$10

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/18/08	43,370	Australian Dollar	$40,364	$41,350	$(986)
06/18/08	253,608	Swedish Krona	42,042	42,220	(178)
06/18/08	212,568	Swiss Franc	201,421	203,983	(2,562)
06/18/08	91,124	Euro	141,076	141,640	(564)
06/18/08	30,758,883	Japanese Yen	292,841	292,078	763
06/23/08	36,185,980	Japanese Yen	349,371	343,707	5,664
06/30/08	32,546,696	Japanese Yen	313,283	309,259	4,024
			$1,380,398	$1,374,237	$6,161

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	3.49%	$512	6	—	$753
U.S. Core Equity 1 Portfolio	3.56%	5,176	7	$4	9,542
U.S. Core Equity 2 Portfolio	5.34%	6,437	7	7	13,919
U.S. Vector Equity Portfolio	4.69%	10,157	12	16	37,588
T.A. U.S. Core Equity 2 Portfolio	4.73%	1,162	11	2	4,146
DFA Real Estate Securities Portfolio	3.51%	19,294	6	11	24,998

At May 31, 2008, the DFA Real Estate Securities Portfolio had a loan outstanding in the amount of $21,303 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Core Equity 2 Portfolio	4.91%	$17,023	1	$2	$17,023
Large Cap International Portfolio	4.62%	1,847	2	—	2,558
International Small Company Portfolio	4.18%	951	1	—	951
DFA International Small Cap Value Portfolio	5.30%	1,135	2	—	1,135
Emerging Markets Core Equity Portfolio	3.56%	1,352	14	2	3,744

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2008.

J.  Securities Lending:

As of May 31, 2008, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

N.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	93%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	78%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	72%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	34%
U.S. Targeted Value Portfolio — Class R1 Shares	1	100%
U.S. Small Cap Value Portfolio — Institutional Class Shares	1	38%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	2	56%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	4	76%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	87%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	2	83%
U.S. Small Cap Portfolio — Institutional Class Shares	2	41%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	54%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	70%
Large Cap International Portfolio — Institutional Class Shares	2	70%
International Core Equity Portfolio — Institutional Class Shares	3	60%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	2	90%
International Small Company Portfolio — Institutional Class Shares	2	52%
Japanese Small Company Portfolio — Institutional Class Shares	3	58%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	79%
United Kingdom Small Company Portfolio — Institutional Class Shares	1	72%
Continental Small Company Portfolio — Institutional Class Shares	2	57%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	2	74%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
Emerging Markets Portfolio — Institutional Class Shares	1	38%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	48%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	63%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	79%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	90%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	73%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	70%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	81%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	1	74%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	80%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	4	91%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

Institutional Class Shares — Six Months Ended May 31, 2008
  Class R2 Shares — For the Period April 30, 2008 to May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio	Expenses Paid During Period
Actual Fund Return
Class R2 Shares**	$1,000.00	$1,000.00	0.74%	$0.65
Institutional Class Shares*	$1,000.00	$938.20	0.44%	$2.13
Hypothetical 5% Annual Return
Class R2 Shares**	$1,000.00	$1,021.30	0.74%	$3.74
Institutional Class Shares*	$1,000.00	$1,022.80	0.44%	$2.23

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

**  Class R2 Shares commenced operations April 30, 2008. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (32), then divided by the number of days in the year (366) to reflect the expenses paid during the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 183 day period for the six months ended May 31, 2008 to allow for comparability. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (287,571,545 Shares) at Value†	$6,122,398
Receivable for Fund Shares Sold	7,474
Prepaid Expenses and Other Assets	124
Total Assets	6,129,996
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	5,145
Fund Shares Redeemed	2,329
Due to Advisor	1,035
Accrued Expenses and Other Liabilities	265
Total Liabilities	8,774
NET ASSETS	$6,121,222
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,588 and shares outstanding of 358,656	$10.00
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $6,117,634 and shares outstanding of 262,607,235	$23.30
NUMBER OF SHARES AUTHORIZED	300,000,000
Investment at Cost	$4,957,632
NET ASSETS CONSIST OF:
Paid-In Capital	$4,646,480
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(3,060)
Accumulated Net Realized Gain (Loss)	313,036
Net Unrealized Appreciation (Depreciation)	1,164,766
NET ASSETS	$6,121,222

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)
  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$19,312
Expenses
Administrative Services Fees	5,916
Accounting & Transfer Agent Fees	48
Filing Fees	68
Shareholders' Reports	57
Directors'/Trustees' Fees & Expenses	23
Legal Fees	56
Audit Fees	6
Other	10
Total Expenses	6,184
Net Investment Income (Loss)	13,128
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	414,722
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,524)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(775,423)
Net Realized and Unrealized Gain (Loss)	(399,225)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(386,097)

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,128	$160,985
Capital Gain Distributions Received from Affiliated Investment Company	414,722	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(38,524)	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(775,423)	529,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(386,097)	799,131
Distributions From:
Net Investment Income:
Institutional Class Shares	(36,701)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	(106,397)	(65,358)
Total Distributions	(158,027)	(214,809)
Capital Share Transactions:
Shares Issued	966,000	2,157,333
Shares Issued in Lieu of Cash Distributions	146,171	192,509
Shares Redeemed	(708,894)	(1,128,154)
Net Increase (Decrease) from Capital Share Transactions	403,277	1,221,688
Total Increase (Decrease) in Net Assets	(140,847)	1,806,010
Net Assets
Beginning of Period	6,262,069	4,456,059
End of Period	$6,121,222	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(3,060)	$20,513

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout the period)

Class R2 Shares

	For the Period April 30, 2008(a) to May 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)
Net Gains (Losses) (Realized and Unrealized)	—
Total from Investment Operations	—
Less Distributions
Net Investment Income	—
Net Realized Gains	—
Total Distributions	—
Net Asset Value, End of Period	$10.00
Total Return	0	%(C)
Net Assets, End of Period (thousands)	$3,588
Ratio of Expenses to Average Net Assets (D)	0.74	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	(0.51	)%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	(1.62)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	(1.57)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.15)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(0.64)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$23.30	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	(6.18	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$6,117,634	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.44	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 70% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 Shares and Class R2 Shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R2 shares commenced operations on April 30, 2008. As of May 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$6,122,398	—	—	$6,122,398

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $124 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until April 1, 2009 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$10,950	$(6,391)	$(4,559)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$6,625	$4,325	$10,950

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$20,631	$106,309	$126,940

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,046,627	$1,164,766	$(88,995)	$1,075,771

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008*		Year Ended November 30, 2007
	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$3,692	369	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A
Shares Redeemed	(103)	(10)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$3,589	359	N/A	N/A
Institutional Class Shares
Shares Issued	$962,308	41,950	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	146,172	6,224	192,509	7,988
Shares Redeemed	(708,792)	(31,020)	(1,128,154)	(45,424)
Net Increase (Decrease)—Institutional Class Shares	$399,688	17,154	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

J.  Other:

At May 31, 2008, one shareholder held approximately 100% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 46% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2008

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$955.60	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$953.00	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.08%	$0.40

The U.S. Large Cap Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$985.60	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$976.50	0.05%	$0.25
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$953.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothtical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$962.50	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.13%	$0.66
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$968.90	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$910.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$985.30	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,010.90	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.19%	$0.96
The Emerging Markets Series
Actual Fund Return	$1,000.00	$980.60	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.18%	$0.91
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$921.30	0.30%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.30%	$1.52

The DFA One-Year Fixed Income Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,016.80	0.06%	$0.30
Hypothetical 5% Annual Return	$1,000.00	$1,024.70	0.06%	$0.30
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,017.70	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.5%	10.5%	14.3%	14.7%	11.4%	11.8%	16.7%
The U.S. Large Cap Value Series	16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%
The U.S. Small Cap Value Series	18.3%	3.6%	11.5%	21.3%	4.7%	17.3%	16.4%
The U.S. Small Cap Series	14.4%	4.2%	8.1%	12.6%	14.1%	18.5%	18.9%
The U.S. Micro Cap Series	13.6%	4.1%	5.8%	14.9%	15.3%	17.8%	21.2%
The DFA International Value Series	12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%
The Japanese Small Company Series	21.0%	9.6%	1.5%	10.8%	4.4%	27.8%	12.4%
The Asia Pacific Small Company Series	17.7%	4.9%	11.8%	12.1%	5.4%	18.1%	4.6%
The United Kingdom Small Company Series	17.2%	3.9%	8.5%	13.7%	2.9%	35.3%	11.8%
The Continental Small Company Series	15.9%	7.5%	4.5%	15.3%	7.5%	28.4%	8.9%
The Canadian Small Company Series	9.5%	3.3%	24.8%	6.2%	5.3%	7.3%	6.9%
The Emerging Markets Series	5.2%	7.8%	9.8%	19.8%	3.1%	8.8%	10.2%
The Emerging Small Cap Series	17.3%	13.3%	1.8%	12.0%	3.8%	17.6%	9.0%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.7%	1.2%	3.5%	3.7%	—	100.0%
The U.S. Large Cap Value Series	3.4%	—	6.5%	—	—	100.0%
The U.S. Small Cap Value Series	5.9%	—	0.3%	0.7%	—	100.0%
The U.S. Small Cap Series	5.0%	—	1.0%	3.2%	—	100.0%
The U.S. Micro Cap Series	4.2%	—	1.3%	1.8%	—	100.0%
The DFA International Value Series	12.0%	—	7.4%	3.2%	—	100.0%
The Japanese Small Company Series	11.8%	—	—	0.7%	—	100.0%
The Asia Pacific Small Company Series	20.6%	0.5%	1.6%	2.6%	0.1%	100.0%
The United Kingdom Small Company Series	3.4%	1.8%	0.9%	0.6%	—	100.0%
The Continental Small Company Series	8.3%	0.1%	0.8%	2.8%	—	100.0%
The Canadian Small Company Series	35.3%	—	—	1.4%	—	100.0%
The Emerging Markets Series	19.2%	—	12.0%	4.0%	0.1%	100.0%
The Emerging Small Cap Series	20.3%	—	1.1%	3.6%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	39.8%	20.8%	24.0%	10.9%	4.5%	100.0%
The DFA One-Year Fixed Income Series	29.2%	16.1%	51.8%	2.9%	—	100.0%
The DFA Two-Year Global Fixed Income Series	25.3%	5.1%	57.5%	9.7%	2.4%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
Comcast Corp. Class A	1,132,895	$25,490,138	0.5%
Disney (Walt) Co.	708,475	23,804,760	0.5%
McDonald's Corp.	433,302	25,703,475	0.6%
Time Warner, Inc.	1,345,582	21,367,842	0.5%
Other Securities		303,116,776	6.4%
Total Consumer Discretionary		399,482,991	8.5%
Consumer Staples — (9.6%)
Coca-Cola Co.	751,986	43,058,718	0.9%
CVS Caremark Corp.	538,740	23,052,685	0.5%
PepsiCo, Inc.	602,668	41,162,224	0.9%
* Philip Morris International, Inc.	793,242	41,772,124	0.9%
Procter & Gamble Co.	1,157,901	76,479,361	1.6%
# Wal-Mart Stores, Inc.	889,011	51,331,495	1.1%
Other Securities		206,802,616	4.4%
Total Consumer Staples		483,659,223	10.3%
Energy — (13.0%)
Chevron Corp.	781,345	77,470,357	1.6%
ConocoPhillips	587,512	54,697,367	1.2%
Devon Energy Corp.	167,199	19,385,052	0.4%
# Exxon Mobil Corp.	2,012,934	178,668,022	3.8%
Occidental Petroleum Corp.	309,488	28,451,232	0.6%
Schlumberger, Ltd.	450,634	45,572,616	1.0%
Other Securities		253,674,583	5.3%
Total Energy		657,919,229	13.9%
Financials — (13.4%)
# American Express Co.	434,974	20,161,045	0.4%
American International Group, Inc.	1,013,369	36,481,284	0.8%
Bank of America Corp.	1,671,378	56,843,566	1.2%
Citigroup, Inc.	1,958,865	42,879,555	0.9%
JPMorgan Chase & Co.	1,277,939	54,951,377	1.2%
The Goldman Sachs Group, Inc.	148,659	26,224,934	0.6%
# U.S. Bancorp	650,811	21,600,417	0.5%
Wells Fargo & Co.	1,240,415	34,198,242	0.7%
Other Securities		382,533,246	8.0%
Total Financials		675,873,666	14.3%
Health Care — (10.4%)
# Abbott Laboratories	581,578	32,771,920	0.7%
* Gilead Sciences, Inc.	349,484	19,333,455	0.4%
# Johnson & Johnson	1,065,759	71,128,756	1.5%
Medtronic, Inc.	422,535	21,409,848	0.5%
Merck & Co., Inc.	814,685	31,740,128	0.7%
Pfizer, Inc.	2,543,806	49,248,084	1.0%
Wyeth	503,407	22,386,509	0.5%
Other Securities		275,858,369	5.8%
Total Health Care		523,877,069	11.1%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
3M Co.	266,255	$20,650,738	0.4%
# Boeing Co.	287,765	23,818,309	0.5%
# Caterpillar, Inc.	234,771	19,401,475	0.4%
General Electric Co.	3,757,085	115,417,651	2.4%
United Parcel Service, Inc.	389,175	27,639,209	0.6%
United Technologies Corp.	369,292	26,234,504	0.6%
Other Securities		306,117,747	6.5%
Total Industrials		539,279,633	11.4%
Information Technology — (15.0%)
#* Apple, Inc.	330,673	62,414,529	1.3%
#* Cisco Sytems, Inc.	2,242,810	59,927,883	1.3%
#* Google, Inc.	87,251	51,111,636	1.1%
Hewlett-Packard Co.	927,562	43,651,068	0.9%
Intel Corp.	2,177,721	50,479,573	1.1%
# International Business Machines Corp.	520,851	67,413,745	1.4%
Microsoft Corp.	3,011,487	85,285,312	1.8%
#* Oracle Corp.	1,488,124	33,988,752	0.7%
# QUALCOMM, Inc.	606,619	29,445,286	0.6%
Other Securities		273,153,672	5.8%
Total Information Technology		756,871,456	16.0%
Materials — (3.4%)
Monsanto Co.	206,179	26,267,205	0.6%
Other Securities		144,019,925	3.0%
Total Materials		170,287,130	3.6%
Real Estate Investment Trusts — (1.1%)
Total Real Estate Investment Trusts		55,531,707	1.2%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,270,928	90,610,027	1.9%
Verizon Communications, Inc.	1,080,190	41,554,909	0.9%
Other Securities		27,669,549	0.6%
Total Telecommunication Services		159,834,485	3.4%
Utilities — (3.3%)
# Exelon Corp.	248,781	21,892,728	0.5%
Other Securities		147,410,943	3.1%
Total Utilities		169,303,671	3.6%
TOTAL COMMON STOCKS		4,591,920,260	97.3%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	$106,082,000	2.2%
SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921	6.6%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524	0.9%
TOTAL SECURITIES LENDING COLLATERAL		351,868,445	7.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,880,265,093)		$5,049,870,705	107.0%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia 6.250%, 03/30/09	5,000	$4,708,948
AUSTRIA — (2.1%)
BONDS — (2.1%)
PFandBriefstelle der Oesterriechischen Landes- Hypothekenbanken (f) 3.000%, 01/19/09	6,200	5,950,953
GERMANY — (12.7%)
BONDS — (12.7%)
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	3,700	3,549,760
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	10,712,887
L-Bank Landeskreditbank Baden- Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	10,873,991
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	1,200,000	11,351,144
TOTAL — GERMANY		36,487,782
NETHERLANDS — (3.6%)
BONDS — (3.6%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	10,500,402
SPAIN — (3.3%)
BONDS — (3.3%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	1,000,000	9,455,397
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
BONDS — (4.5%)
Inter-American Development Bank (j) 1.900%, 07/08/09	1,100,000	10,534,905
World Bank (International Bank for Reconstruction & Development) (t) 5.450%, 08/18/08	2,440	2,318,110
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		12,853,015
SWEDEN — (1.1%)
BONDS — (1.1%)
Kommuninvest 5.050%, 10/28/08	1,000	943,690
(t) 5.000%, 11/25/08	2,300	2,167,571
TOTAL — SWEDEN		3,111,261

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (0.9%)
BONDS — (0.9%)
BP Capital Markets P.L.C. (g) 4.875%, 03/15/10	2,500	$2,549,805
UNITED STATES — (70.2%)
AGENCY OBLIGATIONS — (20.7%)
Federal Farm Credit Bank 2.750%, 05/04/10	7,600	7,544,657
Federal Home Loan Bank 4.375%, 03/17/10	6,600	6,745,385
2.375%, 04/30/10	14,400	14,193,518
4.875%, 05/14/10	5,800	5,986,476
Federal Home Loan Mortgage Corporation Discount Notes 2.050%, 07/21/08	17,000	16,950,938
Federal National Mortgage Association 2.375%, 05/20/10	8,500	8,377,693
TOTAL AGENCY OBLIGATIONS		59,798,667
BONDS — (21.1%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	8,895,330
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	9,461,383
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	6,500	6,422,176
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	7,000	6,977,852
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	3,400	3,408,160
John Deere Capital Corp. Floating Rate Note (r) 3.530%, 02/26/10	7,000	6,995,079
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	8,300	8,278,213
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	2,500	2,493,640
Wal-Mart Stores, Inc. 6.875%, 08/10/09	7,500	7,820,033
TOTAL BONDS		60,751,866

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (27.7%)
Allianz Finance Corp. 2.380%, 06/03/08	6,600	$6,598,328
AT&T, Inc. 2.100%, 06/27/08	7,400	7,386,451
BASF AG 2.300%, 06/25/08	3,000	2,994,954
Cafco LLC 2.550%, 06/06/08	3,500	3,498,169
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	6,900	6,869,546
Ciesco L.P. 2.680%, 06/02/08	7,600	7,598,296
Cornell University 2.600%, 06/02/08	4,300	4,300,000
2.500%, 06/19/08	3,000	2,996,250
CRC Funding LLC 2.630%, 06/02/08	7,600	7,598,296
Eksportfinans 2.290%, 07/07/08	7,400	7,381,339
Electricite de France 2.250%, 07/21/08	7,500	7,473,155
New Center Asset Trust 2.650%, 06/10/08	8,000	7,993,425
Stanley Works 2.100%, 06/18/08	7,000	6,991,318
TOTAL COMMERCIAL PAPER		79,679,527
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,978,088	1,978,088
TOTAL INVESTMENTS — (100.0%) (Cost $276,836,182)		$287,825,711

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.0%)
Consumer Discretionary — (15.4%)
# American Axle & Manufacturing Holdings, Inc.	1,968,362	$36,591,850	0.5%
American Greetings Corp. Class A	1,809,500	33,765,270	0.4%
# ArvinMeritor, Inc.	3,097,062	46,363,018	0.6%
*# Big Lots, Inc.	1,116,939	34,692,125	0.4%
# Bob Evans Farms, Inc.	1,381,208	40,206,965	0.5%
# Penske Automotive Group, Inc.	2,863,983	59,828,605	0.7%
* Scholastic Corp.	1,773,991	55,171,120	0.7%
Other Securities		1,183,287,836	14.3%
Total Consumer Discretionary		1,489,906,789	18.1%
Consumer Staples — (3.0%)
# Chiquita Brands International, Inc.	1,537,940	37,433,460	0.5%
* Hain Celestial Group, Inc.	1,402,074	40,337,669	0.5%
# Universal Corp.	830,759	41,213,954	0.5%
Other Securities		173,412,385	2.1%
Total Consumer Staples		292,397,468	3.6%
Energy — (9.5%)
* Comstock Resources, Inc.	986,367	56,568,147	0.7%
*# Encore Acquisition Co.	1,668,924	111,467,434	1.4%
* Exterran Holdings, Inc.	2,039,425	149,938,526	1.8%
* Mariner Energy, Inc.	1,182,092	38,654,408	0.5%
* Stone Energy Corp.	912,596	61,673,238	0.8%
* Swift Energy Corp.	1,253,094	72,228,338	0.9%
* Whiting Petroleum Corp.	1,253,035	117,196,364	1.4%
Other Securities		308,106,648	3.7%
Total Energy		915,833,103	11.2%
Financials — (17.9%)
Delphi Financial Group, Inc. Class A	1,353,394	39,099,553	0.5%
First Niagara Financial Group, Inc.	3,288,463	46,597,521	0.6%
Harleysville Group, Inc.	1,104,553	43,088,613	0.5%
# NewAlliance Bancshares, Inc.	2,767,654	37,086,564	0.5%
# Prosperity Bancshares, Inc.	1,095,070	34,976,536	0.4%
Provident Financial Services, Inc.	2,524,606	39,712,052	0.5%
Selective Insurance Group, Inc.	1,945,426	42,565,921	0.5%
# Susquehanna Bancshares, Inc.	2,025,930	38,999,153	0.5%
United Fire & Casualty Co.	1,086,348	39,206,299	0.5%
Other Securities		1,371,214,591	16.6%
Total Financials		1,732,546,803	21.1%
Health Care — (4.0%)
# Alpharma, Inc. Class A	1,486,200	37,437,378	0.5%
* Kindred Healthcare, Inc.	1,758,075	48,505,289	0.6%
Other Securities		299,660,469	3.6%
Total Health Care		385,603,136	4.7%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (14.1%)
Applied Industrial Technologies, Inc.	1,506,750	$41,450,693	0.5%
# Arkansas Best Corp.	897,990	33,369,308	0.4%
* EnerSys	1,393,240	43,483,020	0.5%
* Esterline Technologies Corp.	1,050,323	65,046,503	0.8%
IKON Office Solutions, Inc.	3,449,107	41,699,704	0.5%
*# PHH Corp.	1,858,710	34,999,509	0.4%
*# Quanta Services, Inc.	1,946,548	62,367,398	0.8%
# Regal-Beloit Corp.	992,313	46,142,555	0.6%
# Trinity Industries, Inc.	1,589,125	64,915,756	0.8%
* United Rentals, Inc.	1,607,301	33,094,328	0.4%
# Werner Enterprises, Inc.	3,053,601	57,835,203	0.7%
Other Securities		835,799,640	10.2%
Total Industrials		1,360,203,617	16.6%
Information Technology — (13.8%)
* Benchmark Electronics, Inc.	2,360,988	41,954,757	0.5%
* Coherent, Inc.	1,114,220	33,727,439	0.4%
* Entegris, Inc.	5,110,889	39,302,736	0.5%
Imation Corp.	1,429,505	37,395,851	0.5%
*# L-1 Identity Solutions, Inc.	2,821,869	44,585,530	0.6%
* MKS Instruments, Inc.	2,122,573	50,007,820	0.6%
* MPS Group, Inc.	3,687,992	42,338,148	0.5%
* Skyworks Solutions, Inc.	6,034,870	62,340,207	0.8%
Other Securities		980,918,734	11.8%
Total Information Technology		1,332,571,222	16.2%
Materials — (5.5%)
# Minerals Technologies, Inc.	696,999	48,518,100	0.6%
Rock-Tenn Co. Class A	1,100,802	39,287,623	0.5%
Terra Industries, Inc.	1,657,842	72,331,646	0.9%
Other Securities		369,097,723	4.4%
Total Materials		529,235,092	6.4%
Other — (0.0%)
Total Other		17,013	0.0%
Telecommunication Services — (0.2%)
Total Telecommunication Services		23,281,152	0.3%
Utilities — (0.6%)
Total Utilities		58,333,758	0.7%
TOTAL COMMON STOCKS		8,119,929,153	98.9%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		2,522,401	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		93,296	0.0%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $105,235,000 FNMA 5.11%(r), 01/01/36 & FNMA 5.15%(r), 09/01/37 valued at $79,454,626) to be repurchased at $78,288,655	$78,276	$78,276,000	1.0%
SECURITIES LENDING COLLATERAL — (15.2%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,899,048,413 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 07/01/13 to 05/01/47, valued at $1,345,862,210) to be repurchased at $1,306,918,227	1,306,662	1,306,662,339	15.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $251,288,849 FNMA, rates ranging from 4.209%(r) to 7.500%, maturities ranging from 09/01/18 to 03/01/38, valued at $170,489,855) to be repurchased at $165,553,724	165,523	165,522,551	2.0%
TOTAL SECURITIES LENDING COLLATERAL		1,472,184,890	17.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,335,302,044)		$9,673,005,740	117.8%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.1%)
Consumer Discretionary — (11.5%)
* Deckers Outdoor Corp.	37,600	$5,140,672	0.2%
*# Netflix, Inc.	204,982	6,223,254	0.2%
Tupperware Corp.	138,600	5,308,380	0.2%
* Warnaco Group, Inc.	140,517	6,771,514	0.2%
* WMS Industries, Inc.	150,494	5,574,298	0.2%
Other Securities		417,058,712	13.4%
Total Consumer Discretionary		446,076,830	14.4%
Consumer Staples — (3.4%)
*# Central European Distribution Corp.	99,339	7,088,831	0.2%
Flowers Foods, Inc.	249,505	7,018,576	0.2%
Other Securities		115,169,582	3.8%
Total Consumer Staples		129,276,989	4.2%
Energy — (6.1%)
Atlas America, Inc.	92,529	6,350,265	0.2%
Berry Petroleum Corp. Class A	124,200	6,706,800	0.2%
*# Carrizo Oil & Gas, Inc.	90,096	6,032,828	0.2%
* Comstock Resources, Inc.	118,200	6,778,770	0.2%
* Dril-Quip, Inc.	122,100	7,123,314	0.2%
* Encore Acquisition Co.	111,540	7,449,757	0.3%
* Mariner Energy, Inc.	199,000	6,507,300	0.2%
Penn Virginia Corp.	114,100	7,190,582	0.2%
* Swift Energy Corp.	83,700	4,824,468	0.2%
* W-H Energy Services, Inc.	59,000	5,046,270	0.2%
Other Securities		172,949,042	5.6%
Total Energy		236,959,396	7.7%
Financials — (10.1%)
* ProAssurance Corp.	95,850	4,910,395	0.2%
UMB Financial Corp.	127,501	6,651,727	0.2%
Other Securities		379,645,211	12.3%
Total Financials		391,207,333	12.7%
Health Care — (11.1%)
* Applera Corp. - Celera Group	428,611	5,520,510	0.2%
*# Myriad Genetics, Inc.	141,645	6,858,451	0.2%
Owens & Minor, Inc.	124,900	5,930,252	0.2%
Steris Corp.	175,100	5,296,775	0.2%
*# United Therapeutics Corp.	69,758	6,662,587	0.2%
Other Securities		397,720,024	12.9%
Total Health Care		427,988,599	13.9%
Industrials — (14.6%)
Actuant Corp.	156,556	5,715,860	0.2%
# Barnes Group, Inc.	154,669	4,940,128	0.2%
# Belden, Inc.	136,500	5,717,985	0.2%
Clarcor, Inc.	146,600	6,365,372	0.2%
Curtiss-Wright Corp.	121,900	6,279,069	0.2%
* EMCOR Group, Inc.	184,900	5,426,815	0.2%
*# Energy Conversion Devices, Inc.	115,260	7,316,705	0.2%
*# Graftech International, Ltd.	289,900	7,653,360	0.3%
* Hexcel Corp.	258,613	6,842,900	0.2%
Nordson Corp.	96,650	6,944,303	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Rollins, Inc.	306,575	$4,877,608	0.2%
* Teledyne Technologies, Inc.	100,500	5,595,840	0.2%
# Valmont Industries, Inc.	51,250	5,885,550	0.2%
Wabtec Corp.	133,700	6,226,409	0.2%
Woodward Governor Co.	201,914	8,131,077	0.3%
Other Securities		471,079,129	15.1%
Total Industrials		564,998,110	18.3%
Information Technology — (14.7%)
Adtran, Inc.	220,532	5,489,041	0.2%
*# Atheros Communications	156,996	5,246,806	0.2%
* CNET Networks, Inc.	553,785	6,340,838	0.2%
*# Lawson Software, Inc.	562,760	4,907,267	0.2%
*# Microsemi Corp.	202,902	5,559,515	0.2%
*# PMC-Sierra, Inc.	623,954	5,309,849	0.2%
* Quest Software, Inc.	311,330	5,295,723	0.2%
* Skyworks Solutions, Inc.	489,193	5,053,364	0.2%
* Take-Two Interactive Software, Inc.	219,901	5,952,720	0.2%
Other Securities		520,995,704	16.7%
Total Information Technology		570,150,827	18.5%
Materials — (4.3%)
Compass Minerals International, Inc.	93,100	6,796,300	0.2%
Silgan Holdings, Inc.	97,469	5,578,151	0.2%
Other Securities		152,224,871	4.9%
Total Materials		164,599,322	5.3%
Other — (0.0%)
Total Other		1,340	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		29,800,021	1.0%
Utilities — (2.5%)
Total Utilities		96,888,155	3.1%
TOTAL COMMON STOCKS		3,057,946,922	99.1%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		1,386,168	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		6,588	0.0%

THE U.S. SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $20,570,000 FNMA 6.50%, 08/01/37, valued at $18,860,072) to be repurchased at $18,582,004	$18,579	$18,579,000	0.6%
SECURITIES LENDING COLLATERAL — (20.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $974,257,439 FNMA, rates ranging from 3.500 to 8.000%, maturities ranging from 09/01/17 to 05/01/38, valued at $722,907,624) to be repurchased at $701,989,508	701,852	701,852,062	22.7%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $116,776,750 FNMA, rates ranging from 5.500% to 7.000%, maturities ranging from 10/01/27 to 02/01/48, valued at $91,148,246) to be repurchased at $88,508,827	88,492	88,492,161	2.9%
TOTAL SECURITIES LENDING COLLATERAL		790,344,223	25.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,869,161,947)		$3,868,262,901	125.4%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (11.2%)
*# Coinstar, Inc.	260,062	$9,908,362	0.2%
*# TiVo, Inc.	939,095	7,897,789	0.2%
Other Securities		566,453,096	13.4%
Total Consumer Discretionary		584,259,247	13.8%
Consumer Staples — (3.3%)
# Chiquita Brands International, Inc.	414,500	10,088,930	0.3%
* Darling International, Inc.	644,425	10,381,687	0.3%
*# Green Mountain Coffee, Inc.	229,200	9,892,272	0.2%
# Sanderson Farms, Inc.	197,109	9,841,652	0.2%
Other Securities		133,713,139	3.1%
Total Consumer Staples		173,917,680	4.1%
Energy — (4.5%)
* Clayton Williams Energy, Inc.	111,180	10,480,939	0.3%
*# Goodrich Petroleum Corp.	223,100	9,504,060	0.2%
Lufkin Industries, Inc.	106,979	8,534,785	0.2%
*# McMoran Exploration Co.	265,100	8,461,992	0.2%
* NATCO Group, Inc. Class A	170,198	8,045,259	0.2%
* PetroQuest Energy, Inc.	458,562	10,157,148	0.2%
Other Securities		180,476,386	4.3%
Total Energy		235,660,569	5.6%
Financials — (12.2%)
# First Charter Corp.	330,970	10,187,257	0.3%
NBT Bancorp, Inc.	335,433	8,224,817	0.2%
* Stifel Financial Corp.	137,583	7,854,613	0.2%
* World Acceptance Corp.	177,000	7,826,940	0.2%
Other Securities		604,255,237	14.2%
Total Financials		638,348,864	15.1%
Health Care — (12.4%)
* Amsurg Corp.	297,081	8,104,370	0.2%
Analogic Corp.	128,346	8,601,749	0.2%
* eResearch Technology, Inc.	532,178	8,509,526	0.2%
* Incyte Corp.	823,007	7,991,398	0.2%
*# SurModics, Inc.	180,264	8,083,038	0.2%
* TriZetto Group, Inc.	416,255	8,936,995	0.2%
* Wright Medical Group, Inc.	307,377	9,126,023	0.2%
Other Securities		587,113,725	13.9%
Total Health Care		646,466,824	15.3%
Industrials — (14.1%)
*# American Superconductor Corp.	343,974	12,135,403	0.3%
Ameron International Corp.	84,595	9,700,509	0.2%
*# Astec Industries, Inc.	198,740	7,732,973	0.2%
# Badger Meter, Inc.	249,540	12,264,891	0.3%
* EnPro Industries, Inc.	197,900	7,935,790	0.2%
* II-VI, Inc.	217,882	8,521,365	0.2%
* Layne Christensen Co.	159,000	8,129,670	0.2%
Raven Industries, Inc.	349,469	13,192,455	0.3%
* Superior Essex, Inc.	199,863	8,694,041	0.2%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Titan International, Inc.	260,689	$10,305,036	0.3%
Other Securities		633,893,534	14.9%
Total Industrials		732,505,667	17.3%
Information Technology — (16.9%)
* Ansoft Corp.	234,300	8,547,264	0.2%
* Ariba, Inc.	645,220	9,575,065	0.2%
*# Bankrate, Inc.	179,072	9,043,136	0.2%
*# Cabot Microelectronics Corp.	234,301	8,692,567	0.2%
Cognex Corp.	285,198	7,945,616	0.2%
* Cybersource Corp.	466,945	9,063,402	0.2%
* Littlefuse, Inc.	204,498	7,727,979	0.2%
# Maximus, Inc.	212,800	7,824,656	0.2%
* Power Integrations, Inc.	260,001	8,483,833	0.2%
* Sykes Enterprises, Inc.	403,892	8,364,603	0.2%
* Triquint Semiconductor, Inc.	1,347,578	8,974,869	0.2%
* Ultimate Software Group, Inc.	243,491	9,211,265	0.2%
Other Securities		776,936,165	18.4%
Total Information Technology		880,390,420	20.8%
Materials — (3.7%)
# AMCOL International Corp.	281,330	8,681,844	0.2%
Arch Chemicals, Inc.	231,263	8,794,932	0.2%
Royal Gold, Inc.	253,781	7,801,228	0.2%
Other Securities		166,990,069	3.9%
Total Materials		192,268,073	4.5%
Other — (0.0%)
Total Other		8,938	0.0%
Telecommunication Services — (0.9%)
* Premiere Global Services, Inc.	690,525	10,461,454	0.3%
Other Securities		38,127,947	0.9%
Total Telecommunication Services		48,589,401	1.2%
Utilities — (1.4%)
Laclede Group, Inc.	211,400	8,456,000	0.2%
Other Securities		65,426,759	1.5%
Total Utilities		73,882,759	1.7%
TOTAL COMMON STOCKS		4,206,298,247	99.4%
PREFERRED STOCKS — (0.1%)
Health Care — (0.1%)
Total Health Care		4,440,296	0.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		74	0.0%
TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,417,350	11,417,350	0.3%

THE U.S. MICRO CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,165,055,969 FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 08/01/11 to 05/01/38, valued at $910,637,511) to be repurchased at $884,287,227	$884,114	$884,114,088	20.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $186,141,165 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/18 to 05/01/38 , valued at $115,755,002) to be repurchased at $112,402,691	112,382	112,381,526	2.7%
TOTAL SECURITIES LENDING COLLATERAL		996,495,614	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $5,350,658,201)		$5,218,651,776	123.4%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.8%)
Consumer Discretionary — (16.7%)
Kanto Auto Works, Ltd.	243,500	$3,325,749	0.2%
Kayaba Industry Co., Ltd.	745,000	3,450,781	0.2%
# Matsuya Co., Ltd.	184,600	4,121,891	0.3%
Nissan Shatai Co., Ltd.	524,300	3,777,679	0.3%
# Parco Co., Ltd.	278,300	3,715,858	0.3%
Sumitomo Forestry Co., Ltd.	452,966	3,704,495	0.3%
# Tokyo Style Co., Ltd.	345,700	3,416,166	0.2%
Other Securities		296,332,808	20.1%
Total Consumer Discretionary		321,845,427	21.9%
Consumer Staples — (7.1%)
Heiwado Co., Ltd.	204,100	3,423,609	0.2%
# Itoham Foods, Inc.	711,800	3,600,175	0.2%
Other Securities		129,358,770	8.9%
Total Consumer Staples		136,382,554	9.3%
Energy — (1.1%)
# Modec, Inc.	127,400	4,751,758	0.3%
Other Securities		16,830,590	1.2%
Total Energy		21,582,348	1.5%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,193,900	3,705,671	0.3%
Okasan Holdings, Inc.	562,000	3,393,213	0.2%
Shikoku Bank, Ltd.	762,000	3,492,345	0.2%
# The Bank of Iwate, Ltd.	65,000	4,163,448	0.3%
The Oita Bank, Ltd.	504,900	3,426,155	0.2%
Toho Bank, Ltd.	780,200	3,472,491	0.2%
Urban Corp.	632,800	3,479,949	0.2%
Yamagata Bank, Ltd.	600,500	3,601,249	0.2%
Other Securities		123,798,906	8.6%
Total Financials		152,533,427	10.4%
Health Care — (3.5%)
# Kissei Pharmaceutical Co., Ltd.	191,500	4,295,177	0.3%
Miraca Holdings, Inc.	152,400	3,759,185	0.3%
Mochida Pharmaceutical Co., Ltd.	419,900	4,582,347	0.3%
Nipro Corp.	206,100	3,611,601	0.2%
Rohto Pharmaceutical Co., Ltd.	389,600	4,664,477	0.3%
Other Securities		46,431,638	3.2%
Total Health Care		67,344,425	4.6%
Industrials — (21.2%)
# Asahi Pretec Corp.	123,650	3,790,814	0.3%
# Chudenko Corp.	214,900	3,726,045	0.3%
Daiseki Co., Ltd.	151,263	4,563,165	0.3%
# Fukuyama Transporting Co., Ltd.	936,400	3,472,298	0.2%
# GS Yuasa Corp.	1,282,000	4,842,223	0.3%
# Hanwa Co., Ltd.	745,000	4,735,490	0.3%
Hitachi Transport System, Ltd.	349,600	4,352,616	0.3%
Kyowa Exeo Corp.	354,000	3,489,558	0.2%
# Meitec Corp.	135,600	4,012,362	0.3%
# Miura Co., Ltd.	145,200	3,597,430	0.3%
Nissha Printing Co., Ltd.	105,700	5,457,881	0.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Okumura Corp.	770,400	$3,344,589	0.2%
Toyo Engineering Corp.	645,400	3,768,317	0.3%
# Tsubakimoto Chain Co.	594,700	4,008,731	0.3%
Other Securities		349,581,569	23.6%
Total Industrials		406,743,088	27.6%
Information Technology — (9.2%)
# Capcom Co., Ltd.	114,200	3,793,570	0.3%
Hitachi Software Engineering Co., Ltd.	190,300	4,677,741	0.3%
# Hosiden Corp.	249,600	5,371,665	0.4%
*# IT Holdings Corp.	300,901	5,879,872	0.4%
# Koei Co., Ltd.	238,700	3,487,947	0.2%
Other Securities		152,815,057	10.3%
Total Information Technology		176,025,852	11.9%
Materials — (8.6%)
# Daio Paper Corp.	435,500	3,602,592	0.3%
Kureha Corp.	644,500	3,775,622	0.3%
Nifco, Inc.	167,100	3,929,097	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,641,363	0.3%
Nippon Denko Co., Ltd.	382,000	4,601,520	0.3%
# Sanyo Special Steel Co., Ltd.	568,300	3,804,362	0.3%
Toagosei Co., Ltd.	921,000	3,513,650	0.2%
Yodogawa Steel Works, Ltd.	641,500	3,517,091	0.2%
Other Securities		135,048,641	9.0%
Total Materials		165,433,938	11.2%
Utilities — (0.5%)
Total Utilities		9,335,494	0.6%
TOTAL COMMON STOCKS		1,457,226,553	99.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $810,000 FNMA 4.50%, 10/01/35, valued at $647,095) to be repurchased at $637,103	$637	637,000	0.0%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $301,170,000 FHLMC 6.000%, 09/12/17 & FNMA 4.090%, 05/07/13 & 5.300%, 11/27/17, valued at $306,000,140) to be repurchased at $300,057,500	300,000	300,000,000	20.4%
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $64,543,084 FNMA 5.500%, 01/01/36 & 6.000%, 03/01/37, valued at $51,000,001) to be repurchased at $50,009,583	50,000	50,000,000	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $218,428,193 FNMA, rates ranging from 4.000% to 7.500%, maturities ranging from 06/01/18 to 05/01/38, valued at $117,289,883) to be repurchased at $115,012,600	114,990	114,990,081	7.8%
TOTAL SECURITIES LENDING COLLATERAL		464,990,081	31.6%
TOTAL INVESTMENTS — (100.0%) (Cost $2,071,851,713)		$1,922,853,634	130.6%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (47.6%)
COMMON STOCKS — (47.5%)
# ABB Grain, Ltd.	773,931	$7,833,003	0.7%
Adelaide Brighton, Ltd.	1,665,138	5,816,982	0.5%
Ansell, Ltd.	722,409	7,602,184	0.7%
# APA Group	1,802,626	4,965,887	0.5%
* Aquila Resources, Ltd.	675,796	10,515,139	1.0%
#* Arrow Energy NL	2,791,043	9,043,466	0.8%
#* Austar United Communications, Ltd.	4,263,702	5,510,441	0.5%
# Australian Infrastructure Fund	2,125,826	5,248,426	0.5%
* Australian Worldwide Exploration, Ltd.	2,316,376	9,510,043	0.9%
# AWB, Ltd.	1,653,727	4,921,441	0.5%
# Bank of Queensland, Ltd.	646,449	9,850,425	0.9%
Beach Petroleum, Ltd.	4,858,687	7,773,939	0.7%
# Bendigo Bank, Ltd.	1,002,163	13,540,297	1.2%
Campbell Brothers, Ltd.	233,818	6,786,460	0.6%
# Centennial Coal Co., Ltd.	1,503,586	7,331,312	0.7%
# ConnectEast Group	6,563,560	7,723,928	0.7%
# David Jones, Ltd.	2,494,873	8,740,484	0.8%
Downer EDI, Ltd.	1,575,768	10,861,742	1.0%
# DUET Group	2,740,293	8,517,222	0.8%
# Dyno Nobel, Ltd.	4,254,624	12,895,860	1.2%
#* Energy World Corp., Ltd.	4,711,617	5,681,995	0.5%
Felix Resources, Ltd.	776,216	17,158,663	1.6%
# Flight Centre, Ltd.	275,063	5,001,276	0.5%
Futuris Corp., Ltd.	3,075,420	5,261,051	0.5%
# Gunns, Ltd.	2,048,449	5,921,242	0.5%
# Iluka Resources, Ltd.	1,969,862	6,942,631	0.6%
# MacArthur Coal, Ltd.	750,573	14,115,994	1.3%
* Midwest Corp., Ltd.	926,668	6,258,326	0.6%
# Monadelphous Group, Ltd.	375,483	4,733,576	0.4%
* Mount Gibson Iron, Ltd.	3,182,221	9,961,662	0.9%
#* Murchison Metals, Ltd.	1,501,421	5,952,910	0.6%
New Hope Corp., Ltd.	3,679,696	18,064,637	1.7%
Nufarm, Ltd.	424,178	6,837,773	0.6%
Pacific Brands, Ltd.	2,599,981	5,276,857	0.5%
#* PanAust, Ltd.	7,257,513	7,391,171	0.7%
Paperlinx, Ltd.	2,219,854	4,800,725	0.4%
* Portman, Ltd.	622,748	10,422,386	1.0%
Primary Health Care, Ltd.	794,538	4,635,982	0.4%
# Ramsay Health Care, Ltd.	505,098	5,304,475	0.5%
# Reece Australia, Ltd.	244,737	5,332,042	0.5%
* Riversdale Mining, Ltd.	789,786	8,165,757	0.8%
#* Sino Gold Mining, Ltd.	886,582	4,795,235	0.4%
Straits Resources, Ltd.	897,132	6,694,269	0.6%
# United Group, Ltd.	468,000	5,928,905	0.6%
#* Western Areas NL	694,336	6,684,792	0.6%
Other Securities		352,738,388	32.1%
TOTAL COMMON STOCKS		705,051,401	64.6%
PREFERRED STOCKS — (0.1%)
Other Securities		735,251	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		198,130	0.0%
TOTAL — AUSTRALIA		705,984,782	64.7%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CHINA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		$720,793	0.1%
HONG KONG — (12.8%)
COMMON STOCKS — (12.8%)
# Techtronic Industries Co., Ltd.	4,788,500	4,577,613	0.4%
Other Securities		184,817,263	17.0%
TOTAL COMMON STOCKS		189,394,876	17.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		363,047	0.0%
TOTAL — HONG KONG		189,757,923	17.4%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,981	0.0%
NEW ZEALAND — (3.4%)
COMMON STOCKS — (3.4%)
# Fisher & Paykel Healthcare Corp.	2,557,184	4,808,003	0.4%
Sky City Entertainment Group, Ltd.	1,915,616	5,626,864	0.5%
Other Securities		39,863,372	3.7%
TOTAL — NEW ZEALAND		50,298,239	4.6%
SINGAPORE — (9.2%)
COMMON STOCKS — (9.2%)
# Keppel Telecommunications and Transportation, Ltd.	1,982,800	8,004,516	0.7%
Singapore Post, Ltd.	6,425,900	5,141,521	0.5%
Other Securities		123,305,764	11.3%
TOTAL COMMON STOCKS		136,451,801	12.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		425,094	0.0%
TOTAL — SINGAPORE		136,876,895	12.5%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		4,617	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		132,873	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,705,000 FNMA 5.50%, 02/25/36, valued at $2,128,651) to be repurchased at $2,094,339	$2,094	$2,094,000	0.2%
SECURITIES LENDING COLLATERAL — (26.8%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $51,261,249 FNMA 5.500%, 01/01/36, valued at $39,469,712) to be repurchased at $38,703,213	38,696	38,695,796	3.5%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $272,799,535 FNMA, rates ranging from 4.000% to 8.500%, maturities ranging from 07/01/16 to 05/01/38, valued at $213,411,599) to be repurchased at $209,268,031	209,227	209,227,057	19.2%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $158,050,000 FNMA 5.000%, 05/01/38, valued at $153,004,128) to be repurchased at $150,029,125	150,000	150,000,000	13.8%
TOTAL SECURITIES LENDING COLLATERAL		397,922,853	36.5%
TOTAL INVESTMENTS — (100.0%) (Cost $1,225,921,984)		$1,483,796,956	136.0%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (95.4%)
Consumer Discretionary — (16.6%)
Game Group P.L.C.	1,483,227	$8,309,721	0.8%
Kesa Electricals P.L.C.	1,663,724	6,699,350	0.6%
Signet Group P.L.C.	6,105,620	7,502,714	0.7%
Taylor Nelson Sofres P.L.C.	1,742,993	8,932,866	0.8%
United Business Media P.L.C.	687,427	8,397,137	0.8%
Other Securities		146,163,568	13.5%
Total Consumer Discretionary		186,005,356	17.2%
Consumer Staples — (3.7%)
Total Consumer Staples		41,018,552	3.8%
Energy — (8.1%)
* Dana Petroleum P.L.C.	335,727	12,182,931	1.1%
Expro International Group P.L.C.	430,747	13,823,301	1.3%
Hunting P.L.C.	477,489	8,281,007	0.8%
* Premier Oil P.L.C.	329,638	11,250,936	1.1%
*# Soco International P.L.C.	289,649	11,042,062	1.0%
* UK Coal P.L.C.	590,118	6,584,587	0.6%
Venture Production P.L.C.	455,259	7,908,708	0.7%
Other Securities		19,419,685	1.8%
Total Energy		90,493,217	8.4%
Financials — (14.5%)
Aberdeen Asset Management P.L.C.	2,541,237	6,993,112	0.6%
Amlin P.L.C.	1,577,391	9,071,300	0.8%
Catlin Group, Ltd.	919,555	7,185,826	0.7%
# Henderson Group P.L.C.	3,020,595	7,654,606	0.7%
Hiscox, Ltd.	1,579,968	7,438,006	0.7%
IG Group Holdings P.L.C.	1,189,807	9,012,448	0.8%
Intermediate Capital Group P.L.C.	289,022	9,140,591	0.8%
Other Securities		106,227,504	10.0%
Total Financials		162,723,393	15.1%
Health Care — (2.8%)
SSL International P.L.C.	766,671	7,326,827	0.7%
Other Securities		23,991,943	2.2%
Total Health Care		31,318,770	2.9%
Industrials — (34.0%)
Aggreko P.L.C.	811,373	9,726,105	0.9%
Arriva P.L.C.	631,439	8,011,488	0.7%
Atkins WS P.L.C.	437,924	8,947,011	0.8%
Babcock International Group P.L.C.	877,825	10,858,106	1.0%
Carillion P.L.C.	1,537,838	10,513,567	1.0%
Charter P.L.C.	626,781	11,268,512	1.0%
Cookson Group P.L.C.	804,036	11,637,589	1.1%
Davis Service Group P.L.C.	689,742	6,709,180	0.6%
De La Rue P.L.C.	621,139	11,702,907	1.1%
Enodis P.L.C.	1,614,673	9,732,821	0.9%
Forth Ports P.L.C.	184,302	7,609,993	0.7%
Homeserve P.L.C.	234,574	8,489,444	0.8%
IMI P.L.C.	925,815	9,425,851	0.9%
Intertek Group P.L.C.	605,784	12,282,503	1.1%
Michael Page International P.L.C.	1,271,159	7,207,234	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
National Express Group P.L.C.	407,264	$7,377,683	0.7%
* Qinetiq P.L.C.	1,727,314	7,091,717	0.7%
Regus Group P.L.C.	3,802,559	7,749,855	0.7%
SIG P.L.C.	479,728	7,012,381	0.7%
Spirax-Sarco Engineering P.L.C.	313,271	7,106,281	0.7%
The Weir Group P.L.C.	839,729	15,011,840	1.4%
Travis Perkins P.L.C.	422,110	6,989,749	0.7%
Ultra Electronics Holdings P.L.C.	274,839	6,657,129	0.6%
VT Group P.L.C.	696,523	9,026,550	0.8%
Other Securities		161,561,478	14.9%
Total Industrials		379,706,974	35.2%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,257,440	8,744,076	0.8%
Aveva Group P.L.C.	283,341	8,368,154	0.8%
Laird P.L.C.	717,459	7,053,719	0.7%
Rotork P.L.C.	362,996	8,169,419	0.8%
Spectris P.L.C.	499,879	7,669,330	0.7%
Other Securities		82,588,774	7.5%
Total Information Technology		122,593,472	11.3%
Materials — (3.2%)
Croda International P.L.C.	498,679	6,520,459	0.6%
Other Securities		29,211,735	2.7%
Total Materials		35,732,194	3.3%
Telecommunication Services — (0.9%)
Total Telecommunication Services		9,887,767	0.9%
Utilities — (0.6%)
Total Utilities		6,378,048	0.6%
TOTAL COMMON STOCKS		1,065,857,743	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		252,734	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $2,810,000 FHLMC 5.875%, 05/15/16, valued at $1,715,587) to be repurchased at $1,689,273	$1,689	1,689,000	0.2%
SECURITIES LENDING COLLATERAL — (4.5%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $62,567,829 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 01/01/38, valued at $50,857,918) to be repurchased at $49,870,468	49,861	49,860,704	4.6%
TOTAL INVESTMENTS — (100.0%) (Cost $939,185,651)		$1,117,660,181	103.5%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
Andritz AG	107,548	$7,271,603	0.3%
Other Securities		56,203,497	2.5%
TOTAL — AUSTRIA		63,475,100	2.8%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
Ackermans & Van Haaren	84,298	9,233,050	0.4%
# Bekaert SA	58,440	9,390,711	0.4%
Other Securities		71,306,302	3.2%
TOTAL COMMON STOCKS		89,930,063	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,574	0.0%
TOTAL — BELGIUM		89,939,637	4.0%
DENMARK — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		65,963,495	2.9%
FINLAND — (5.2%)
COMMON STOCKS — (5.2%)
Elisa Oyj	310,427	6,921,474	0.3%
KCI Konecranes Oyj	251,100	11,519,353	0.5%
# Nokian Renkaat Oyj	377,280	19,488,258	0.9%
YIT Oyj	290,790	8,551,564	0.4%
Other Securities		105,666,447	4.7%
TOTAL — FINLAND		152,147,096	6.8%
FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
# Arkema	205,315	13,114,887	0.6%
# Bourbon SA	151,879	10,480,472	0.5%
Establissements Maurel et Prom	304,876	7,625,535	0.3%
Nexans SA	95,135	12,975,038	0.6%
# SCOR SE	276,843	6,988,834	0.3%
# Teleperformance SA	162,718	6,895,239	0.3%
* UbiSoft Entertainment SA	100,941	9,785,713	0.4%
Valeo SA	220,648	8,800,490	0.4%
Other Securities		231,333,647	10.3%
TOTAL COMMON STOCKS		307,999,855	13.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,197	0.0%
TOTAL — FRANCE		308,016,052	13.7%
GERMANY — (11.9%)
COMMON STOCKS — (11.9%)
# Bilfinger Berger AG	134,277	12,346,657	0.6%
# Lanxess AG	225,235	10,155,259	0.5%
MTU Aero Engines Holding AG	168,097	7,254,614	0.3%
MVV Energie AG	140,767	6,819,425	0.3%
# Norddeutsche Affinerie AG	155,196	7,425,376	0.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
*# QIAGEN NV	521,102	$10,434,990	0.5%
*# REpower Systems AG	21,093	6,851,351	0.3%
# Rheinmetall AG	110,565	8,756,152	0.4%
# Rhoen-Klinikum AG	293,208	9,042,433	0.4%
* SGL Carbon AG	224,335	16,588,313	0.7%
# Stada Arzneimittel AG	178,386	11,759,669	0.5%
Wincor Nixdorf AG	115,500	9,164,668	0.4%
Other Securities		232,136,465	10.4%
TOTAL — GERMANY		348,735,372	15.6%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,332	8,645,809	0.4%
Other Securities		95,607,711	4.3%
TOTAL — GREECE		104,253,520	4.7%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	318,216	7,405,168	0.3%
* Dragon Oil P.L.C.	1,481,861	15,289,406	0.7%
IAWS Group P.L.C.	361,987	8,822,282	0.4%
Other Securities		49,214,813	2.2%
TOTAL — IRELAND		80,731,669	3.6%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,215,577	7,492,033	0.3%
# Societe Cattolica di Assicurazoni Scrl SpA	156,803	7,731,261	0.4%
Other Securities		177,955,486	7.9%
TOTAL COMMON STOCKS		193,178,780	8.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		96,117	0.0%
TOTAL — ITALY		193,274,897	8.6%
NETHERLANDS — (6.0%)
COMMON STOCKS — (6.0%)
# Aalberts Industries NV	365,614	8,025,840	0.4%
Boskalis Westminster CVA	137,027	8,315,306	0.4%
Imtech NV	256,265	7,191,040	0.3%
Koninklijke Bam Groep NV	428,118	10,001,024	0.5%
Nutreco Holding NV	143,491	10,423,358	0.5%
Sligro Food Group NV	154,740	6,803,662	0.3%
*# Tele Atlas NV	351,470	16,400,618	0.7%
Other Securities		107,421,730	4.7%
TOTAL — NETHERLANDS		174,582,578	7.8%
NORWAY — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		86,466,467	3.9%
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		31,179,510	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		33,198	0.0%
TOTAL — PORTUGAL		31,212,708	1.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
# SOS Cuetara SA	356,909	$7,858,274	0.4%
Other Securities		124,553,482	5.5%
TOTAL COMMON STOCKS		132,411,756	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,758	0.0%
TOTAL — SPAIN		132,467,514	5.9%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		113,006,236	5.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258	0.0%
TOTAL — SWEDEN		113,006,494	5.0%
SWITZERLAND — (9.4%)
COMMON STOCKS — (9.4%)
Bank Sarasin & Cie Series B	177,800	8,755,911	0.4%
Bucher Industries AG	33,489	8,774,660	0.4%
Clariant AG	779,419	8,703,852	0.4%
Kuoni Reisen Holding AG	13,594	7,266,704	0.3%
Lonza Group AG	81,418	11,283,760	0.5%
PSP Swiss Property AG	145,325	8,968,780	0.4%
Romande Energie Holding SA	2,839	6,917,172	0.3%
Sulzer AG	66,285	8,921,887	0.4%
Valiant Holding AG	59,231	11,052,838	0.5%
Other Securities		193,698,351	8.6%
TOTAL COMMON STOCKS		274,343,915	12.2%
PREFERRED STOCKS — (0.0%)
Other Securities		1,796,635	0.1%
TOTAL — SWITZERLAND		276,140,550	12.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,335,000 FHLMC 6.50%, 09/01/37, valued at $13,666,563) to be repurchased at $13,466,177	$13,464	$13,464,000	0.6%
SECURITIES LENDING COLLATERAL — (23.7%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $278,630,000 FNMA 5.300%, 11/27/17, valued at $283,280,799) to be repurchased at $277,778,671	277,725	277,725,440	12.4%
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $94,063,628 FNMA 5.500%, 01/01/36 & 5.500%, 07/01/37, valued at $78,065,454) to be repurchased at $76,549,427	76,535	76,534,758	3.4%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $31,937,513 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/18 to 06/01/38, valued at $12,066,790) to be repurchased at $11,832,503	11,830	11,830,186	0.5%
@ Repurchase Agreement, Merrill Lynch 2.36%, 06/02/08 (Collateralized by $753,874,644 FNMA, rates ranging from 4.722%(y) to 6.596%(y), maturities ranging from 04/01/33 to 01/01/41, valued at $336,601,663) to be repurchased at $330,064,900	330,000	330,000,000	14.7%
TOTAL SECURITIES LENDING COLLATERAL		696,090,384	31.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,239,763,097)		$2,929,967,533	130.6%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.2%)
Consumer Discretionary — (7.4%)
Astral Media, Inc. Class A	141,347	$4,914,995	1.1%
# Corus Entertainment, Inc. Class B	207,300	4,068,388	0.9%
* RONA, Inc.	335,285	4,160,692	0.9%
Other Securities		25,850,454	5.8%
Total Consumer Discretionary		38,994,529	8.7%
Consumer Staples — (2.8%)
# Rothmans, Inc.	165,500	4,269,087	1.0%
* Saskatchewan Wheat Pool, Inc.	289,900	3,968,035	0.9%
Other Securities		6,583,762	1.4%
Total Consumer Staples		14,820,884	3.3%
Energy — (20.5%)
*# Birchcliff Energy, Ltd.	237,100	2,927,956	0.7%
* Compton Petroleum Corp.	248,900	2,843,212	0.6%
*# Denison Mines Corp.	427,831	3,552,341	0.8%
* Duvernay Oil Corp.	92,800	5,276,039	1.2%
Ensign Energy Services, Inc.	216,000	4,823,913	1.1%
* Galleon Energy, Inc. Class A	166,637	2,929,900	0.7%
* Iteration Energy, Ltd.	413,600	3,163,607	0.7%
* Nuvista Energy, Ltd.	189,021	3,538,437	0.8%
Savanna Energy Services Corp.	152,213	3,279,871	0.7%
ShawCor, Ltd.	145,700	5,083,956	1.1%
Trican Well Service, Ltd.	233,271	5,026,502	1.1%
* Uranium One, Inc.	699,700	3,506,950	0.8%
* UTS Energy Corp.	636,800	3,589,050	0.8%
Other Securities		58,734,664	13.0%
Total Energy		108,276,398	24.1%
Financials — (4.8%)
AGF Management, Ltd. Class B	245,696	5,625,588	1.3%
# Canadian Western Bank	150,800	3,955,161	0.9%
Home Capital Group, Inc.	78,100	3,065,519	0.7%
# Laurentian Bank of Canada	67,800	2,900,743	0.6%
Other Securities		9,966,137	2.2%
Total Financials		25,513,148	5.7%
Health Care — (4.4%)
# Biovail Corp.	302,520	3,519,657	0.8%
* MDS, Inc.	391,708	7,360,294	1.7%
Other Securities		12,167,350	2.6%
Total Health Care		23,047,301	5.1%
Industrials — (9.0%)
Methanex Corp.	166,100	4,694,130	1.1%
Ritchie Brothers Auctioneers, Inc.	118,200	3,259,541	0.7%
# Russel Metals, Inc.	161,700	4,945,716	1.1%
* Silver Standard Resources, Inc.	155,992	4,648,675	1.0%
* Stantec, Inc.	115,500	3,371,075	0.8%
# Toromont Industries, Ltd.	164,200	5,050,274	1.1%
Transcontinental, Inc. Class A	187,328	3,403,050	0.8%
Other Securities		17,978,775	4.0%
Total Industrials		47,351,236	10.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.0%)
* Celestica, Inc.	572,107	$5,055,454	1.1%
* MacDonald Dettweiler & Associates, Ltd.	81,900	3,501,522	0.8%
*# Open Text Corp.	129,400	4,623,289	1.0%
Quebecor, Inc. Class B	106,193	3,357,007	0.8%
Other Securities		15,189,570	3.4%
Total Information Technology		31,726,842	7.1%
Materials — (28.2%)
* Eastern Platinum, Ltd.	1,756,190	4,931,331	1.1%
* Eldorado Gold Corp.	779,895	6,318,594	1.4%
* Equinox Minerals, Ltd.	672,690	3,114,306	0.7%
* FNX Mining Co., Inc.	212,706	4,998,677	1.1%
Harry Winston Diamond Corp.	155,000	4,615,992	1.0%
* HudBay Minerals, Inc.	341,600	6,016,506	1.3%
IAMGOLD Corp.	839,800	4,978,283	1.1%
* Major Drilling Group International, Inc.	59,500	3,293,579	0.7%
Nova Chemicals Corp.	219,600	5,949,710	1.3%
* Pan Amer Silver Corp.	98,200	3,254,555	0.7%
* Quadra Mining, Ltd.	145,950	3,349,094	0.8%
Silvercorp Metals, Inc.	376,500	2,864,674	0.6%
*# Thompson Creek Metals Company, Inc.	239,300	5,238,300	1.2%
*# Timminco, Ltd.	200,700	6,160,779	1.4%
West Fraser Timber Co., Ltd.	96,916	3,449,023	0.8%
Other Securities		80,676,210	18.1%
Total Materials		149,209,613	33.3%
Telecommunication Services — (0.0%)
Total Telecommunication Services		90,580	0.0%
Utilities — (1.1%)
Total Utilities		6,082,495	1.4%
TOTAL COMMON STOCKS		445,113,026	99.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		241,099	0.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,540,000 FHLMC 6.275%(r), 09/01/36, valued at $5,087,690) to be repurchased at $5,010,810	$5,010	$5,010,000	1.1%
SECURITIES LENDING COLLATERAL — (14.8%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $116,882,321 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/35 to 03/01/38; FNMA, rates ranging from 4.115%(r) to 5.856%(r), maturities ranging from 12/14/08 to 03/01/38, valued at $79,664,842) to be repurchased at $78,118,081	78,103	78,102,786	17.4%
TOTAL INVESTMENTS — (100.0%) (Cost $528,818,723)		$528,466,911	117.9%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$13,061,779	0.4%
BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
Companhia Siderurgica Nacional SA	502,476	24,498,215	0.7%
Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808	0.7%
Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900	0.6%
Other Securities		39,228,835	1.1%
TOTAL COMMON STOCKS		104,417,758	3.1%
PREFERRED STOCKS — (8.7%)
Banci Itau Holding Financeira SA	1,205,700	37,064,248	1.1%
Banco Bradesco SA	1,763,841	42,531,721	1.3%
# Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009	0.8%
Companhia Vale do Rio Doce Series A	2,323,591	77,457,795	2.3%
Gerdau SA	378,134	19,035,728	0.6%
Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171	0.6%
Other Securities		97,445,889	2.9%
TOTAL PREFERRED STOCKS		317,996,561	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,022	0.0%
TOTAL — BRAZIL		422,421,341	12.7%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Banco Santander Chile SA ADR	295,998	15,391,896	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217	0.8%
# Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520	0.6%
Other Securities		54,785,133	1.6%
TOTAL COMMON STOCKS		117,232,766	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		110,949	0.0%
TOTAL — CHILE		117,343,715	3.5%
CHINA — (8.0%)
COMMON STOCKS — (8.0%)
China Construction Bank Corp.	20,375,000	18,191,369	0.6%
*# China Life Insurance Co., Ltd. ADR	337,222	20,351,348	0.6%
China Mobile, Ltd. Sponsored ADR	564,277	41,638,000	1.3%
# CNOOC, Ltd. ADR	128,476	22,777,510	0.7%
* Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249	0.7%
# PetroChina Co., Ltd. ADR	154,573	22,034,381	0.7%
Other Securities		143,646,198	4.2%
TOTAL — CHINA		291,551,055	8.8%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
CEZ A.S.	381,144	$31,488,292	0.9%
Other Securities		19,251,667	0.6%
TOTAL — CZECH REPUBLIC		50,739,959	1.5%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# MOL Hungarian Oil & Gas NYRT	168,429	25,355,807	0.8%
*# OTP Bank NYRT	320,801	14,465,920	0.4%
Other Securities		10,069,031	0.3%
TOTAL — HUNGARY		49,890,758	1.5%
INDIA — (10.5%)
COMMON STOCKS — (10.5%)
Hindustan Unilever, Ltd.	2,562,524	14,295,246	0.4%
ICICI Bank Sponsored ADR	629,447	23,749,035	0.7%
Infosys Technologies, Ltd.	657,429	30,453,727	0.9%
ITC, Ltd.	3,314,510	17,001,526	0.5%
Larsen & Toubro, Ltd.	216,588	15,175,761	0.5%
Reliance Communications, Ltd.	1,071,955	14,533,262	0.4%
Reliance Industries, Ltd.	1,030,847	58,269,610	1.8%
Other Securities		207,871,507	6.3%
TOTAL COMMON STOCKS		381,349,674	11.5%
PREFERRED STOCKS — (0.0%)
Other Securities		1,722,934	0.0%
TOTAL — INDIA		383,072,608	11.5%
INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		64,731,913	1.9%
ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
Israel Chemicals, Ltd.	1,271,740	29,352,327	0.9%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203	1.8%
Other Securities		54,242,849	1.6%
TOTAL — ISRAEL		144,051,379	4.3%
MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		154,774,590	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		239,574	0.0%
TOTAL — MALAYSIA		155,014,164	4.7%
MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602	1.9%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611	0.7%
Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431	0.5%
# Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	$26,340,829	0.8%
Other Securities		140,217,220	4.0%
TOTAL — MEXICO		309,255,350	9.3%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		22,300,173	0.7%
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Bank Pekao SA	163,030	14,171,204	0.4%
Other Securities		43,241,201	1.3%
TOTAL — POLAND		57,412,405	1.7%
SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
Anglo American Platinum Corp., Ltd.	143,540	25,009,513	0.8%
ArcelorMittal South Africa, Ltd.	459,163	15,060,405	0.5%
Impala Platinum Holdings, Ltd.	749,481	32,003,769	1.0%
MTN Group, Ltd.	2,592,990	51,844,934	1.6%
Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390	1.9%
Standard Bank Group, Ltd.	1,797,036	19,622,305	0.6%
Other Securities		174,376,844	5.1%
TOTAL — SOUTH AFRICA		382,648,160	11.5%
SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
# Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519	0.6%
POSCO	46,060	25,174,520	0.8%
Samsung Electronics Co., Ltd.	97,139	69,922,372	2.1%
Other Securities		261,991,991	7.8%
TOTAL COMMON STOCKS		375,276,402	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,453	0.0%
TOTAL — SOUTH KOREA		375,284,855	11.3%
TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606	0.7%
Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784	0.9%
Nan Ya Plastic Corp.	6,878,218	15,952,730	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267	1.5%
Other Securities		243,508,896	7.2%
TOTAL — TAIWAN		358,924,283	10.8%
THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		52,668,442	1.6%
TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		56,876,864	1.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	$11,272,000	0.3%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	3.0%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599	6.8%
TOTAL SECURITIES LENDING COLLATERAL		326,038,599	9.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,076,501,517)		$3,644,559,802	109.5%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,554,296	0.3%
BRAZIL — (10.8%)
COMMON STOCKS — (2.0%)
* Magnesita Refratarios SA	441,453	6,391,782	0.5%
Perdigao SA	370,174	11,948,438	0.9%
# Perdigao SA ADR	71,200	4,677,840	0.4%
Other Securities		5,902,201	0.4%
TOTAL COMMON STOCKS		28,920,261	2.2%
PREFERRED STOCKS — (8.8%)
# Braskem SA Preferred A Sponsored ADR	301,000	4,897,270	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800	8,766,470	0.7%
Duratex SA	370,000	8,416,846	0.6%
Eletropaulo Metropolita SA Preferred A	278,400	5,437,915	0.4%
Klabin SA	2,872,600	11,356,175	0.9%
* Net Servicos de Comunicacao SA	400,902	5,782,454	0.4%
Sadia SA	1,138,000	9,627,347	0.7%
# Sadia SA ADR	300,000	7,647,000	0.6%
Suzano Papel e Celullose SA	617,034	11,380,891	0.9%
Suzano Petroquimica SA	531,705	3,625,336	0.3%
Ultrapar Participacoes SA	285,340	11,403,074	0.9%
# Votorantim Celulose e Papel SA Sponsored ADR	155,700	5,240,862	0.4%
Other Securities		38,344,010	2.8%
TOTAL PREFERRED STOCKS		131,925,650	10.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,717	0.0%
TOTAL — BRAZIL		160,862,628	12.2%
CHILE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		19,538,543	1.5%
CHINA — (9.0%)
COMMON STOCKS — (9.0%)
# Chaoda Modern Agriculture	6,897,631	9,721,743	0.8%
# China Yurun Food Group, Ltd.	2,622,000	4,153,019	0.3%
*# CITIC Resources Holdings, Ltd.	7,444,000	4,234,995	0.3%
CNPC (Hong Kong), Ltd.	9,930,000	5,220,826	0.4%
# Hopson Development Holdings, Ltd.	2,026,000	4,329,502	0.3%
# Li Ning Co., Ltd.	2,389,000	6,729,706	0.5%
Shenzhen Investment, Ltd.	8,796,000	3,636,558	0.3%
Shougang Concord International Enterprises Co., Ltd.	11,314,100	4,042,507	0.3%
TPV Technology, Ltd.	5,356,000	3,299,104	0.3%
# Xinao Gas Holdings, Ltd.	2,178,000	3,520,821	0.3%
Other Securities		85,963,143	6.5%
TOTAL COMMON STOCKS		134,851,924	10.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,695	0.0%
TOTAL — CHINA		134,859,619	10.3%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$6,901,734	0.5%
INDIA — (9.9%)
COMMON STOCKS — (9.9%)
* REI Agro, Ltd.	107,592	4,142,952	0.3%
Other Securities		143,296,241	11.0%
TOTAL COMMON STOCKS		147,439,193	11.3%
PREFERRED STOCKS — (0.0%)
Other Securities		85,079	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,871	0.0%
TOTAL — INDIA		147,531,143	11.3%
INDONESIA — (3.0%)
COMMON STOCKS — (3.0%)
* PT Timah Tbk	1,394,500	5,084,349	0.4%
Other Securities		39,346,857	3.0%
TOTAL COMMON STOCKS		44,431,206	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		118,432	0.0%
TOTAL — INDONESIA		44,549,638	3.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		37,557,971	2.9%
MALAYSIA — (6.3%)
COMMON STOCKS — (6.3%)
Other Securities		94,196,658	7.2%
PREFERRED STOCKS — (0.0%)
Other Securities		25,124	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		227,671	0.0%
TOTAL — MALAYSIA		94,449,453	7.2%
MEXICO — (5.6%)
COMMON STOCKS — (5.6%)
Consorcio ARA S.A.B. de C.V.	4,374,400	4,895,910	0.4%
# Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,815,281	0.5%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	9,317,095	0.7%
Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,270,331	0.6%
*# Empresas ICA S.A.B. de C.V.	1,463,608	9,828,584	0.8%
*# Gruma S.A.B. de C.V. Series B	1,253,432	3,766,479	0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	3,796,274	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,615,259	0.3%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,441,009	0.3%
*# Industrias CH S.A.B. de C.V. Series B	1,560,148	8,012,621	0.6%
# TV Azteca S.A. de C.V. Series A	6,581,300	4,464,190	0.3%
Other Securities		17,516,200	1.3%
TOTAL COMMON STOCKS		83,739,233	6.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$21,016	0.0%
TOTAL — MEXICO		83,760,249	6.4%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		15,562,832	1.2%
POLAND — (3.5%)
COMMON STOCKS — (3.5%)
Asseco Poland SA	219,423	6,367,962	0.5%
* Echo Investment SA	1,181,980	3,515,315	0.3%
Orbis SA	161,652	4,018,902	0.3%
Other Securities		38,891,127	2.9%
TOTAL — POLAND		52,793,306	4.0%
SOUTH AFRICA — (7.5%)
COMMON STOCKS — (7.5%)
Aeci, Ltd.	489,937	4,381,075	0.3%
Dimension Data Holdings P.L.C.	3,458,471	3,585,551	0.3%
Grindrod, Ltd.	1,331,239	4,632,918	0.4%
* Highveld Steel & Vanadilum Corp., Ltd.	216,434	5,082,961	0.4%
Illovo Sugar, Ltd.	1,027,149	4,171,034	0.3%
* Metorex, Ltd.	1,453,388	4,582,016	0.4%
Metropolitan Holdings, Ltd.	2,416,923	3,920,600	0.3%
Reunert, Ltd.	470,345	3,429,523	0.3%
The Spar Group, Ltd.	655,748	4,475,854	0.3%
Other Securities		72,995,219	5.5%
TOTAL — SOUTH AFRICA		111,256,751	8.5%
SOUTH KOREA — (9.6%)
COMMON STOCKS — (9.6%)
Other Securities		143,426,796	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		95,139	0.0%
TOTAL — SOUTH KOREA		143,521,935	10.9%
TAIWAN — (11.2%)
COMMON STOCKS — (11.2%)
Other Securities		167,287,665	12.7%
THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		40,091,913	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		89,453	0.0%
TOTAL — THAILAND		40,181,366	3.1%
TURKEY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		38,902,798	3.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $6,920,000 FNMA 5.50%, 02/25/36, valued at $5,445,570) to be repurchased at $5,364,867	$5,364	$5,364,000	0.4%
SECURITIES LENDING COLLATERAL — (12.3%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $109,581,465 FHLMC 6.000%, 10/01/37 & GNMA 6.000%, 12/20/36, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	7.6%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $106,376,935 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/36 to 04/01/38 & FNMA, rates ranging from 3.868% to 5.931%(r), maturities ranging from12/01/35 to 05/01/36, valued at $85,841,055) to be repurchased at $84,174,377	84,158	84,157,896	6.4%
TOTAL SECURITIES LENDING COLLATERAL		184,157,896	14.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,178,816,954)		$1,492,593,823	113.8%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (16.0%)
Federal Farm Credit Bank 2.750%, 05/04/10	$83,000	$82,395,594
Federal Home Loan Bank 2.750%, 03/12/10	20,980	20,844,071
4.375%, 03/17/10	55,000	56,211,540
2.375%, 04/30/10	112,000	110,394,032
4.875%, 05/14/10	58,200	60,071,188
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	135,291,712
Federal National Mortgage Association 2.375%, 05/20/10	100,000	98,561,100
TOTAL AGENCY OBLIGATIONS		563,769,237
BONDS — (17.5%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	91,700	90,992,810
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	89,000	88,955,055
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	85,400	84,406,798
Deutsche Bank Financial Floating Rate Note (r) 5.370%, 07/30/09	63,000	62,975,430
General Electric Capital Corp. Floating Rate Note (r) 5.360%, 10/24/08	9,500	9,489,103
(r) 5.390%, 01/05/09	10,385	10,382,580
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	38,000	37,879,768
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	44,200	44,306,080
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,758,500
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	92,007,039
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	5,000	4,990,380
TOTAL BONDS		618,143,543

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT INTEREST BEARING — (7.5%)
Barclays Bank 2.680%, 07/01/08	$86,000	$86,000,000
2.800%, 07/31/08	15,000	15,000,000
Royal Bank of Canada 2.490%, 06/18/08	10,000	10,000,000
2.540%, 08/12/08	60,000	60,000,000
2.520%, 08/14/08	32,500	32,500,000
Svenska Handelsbanken 2.650%, 07/07/08	63,000	63,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		266,500,000
COMMERCIAL PAPER — (58.6%)
Abbey National North America 2.520%, 08/18/08	104,000	103,401,418
Allianz Finance Corp. 2.420%, 06/02/08	86,600	86,583,546
2.500%, 07/08/08	17,000	16,955,837
Archer-Daniels-Midland Co. 2.700%, 06/20/08	30,000	29,958,525
2.200%, 07/22/08	22,000	21,918,640
2.270%, 08/06/08	22,580	22,470,302
AstraZeneca P.L.C. 2.670%, 11/12/08	100,000	98,696,440
Bank of America Corp. 2.560%, 08/04/08	100,000	99,529,930
2.560%, 08/05/08	3,000	2,985,662
Bank of Nova Scotia 2.780%, 06/23/08	36,000	35,944,009
2.520%, 08/13/08	68,000	67,635,914
BASF AG 2.350%, 06/02/08	24,350	24,345,373
2.300%, 06/25/08	13,000	12,978,133
BNP Paribas Finance, Inc. 2.810%, 06/18/08	98,000	97,880,009
Caisse Centrale Desjardins Du Quebec 2.500%, 08/01/08	3,400	3,384,994
2.560%, 08/25/08	30,000	29,810,196
CBA (DE) Finance, Inc. 2.680%, 06/03/08	32,438	32,429,783
2.660%, 06/26/08	57,000	56,900,524
2.670%, 07/11/08	12,000	11,966,064
Ciesco L.P. 2.680%, 06/02/08	98,000	97,978,028
2.650%, 06/04/08	5,000	4,998,132
CRC Funding LLC 2.630%, 06/02/08	54,000	53,987,893
2.640%, 06/03/08	35,200	35,189,479
Danske Corp. 2.580%, 07/07/08	39,000	38,901,654
2.570%, 08/14/08	64,000	63,652,224

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
Dexia Delaware LLC 2.510%, 06/16/08	$98,000	$97,893,562
2.600%, 08/08/08	5,000	4,975,209
Eksportfinans 2.290%, 07/07/08	32,300	32,218,549
2.320%, 07/09/08	35,000	34,906,396
2.400%, 07/09/08	34,000	33,909,070
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	104,000	103,459,699
New Center Asset Trust 2.850%, 06/05/08	24,000	23,989,241
2.800%, 06/11/08	79,500	79,428,712
Nordea North America, Inc. 2.510%, 08/14/08	98,000	97,461,265
Rabobank USA Financial Corp. 2.850%, 07/21/08	98,000	97,649,229
Royal Bank of Scotland P.L.C. 2.820%, 06/16/08	12,400	12,386,532
Societe Generale North America 2.700%, 08/05/08	62,000	61,707,143
2.640%, 08/12/08	15,500	15,418,244
2.670%, 08/14/08	26,000	25,858,716
Svenska Handelsbanken 2.550%, 08/11/08	38,000	37,802,582
UBS Finance Delaware, Inc. 2.600%, 07/10/08	55,000	54,848,728
Westpac Banking Corp. 2.420%, 06/19/08 86,000 85,888,682 2.600%, 08/08/08	17,000	16,915,709
TOTAL COMMERCIAL PAPER		2,067,199,977
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $21,140,000 FNMA 5.58%, 03/25/37, valued at $14,313,669) to be repurchased at $14,102,280	14,100	14,100,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,535,122,853)		$3,529,712,757

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
Toyota Finance Australia 5.050%, 07/28/08	22,588	$21,486,861
Western Australia Treasury Corp. 4.280%, 06/12/08	12,435	11,874,840
4.050%, 06/19/08	22,900	21,851,394
TOTAL — AUSTRALIA		55,213,095
AUSTRIA — (2.4%)
BONDS — (2.4%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	29,200	28,057,719
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	52,382,784
TOTAL — AUSTRIA		80,440,503
CANADA — (1.9%)
BONDS — (1.9%)
Export Development Canada (j) 0.880%, 09/22/08	6,750,000	64,057,321
FRANCE — (0.9%)
BONDS — (0.9%)
Caisse D'Amortissement de la Dette Sociale
(t) 5.350%, 07/17/08	11,290	10,754,679
Ixis Corp. & Invest Bank 7.500%, 08/05/08	8,000	12,493,780
Reseau Ferre de France (f) 3.250%, 09/12/08	6,000	5,765,440
TOTAL — FRANCE		29,013,899
GERMANY — (12.1%)
BONDS — (12.1%)
Bayerische Landesbank 4.000%, 07/23/08	27,000	41,951,610
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	55,137,056
Kreditanstalt fuer Wiederaufbau (j) 2.050%, 09/21/09	1,000,000	9,605,597
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,796,973
Landesbank Hessen-Thuringen Girozentrale
(f) 4.375%, 08/15/08	20,055	19,303,714
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	9,715,000	92,102,384
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	52,000	80,778,220

	Face Amount^	Value†
	(000)
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	10,718,000	$101,384,634
TOTAL — GERMANY		405,060,188
NETHERLANDS — (5.8%)
BONDS — (5.8%)
Bank Nederlandse Gemeenten (t) 5.100%, 08/05/08	11,300	10,743,694
(j) 0.800%, 09/22/08	9,300,000	88,214,761
(f) 2.000%, 12/30/08	4,000	3,819,867
Rabobank Nederland (j) 0.200%, 06/20/08	8,100,000	76,813,233
(f) 3.500%, 12/29/08	15,500	14,915,766
TOTAL — NETHERLANDS		194,507,321
SPAIN — (1.9%)
BONDS — (1.9%)
Instituto de Credito Oficial 3.000%, 06/16/08	6,500	10,106,257
(j) 0.800%, 09/28/09	5,638,000	53,309,531
TOTAL — SPAIN		63,415,788
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
BONDS — (2.4%)
Inter-American Development Bank (j) 1.900%, 07/08/09	7,400,000	70,871,180
Nordic Investment Bank (t) 4.320%, 06/02/08	9,200	8,793,394
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		79,664,574
SWEDEN — (0.3%)
BONDS — (0.3%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	9,329,982
UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
Bank of Scotland P.L.C. (j) 0.800%, 10/02/08	5,922,000	56,142,380
UNITED STATES — (68.4%)
AGENCY OBLIGATIONS — (5.2%)
Federal Home Loan Bank 4.875%, 05/14/10	48,200	49,749,678
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	23,000	22,878,100
Federal National Mortgage Association 4.125%, 05/15/10	20,000	20,384,380
2.375%, 05/20/10	80,000	78,848,880
TOTAL AGENCY OBLIGATIONS		171,861,038

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
BONDS — (25.7%)
American Express Centurion Floating Rate Note
(r) 5.561%, 06/12/09	84,000	$83,352,192
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	97,400	97,350,813
Citigroup, Inc. (j) 0.800%, 10/30/08	2,263,000	21,439,252
Deutche Bank AG Floating Rate Note (r) 3.565%, 02/16/10	90,000	90,029,430
General Electric Capital Corp.
(j) 0.550%, 10/14/08	3,688,000	34,893,581
(j) 0.750%, 02/05/09	4,497,000	42,544,853
(f) 2.250%, 02/09/09	21,000	20,036,267
Georgia Power Co. Floating Rate Note (r) 3.400%, 03/17/10	67,500	66,691,822
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	25,200	25,260,480
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,763,750
Toyota Motor Credit Corp.
(j) 0.750%, 06/09/08	8,456,000	80,214,088
(t) 4.940%, 09/22/08	25,000	23,660,513
Wachovia Corp. Floating Rate Note
(r) 5.500%, 02/23/09	45,000	44,728,470
(r) 5.465%, 11/24/09	50,000	49,466,150
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	89,483,310
TOTAL BONDS		858,914,971
CERTIFICATES OF DEPOSIT INTEREST BEARING — (4.6%)
Barclays Bank 2.680%, 07/01/08	25,000	25,000,000
2.800%, 07/31/08	35,000	35,000,000
Royal Bank of Canada 2.490%, 06/18/08	95,000	95,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		155,000,000
COMMERCIAL PAPER — (32.9%)
Abbey National North America 2.520%, 08/12/08	36,000	35,810,114
ABN-AMRO North American Finance, Inc.
2.550%, 08/21/08	20,000	19,880,018
Allianz Finance Corp. 2.500%, 08/18/08	23,000	22,867,621
Bank of Nova Scotia 2.780%, 06/23/08	9,000	8,986,002
2.670%, 07/24/08	75,000	74,714,685
2.520%, 08/13/08	15,000	14,919,687
BNP Paribas Finance, Inc. 2.600%, 08/14/08	76,000	75,587,016

	Face Amount^	Value†
	(000)
Caisse Centrale Desjardins Du Quebec 2.600%, 07/07/08	19,000	$18,952,088
CBA (DE) Finance, Inc. 2.450%, 06/12/08	22,925	22,906,126
Ciesco L.P. 2.500%, 06/09/08	80,000	79,940,224
Danske Corp. 2.920%, 07/18/08	58,000	57,805,323
Dexia Delaware LLC 2.510%, 06/16/08	10,000	9,989,139
2.570%, 06/18/08	85,000	84,895,926
New Center Asset Trust 2.650%, 06/02/08	20,000	19,995,516
2.800%, 06/11/08	75,000	74,932,747
Royal Bank of Scotland P.L.C. 2.820%, 07/21/08	95,000	94,659,967
Societe Generale North America 2.700%, 08/05/08	77,000	76,636,291
2.670%, 08/14/08	20,000	19,891,320
Svenska Handelsbanken 2.730%, 06/02/08	83,000	82,984,230
2.550%, 08/11/08	14,000	13,927,267
UBS Finance Delaware, Inc. 2.600%, 07/10/08	95,000	94,738,712
Westpac Banking Corp. 2.650%, 06/09/08	95,000	94,939,837
TOTAL COMMERCIAL PAPER		1,099,959,856
TOTAL — UNITED STATES		2,285,735,865
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $21,190,000 FHLMC 6.50%, 09/01/37, valued at $19,148,195) to be repurchased at $18,866,050	$18,863	18,863,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,216,016,433)		$3,341,443,916

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $339,733, $0, $968,283, and $1,384,071 of securities on loan, respectively)	$4,591,920	$285,848	$10,057,874	$8,122,545
Temporary Cash Investments at Value	106,082	1,978	34,255	78,276
Collateral Received from Securities on Loan at Value	351,868	—	1,009,738	1,472,185
Foreign Currencies at Value	—	11	—	—
Cash	4,691	—	1	—
Receivables:
Investment Securities Sold	—	55	417	19,801
Dividends and Interest	8,819	1,419	14,611	7,559
Securities Lending Income	104	—	511	1,402
Fund Shares Sold	9,041	—	4,664	778
Fund Margin Variation	164	555	—	—
Unrealized Gain on Swap Contracts	—	668	—	—
Unrealized Gain on Forward Currency Contracts	—	1,338	—	—
Prepaid Expenses and Other Assets	24	5	30	26
Total Assets	5,072,713	291,877	11,122,101	9,702,572
LIABILITIES:
Payables:
Upon Return of Securities Loaned	351,868	—	1,009,738	1,472,185
Investment Securities Purchased	—	—	17,840	16,181
Fund Shares Redeemed	229	2,558	302	—
Due to Advisor	96	12	837	1,344
Unrealized Loss on Forward Currency Contracts	—	18	—	—
Accrued Expenses and Other Liabilities	246	19	435	409
Total Liabilities	352,439	2,607	1,029,152	1,490,119
NET ASSETS	$4,720,274	$289,270	$10,092,949	$8,212,453
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	32,517,320	463,872,100	456,186,793
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$8.90	$21.76	$18.00
Investments at Cost	$3,422,315	$274,858	$8,746,032	$8,784,841
Temporary Cash Investments at Cost	$106,082	$1,978	$34,255	$78,276
Collateral Received from Securities on Loan at Cost	$351,868	$—	$1,009,738	$1,472,185
Foreign Currencies at Cost	—	$11	—	—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$294,884	$8,517,981	$8,440,772
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	5,163	42,721	16,832
Accumulated Net Realized Gain (Loss)	N/A	(41,477)	220,405	417,145
Net Unrealized Foreign Exchange Gain (Loss)	N/A	1,343	—	—
Net Unrealized Appreciation (Depreciation)	N/A	29,357	1,311,842	(662,296)
NET ASSETS	N/A	$289,270	$10,092,949	$8,212,453
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $748,602, $927,258, $1,038,244 and $432,160 of securities on loan, respectively)	$3,059,340	$4,210,739	$8,685,267	$1,457,227
Temporary Cash Investments at Value	18,579	11,417	8,886	637
Collateral Received from Securities on Loan at Value	790,344	996,496	1,102,840	464,990
Foreign Currencies at Value	—	—	83,149	598
Cash	—	—	15	16
Receivables:
Investment Securities Sold	5,651	5,636	19,005	—
Dividends, Interest, and Tax Reclaims	2,096	2,778	42,675	13,098
Securities Lending Income	1,128	1,818	5,872	762
Fund Shares Sold	3,480	1	6,484	80
Prepaid Expenses and Other Assets	11	33	32	4
Total Assets	3,880,629	5,228,918	9,954,225	1,937,412
LIABILITIES:
Payables:
Upon Return of Securities Loaned	790,344	996,495	1,102,840	464,990
Investment Securities Purchased	4,609	1,257	66,079	77
Fund Shares Redeemed	—	4	896	—
Due to Advisor	75	344	1,483	121
Accrued Expenses and Other Liabilities	156	246	467	89
Total Liabilities	795,184	998,346	1,171,765	465,277
NET ASSETS	$3,085,445	$4,230,572	$8,782,460	$1,472,135
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	212,039,355	457,049,864	412,509,956	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.55	$9.26	$21.29	N/A
Investments at Cost	$3,060,239	$4,342,746	$7,108,715	$1,606,225
Temporary Cash Investments at Cost	$18,579	$11,417	$8,886	$637
Collateral Received from Securities on Loan at Cost	$790,344	$996,496	$1,102,840	$464,990
Foreign Currencies at Cost	—	—	$82,235	$605
NET ASSETS CONSIST OF:
Paid-In Capital	$3,035,717	$4,152,589	$6,697,333	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,324	15,360	198,040	N/A
Accumulated Net Realized Gain (Loss)	41,303	194,630	309,805	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(184)	N/A
Net Unrealized Appreciation (Depreciation)	(899)	(132,007)	1,577,466	N/A
NET ASSETS	$3,085,445	$4,230,572	$8,782,460	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $341,016, $46,432, $651,152 and $73,452 of securities on loan, respectively)	$1,083,780	$1,066,110	$2,220,413	$445,354
Temporary Cash Investments at Value	2,094	1,689	13,464	5,010
Collateral Received from Securities on Loan at Value	397,923	49,861	696,090	78,103
Foreign Currencies at Value	3,888	6,296	11,317	645
Cash	15	16	15	16
Receivables:
Investment Securities Sold	143	264	928	834
Dividends, Interest, and Tax Reclaims	2,224	7,508	6,712	370
Securities Lending Income	487	36	1,325	102
Fund Shares Sold	—	53	143	—
Prepaid Expenses and Other Assets	4	3	7	2
Total Assets	1,490,558	1,131,836	2,950,414	530,436
LIABILITIES:
Payables:
Upon Return of Securities Loaned	397,923	49,861	696,090	78,103
Investment Securities Purchased	1,807	2,179	10,648	4,018
Fund Shares Redeemed	38	—	—	—
Due to Advisor	89	91	187	35
Accrued Expenses and Other Liabilities	68	62	145	33
Total Liabilities	399,925	52,193	707,070	82,189
NET ASSETS	$1,090,633	$1,079,643	$2,243,344	$448,247
Investments at Cost	$825,905	$887,636	$1,530,209	$445,706
Temporary Cash Investments at Cost	$2,094	$1,689	$13,464	$5,010
Collateral Received from Securities on Loan at Cost	$397,923	$49,861	$696,090	$78,103
Foreign Currencies at Cost	$3,801	$6,276	$11,297	$641

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $293,740, $162,766, $0, and $0 of securities on loan, respectively)	$3,307,249	$1,303,072	$3,515,613	$3,322,581
Temporary Cash Investments at Value	11,272	5,364	14,100	18,863
Collateral Received from Securities on Loan at Value	326,039	184,158	—	—
Foreign Currencies at Value	6,702	5,190	—	136
Cash	15	16	—	16
Receivables:
Investment Securities Sold	1,817	448	—	10,096
Dividends, Interest, and Tax Reclaims	12,140	5,119	4,522	15,942
Securities Lending Income	368	331	—	—
Fund Shares Sold	2,084	647	143	620
Unrealized Gain on Forward Currency Contracts	—	—	—	13,524
Prepaid Expenses and Other Assets	17	6	10	11
Total Assets	3,667,703	1,504,351	3,534,388	3,381,789
LIABILITIES:
Payables:
Upon Return of Securities Loaned	326,039	184,158	—	—
Investment Securities Purchased	8,721	6,182	—	—
Fund Shares Redeemed	—	—	10,885	—
Due to Advisor	278	223	147	140
Forward Currency Contracts	—	—	—	335
Unrealized Loss on Forward Currency Contracts	—	—	—	209
Deferred Thailand Capital Gains Tax	2,836	1,347	—	—
Accrued Expenses and Other Liabilities	331	154	131	147
Total Liabilities	338,205	192,064	11,163	831
NET ASSETS	$3,329,498	$1,312,287	$3,523,225	$3,380,958
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	352,860,037	323,446,886
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$9.98	$10.45
Investments at Cost	$1,739,191	$989,295	$3,521,023	$3,197,153
Temporary Cash Investments at Cost	$11,272	$5,364	$14,100	$18,863
Collateral Received from Securities on Loan at Cost	$326,039	$184,158	—	—
Foreign Currencies at Cost	$6,475	$5,132	—	$133
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,535,163	$3,256,815
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	8,126	35,089
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,654)	(50,130)
Net Unrealized Foreign Exchange Gain (Loss)		N/A	N/A	13,753
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(5,410)	125,431
NET ASSETS	N/A	N/A	$3,523,225	$3,380,958
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$44,525	—	$82,991	$52,287
Interest	1,337	$4,403	944	1,532
Income from Securities Lending	522	—	1,544	6,985
Total Investment Income	46,384	4,403	85,479	60,804
Expenses
Investment Advisory Services Fees	548	74	4,802	8,097
Accounting & Transfer Agent Fees	224	25	478	406
S&P 500® Fees	43	3	—	—
Custodian Fees	32	11	51	65
Shareholders' Reports	25	2	50	50
Directors'/Trustees' Fees & Expenses	5	—	36	15
Legal Fees	28	1	19	22
Audit Fees	29	2	60	57
Other	15	1	33	38
Total Expenses	949	119	5,529	8,750
Net Investment Income (Loss)	45,435	4,284	79,950	52,054
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	(6)	292,276	384,005
Futures	(8,462)	(39,502)	(1,860)	(5,590)
Foreign Currency Transactions	—	(625)	—	—
Swap Contracts	—	(2,465)	—	—
In-Kind Redemptions	—	—	48,401 *	40,823 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(221,944)	(1,522)	(409,298)	(633,205)
Futures	440	18,868	—	—
Swap Contracts	—	1,527	—	—
Translation of Foreign Currency Denominated Amounts	—	3,107	—	—
Net Realized and Unrealized Gain (Loss)	(239,571)	(20,618)	(70,481)	(213,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,136)	$(16,334)	$9,469	$(161,913)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,839 and $1,183, respectively)	$13,926	$23,210	$213,593	$15,754
Interest	386	523	654	41
Income from Securities Lending	5,805	9,751	12,910	4,926
Total Investment Income	20,117	33,484	227,157	20,721
Expenses
Investment Advisory Services Fees	457	2,094	8,762	692
Accounting & Transfer Agent Fees	159	215	440	80
Custodian Fees	44	35	553	102
Shareholders' Reports	19	25	42	7
Directors'/Trustees' Fees & Expenses	6	8	38	4
Legal Fees	7	10	18	3
Audit Fees	22	29	53	9
Other	81	17	58	14
Total Expenses	795	2,433	9,964	911
Net Investment Income (Loss)	19,322	31,051	217,193	19,810
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,567)	195,425	198,179	6,247
Futures	—	—	(1,153)	(16)
Foreign Currency Transactions	—	—	(1,489)	545
In-Kind Redemptions	46,908 *	—	115,020 *	2,237 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(163,631)	(449,192)	(1,139,285)	(81,555)
Translation of Foreign Currency Denominated Amounts	—	—	(286)	(975)
Net Realized and Unrealized Gain (Loss)	(120,290)	(253,767)	(829,014)	(73,517)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,968)	$(222,716)	$(611,821)	$(53,707)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $244, $22, $6,633 and $210, respectively)	$18,367	$19,890	$41,315	$1,164
Interest	140	65	201	92
Income from Securities Lending	3,007	167	5,158	378
Total Investment Income	21,514	20,122	46,674	1,634
Expenses
Investment Advisory Services Fees	528	530	1,055	160
Accounting & Transfer Agent Fees	64	64	115	28
Custodian Fees	142	38	246	110
Shareholders' Reports	4	6	10	—
Directors'/Trustees' Fees & Expenses	5	4	9	2
Legal Fees	2	3	5	—
Audit Fees	6	7	13	1
Other	15	10	19	2
Total Expenses	766	662	1,472	303
Net Investment Income (Loss)	20,748	19,460	45,202	1,331
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	59,945	43,789	78,317	3,691
Futures	(283)	—	(358)	—
Foreign Currency Transactions	(159)	(298)	611	(324)
In-Kind Redemptions	3,762 *	6,080 *	9,962 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(128,388)	(172,625)	(167,129)	6,223
Translation of Foreign Currency Denominated Amounts	—	74	79	5
Net Realized and Unrealized Gain (Loss)	(65,123)	(122,980)	(78,518)	9,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,375)	$(103,520)	$(33,316)	$10,926

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,024, $1,157, $0 and $0, respectively)	$44,302	$18,807	—	—
Interest	159	71	$61,029	$50,510
Income from Securities Lending	2,232	2,180	—	—
Total Investment Income	46,693	21,058	61,029	50,510
Expenses
Investment Advisory Services Fees	1,681	1,372	839	842
Accounting & Transfer Agent Fees	176	79	173	176
Custodian Fees	1,121	543	20	116
Shareholders' Reports	14	5	14	14
Directors'/Trustees' Fees & Expenses	13	7	9	10
Legal Fees	8	4	5	5
Audit Fees	21	17	19	18
Other	43	21	9	9
Total Expenses	3,077	2,048	1,088	1,190
Net Investment Income (Loss)	43,616	19,010	59,941	49,320
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	106,057	—	218
Futures	(361)	(439)	—	—
Foreign Currency Transactions	(1,564)	(1,406)	—	(24,909)
(Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	(240,673)	(2,366)	27,626
Translation of Foreign Currency Denominated Amounts	59	(70)	—	8,861
Deferred Thailand Capital Gains Tax	749	189	—	—
Net Realized and Unrealized Gain (Loss)	(125,383)	(136,342)	(2,366)	11,796
Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,767)	$(117,332)	$57,575	$61,116

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,435	$94,262	$4,284	$13,033	$79,950	$146,991	$52,054	$129,169
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,605)	10,206	(6)	(538)	292,276	(118,412)	384,005	1,072,520
Futures	(8,462)	3,585	(39,502)	28,285	(1,860)	—	(5,590)	—
Foreign Currency Transactions	—	—	(625)	(882)	—	—	—	—
Swap Contracts	—	—	(2,465)	1,469	—	—	—	—
In-Kind Redemptions	—	529,199 *	—	—	48,401 *	—	40,823 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(221,944)	(217,829)	(1,522)	2,487	(409,298)	(150,559)	(633,205)	(1,994,517)
Futures	440	(216)	18,868	(21,293)	—	—	—	—
Swap Contracts	—	—	1,527	(1,162)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	3,107	4,461	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(194,136)	419,207	(16,334)	25,860	9,469	(121,980)	(161,913)	(792,828)
Distributions From:
Net Investment Income	—	—	(6,460)	(10,384)	(39,167)	(146,268)	(38,126)	(128,093)
Net Short-Term Gains	—	—	(4,443)	(11,623)	—	(14,058)	—	(77,426)
Net Long-Term Gains	—	—	(4,238)	(14,452)	—	(463,917)	(1,046,424)	(868,641)
Total Distributions	—	—	(15,141)	(36,459)	(39,167)	(624,243)	(1,084,550)	(1,074,160)
Capital Share Transactions (1):
Shares Issued	—	—	7,290	57,240	610,629	1,783,358	303,864	1,462,057
Shares Issued in Lieu of Cash Distributions	—	—	14,499	35,498	39,167	600,794	1,063,781	1,046,092
Shares Redeemed	—	—	(38,160)	(92,306)	(686,471)*	(344,913)	(714,224)*	(1,280,078)
Net Increase (Decrease) from Capital Share Transactions	—	—	(16,371)	432	(36,675)	2,039,239	653,421	1,228,071
Transactions in Interest:
Contributions	485,710	616,294	—	—	—	—	—	—
Withdrawals	(77,649)	(1,482,132)*	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	408,061	(865,838)	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	213,925	(446,631)	(47,846)	(10,167)	(66,373)	1,293,016	(593,042)	(638,917)
Net Assets
Beginning of Period	4,506,349	4,952,980	337,116	347,283	10,159,322	8,866,306	8,805,495	9,444,412
End of Period	$4,720,274	$4,506,349	$289,270	$337,116	$10,092,949	$10,159,322	$8,212,453	$8,805,495
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	830	5,792	29,262	75,958	16,711	62,384
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1,579	3,725	1,966	26,704	59,624	45,298
Shares Redeemed	N/A	N/A	(4,323)	(9,298)	(33,177)	(15,046)	(40,855)	(55,385)
	N/A	N/A	(1,914)	219	(1,949)	87,616	35,480	52,297
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	$5,163	$7,339	$42,721	$1,938	$16,832	$2,904

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,322	$49,102	$31,051	$66,529	$217,193	$274,613	$19,810	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,567)	303,991	195,425	379,499	198,179	654,522	6,247	51,317
Futures	—	—	—	—	(1,153)	—	(16)	—
Foreign Currency Transactions	—	—	—	—	(1,489)	2,498	545	(227)
In-Kind Redemptions	46,908 *	—	—	—	115,020 *	—	2,237 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(163,631)	(417,060)	(449,192)	(602,264)	(1,139,285)	403,307	(81,555)	(103,081)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(286)	(180)	(975)	144
Net Increase (Decrease) in Net Assets Resulting from Operations	(100,968)	(63,967)	(222,716)	(156,236)	(611,821)	1,334,760	(53,707)	(22,207)
Distributions From:
Net Investment Income	(10,888)	(49,031)	(17,074)	(66,185)	(28,880)	(278,093)	—	—
Net Short-Term Gains	(7,560)	(37,237)	(31,555)	(61,220)	(22,542)	(14,957)	—	—
Net Long-Term Gains	(258,983)	(200,073)	(347,536)	(375,219)	(614,160)	(185,943)	—	—
Total Distributions	(277,431)	(286,341)	(396,165)	(502,624)	(665,582)	(478,993)	—	—
Capital Share Transactions (1):
Shares Issued	255,736	368,763	96,136	424,272	558,573	1,731,698	—	—
Shares Issued in Lieu of Cash Distributions	273,453	282,015	388,689	490,524	652,416	465,562	—	—
Shares Redeemed	(656,058)*	(328,261)	(337,579)	(379,775)	(789,847)*	(871,558)	—	—
Net Increase (Decrease) from Capital Share Transactions	(126,869)	322,517	147,246	535,021	421,142	1,325,702	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	50,677	227,009
Withdrawals	—	—	—	—	—	—	(29,656)*	(85,703)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	21,021	141,306
Total Increase (Decrease) in Net Assets	(505,268)	(27,791)	(471,635)	(123,839)	(856,261)	2,181,469	(32,686)	119,099
Net Assets
Beginning of Period	3,590,713	3,618,504	4,702,207	4,826,046	9,638,721	7,457,252	1,504,821	1,385,722
End of Period	$3,085,445	$3,590,713	$4,230,572	$4,702,207	$8,782,460	$9,638,721	$1,472,135	$1,504,821
(1) Shares Issued and Redeemed:
Shares Issued	18,216	21,414	10,546	37,031	26,415	72,431	N/A	N/A
Shares Issued in Lieu of Cash Distributions	18,655	16,905	40,657	44,051	30,340	20,227	N/A	N/A
Shares Redeemed	(46,382)	(18,741)	(36,079)	(33,095)	(38,486)	(36,444)	N/A	N/A
	(9,511)	19,578	15,124	47,987	18,269	56,214	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,324	$890	$15,360	$1,383	$198,040	$9,727	N/A	N/A

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,748	$36,380	$19,460	$33,556	$45,202	$48,296	$1,331	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	59,945	111,215	43,789	42,995	78,317	151,648	3,691	1,663
Futures	(283)	—	—	—	(358)	—	—	—
Foreign Currency Transactions	(159)	874	(298)	397	611	559	(324)	(413)
In-Kind Redemptions	3,762 *	—	6,080 *	—	9,962 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(128,388)	232,165	(172,625)	(51,516)	(167,129)	126,217	6,223	(6,570)
Translation of Foreign Currency Denominated Amounts	—	(25)	74	(10)	79	83	5	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,375)	380,609	(103,520)	25,422	(33,316)	326,803	10,926	(4,939)
Transactions in Interest:
Contributions	33,755	123,444	39,996	36,898	97,566	103,548	223,792	222,468
Withdrawals	(103,901)*	(48,526)	(15,413)*	(21,566)	(77,028)*	(49,423)	—	(4,000)
Net Increase (Decrease) from Transactions in Interest	(70,146)	74,918	24,583	15,332	20,538	54,125	223,792	218,468
Total Increase (Decrease) in Net Assets	(114,521)	455,527	(78,937)	40,754	(12,778)	380,928	234,718	213,529
Net Assets
Beginning of Period	1,205,154	749,627	1,158,580	1,117,826	2,256,122	1,875,194	213,529	—
End of Period	$1,090,633	$1,205,154	$1,079,643	$1,158,580	$2,243,344	$2,256,122	$448,247	$213,529

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,616	$76,347	$19,010	$23,921	$59,941	$157,046	$49,320	$103,173
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	143,019	106,057	107,316	—	(74)	218	(3,439)
Futures	(361)	—	(439)	—	—	—	—	—
Foreign Currency Transactions	(1,564)	(111)	(1,406)	(336)	—	—	(24,909)	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	859,017	(240,673)	279,364	(2,366)	(2,138)	27,626	24,384
Translation of Foreign Currency Denominated Amounts	59	(27)	(70)	76	—	—	8,861	56,392
Deferred Thailand Capital Gains Tax	749	(884)	189	(450)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,767)	1,077,361	(117,332)	409,891	57,575	154,834	61,116	147,970
Distributions From:
Net Investment Income	—	—	—	—	(65,212)	(152,964)	(54,646)	(79,311)
Total Distributions	—	—	—	—	(65,212)	(152,964)	(54,646)	(79,311)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	573,879	1,322,342	170,887	722,901
Shares Issued in Lieu of Cash Distributions	—	—	—	—	63,728	148,906	54,217	78,772
Shares Redeemed	—	—	—	—	(335,889)	(663,105)	(152,711)	(137,011)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	301,718	808,143	72,393	664,662
Transactions in Interest:
Contributions	108,959	481,891	80,082	360,040	—	—	—	—
Withdrawals	(405,484)	(266,433)	(176,034)	(147,889)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	(296,525)	215,458	(95,952)	212,151	—	—	—	—
Total Increase (Decrease) in Net Assets	(378,292)	1,292,819	(213,284)	622,042	294,081	810,013	78,863	733,321
Net Assets
Beginning of Period	3,707,790	2,414,971	1,525,571	903,529	3,229,144	2,419,131	3,302,095	2,568,774
End of Period	$3,329,498	$3,707,790	$1,312,287	$1,525,571	$3,523,225	$3,229,144	$3,380,958	$3,302,095
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	57,461	132,195	16,448	69,860
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	6,398	14,922	5,269	7,641
Shares Redeemed	N/A	N/A	N/A	N/A	(33,667)	(66,333)	(14,692)	(13,289)
	N/A	N/A	N/A	N/A	30,192	80,784	7,025	64,212
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	N/A	$8,126	$13,397	$35,089	$40,415

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	(4.44	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,720,274		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.07	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	2	%(C)	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.79	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.58)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	(0.45)	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.19)	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.25)	(0.77)	(0.12)	—	—	—
Total Distributions	(0.44)	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$8.90	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	(4.70	)%(C)	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$289,270	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.88	%(B)	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	21	%(C)	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$20.93	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.44)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(0.33)	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.09)	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.51)	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.60)	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$18.00	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(1.44	)%(C)	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$8,212,453	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.29	%(B)	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	13	%(C)	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$16.21	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.47)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(0.38)	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.05)	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.23)	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.28)	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$14.55	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(2.35	)%(C)	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$3,085,445	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.27	%(B)	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	10	%(C)	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.64	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(0.46)	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.04)	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(0.88)	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(0.92)	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$9.26	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(4.63	)%(C)	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$4,230,572	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.48	%(B)	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	7	%(C)	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(3.75	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,472,135		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.86	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	2	%(C)	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.92	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$1,079,643		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.67	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	12	%(C)	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(3.11	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,090,633		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.93	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	9	%(C)	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.47	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$2,243,344		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.28	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	8	%(C)	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Six Months Ended May 31, 2008		For the Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)
Total Return	1.09	%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$448,247		$213,529
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)	6	%(C)

	The Emerging Markets Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.94	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$3,329,498		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.59	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	7	%(C)	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(7.87	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$1,312,287		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.77	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	7	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.01	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.17	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.20)	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.20)	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$9.98	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	1.68	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,523,225	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.57	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	0	%(C)	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.44	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.18	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.17)	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	—	(0.02)	—	—
Total Distributions	(0.17)	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.45	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	1.77	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,380,958	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.93	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	14	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$4,591,920	$457,951	—	$5,049,871	$1,622	—	—	$1,622
The Enhanced U.S. Large Company Series	1,978	285,848	—	287,826	17,700	$1,988	—	19,688
The U.S. Large Cap Value Series	10,057,874	1,043,993	—	11,101,867	—	—	—	—
The U.S. Small Cap Value Series	8,121,867	1,551,139	—	9,673,006	—	—	—	—
The U.S. Small Cap Series	3,059,215	809,048	—	3,868,263	—	—	—	—
The U.S. Micro Cap Series	4,221,986	996,666	—	5,218,652	—	—	—	—
The DFA International Value Series	1,700,925	8,096,069	—	9,796,994	—	—	—	—
The Japanese Small Company Series	8,040	1,914,814	—	1,922,854	—	—	—	—
The Asia Pacific Small Company Series	26,800	1,456,997	—	1,483,797	—	—	—	—
The United Kingdom Small Company Series	2,035	1,115,625	—	1,117,660	—	—	—	—
The Continental Small Company Series	5,089	2,924,879	—	2,929,968	—	—	—	—
The Canadian Small Company Series	445,125	83,342	—	528,467	—	—	—	—
The Emerging Markets Series	1,267,665	2,376,895	—	3,644,560	—	—	—	—
The Emerging Markets Small Cap Series	311,825	1,180,769	—	1,492,594	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,529,713	—	3,529,713	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,341,444	—	3,341,444	—	13,315	—	13,315

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$92
The Enhanced U.S. Large Company Series	6
The U.S. Large Cap Value Series	202
The U.S. Small Cap Value Series	170
The U.S. Small Cap Series	64
The U.S. Micro Cap Series	88
The DFA International Value Series	184
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	22
The Continental Small Company Series	44
The Canadian Small Company Series	7
The Emerging Markets Series	71
The Emerging Markets Small Cap Series	29
The DFA One-Year Fixed Income Series	70
The DFA Two-Year Global Fixed Income Series	71

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$440,262	$65,104
The Enhanced U.S. Large Company Series	$29,447	—	65,664	36,426
The U.S. Large Cap Value Series	—	—	842,246	755,345

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$1,073,887	$1,375,317
The U.S. Small Cap Series	—	—	310,017	636,769
The U.S. Micro Cap Series	—	—	276,238	471,866
The DFA International Value Series	—	—	809,952	889,949
The Japanese Small Company Series	—	—	68,932	34,177
The Asia Pacific Small Company Series	—	—	94,795	141,283
The United Kingdom Small Company Series	—	—	164,005	126,719
The Continental Small Company Series	—	—	223,579	178,539
The Canadian Small Company Series	—	—	239,369	19,928
The Emerging Markets Series	—	—	235,103	498,760
The Emerging Markets Small Cap Series	—	—	100,221	174,833
The DFA One-Year Fixed Income Series	$565,883	—	133,200	—
The DFA Two-Year Global Fixed Income Series	172,637	—	364,411	308,586

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(1,627)	$1,627
The U.S. Large Cap Value Series	—	(270)	270
The U.S. Small Cap Value Series	$25,705	(19)	(25,686)
The U.S. Small Cap Series	37,017	—	(37,017)
The DFA International Value Series	—	20,352	(20,352)
The DFA Two-Year Global Fixed Income Series	—	(37,010)	37,010

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$9,903	$4,219	—	$14,122
The U.S. Large Cap Value Series	2,141	—	$(118,411)	(116,270)
The U.S. Small Cap Value Series	3,105	1,047,283	—	1,050,388
The U.S. Small Cap Series	8,406	258,820	—	267,226
The U.S. Micro Cap Series	33,072	347,556	—	380,628
The DFA International Value Series	37,777	613,845	—	651,622
The DFA One-Year Fixed Income Series	13,457	—	(14,654)	(1,197)
The DFA Two-Year Global Fixed Income Series	44,756	—	(25,439)	19,317

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$118,411
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	74	14,654
The DFA Two-Year Global Fixed Income Series	5,242	11,188	9,009	—	25,439

During the year ended November 30, 2007, The DFA Two-Year Global Fixed Income Series utilized capital loss carryforwards of $1,031 (in thousands) to offset realized capital gains for federal income tax purposes.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$5,687	$36,619
The Japanese Small Company Series	2,086	3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105
The Emerging Markets Series	1,160	1,623
The Emerging Markets Small Cap Series	374	530

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,056,042	$1,471,821	$(477,993)	$993,828
The Enhanced U.S. Large Company Series	276,836	11,355	(365)	10,990
The U.S. Large Cap Value Series	9,790,025	2,350,917	(1,039,075)	1,311,842
The U.S. Small Cap Value Series	10,338,204	1,471,171	(2,136,369)	(665,198)
The U.S. Small Cap Series	3,872,261	682,388	(686,386)	(3,998)
The U.S. Micro Cap Series	5,351,539	1,053,473	(1,186,360)	(132,887)
The DFA International Value Series	8,220,521	2,182,009	(605,537)	1,576,472
The Japanese Small Company Series	2,074,519	164,565	(316,230)	(151,665)
The Asia Pacific Small Company Series	1,226,647	388,120	(130,970)	257,150
The United Kingdom Small Company Series	939,187	304,054	(125,581)	178,473
The Continental Small Company Series	2,239,764	824,530	(134,327)	690,203
The Canadian Small Company Series	528,819	45,004	(45,356)	(352)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$2,077,330	$1,645,579	$(78,349)	$1,567,230
The Emerging Markets Small Cap Series	1,178,821	424,758	(110,985)	313,773
The DFA One-Year Fixed Income Series	3,535,123	89	(5,499)	(5,410)
The DFA Two-Year Global Fixed Income Series	3,216,016	128,515	(3,087)	125,428

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2008, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/16/08	6,574,482	Japanese Yen	$63,564	$62,423	$1,141
06/27/08	10,754	Australian Dollar	10,223	10,241	(18)
06/27/08	10,049	Swiss Franc	9,741	9,644	97
06/27/08	7,195	Euro	11,278	11,178	100
			$94,806	$93,486	$1,320

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2008	Unrealized Foreign Exchange Gain (Loss)
06/16/08	30,829,121	Japanese Yen	$298,063	$292,713	$5,350
06/20/08	32,562,377	Japanese Yen	311,218	309,237	1,981
06/27/08	26,342,223	Japanese Yen	253,580	250,262	3,318
06/27/08	158,605	Swiss Franc	153,750	152,212	1,538
06/27/08	96,685	Euro	151,559	150,222	1,337
06/27/08	126,232	Australian Dollar	120,004	120,213	(209)
			$1,288,174	$1,274,859	$13,315

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At May 31, 2008, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 20, 2008	309	$108,196	$1,622

Large Company had approximately $4,691 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 20, 2008	793	$277,669	$17,699

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) minus 0.05% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2008, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 5% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	April 14, 2008	October 10, 2008	$13,328	$668

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	4.03%	$5,774	4	$3	$5,880
The U.S. Small Cap Value Series	4.53%	20,332	3	8	32,000
The U.S. Small Cap Series	4.79%	36,625	14	68	75,420
The U.S. Micro Cap Series	4.56%	1,759	4	1	2,338

There were no outstanding borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	4.20%	$11,197	16	$21	$27,822
The Japanese Small Company Series	4.97%	1,011	7	1	1,239
The Asia Pacific Small Company Series	3.75%	5,228	7	4	6,179
The United Kingdom Small Company Series	3.73%	975	5	1	4,103
The Continental Small Company Series	4.26%	1,360	7	1	3,466
The Emerging Markets Series	4.60%	9,888	17	21	18,238
The Emerging Markets Small Cap Series	3.70%	2,211	25	6	5,337

There were no outstanding borrowings by the Series under this line of credit during the six months ended May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the six months ended May 31, 2008, the following Series realized net gains of in-kind redemptions (amounts in thousands):

The U.S. Large Cap Value Series	$48,401
The U.S. Small Cap Value Series	40,823
The U.S. Small Cap Series	46,908
The DFA International Value Series	115,020
The Japanese Small Company Series	2,237
The Asia Pacific Small Company Series	3,762
The United Kingdom Small Company Series	6,080
The Continental Small Company Series	9,962

During the year ended November 30, 2007, The U.S. Large Company Series realized $529,199 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the T.A. World ex U.S. Core Equity Portfolio and DFA Selectively Hedged Global Fixed Income Portfolio) (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The U.S. Micro Cap Series, The U.S. Small Cap Series, The U.S. Small Cap Value Series, U.S. Targeted Value Portfolio, The Japanese Small Company Series, The DFA Two-Year Global Fixed Income Series, and DFA Five-Year Global Fixed Income Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Meeting, the Board also considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, T.A. World ex U.S. Core Equity Portfolio (the "T.A. World Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the T.A. World Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the T.A. World Portfolio, including the resources of the Advisor to be dedicated to the T.A. World Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the T.A. World Portfolio; (iv) the profitability realized by the Advisor from its relationship with the T.A. World Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the T.A. World Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the T.A. World Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the T.A. World Portfolio, and the resources of the Advisor dedicated to the T.A. World Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the T.A. World Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the T.A. World Portfolio. The Board noted that the services that were proposed to be provided to the T.A. World Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the T.A. World Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the T.A. World Portfolio, and compared the fees to be charged to the T.A. World Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the T.A. World Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the T.A. World Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the T.A. World Portfolio's peer group. The Board also concluded that, given that the T.A. World Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the T.A. World Portfolio had not yet commenced investment operations, there was no investment performance for either the T.A. World Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the T.A. World Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the T.A. World Portfolio was in the best interests of the Portfolio and its shareholders.

At the Board meeting held on August 30, 2007 (the "August Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, DFA Selectively Hedged Global Fixed Income Portfolio (the "Selectively Hedged Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Selectively Hedged Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Selectively Hedged Portfolio, including the resources of the Advisor to be dedicated to the Selectively Hedged Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Selectively Hedged Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Selectively Hedged Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Selectively Hedged Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Selectively Hedged Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Selectively Hedged Portfolio, and the resources of the Advisor dedicated to the Selectively Hedged Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Selectively Hedged Portfolio. The Board noted that the services that were proposed to be provided to the Selectively Hedged Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Selectively Hedged Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Selectively Hedged Portfolio, and compared the fees to be charged to the Selectively Hedged Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Selectively Hedged Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Selectively Hedged Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Selectively Hedged Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Selectively Hedged Portfolio had not yet commenced investment operations, there was no investment performance for either the Selectively Hedged Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Selectively Hedged Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Selectively Hedged Portfolio was in the best interests of the Portfolio and its shareholders.

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DFA053108-001S

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,000.70	0.33%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.35	0.33%	$1.67
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,016.30	0.30%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.30%	$1.52
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,010.60	0.29%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.55	0.29%	$1.47

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Total
LWAS/DFA Two-Year Fixed Income Portfolio	37.1%	13.3%	47.0%	2.6%	100.0%
LWAS/DFA Two-Year Government Portfolio	—	100.0%	—	—	100.0%

3

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (13.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	$900	$893,446
Federal Home Loan Bank 2.375%, 04/30/10	1,400	1,379,925
4.875%, 05/14/10	2,500	2,580,377
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	4,800	4,775,002
Federal National Mortgage Association 2.375%, 05/20/10	2,500	2,464,028
TOTAL AGENCY OBLIGATIONS		12,092,778
BONDS — (25.0%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	2,100	2,083,805
Bank of New York Mellon Corp. Floating Rate Note (r) 3.495%, 02/05/10	2,400	2,398,788
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	2,200	2,174,414
General Electric Capital Corp. 7.375%, 01/19/10	2,100	2,213,938
IBM International Group Floating Rate Note (r) 3.584%, 07/29/09	1,200	1,202,880
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	2,400	2,393,700
Paccar Financial Corp. Floating Rate Note (r) 4.966%, 09/21/09	1,450	1,446,311
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	2,000	1,978,646
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,400	2,502,410
Wells Fargo & Co. Floating Rate Note (r) 5.091%, 09/15/09	2,200	2,193,983
Western Corp. Credit Union Floating Rate Note (r) 5.340%, 09/25/08	2,200	2,195,767
TOTAL BONDS		22,784,642
CERTIFICATES OF DEPOSIT INTEREST BEARING — (5.3%)
Barclays Bank 2.680%, 07/01/08	2,400	2,400,000
Royal Bank of Canada 2.540%, 08/12/08	2,400	2,400,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		4,800,000
COMMERCIAL PAPER — (56.3%)
Abbey National North America 2.520%, 08/18/08	2,400	2,386,187
Allianz Finance Corp. 2.380%, 06/03/08	2,000	1,999,493

	Face Amount	Value†
	(000)
Archer-Daniels-Midland Co. 2.300%, 06/24/08	$2,400	$2,396,065
AstraZeneca P.L.C. 2.670%, 11/12/08	2,400	2,368,715
Bank of America Corp. 2.560%, 08/04/08	1,600	1,592,479
Bank of Nova Scotia 2.520%, 08/13/08	2,300	2,287,685
BASF AG 2.350%, 06/02/08	2,400	2,399,544
BNP Paribas Finance, Inc. 2.810%, 06/18/08	2,400	2,397,061
Caisse Centrale Desjardins Du Quebec 2.560%, 08/25/08	2,500	2,484,183
CBA (DE) Finance, Inc. 2.670%, 07/11/08	400	398,869
2.540%, 08/21/08	2,000	1,988,002
Ciesco L.P. 2.680%, 06/02/08	700	699,843
2.500%, 06/09/08	1,700	1,698,730
Danske Corp. 2.570%, 08/14/08	2,400	2,386,958
Dexia Delaware LLC 2.725%, 07/11/08	2,400	2,393,213
Eksportfinans 2.320%, 07/09/08	2,400	2,393,581
Kittyhawk Funding Corp. 2.620%, 06/02/08	2,200	2,199,505
Lloyds TSB Bank P.L.C. 2.540%, 08/11/08	2,600	2,586,492
New Center Asset Trust 2.800%, 06/11/08	2,300	2,297,938
Rabobank USA Financial Corp. 2.850%, 07/21/08	2,400	2,391,410
Societe Generale North America 2.700%, 08/05/08	2,400	2,388,664
Svenska Handelsbanken 2.550%, 08/11/08	2,500	2,487,012
UBS Finance Delaware, Inc. 2.880%, 06/02/08	2,400	2,399,544
Westpac Banking Corp. 2.420%, 06/19/08	2,400	2,396,893
TOTAL COMMERCIAL PAPER		51,418,066
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,240,000 FNMA 3.50%, 03/25/33, valued at $214,847) to be repurchased at $211,034	211	211,000
TOTAL INVESTMENTS — (100.0%) (Cost $91,448,617)		$91,306,486

See accompanying Notes to Financial Statements.
4

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.2%)
Federal Farm Credit Bank 2.750%, 05/04/10	$29,300	$29,086,637
4.750%, 05/07/10	5,000	5,149,020
Federal Home Loan Bank 2.750%, 03/12/10	50,000	49,676,050
4.375%, 03/17/10	4,400	4,496,923
2.375%, 04/30/10	18,300	18,037,596
4.875%, 05/14/10	10,000	10,321,510
Federal Home Loan Bank Discount Notes 2.070%, 06/20/08	8,700	8,691,083
2.055%, 07/23/08	800	797,598
TOTAL AGENCY OBLIGATIONS		126,256,417
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $1,275,000 FNMA 5.00%, 06/01/22, valued at $1,091,864) to be repurchased at $1,075,174	1,075	1,075,000
TOTAL INVESTMENTS — (100.0%) (Cost $127,835,778)		$127,331,417

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (5,227,937 Shares) at Value†	$113,760
Receivables:
Affiliated Investment Company Shares Sold	6
Fund Shares Sold	20
Prepaid Expenses and Other Assets	12
Total Assets	113,798
LIABILITIES:
Payables:
Fund Shares Redeemed	26
Due to Advisor	1
Accrued Expenses and Other Liabilities	29
Total Liabilities	56
NET ASSETS	$113,742
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,892,585
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.41
Investment at Cost	$70,887
NET ASSETS CONSIST OF:
Paid-In Capital	$82,107
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(54)
Accumulated Net Realized Gain (Loss)	(11,184)
Net Unrealized Appreciation (Depreciation)	42,873
NET ASSETS	$113,742
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$91,096	$126,256
Temporary Cash Investments at Value	211	1,075
Cash	—	1
Receivables:
Interest	212	549
Fund Shares Sold	—	385
Prepaid Expenses and Other Assets	12	14
Total Assets	91,531	128,280
LIABILITIES:
Payables:
Fund Shares Redeemed	22	25
Due to Advisor	11	16
Accrued Expenses and Other Liabilities	18	20
Total Liabilities	51	61
NET ASSETS	$91,480	$128,219
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,251,944	13,074,640
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.89	$9.81
Investments at Cost	$91,238	$126,761
Temporary Cash Investments at Cost	$211	$1,075
NET ASSETS CONSIST OF:
Paid-In Capital	$92,168	$128,873
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	591	664
Accumulated Net Realized Gain (Loss)	(1,137)	(813)
Net Unrealized Appreciation (Depreciation)	(142)	(505)
NET ASSETS	$91,480	$128,219
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$460	—	—
Interest	—	$1,700	$1,814
Total Investment Income	460	1,700	1,814
Expenses
Investment Advisory Services Fees	—	71	89
Administrative Services Fees	6	—	—
Accounting & Transfer Agent Fees	7	16	17
Shareholder Servicing Fees	83	38	47
Custodian Fees	—	2	1
Filing Fees	9	8	9
Shareholders' Reports	8	6	5
Legal Fees	1	1	1
Audit Fees	1	1	1
Other	2	1	2
Total Expenses	117	144	172
Net Investment Income (Loss)	343	1,556	1,642
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold/ Affiliated Investment Company Shares Sold	(449)	(8)	4
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(112)	(80)	(538)
Net Realized and Unrealized Gain (Loss)	(561)	(88)	(534)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(218)	$1,468	$1,108

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio		LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$343	$1,551	$1,556	$4,543	$1,642	$4,053
Capital Gain Distributions Received from Affiliated Investment Company	—	6,681	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(449)	136	(8)	(2)	4	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(112)	(8,837)	(80)	(24)	(538)	97
Net Increase (Decrease) in Net Assets Resulting from Operations	(218)	(469)	1,468	4,517	1,108	4,149
Distributions From:
Net Investment Income	(792)	(1,533)	(2,120)	(4,369)	(2,103)	(3,767)
Net Short-Term Gains	(16)	(506)	—	—	—	—
Net Long-Term Gains	(6,420)	(3,294)	—	—	—	—
Total Distributions	(7,228)	(5,333)	(2,120)	(4,369)	(2,103)	(3,767)
Capital Share Transactions (1):
Shares Issued	4,113	11,690	4,504	18,206	30,162	50,978
Shares Issued in Lieu of Cash Distributions	6,076	4,529	1,746	3,631	1,649	3,311
Shares Redeemed	(8,834)	(15,567)	(10,560)	(11,625)	(12,935)	(17,281)
Net Increase (Decrease) from Capital Share Transactions	1,355	652	(4,310)	10,212	18,876	37,008
Total Increase (Decrease) in Net Assets	(6,091)	(5,150)	(4,962)	10,360	17,881	37,390
Net Assets
Beginning of Period	119,833	124,983	96,442	86,082	110,338	72,948
End of Period	$113,742	$119,833	$91,480	$96,442	$128,219	$110,338
(1) Shares Issued and Redeemed:
Shares Issued	295	714	456	1,837	3,071	5,179
Shares Issued in Lieu of Cash Distributions	430	285	178	369	168	339
Shares Redeemed	(640)	(955)	(1,070)	(1,175)	(1,316)	(1,758)
	85	44	(436)	1,031	1,923	3,760
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(54)	$395	$591	$1,155	$664	$1,125

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$15.35	$16.10	$13.91	$12.28	$10.23	$8.74
Income from Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.20	(A)	0.23	(A)	0.19	0.10	0.13
Net Gains (Losses) (Realized and Unrealized)	(0.05)	(0.26)	2.23	1.57	2.08	1.59
Total from Investment Operations	(0.01)	(0.06)	2.46	1.76	2.18	1.72
Less Distributions
Net Investment Income	(0.10)	(0.20)	(0.22)	(0.13)	(0.13)	(0.12)
Net Realized Gains	(0.83)	(0.49)	(0.05)	—	—	(0.11)
Total Distributions	(0.93)	(0.69)	(0.27)	(0.13)	(0.13)	(0.23)
Net Assets Value, End of Period	$14.41	$15.35	$16.10	$13.91	$12.28	$10.23
Total Return	0.07	%(C)	(0.51)%	17.90%	14.44%	21.45%	20.18%
Net Assets, End of Period (thousands)	$113,742	$119,833	$124,983	$103,311	$92,494	$76,487
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.32%	0.32%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.62	%(B)	1.20%	1.54%	1.43%	0.87%	1.39%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.95	$9.94	$9.82	$9.90	$10.17	$10.40
Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.49	(A)	0.35	(A)	0.27	0.16	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	0.08	(0.11)	(0.08)	(0.01)
Total from Investment Operations	0.16	0.49	0.43	0.16	0.08	0.22
Less Distributions
Net Investment Income	(0.22)	(0.48)	(0.31)	(0.24)	(0.14)	(0.22)
Net Realized Gains	—	—	—	—	(0.21)	(0.23)
Total Distributions	(0.22)	(0.48)	(0.31)	(0.24)	(0.35)	(0.45)
Net Asset Value, End of Period	$9.89	$9.95	$9.94	$9.82	$9.90	$10.17
Total Return	1.63	%(C)	5.03%	4.47%	1.65%	0.85%	2.15%
Net Assets, End of Period (thousands)	$91,480	$96,442	$86,082	$80,199	$80,584	$73,101
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.31%	0.36%	0.38%	0.37%
Ratio of Net Investment Income to Average Net Assets	3.30	%(B)	4.94%	3.57%	2.72%	1.65%	1.72%
Portfolio Turnover Rate	13	%(C)	22%	15%	48%	152%	171%

LWAS/DFA Two-Year Government Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.89	$9.87	$9.75	$9.83	$10.13	$10.46
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.46	(A)	0.34	(A)	0.26	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.04)	0.01	0.08	(0.10)	(0.06)	0.06
Total from Investment Operations	0.10	0.47	0.42	0.16	0.11	0.22
Less Distributions
Net Investment Income	(0.18)	(0.45)	(0.30)	(0.24)	(0.15)	(0.20)
Net Realized Gains	—	—	—	—	(0.26)	(0.35)
Total Distributions	(0.18)	(0.45)	(0.30)	(0.24)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.81	$9.89	$9.87	$9.75	$9.83	$10.13
Total Return	1.06	%(C)	4.85%	4.42%	1.67%	1.10%	2.11%
Net Assets, End of Period (thousands)	$128,219	$110,338	$72,948	$68,708	$69,853	$85,140
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.31%	0.32%	0.37%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	4.66%	3.45%	2.67%	1.63%	1.57%
Portfolio Turnover Rate	0	%(C)	0%	29%	44%	142%	216%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 1% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

12

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA U.S. High Book to Market Portfolio	$113,760	—	—	$113,760
LWAS/DFA Two-Year Fixed Income Portfolio	—	$91,306	—	91,306
LWAS/DFA Two-Year Government Portfolio	—	127,331	—	127,331

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2008, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the

13

Fund to the CCO were $14 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	2

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$14,372	—	$9,748	$2,393
LWAS/DFA Two-Year Government Portfolio	117,272	—	—	—

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$312	$(65)	$(247)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio 2006	$2,002	$217	$2,219
2007	2,104	3,541	5,645
LWAS/DFA Two-Year Fixed Income Portfolio 2006	2,600	—	2,600
2007	4,369	—	4,369
LWAS/DFA Two-Year Government Portfolio 2006	2,246	—	2,246
2007	3,767	—	3,767

14

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio	$65	$247	$312

At November 30, 2007 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$406	$6,420	—	$6,826
LWAS/DFA Two-Year Fixed Income Portfolio	1,156	—	$(1,129)	27
LWAS/DFA Two-Year Government Portfolio	1,127	—	(811)	316

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007 the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$3	$1,129
LWAS/DFA Two-Year Government Portfolio	393	364	53	1	811

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$81,634	$42,873	$(10,747)	$32,126
LWAS/DFA Two-Year Fixed Income Portfolio	91,449	5	(147)	(142)
LWAS/DFA Two-Year Government Portfolio	127,842	1	(512)	(511)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to

15

repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31 2008.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

K.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	3	99%
LWAS/DFA Two-Year Government Portfolio	2	94%

16

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$937.80	0.47%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.65	0.47%	$2.38

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (7,574,547 Shares) at Value†	$161,262
Receivables:
Affiliated Investment Company Shares Sold	69
Fund Shares Sold	23
Prepaid Expenses and Other Assets	11
Total Assets	161,365
LIABILITIES:
Payables:
Fund Shares Redeemed	92
Due to Advisor	1
Accrued Expenses and Other Liabilities	45
Total Liabilities	138
NET ASSETS	$161,227
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,612,563
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.18
Investment at Cost	$67,093
NET ASSETS CONSIST OF:
Paid-In Capital	$59,961
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(97)
Accumulated Net Realized Gain (Loss)	7,194
Net Unrealized Appreciation (Depreciation)	94,169
NET ASSETS	$161,227
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$546
Expenses
Administrative Services Fees	8
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	155
Filing Fees	8
Shareholders' Reports	12
Legal Fees	1
Audit Fees	1
Other	2
Total Expenses	194
Net Investment Income (Loss)	352
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	12,068
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	400
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(24,487)
Net Realized and Unrealized Gain (Loss)	(12,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,667)

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$352	$5,215
Capital Gain Distributions Received from Affiliated Investment Company	12,068	4,751
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	400	7,417
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(24,487)	12,046
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,667)	29,429
Distributions From:
Net Investment Income	(971)	(4,570)
Net Short-Term Gains	(1,075)	(1,512)
Net Long-Term Gains	(10,361)	(3,475)
Total Distributions	(12,407)	(9,557)
Capital Share Transactions (1):
Shares Issued	4,760	12,669
Shares Issued in Lieu of Cash Distributions	10,569	8,135
Shares Redeemed	(15,267)	(35,421)
Net Increase (Decrease) from Capital Share Transactions	62	(14,617)
Total Increase (Decrease) in Net Assets	(24,012)	5,255
Net Assets
Beginning of Period	185,239	179,984
End of Period	$161,227	$185,239
(1) Shares Issued and Redeemed:
Shares Issued	225	540
Shares Issued in Lieu of Cash Distributions	493	359
Shares Redeemed	(722)	(1,504)
	(4)	(605)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(97)	$522

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.32	$21.89	$17.49	$15.93	$12.55	$9.61
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.65	(A)	0.61	(A)	0.48	0.27	0.24
Net Gains (Losses) (Realized and Unrealized)	(1.54)	2.98	5.23	1.87	3.63	3.07
Total from Investment Operations	(1.49)	3.63	5.84	2.35	3.90	3.31
Less Distributions
Net Investment Income	(0.13)	(0.58)	(0.63)	(0.43)	(0.51)	(0.24)
Net Realized Gains	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)
Total Distributions	(1.65)	(1.20)	(1.44)	(0.79)	(0.52)	(0.37)
Net Asset Value, End of Period	$21.18	$24.32	$21.89	$17.49	$15.93	$12.55
Total Return	(6.22	)%(C)	17.05%	35.40%	15.32%	31.89%	35.96%
Net Assets, End of Period (thousands)	$161,227	$185,239	$179,984	$138,782	$130,397	$109,942
Ratio of Expenses to Average Net Assets (D)	0.47	%(B)	0.46%	0.47%	0.50%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	0.43	%(B)	2.76%	3.14%	2.88%	1.88%	2.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-three operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 2% of the outstanding shares of the Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA International High Book to Market Portfolio	$161,262	—	—	$161,262

23

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $3 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $85 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid

24

deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$806	$(262)	$(544)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2007	6,376	3,987	10,363

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA International High Book to Market Portfolio	$294	$512	$806

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,175	$10,356	$11,531

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$71,983	$94,169	$(4,890)	$89,279

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period

25

ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

26

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

27

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The U.S. Large Cap Value Series	16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%	3.4%	6.5%	—	100.0%
The DFA International Value Series	12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%	12.0%	7.4%	3.2%	100.0%

28

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

29

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.
30

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

31

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

32

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

33

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.
34

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $968,283 and $1,038,244 of securities on loan, respectively)	$10,057,874	$8,685,267
Temporary Cash Investments at Value	34,255	8,886
Collateral Received from Securities on Loan at Value	1,009,738	1,102,840
Foreign Currencies at Value	—	83,149
Cash	1	15
Receivables:
Investment Securities Sold	417	19,005
Dividends, Interest, and Tax Reclaims	14,611	42,675
Securities Lending Income	511	5,872
Fund Shares Sold	4,664	6,484
Prepaid Expenses and Other Assets	30	32
Total Assets	11,122,101	9,954,225
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,009,738	1,102,840
Investment Securities Purchased	17,840	66,079
Fund Shares Redeemed	302	896
Due to Advisor	837	1,483
Accrued Expenses and Other Liabilities	435	467
Total Liabilities	1,029,152	1,171,765
NET ASSETS	$10,092,949	$8,782,460
SHARES OUTSTANDING, $0.01 PAR VALUE (Unlimited Number of Shares Authorized)	463,872,100	412,509,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.76	$21.29
Investments at Cost	$8,746,032	$7,108,715
Temporary Cash Investments at Cost	$34,255	$8,886
Collateral Received from Securities on Loan at Cost	$1,009,738	$1,102,840
Foreign Currencies at Cost	$—	$82,235
NET ASSETS CONSIST OF:
Paid-In Capital	$8,517,981	$6,697,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	42,721	198,040
Accumulated Net Realized Gain (Loss)	220,405	309,805
Net Unrealized Foreign Exchange Gain (Loss)	—	(184)
Net Unrealized Appreciation (Depreciation)	1,311,842	1,577,466
NET ASSETS	$10,092,949	$8,782,460

See accompanying Notes to Financial Statements.
35

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $24,839, respectively)	$82,991	$213,593
Interest	944	654
Income from Securities Lending	1,544	12,910
Total Investment Income	85,479	227,157
Expenses
Investment Advisory Services Fees	4,802	8,762
Accounting & Transfer Agent Fees	478	440
Custodian Fees	51	553
Shareholders' Reports	50	42
Directors'/Trustees' Fees & Expenses	36	38
Legal Fees	19	18
Audit Fees	60	53
Other	33	58
Total Expenses	5,529	9,964
Net Investment Income (Loss)	79,950	217,193
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276	198,179
Futures	(1,860)	(1,153)
Foreign Currency Transactions	—	(1,489)
In-Kind Redemptions	48,401 *	115,020 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(409,298)	(1,139,285)
Translation of Foreign Currency Denominated Amounts	—	(286)
Net Realized and Unrealized Gain (Loss)	(70,481)	(829,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,469	$(611,821)

* See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,950	$146,991	$217,193	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276	(118,412)	198,179	654,522
Futures	(1,860)		(1,153)
Foreign Currency Transactions	—	—	(1,489)	2,498
In-Kind Redemptions	48,401 *	—	115,020 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(409,298)	(150,559)	(1,139,285)	403,307
Translation of Foreign Currency Denominated Amounts	—	—	(286)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,469	(121,980)	(611,821)	1,334,760
Distributions From:
Net Investment Income	(39,167)	(146,268)	(28,880)	(278,093)
Net Short-Term Gains	—	(14,058)	(22,542)	(14,957)
Net Long-Term Gains	—	(463,917)	(614,160)	(185,943)
Total Distributions	(39,167)	(624,243)	(665,582)	(478,993)
Capital Share Transactions (1):
Shares Issued	610,629	1,783,358	558,573	1,731,698
Shares Issued in Lieu of Cash Distributions	39,167	600,794	652,416	465,562
Shares Redeemed	(686,471)*	(344,913)	(789,847)*	(871,558)
Net Increase (Decrease) from Capital Share Transactions	(36,675)	2,039,239	421,142	1,325,702
Total Increase (Decrease) in Net Assets	(66,373)	1,293,016	(856,261)	2,181,469
Net Assets
Beginning of Period	10,159,322	8,866,306	9,638,721	7,457,252
End of Period	$10,092,949	$10,159,322	$8,782,460	$9,638,721
(1) Shares Issued and Redeemed:
Shares Issued	29,262	75,958	26,415	72,431
Shares Issued in Lieu of Cash Distributions	1,966	26,704	30,340	20,227
Shares Redeemed	(33,177)	(15,046)	(38,486)	(36,444)
	(1,949)	87,616	18,269	56,214
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$42,721	$1,938	$198,040	$9,727

* See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income from Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total from Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

The DFA International Value Series
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which two (the "Series") are presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

39

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$10,057,874	$1,043,993	—	$11,101,867
The DFA International Value Series	1,700,925	8,096,069	—	9,796,994

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and

40

distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$202
The DFA International Value Series	184

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$842,246	$755,345
The DFA International Value Series	809,952	889,949

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent

41

in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Large Cap Value Series	$(270)	$270
The DFA International Value Series	20,352	(20,352)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series 2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243
The DFA International Value Series 2006	213,585	115,307	328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$2,141	—	$(118,411)	$(116,270)
The DFA International Value Series	37,777	$613,845	—	651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, The U.S. Large Cap Value Series had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date (amount in thousands).

Expires on November 30,
2015
$118,411

Some of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, The DFA International Value Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands), of $5,687 and $36,619, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

42

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$9,790,025	$2,350,917	$(1,039,075)	$1,311,842
The DFA International Value Series	8,220,521	2,182,009	(605,537)	1,576,472

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

43

H.  Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	4.03%	$5,774	4	$3	$5,880

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	4.20%	$11,197	16	$21	$27,822

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

I.  Securities Lending:

As of May 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on

44

the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, The U.S. Large Cap Value Series and The DFA International Value Series realized $48,401 and $115,020 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

45

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

46

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the LWAS/DFA Two-Year Fixed Income Portfolio. The Board concluded that the Advisor's explanation provided a sound basis for understanding the performance of this Fund. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis

47

and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

48

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DFA053108-003S

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global 60/40 Portfolio

Global 25/75 Portfolio

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†  See Note B to Financial Statements.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

N/A  Does not apply to this fund.

(a)  Commencement of Operations.

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLES

Global Equity Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$968.60	0.59%	$2.90
Institutional Class Shares	$1,000.00	$970.80	0.33%	$1.63
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.05	0.59%	$2.98
Institutional Class Shares	$1,000.00	$1,023.35	0.33%	$1.67

2

Global 60/40 Portfolio**	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$986.70	0.58%	$2.88
Institutional Class Shares	$1,000.00	$988.10	0.31%	$1.54
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.10	0.58%	$2.93
Institutional Class Shares	$1,000.00	$1,023.45	0.31%	$1.57
Global 25/75 Portfolio**
Actual Fund Return
Class R2 Shares	$1,000.00	$1,000.70	0.62%	$3.10
Institutional Class Shares	$1,000.00	$1,001.80	0.29%	$1.45
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.90	0.62%	$3.13
Institutional Class Shares	$1,000.00	$1,023.55	0.29%	$1.47

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global 60/40 Portfolio	100.0%
Global 25/75 Portfolio	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	38,075,466	$434,060,312
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	29,034,315	393,995,655
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	25,170,471	288,201,893
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,504,084	71,413,232
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	1,987,660	43,251,482
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	2,925,231	42,562,111
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	802,411	20,357,167
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc	632,701	16,330,013
Investment in The DFA International Value Series of The DFA Investment Trust Company	648,270	13,801,668
Investment in The Continental Small Company Series of The DFA Investment Trust Company		7,071,096
Investment in The Emerging Markets Series of The DFA Investment Trust Company		4,856,250
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		4,508,568
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,320,394
Investment in Dimensional Emerging Markets Value Fund Inc.	41,417	2,471,352
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,352,970
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		2,326,142
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,053,513
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,233,926,856)		1,352,933,818
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $845,677)		845,677
TOTAL INVESTMENTS — (100.0%) (Cost $1,234,772,533)		$1,353,779,495

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	16,362,788	$186,535,783
Investment in DFA International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	9,401,305	127,575,709
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	11,804,194	120,520,821
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	11,241,629	120,397,847
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	8,787,367	100,615,352
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	7,716,563	80,638,083
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,091,027	22,235,130
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	445,280	9,689,293
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	559,459	8,140,128
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	290,873	7,379,448
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	258,925	6,682,854
Investment in The DFA International Value Series of The DFA Investment Trust Company	300,137	6,389,917
Investment in The Emerging Markets Series of The DFA Investment Trust Company		2,247,160
Investment in The Continental Small Company Series of The DFA Investment Trust Company		1,879,892
Investment in Dimensional Emerging Markets Value Fund Inc.	26,229	1,565,084
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		1,062,056
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		886,693
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		624,375
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		449,886
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $752,130,572)		805,515,511
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $653,001)		653,001
TOTAL INVESTMENTS — (100.0%) (Cost $752,783,573)		$806,168,512

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2008
(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	5,951,657	$62,194,816
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	5,771,496	61,812,722
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,754,650	20,003,010
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	930,713	12,629,775
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	519,629	5,949,752
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	118,519	2,415,417
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	25,784	654,140
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $158,317,750)		165,659,632
TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $124,591)		124,591
TOTAL INVESTMENTS — (100.0%) (Cost $158,442,341)		$165,784,223

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,352,933	$805,516	$165,660
Temporary Cash Investments at Value	846	653	124
Receivables:
Interest	3	2	—
Fund Shares Sold	1,066	680	152
Prepaid Expenses and Other Assets	70	51	27
Total Assets	1,354,918	806,902	165,963
LIABILITIES:
Payables:
Affiliated Investment Companies	346	353	—
Fund Shares Redeemed	231	522	18
Due to Advisor	31	28	6
Accrued Expenses and Other Liabilities	87	49	12
Total Liabilities	695	952	36
NET ASSETS	$1,354,223	$805,950	$165,927
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $9,409, $4,207, and $1,390 and shares outstanding of 643,178; 329,652; and 123,783, respectively	$14.63	$12.76	$11.23
NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000
Institutional Class Shares — based on net assets of $1,344,814, $801,743, and $164,537, and shares outstanding of 92,074,010; 62,857,907; and 14,656,842, respectively	$14.61	$12.75	$11.23
NUMBER OF SHARES AUTHORIZED	200,000,000	150,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$1,233,926	$752,131	$158,318
Temporary Cash Investments at Cost	$846	$653	$124
NET ASSETS CONSIST OF:
Paid-In Capital	$1,224,292	$747,738	$159,168
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22	(85)	(45)
Accumulated Net Realized Gain (Loss)	10,971	4,934	(537)
Deferred Thailand Capital Gains Tax	(68)	(22)	(1)
Net Unrealized Foreign Exchange Gain (Loss)	(1)	—	—
Net Unrealized Appreciation (Depreciation)	119,007	53,385	7,342
NET ASSETS	$1,354,223	$805,950	$165,927

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	$4,580	$6,875	$1,844
*Dividends (Net of Foreign Taxes Withheld of $32, $10, and $0, respectively)	403	108	—
*Interest	3	1	—
*Income from Securities Lending	42	12	—
*Expenses	(19)	(6)	—
Total Investment Income Received from Affiliated Investment Companies	5,009	6,990	1,844
Fund Investment Income
Interest	35	16	5
Fund Expenses
Administrative Services Fees	1,855	954	155
Accounting & Transfer Agent Fees	16	13	8
Shareholder Servicing Fees - Class R2 Shares	14	6	2
Filing Fees	38	29	16
Shareholders' Reports	73	36	6
Directors'/Trustees' Fees and Expenses	4	2	—
Legal Fees	13	7	1
Audit Fees	4	3	3
Other	4	4	1
Total Expenses	2,021	1,054	192
Fees Waived, Expenses Reimbursed and/or Previously Waived Fees Recovered by Advisor (Note C)	(1,674)	(787)	(122)
Net Expenses	347	267	70
Net Investment Income (Loss)	4,697	6,739	1,779
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	10,065	3,366	153
Net Realized Gain (Loss) on:
**Investment Securities Sold/Affiliated Investment Companies Shares Sold	2,428	2,409	(337)
*Futures	52	23	—
*Foreign Currency Transactions	(2)	(2)	—
Change in Unrealized Appreciation (Depreciation) of:
**Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	(50,909)	(21,511)	(1,144)
*Translation of Foreign Currency Denominated Amounts	(2)	—	—
*Futures	30	11	—
*Deferred Thailand Capital Gains Tax	—	1	—
Net Realized and Unrealized Gain (Loss)	(38,338)	(15,703)	(1,328)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,641)	$(8,964)	$451

*  Allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

**  A portion has been allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Global Equity Portfolio		Global 60/40 Portfolio		Global 25/75 Portfolio
	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,697	$19,098	$6,739	$12,359	$1,779	$2,594
Capital Gain Distributions Received from Affiliated Investment Companies	10,065	10,480	3,366	3,323	153	100
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	2,428	16,678	2,409	4,806	(337)	818
Futures	52	50	23	18	—	1
Foreign Currency Transactions	(2)	3	(2)	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	(50,909)	24,134	(21,511)	16,892	(1,144)	3,242
Translation of Foreign Currency Denominated Amounts	(2)	—	—	—	—	—
Futures	30	(6)	11	(2)	—	—
Deferred Thailand Capital Gains Tax	—	(2)	1	(1)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,641)	70,435	(8,964)	37,396	451	6,755
Distributions From:
Net Investment Income:
Class R2 Shares	(68)	(408)	(53)	(143)	(16)	(43)
Institutional Class Shares	(7,952)	(16,955)	(7,705)	(12,496)	(2,003)	(2,617)
Total Distributions From Net Investment Income	(8,020)	(17,363)	(7,758)	(12,639)	(2,019)	(2,660)
Net Realized Gains:
Class R2 Shares	(566)	(371)	(75)	(54)	(11)	(21)
Institutional Class Shares	(24,908)	(9,793)	(7,495)	(3,711)	(961)	(800)
Total Distributions From Net Realized Gains	(25,474)	(10,164)	(7,570)	(3,765)	(972)	(821)
Total Distributions to Shareholders	(33,494)	(27,527)	(15,328)	(16,404)	(2,991)	(3,481)
Capital Share Transactions:
Shares Issued	315,721	539,395	142,481	355,251	43,244	55,915
Shares Issued in Lieu of Cash Distributions	33,008	27,119	14,761	15,327	2,960	3,448
Shares Redeemed	(173,714)	(243,370)	(95,724)	(168,594)	(15,340)	(24,929)
Net Increase (Decrease) From Capital Share Transactions	175,015	323,144	61,518	201,984	30,864	34,434
Total Increase (Decrease) in Net Assets	107,880	366,052	37,226	222,976	28,324	37,708
Net Assets
Beginning of Period	1,246,343	880,291	768,724	545,748	137,603	99,895
End of Period	$1,354,223	$1,246,343	$805,950	$768,724	$165,927	$137,603
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22	$2,943	$(85)	$934	$(45)	$195

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Class R2 Shares

Global Equity Portfolio	Global 60/40 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$15.49	$14.76	$12.90	$11.54	$10.00	$13.16	$12.65	$11.58	$10.83	$10.00
Income from Investment Operations
Net Investment Income	0.06	(A)	0.22	(A)	0.19	(A)	0.19	(A)	0.07	0.15	(A)	0.22	(A)	0.11	(A)	0.19	(A)	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.54)	0.86	2.29	1.33	1.54	(0.33)	0.60	1.40	0.73	0.84
Total from Investrment Operations	(0.48)	1.08	2.48	1.52	1.61	(0.18)	0.82	1.51	0.92	0.92
Less Distributions
Net Investment Income	(0.06)	(0.18)	(0.18)	(0.14)	(0.07)	(0.09)	(0.22)	(0.18)	(0.16)	(0.09)
Net Realized Gains	(0.32)	(0.17)	(0.44)	(0.02)	—	(0.13)	(0.09)	(0.26)	(0.01)	—
Total Distributions	(0.38)	(0.35)	(0.62)	(0.16)	(0.07)	(0.22)	(0.31)	(0.44)	(0.17)	(0.09)
Net Asset Value, End of Period	$14.63	$15.49	$14.76	$12.90	$11.54	$12.76	$13.16	$12.65	$11.58	$10.83
Total Return	(3.14	)%(C)	7.42%	20.04%	13.25%	16.18	%(C)	(1.33	)%(C)	6.50%	13.49%	8.57%	9.29	%(C)
Net Assets, End of Period (thousands)	$9,409	$27,904	$32,717	$16,092	$14,684	$4,207	$7,631	$7,379	$1,857	$1,912
Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.58%	0.62%	0.71%	0.90	%(B)(E)	0.58	%(B)	0.57%	0.65%	0.70%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.86	%(B)	0.84%	0.85%	0.80%	0.94	%(B)(E)	0.78	%(B)	0.76%	0.77%	0.80%	1.28	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.38%	1.38%	1.32%	0.82	%(B)(E)	2.46	%(B)	1.67%	0.89%	1.73%	0.94	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Class R2 Shares

Global 25/75 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$11.42	$11.11	$10.62	$10.33	$10.00
Income from Investment Operations
Net Investment Income	0.14	(A)	0.19	(A)	0.03	(A)	0.20	(A)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	0.41	0.77	0.25	0.37
Total from Investrment Operations	0.01	0.60	0.80	0.45	0.44
Less Distributions
Net Investment Income	(0.12)	(0.20)	(0.20)	(0.16)	(0.11)
Net Realized Gains	(0.08)	(0.09)	(0.11)	—	—
Total Distributions	(0.20)	(0.29)	(0.31)	(0.16)	(0.11)
Net Asset Value, End of Period	$11.23	$11.42	$11.11	$10.62	$10.33
Total Return	0.07	%(C)	5.47%	7.75%	4.47%	4.44	%(C)
Net Assets, End of Period (thousands)	$1,390	$1,564	$2,701	$46	$65
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.62%	0.62%	0.79%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.78	%(B)	0.71%	0.74%	0.95%	6.00	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.53	%(B)	1.66%	0.28%	2.00%	1.03	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Institutional Class Shares

Global Equity Portfolio	Global 60/40 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$15.48	$14.78	$12.92	$11.56	$10.00	$13.17	$12.67	$11.60	$10.83	$10.00
Income from Investment Operations
Net Investment Income	0.05	(A)	0.27	(A)	0.23	(A)	0.25	(A)	0.09	0.11	(A)	0.25	(A)	0.19	(A)	0.22	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.50)	0.85	2.28	1.29	1.55	(0.27)	0.60	1.35	0.72	0.83
Total from Investrment Operations	(0.45)	1.12	2.51	1.54	1.64	(0.16)	0.85	1.54	0.94	0.94
Less Distributions
Net Investment Income	(0.10)	(0.25)	(0.21)	(0.16)	(0.08)	(0.13)	(0.26)	(0.21)	(0.16)	(0.11)
Net Realized Gains	(0.32)	(0.17)	(0.44)	(0.02)	—	(0.13)	(0.09)	(0.26)	(0.01)	—
Total Distributions	(0.42)	(0.42)	(0.65)	(0.18)	(0.08)	(0.26)	(0.35)	(0.47)	(0.17)	(0.11)
Net Asset Value, End of Period	$14.61	$15.48	$14.78	$12.92	$11.56	$12.75	$13.17	$12.67	$11.60	$10.83
Total Return	(2.92	)%(C)	7.67%	20.33%	13.47%	16.46	%(C)	(1.19	)%(C)	6.79%	13.78%	8.80%	9.41	%(C)
Net Assets, End of Period (thousands)	$1,344,814	$1,218,439	$847,574	$485,301	$179,079	$801,743	$761,093	$538,369	$277,269	$102,341
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.33%	0.37%	0.46%	0.67	%(B)(E)	0.31	%(B)	0.31%	0.35%	0.45%	0.65	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.60	%(B)	0.59%	0.60%	0.56%	0.71	%(B)(E)	0.51	%(B)	0.51%	0.52%	0.55%	0.83	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.76	%(B)	1.70%	1.72%	1.50%	1.08	%(B)(E)	1.76	%(B)	1.90%	1.56%	1.99%	1.18	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

  Institutional Class Shares

Global 25/75 Portfolio
Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the Period Dec. 24, 2003(a) to Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$11.46	$11.15	$10.65	$10.34	$10.00
Income from Investment Operations
Net Investment Income	0.13	(A)	0.24	(A)	0.22	(A)	0.24	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.11)	0.40	0.60	0.24	0.36
Total from Investrment Operations	0.02	0.64	0.82	0.48	0.47
Less Distributions
Net Investment Income	(0.17)	(0.24)	(0.21)	(0.17)	(0.13)
Net Realized Gains	(0.08)	(0.09)	(0.11)	—	—
Total Distributions	(0.25)	(0.33)	(0.32)	(0.17)	(0.13)
Net Asset Value, End of Period	$11.23	$11.46	$11.15	$10.65	$10.34
Total Return	0.18	%(C)	5.85%	7.97%	4.71%	4.73	%(C)
Net Assets, End of Period (thousands)	$164,537	$136,039	$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets (D)	0.29	%(B)	0.31%	0.37%	0.47%	0.99	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.45	%(B)	0.46%	0.49%	0.71%	1.32	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.30	%(B)	2.15%	1.59%	2.33%	0.95	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
14

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.   Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the "Global Funds") are presented in this report.

The Global Funds achieve their investment objectives by primarily investing in other portfolios within The DFA Investment Trust Company ("ITC"), DFA Investment Dimensions Group Inc. ("IDG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

Effective October 10, 2007, the Fund established a new class of shares of each Portfolio of the Fund contained in this report, which is designated as Class R1 shares. In conjunction with the creation of this additional class of shares, the class of shares of each Portfolio of the Fund contained in this report designated as "Class R shares" was renamed the "Class R2 shares" effective October 10, 2007. The designation of the "Class R shares" as "Class R2 shares" did not change the fees, expenses, rights or preferences of the shares. The following table lists the number of shares authorized for Class R1 which as of May 31, 2008, Class R1 shares have not commenced operation.

Global Equity Portfolio	Shares
Class R1 shares	25,000,000
Global 60/40 Portfolio
Class R1 shares	25,000,000
Global 25/75 Portfolio
Class R1 shares	25,000,000

	Global Funds (Percentage of Ownership at May 31, 2008)
Master Funds	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
The U.S. Large Company Series (ITC)	—	N/A	N/A
The U.S. Large Cap Value Series (ITC)	1%	—	N/A
The U.S. Small Cap Series (ITC)	1%	—	N/A
The DFA International Value Series (ITC)	—	—	N/A
The Japanese Small Company Series (ITC)	—	—	N/A
The Asia Pacific Small Company Series (ITC)	—	—	N/A
The United Kingdom Small Company Series (ITC)	—	—	N/A
The Continental Small Company Series (ITC)	—	—	N/A
The Emerging Markets Series (ITC)	—	—	N/A
The Emerging Markets Small Cap Series (ITC)	—	—	N/A
The DFA Two-Year Global Fixed Income Series (ITC)	N/A	2%	2%
U.S. Core Equity 1 Portfolio (IDG)	19%	7%	—
U.S. Core Equity 2 Portfolio (IDG)	13%	6%	1%
DFA Real Estate Securities Portfolio (IDG)	1%	—	—

15

	Global Funds (Percentage of Ownership at May 31, 2008)
Master Funds	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Large Cap International Portfolio (IDG)	1%	—	N/A
International Core Equity Portfolio (IDG)	14%	5%	—
Emerging Markets Core Equity Portfolio (IDG)	4%	1%	—
DFA Five-Year Global Fixed Income Portfolio (IDG)	N/A	3%	2%
DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	N/A	59%	N/A
Dimensional Emerging Markets Value Fund Inc. (DEM)	—	—	N/A

N/A – Global Fund does not have any ownership in Master Fund.

Amounts designated as — are less than 1%.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (the "Partnerships") are treated as partnerships for federal income tax purposes. The Global Funds' investments in the Partnerships reflect their proportionate interest in the net assets of those corresponding Partnerships. The shares of the remaining Master Funds held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies for federal income tax purposes.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Global Funds' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Global Equity Portfolio	$1,353,779	—	—	$1,353,779
Global 60/40 Portfolio	806,169	—	—	806,169
Global 25/75 Portfolio	165,784	—	—	165,784

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such

16

amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Global Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Partnerships.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended May 31, 2008, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administrative services fee to the extent necessary to limit the proportionate share of the total combined administrative services fees paid by each of the Global Funds and investment advisory services fees paid by the Master Funds to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2008, the Global Funds had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.27%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.22%

The Advisor has also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the six months ended May 31, 2008, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.44%
Global 60/40 Portfolio	0.41%
Global 25/75 Portfolio	0.37%

17

The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

For the Class R2 Shares, the Advisor has contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the six months ended May 31, 2008, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.69%
Global 60/40 Portfolio	0.66%
Global 25/75 Portfolio	0.62%

The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

At any time that the rate of the fees and annualized expenses of a Global Fund are less than the rates listed above for a Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' fees or expenses to exceed the fee or expense limitations listed above. Previously waived fees subject to future recovery by the Advisor over periods not exceeding May 31, 2011 are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Previously Waived Fees/Expenses Assumed Subject to Future Recovery
Global Equity Portfolio
Class R2 Shares	$178
Institutional Class Shares	6,193
Global 60/40 Portfolio
Class R2 Shares	36
Institutional Class Shares	2,984
Global 25/75 Portfolio
Class R2 Shares	10
Institutional Class Shares	498

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$26
Global 60/40 Portfolio	16
Global 25/75 Portfolio	3

18

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Global Equity Portfolio	$2,190	$(976)	$(1,214)
Global 60/40 Portfolio	1,064	(648)	(416)
Global 25/75 Portfolio	—	43	(43)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2006, and the year ended November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio 2006	$11,320	$16,822	$28,142
2007	20,438	9,279	29,717
Global 60/40 Portfolio 2006	6,429	6,175	12,604
2007	14,075	3,393	17,468
Global 25/75 Portfolio 2006	1,273	636	1,909
2007	2,739	742	3,481

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$995	$1,195	$2,190
Global 60/40 Portfolio	681	383	1,064

19

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
Global Equity Portfolio	$3,576	$24,052	$27,628
Global 60/40 Portfolio	1,146	6,943	8,089
Global 25/75 Portfolio	220	871	1,091

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Global Funds had no capital loss carryforwards available to offset future realized capital gains.

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Global Funds received cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Global Equity Portfolio	$84	$53
Global 60/40 Portfolio	24	16
Global 25/75 Portfolio	2	1

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$1,235,158	$126,099	$(7,478)	$118,621
Global 60/40 Portfolio	753,233	55,544	(2,608)	52,936
Global 25/75 Portfolio	158,958	7,429	(603)	6,826

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Global Funds' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Global Funds' financial statements.

20

F.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended May 31, 2008		Year Ended November 30, 2007
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R2 Shares
Shares Issued	$1,684	118	$15,839	1,014
Shares Issued in Lieu of Cash Distributions	634	43	779	52
Shares Redeemed	(19,624)	(1,319)	(23,027)	(1,481)
Net Increase (Decrease)—Class R2 Shares	$(17,306)	(1,158)	$(6,409)	(415)
Institutional Class Shares
Shares Issued	$314,037	22,146	$523,556	33,704
Shares Issued in Lieu of Cash Distributions	32,374	2,238	26,340	1,743
Shares Redeemed	(154,090)	(10,998)	(220,343)	(14,087)
Net Increase (Decrease)—Institutional Class Shares	$192,321	13,386	$329,553	21,360
Global 60/40 Portfolio
Class R2 Shares
Shares Issued	$491	39	$4,290	330
Shares Issued in Lieu of Cash Distributions	128	10	197	15
Shares Redeemed	(3,830)	(299)	(4,564)	(349)
Net Increase (Decrease)—Class R2 Shares	$(3,211)	(250)	$(77)	(4)
Institutional Class Shares
Shares Issued	$141,990	11,333	$350,961	26,609
Shares Issued in Lieu of Cash Distributions	14,633	1,157	15,130	1,178
Shares Redeemed	(91,894)	(7,409)	(164,030)	(12,504)
Net Increase (Decrease)—Institutional Class Shares	$64,729	5,081	$202,061	15,283
Global 25/75 Portfolio
Class R2 Shares
Shares Issued	$295	27	$1,494	132
Shares Issued in Lieu of Cash Distributions	27	2	64	6
Shares Redeemed	(469)	(42)	(2,762)	(244)
Net Increase (Decrease)—Class R2 Shares	$(147)	(13)	$(1,204)	(106)
Institutional Class Shares
Shares Issued	$42,949	3,858	$54,421	4,802
Shares Issued in Lieu of Cash Distributions	2,933	263	3,384	302
Shares Redeemed	(14,871)	(1,337)	(22,167)	(1,950)
Net Increase (Decrease)—Institutional Class Shares	$31,011	2,784	$35,638	3,154

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

21

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Global Equity Portfolio	4.33%	$982	22	$3	$3,009
Global 60/40 Portfolio	4.25%	741	30	3	3,079
Global 25/75 Portfolio	4.53%	241	20	1	1,113

There were no outstanding borrowings by the Global Funds under this line of credit at May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Global Funds under this line of credit during the six months ended May 31, 2008.

I.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J.   Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008.

22

FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Global Fund's financial statements has not been determined.

L.  Other:

At May 31, 2008, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding shares
Global Equity Portfolio—Class R2 Shares	2	98%
Global Equity Portfolio—Institutional Class Shares	3	86%
Global 60/40 Portfolio—Class R2 Shares	3	93%
Global 60/40 Portfolio—Institutional Class Shares	3	71%
Global 25/75 Portfolio—Class R2 Shares	2	95%
Global 25/75 Portfolio—Institutional Class Shares	3	82%

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Funds compared favorably with their peer groups. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Lipper Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to their peer funds and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past two years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds

25

and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

26

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DFA053108-012S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,001.50	0.16%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.16%	$0.81

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).
PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008

  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (7,615,625 Shares) at Value†	$165,716
Receivable for Affiliated Investment Company Shares Sold	153
Prepaid Expenses and Other Assets	18
Total Assets	165,887
LIABILITIES:
Payables:
Fund Shares Redeemed	153
Due to Advisor	1
Accrued Expenses and Other Liabilities	41
Total Liabilities	195
NET ASSETS	$165,692
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,706,282
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.50
Investment at Cost	$150,533
NET ASSETS CONSIST OF:
Paid-In Capital	$107,450
Undistributed Net Income (Distributions in Excess of Net Investment Income)	(37)
Accumulated Net Realized Gain (Loss)	43,096
Net Unrealized Appreciation (Depreciation)	15,183
NET ASSETS	$165,692
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008

  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,050
Expenses
Administrative Services Fees	15
Accounting & Transfer Agent Fees	8
Filing Fees	9
Shareholders' Reports	22
Directors'/Trustees' Fees & Expenses	1
Legal Fees	5
Audit Fees	2
Other	1
Total Expenses	63
Net Investment Income (Loss)	987
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Company Shares Sold	51,661
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(73,158)
Net Realized and Unrealized Gain (Loss)	(21,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,510)

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$987	$7,301
Capital Gain Distributions Received from Affiliated Investment Company	—	26,666
Net Realized Gain (Loss) on:
Affiliated Investment Company Shares Sold	51,661	(2,391)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(73,158)	(33,987)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,510)	(2,411)
Distributions From:
Net Investment Income	(3,042)	(7,401)
Net Short-Term Gains	—	(784)
Net Long-Term Gains	(24,079)	(10,356)
Total Distributions	(27,121)	(18,541)
Capital Share Transactions (1):
Shares Issued	6,020	74,150
Shares Issued in Lieu of Cash Distributions	27,121	18,541
Shares Redeemed	(289,832)	(94,641)
Net Increase (Decrease) from Capital Share Transactions	(256,691)	(1,950)
Total Increase (Decrease) in Net Assets	(304,322)	(22,902)
Net Assets
Beginning of Period	470,014	492,916
End of Period	$165,692	$470,014
(1) Shares Issued and Redeemed:
Shares Issued	289	3,044
Shares Issued in Lieu of Cash Distributions	1,285	782
Shares Redeemed	(14,423)	(3,984)
	(12,849)	(158)
Undistributed Net Income (Distributions in Excess of Net Investment Income)	$(37)	$2,018

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$22.87	$23.80	$20.53	$18.13	$15.19	$12.82
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.33	(A)	0.38	(A)	0.30	0.16	0.18
Net Gains (Losses) (Realized and Unrealized)	(0.07)	(0.39)	3.29	2.32	3.09	2.38
Total from Investment Operations	—	(0.06)	3.67	2.62	3.25	2.56
Less Distributions
Net Investment Income	(0.18)	(0.34)	(0.35)	(0.22)	(0.31)	(0.19)
Net Realized Gains	(1.19)	(0.53)	(0.05)	—	—	—
Total Distributions	(1.37)	(0.87)	(0.40)	(0.22)	(0.31)	(0.19)
Net Asset Value, End of Period	$21.50	$22.87	$23.80	$20.53	$18.13	$15.19
Total Return	0.15	%(C)	(0.34)%	18.16%	14.57%	21.66%	20.26%
Net Assets, End of Period (thousands)	$165,692	$470,014	$492,916	$345,171	$195,975	$103,421
Ratio of Expenses to Average Net Assets (D)	0.16	%(B)	0.14%	0.16%	0.18%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.68	%(B)	1.36%	1.74%	1.60%	0.98%	1.56%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 2% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio II	$165,716	—	—	$165,716

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expense and Other Liabilities in the amount of $6 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2007, there were no permanent differences in the Portfolio.

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Gains	Total
2006	$7,260	—	$7,260
2007	8,185	$10,356	18,541

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$2,030	$24,131	$26,161

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$151,113	$15,183	$(580)	$14,603

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted

10

to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Total
16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%	3.4%	6.5%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008

  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $968,283 of securities on loan)	$10,057,874
Temporary Cash Investments at Value	34,255
Collateral Received from Securities on Loan at Value	1,009,738
Cash	1
Receivables:
Investment Securities Sold	417
Dividends and Interest	14,611
Securities Lending Income	511
Fund Shares Sold	4,664
Prepaid Expenses and Other Assets	30
Total Assets	11,122,101
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,009,738
Investment Securities Purchased	17,840
Fund Shares Redeemed	302
Due to Advisor	837
Accrued Expenses and Other Liabilities	435
Total Liabilities	1,029,152
NET ASSETS	$10,092,949
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	463,872,100
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.76
Investments at Cost	$8,746,032
Temporary Cash Investments at Cost	$34,255
Collateral Received from Securities on Loan at Cost	$1,009,738
NET ASSETS CONSIST OF:
Paid-In Capital	$8,517,981
Undistributed Net Income (Distributions in Excess of Net Investment Income)	42,721
Accumulated Net Realized Gain (Loss)	220,405
Net Unrealized Appreciation (Depreciation)	1,311,842
NET ASSETS	$10,092,949
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008

  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$82,991
Interest	944
Income from Securities Lending	1,544
Total Investment Income	85,479
Expenses
Investment Advisory Services Fees	4,802
Accounting & Transfer Agent Fees	478
Custodian Fees	51
Shareholders' Reports	50
Directors'/Trustees' Fees & Expenses	36
Legal Fees	19
Audit Fees	60
Other	33
Total Expenses	5,529
Net Investment Income (Loss)	79,950
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276
Futures	(1,860)
In-Kind Redemptions	48,401 *
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(409,298)
Net Realized and Unrealized Gain (Loss)	(70,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,469

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,950	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276	(118,412)
Futures	(1,860)	—
In-Kind Redemptions	48,401 *	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(409,298)	(150,559)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,469	(121,980)
Distributions From:
Net Investment Income	(39,167)	(146,268)
Net Short-Term Gains	—	(14,058)
Net Long-Term Gains	—	(463,917)
Total Distributions	(39,167)	(624,243)
Capital Share Transactions (1):
Shares Issued	610,629	1,783,358
Shares Issued in Lieu of Cash Distributions	39,167	600,794
Shares Redeemed	(686,471)*	(344,913)
Net Increase (Decrease) from Capital Share Transactions	(36,675)	2,039,239
Total Increase (Decrease) in Net Assets	(66,373)	1,293,016
Net Assets
Beginning of Period	10,159,322	8,866,306
End of Period	$10,092,949	$10,159,322
(1) Shares Issued and Redeemed:
Shares Issued	29,262	75,958
Shares Issued in Lieu of Cash Distributions	1,966	26,704
Shares Redeemed	(33,177)	(15,046)
	(1,949)	87,616
Undistributed Net Income (Distributions in Excess of Net Investment Income)	$42,721	$1,938

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income from Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total from Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$10,057,874	$1,043,993	—	$11,101,867

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $202 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

21

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$842,246
Sales	755,345

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to a reclassification of distributions were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(270)	$270

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated (Losses)
$2,141	$(118,411)	$(116,270)

22

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Series had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date (amount in thousands).

Expires on November 30,
2015
$118,411

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,790,025	$2,350,917	$(1,039,075)	$1,311,842

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

23

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.03%	$5,774	4	$3	$5,880

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

24

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, the fund realized $48,401 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

27

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

DFA053108-009S

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio III

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.10	0.14%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.14%	$0.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (82,728,036 Shares) at Value†	$1,800,162
Receivables:
Affiliated Investment Company Shares Sold	143
Fund Shares Sold	1,064
Prepaid Expenses and Other Assets	52
Total Assets	1,801,421
LIABILITIES:
Payables:
Fund Shares Redeemed	1,207
Due to Advisor	15
Accrued Expenses and Other Liabilities	106
Total Liabilities	1,328
NET ASSETS	$1,800,093
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	101,249,755
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.78
Investment at Cost	$1,411,339
NET ASSETS CONSIST OF:
Paid-In Capital	$1,431,685
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(45)
Accumulated Net Realized Gain (Loss)	(20,370)
Net Unrealized Appreciation (Depreciation)	388,823
NET ASSETS	$1,800,093
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$6,945
Expenses
Administrative Services Fees	85
Accounting & Transfer Agent Fees	18
Filing Fees	32
Shareholders' Reports	41
Directors'/Trustees' Fees & Expenses	5
Legal Fees	17
Audit Fees	3
Other	3
Total Expenses	204
Net Investment Income (Loss)	6,741
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(8,232)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	6,462
Net Realized and Unrealized Gain (Loss)	(1,770)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,971

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  U.S. LARGE CAP VALUE PORTFOLIO III

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,741	$24,308
Capital Gain Distributions Received from Affiliated Investment Company	—	83,262
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(8,232)	(929)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	6,462	(122,011)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,971	(15,370)
Distributions From:
Net Investment Income	(13,366)	(23,042)
Net Short-Term Gains	(463)	(2,528)
Net Long-Term Gains	(77,610)	(35,469)
Total Distributions	(91,439)	(61,039)
Capital Share Transactions (1):
Shares Issued	278,776	386,999
Shares Issued in Lieu of Cash Distributions	91,408	61,039
Shares Redeemed	(214,849)	(188,907)
Net Increase (Decrease) from Capital Share Transactions	155,335	259,131
Total Increase (Decrease) in Net Assets	68,867	182,722
Net Assets
Beginning of Period	1,731,226	1,548,504
End of Period	$1,800,093	$1,731,226
(1) Shares Issued and Redeemed:
Shares Issued	16,278	19,491
Shares Issued in Lieu of Cash Distributions	5,258	3,141
Shares Redeemed	(12,604)	(9,517)
	8,932	13,115
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(45)	$6,580

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
U.S. LARGE CAP VALUE PORTFOLIO III
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$18.75	$19.55	$16.89	$14.91	$12.50	$10.55
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.28	(A)	0.31	(A)	0.25	0.14	0.16
Net Gains (Losses) (Realized and Unrealized)	(0.06)	(0.33)	2.69	1.91	2.54	1.94
Total from Investment Operations	0.01	(0.05)	3.00	2.16	2.68	2.10
Less Distributions
Net Investment Income	(0.14)	(0.27)	(0.29)	(0.18)	(0.27)	(0.15)
Net Realized Gains	(0.84)	(0.48)	(0.05)	—	—	—
Total Distributions	(0.98)	(0.75)	(0.34)	(0.18)	(0.27)	(0.15)
Net Asset Value, End of Period	$17.78	$18.75	$19.55	$16.89	$14.91	$12.50
Total Return	0.21	%(C)	(0.35)%	18.10%	14.62%	21.72%	20.23%
Net Assets, End of Period (thousands)	$1,800,093	$1,731,226	$1,548,504	$1,122,582	$821,194	$545,795
Ratio of Expenses to Average Net Assets (D)	0.14	%(B)	0.14%	0.14%	0.17%	0.19%	0.18%
Ratio of Net Investment Income to Average Net Assets	0.79	%(B)	1.41%	1.75%	1.60%	1.02%	1.58%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  U.S. LARGE CAP VALUE PORTFOLIO III
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 18% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio III	$1,800,162	—	—	$1,800,162

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $36 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income

9

tax purposes were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$3,428	$(739)	$(2,689)

At November 30, 2007, the following net investment income and short-term capital gain and long-term capital gain distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$866	$2,562	$3,428

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$24,206	$1,558	$25,764
2007	26,436	38,031	64,467

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$7,021	$77,601	$84,622

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,431,631	$388,823	$(20,292)	$368,531

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

10

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held approximately 81% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.00	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.12%	$0.61

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE CAP VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Total
16.0%	4.8%	16.5%	32.2%	0.6%	15.4%	4.6%	3.4%	6.5%	100.0%

13

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
# CBS Corp. Class B	5,687,606	$122,738,537	1.2%
Clear Channel Communications, Inc.	1,942,666	68,032,163	0.7%
# Comcast Corp. Class A	12,429,142	279,655,695	2.8%
*# Ford Motor Co.	11,321,890	76,988,852	0.8%
# General Motors Corp.	4,413,900	75,477,690	0.8%
* IAC/InterActiveCorp.	2,097,251	47,293,010	0.5%
* Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544	1.1%
* Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402	0.7%
Time Warner, Inc.	18,688,980	296,781,002	2.9%
Other Securities		479,707,827	4.6%
Total Consumer Discretionary		1,624,790,722	16.1%
Consumer Staples — (4.4%)
Archer-Daniels-Midland Co.	1,240,260	49,238,322	0.5%
Coca-Cola Enterprises, Inc.	3,580,472	72,110,706	0.7%
Kraft Foods, Inc.	4,030,190	130,900,571	1.3%
SUPERVALU, Inc.	1,536,742	53,893,542	0.5%
Other Securities		177,920,030	1.8%
Total Consumer Staples		484,063,171	4.8%
Energy — (15.0%)
Anadarko Petroleum Corp.	3,481,656	261,019,750	2.6%
Apache Corp.	2,319,190	310,910,611	3.1%
# Chesapeake Energy Corp.	3,199,938	175,260,604	1.7%
ConocoPhillips	3,507,507	326,548,902	3.2%
Devon Energy Corp.	1,997,042	231,537,049	2.3%
# Pioneer Natural Resources Co.	786,498	56,462,691	0.6%
Valero Energy Corp.	1,239,275	63,004,741	0.6%
Other Securities		238,752,168	2.4%
Total Energy		1,663,496,516	16.5%
Financials — (29.0%)
Allstate Corp.	2,126,900	108,344,286	1.1%
# American International Group, Inc.	3,921,610	141,177,960	1.4%
Bank of America Corp.	6,581,274	223,829,129	2.2%
# Capital One Financial Corp.	1,606,984	77,328,070	0.8%
Chubb Corp.	1,482,600	79,704,576	0.8%
# Cincinnati Financial Corp.	1,328,489	46,523,685	0.5%
# CNA Financial Corp.	1,929,282	58,630,880	0.6%
Hartford Financial Services Group, Inc.	1,157,500	82,263,525	0.8%
JPMorgan Chase & Co.	7,876,534	338,690,962	3.4%
Lincoln National Corp.	1,092,926	60,285,798	0.6%
# Loews Corp.	3,874,202	192,044,193	1.9%
# Merrill Lynch & Co., Inc.	1,433,140	62,943,509	0.6%
# MetLife, Inc.	5,587,198	335,399,496	3.3%
Morgan Stanley	1,602,371	70,872,869	0.7%
Principal Financial Group, Inc.	1,193,300	64,295,004	0.6%
Prudential Financial, Inc.	1,861,400	139,046,580	1.4%
The Travelers Companies, Inc.	5,164,209	257,229,250	2.5%
# Unum Group	2,446,189	58,904,231	0.6%
Other Securities		824,610,099	8.1%
Total Financials		3,222,124,102	31.9%

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (0.5%)
Total Health Care		$55,725,577	0.6%
Industrials — (14.0%)
# Burlington Northern Santa Fe Corp.	2,216,173	250,538,358	2.5%
CSX Corp.	3,367,404	232,552,920	2.3%
Norfolk Southern Corp.	3,209,002	216,222,555	2.1%
# Northrop Grumman Corp.	2,635,484	198,873,623	2.0%
Raytheon Co.	740,994	47,319,877	0.5%
# Southwest Airlines Co.	5,164,520	67,448,631	0.7%
Union Pacific Corp.	4,137,400	340,549,394	3.4%
Other Securities		198,826,581	1.9%
Total Industrials		1,552,331,939	15.4%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,385,243	68,084,693	0.7%
Electronic Data Systems Corp.	2,164,600	53,011,054	0.5%
Other Securities		336,133,746	3.3%
Total Information Technology		457,229,493	4.5%
Materials — (3.1%)
# Weyerhaeuser Co.	1,440,429	89,781,940	0.9%
Other Securities		250,480,280	2.5%
Total Materials		340,262,220	3.4%
Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998	3.2%
Verizon Communications, Inc.	6,654,852	256,012,156	2.5%
Other Securities		73,970,965	0.8%
Total Telecommunication Services		657,850,119	6.5%
TOTAL COMMON STOCKS		10,057,873,859	99.7%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000	0.3%
SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282	8.9%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522	1.1%
TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804	10.0%
TOTAL INVESTMENTS — (100.0%) (Cost $9,790,024,787)		$11,101,866,663	110.0%

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008

  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $968,283 of securities on loan)	$10,057,874
Temporary Cash Investments at Value	34,255
Collateral Received from Securities on Loan at Value	1,009,738
Cash	1
Receivables:
Investment Securities Sold	417
Dividends and Interest	14,611
Securities Lending Income	511
Fund Shares Sold	4,664
Prepaid Expenses and Other Assets	30
Total Assets	11,122,101
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,009,738
Investment Securities Purchased	17,840
Fund Shares Redeemed	302
Due to Advisor	837
Accrued Expenses and Other Liabilities	435
Total Liabilities	1,029,152
NET ASSETS	$10,092,949
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	463,872,100
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.76
Investments at Cost	$8,746,032
Temporary Cash Investments at Cost	$34,255
Collateral Received from Securities on Loan at Cost	$1,009,738
NET ASSETS CONSIST OF:
Paid-In Capital	$8,517,981
Undistributed Net Income (Distributions in Excess of Net Investment Income)	42,721
Accumulated Net Realized Gain (Loss)	220,405
Net Unrealized Appreciation (Depreciation)	1,311,842
NET ASSETS	$10,092,949
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008

  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$82,991
Interest	944
Income from Securities Lending	1,544
Total Investment Income	85,479
Expenses
Investment Advisory Services Fees	4,802
Accounting & Transfer Agent Fees	478
Custodian Fees	51
Shareholders' Reports	50
Directors'/Trustees' Fees & Expenses	36
Legal Fees	19
Audit Fees	60
Other	33
Total Expenses	5,529
Net Investment Income (Loss)	79,950
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276
Futures	(1,860)
In-Kind Redemptions	48,401 *
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	(409,298)
Net Realized and Unrealized Gain (Loss)	(70,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,469

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,950	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	292,276	(118,412)
Futures	(1,860)	—
In-Kind Redemptions	48,401 *	—
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	(409,298)	(150,559)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,469	(121,980)
Distributions From:
Net Investment Income	(39,167)	(146,268)
Net Short-Term Gains	—	(14,058)
Net Long-Term Gains	—	(463,917)
Total Distributions	(39,167)	(624,243)
Capital Share Transactions (1):
Shares Issued	610,629	1,783,358
Shares Issued in Lieu of Cash Distributions	39,167	600,794
Shares Redeemed	(686,471)*	(344,913)
Net Increase (Decrease) from Capital Share Transactions	(36,675)	2,039,239
Total Increase (Decrease) in Net Assets	(66,373)	1,293,016
Net Assets
Beginning of Period	10,159,322	8,866,306
End of Period	$10,092,949	$10,159,322
(1) Shares Issued and Redeemed:
Shares Issued	29,262	75,958
Shares Issued in Lieu of Cash Distributions	1,966	26,704
Shares Redeemed	(33,177)	(15,046)
	(1,949)	87,616
Undistributed Net Income (Distributions in Excess of Net Investment Income)	$42,721	$1,938

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE CAP VALUE SERIES

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

SIx Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.81	$23.44	$20.91	$18.55	$15.41	$13.01
Income from Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	(0.38)	3.27	2.41	3.09	2.41
Total from Investment Operations	0.04	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.09)	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	—	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(0.09)	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.76	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	0.20	%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,092,949	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	8	%(C)	9%	13%	9%	7%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE CAP VALUE SERIES
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$10,057,874	$1,043,993	—	$11,101,867

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $202 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

21

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$842,246
Sales	755,345

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to a reclassification of distributions were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(270)	$270

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated (Losses)
$2,141	$(118,411)	$(116,270)

22

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Series had a capital loss carryforward available to offset future realized capital gains through the indicated expiration date (amount in thousands).

Expires on November 30,
2015
$118,411

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,790,025	$2,350,917	$(1,039,075)	$1,311,842

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

23

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.03%	$5,774	4	$3	$5,880

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

24

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, the fund realized $48,401 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

27

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

DFA053108-010S

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

Dimensional Investing

Page
Definitions of Abbreviations and Footnotes	1

Dimensional Investment Group Inc. — Emerging Markets Portfolio II

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

The DFA Investment Trust Company — The Emerging Markets Series

Disclosure of Fund Expenses	12

Disclosure of Portfolio Holdings	13

Summary Schedule of Portfolio Holdings	14

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

Voting Proxies on Fund Portfolio Securities	28

Board Approval of Investment Advisory Agreement	29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may be Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$979.20	0.37%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.15	0.37%	$1.87

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The Emerging Markets Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$277,105
Receivable for Fund Shares Sold	565
Prepaid Expenses and Other Assets	34
Total Assets	277,704
LIABILITIES:
Payables:
Affiliated Investment Company	565
Due to Advisor	34
Accrued Expenses and Other Liabilities	14
Total Liabilities	613
NET ASSETS	$277,091
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,603,481
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.85
Investment at Cost	$225,386
NET ASSETS CONSIST OF:
Paid-In Capital	$213,503
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,898
Accumulated Net Realized Gain (Loss)	9,026
Deferred Thailand Capital Gains Tax	(60)
Net Unrealized Foreign Exchange Gain (Loss)	5
Net Unrealized Appreciation (Depreciation)	51,719
NET ASSETS	$277,091
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $334)	$3,662
Interest	13
Income from Securities Lending	185
Expenses Allocated from Affiliated Investment Company	(255)
Total Investment Income	3,605
Expenses
Administrative Services Fees	209
Accounting & Transfer Agent Fees	8
Filing Fees	29
Shareholders' Reports	8
Directors'/Trustees' Fees & Expenses	1
Legal Fees	1
Audit Fees	1
Other	1
Total Expenses	258
Net Investment Income (Loss)	3,347
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	9,257
Futures	(11)
Foreign Currency Transactions	(128)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(20,645)
Translation of Foreign Currency Denominated Amounts	5
Deferred Thailand Capital Gains Tax	33
Net Realized and Unrealized Gain (Loss)	(11,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,142)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,347	$2,898
Net Realized Gain (Loss) on:
Investment Securities Sold	9,257	3,885
Futures	(11)	—
Foreign Currency Transactions	(128)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(20,645)	47,846
Translation of Foreign Currency Denominated Amounts	5	(1)
Deferred Thailand Capital Gains Tax	33	(57)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,142)	54,576
Distributions From:
Net Investment Income	(3,152)	(1,289)
Net Long-Term Gain	(2,284)	—
Total Distributions	(5,436)	(1,289)
Capital Share Transactions (1):
Shares Issued	24,881	240,044
Shares Issued in Lieu of Cash Distributions	5,436	1,289
Shares Redeemed	(50,275)	(46,626)
Net Increase (Decrease) from Capital Share Transactions	(19,958)	194,707
Total Increase (Decrease) in Net Assets	(33,536)	247,994
Net Assets
Beginning of Period	310,627	62,633
End of Period	$277,091	$310,627
(1) Shares Issued and Redeemed:
Shares Issued	890	9,033
Shares Issued in Lieu of Cash Distributions	191	59
Shares Redeemed	(1,830)	(1,655)
	(749)	7,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,898	$2,703

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  EMERGING MARKETS PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$30.01	$21.50	$16.79	$13.03	$9.78	$7.11
Income from Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.53	(A)	0.45	(A)	0.53	(A)	0.24	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.97)	8.42	4.74	3.47	3.18	2.63
Total from Investment Operations	(0.63)	8.95	5.19	4.00	3.42	2.79
Less Distributions
Net Investment Income	(0.31)	(0.44)	(0.48)	(0.24)	(0.17)	(0.12)
Net Realized Gains	(0.22)	—	—	—	—	—
Total Distributions	(0.53)	(0.44)	(0.48)	(0.24)	(0.17)	(0.12)
Net Asset Value, End of Period	$28.85	$30.01	$21.50	$16.79	$13.03	$9.78
Total Return	(2.08	)%(C)	42.40%	31.67%	31.22%	35.39%	39.88%
Net Assets, End of Period (thousands)	$277,091	$310,627	$62,633	$33,940	$22,778	$13,272
Ratio of Expenses to Average Net Assets (D)	0.37	%(B)	0.39%	0.35%	0.41%	0.53%	0.58%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.37	%(B)	0.43%	0.74%	0.81%	0.93%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.40	%(B)	2.13%	2.38%	3.60%	2.43%	2.09%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.
  EMERGING MARKETS PORTFOLIO II
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The Emerging Markets Series (the "Series"), a series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 8% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Portfolio II	$277,105	—	—	$277,105

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all

8

or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $6 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Portfolio II recognizes its pro-rata share of net investment income and realized and unrealized gains (losses) of investment securities and foreign currency, on a daily basis, from the Series, which is treated as a partnership for federal income tax purposes.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the period of December 1, 2006 to March 29, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the first $50 million of average daily net assets and no fee on assets exceeding $50 million. From March 30, 2007 to May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisory based on an effective annual rate of 0.15% of average daily net assets.

Prior to April 1, 2007, pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Portfolio II, the Advisor had contractually agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio's average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

9

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$60	$(60)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$975	—	$975
2007	1,289	—	1,289

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$2,706	$2,274	$4,980

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

During the year ended November 30, 2007, the Portfolio utilized capital loss carryforwards to offset realized capital gains of $1,546 (in thousands).

Some of the Master Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are allocated to the Portfolio and are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the Portfolio received cumulative unrealized appreciation (depreciation) (mark to market) and realized gains from allocations received on the sale of passive foreign investment companies (in thousands) of $12 and $43, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$225,405	$54,460	$(2,760)	$51,700

10

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$980.60	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.18%	$0.91

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
5.2%	7.8%	9.8%	19.8%	3.1%	8.8%	10.2%	19.2%	12.0%	4.0%	0.1%	100.0%

13

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$13,061,779	0.4%
BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
Companhia Siderurgica Nacional SA	502,476	24,498,215	0.7%
Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808	0.7%
Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900	0.6%
Other Securities		39,228,835	1.1%
TOTAL COMMON STOCKS		104,417,758	3.1%
PREFERRED STOCKS — (8.7%)
Banci Itau Holding Financeira SA	1,205,700	37,064,248	1.1%
Banco Bradesco SA	1,763,841	42,531,721	1.3%
# Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009	0.8%
Companhia Vale do Rio Doce Series A	2,323,591	77,457,795	2.3%
Gerdau SA	378,134	19,035,728	0.6%
Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171	0.6%
Other Securities		97,445,889	2.9%
TOTAL PREFERRED STOCKS		317,996,561	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,022	0.0%
TOTAL — BRAZIL		422,421,341	12.7%
CHILE — (3.2%)
COMMON STOCKS — (3.2%)
Banco Santander Chile SA ADR	295,998	15,391,896	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217	0.8%
# Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520	0.6%
Other Securities		54,785,133	1.6%
TOTAL COMMON STOCKS		117,232,766	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		110,949	0.0%
TOTAL — CHILE		117,343,715	3.5%
CHINA — (8.0%)
COMMON STOCKS — (8.0%)
China Construction Bank Corp.	20,375,000	18,191,369	0.6%
*# China Life Insurance Co., Ltd. ADR	337,222	20,351,348	0.6%
China Mobile, Ltd. Sponsored ADR	564,277	41,638,000	1.3%
# CNOOC, Ltd. ADR	128,476	22,777,510	0.7%
* Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249	0.7%
# PetroChina Co., Ltd. ADR	154,573	22,034,381	0.7%
Other Securities		143,646,198	4.2%
TOTAL — CHINA		291,551,055	8.8%

14

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
CEZ A.S.	381,144	$31,488,292	0.9%
Other Securities		19,251,667	0.6%
TOTAL — CZECH REPUBLIC		50,739,959	1.5%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# MOL Hungarian Oil & Gas NYRT	168,429	25,355,807	0.8%
*# OTP Bank NYRT	320,801	14,465,920	0.4%
Other Securities		10,069,031	0.3%
TOTAL — HUNGARY		49,890,758	1.5%
INDIA — (10.5%)
COMMON STOCKS — (10.5%)
Hindustan Unilever, Ltd.	2,562,524	14,295,246	0.4%
ICICI Bank Sponsored ADR	629,447	23,749,035	0.7%
Infosys Technologies, Ltd.	657,429	30,453,727	0.9%
ITC, Ltd.	3,314,510	17,001,526	0.5%
Larsen & Toubro, Ltd.	216,588	15,175,761	0.5%
Reliance Communications, Ltd.	1,071,955	14,533,262	0.4%
Reliance Industries, Ltd.	1,030,847	58,269,610	1.8%
Other Securities		207,871,507	6.3%
TOTAL COMMON STOCKS		381,349,674	11.5%
PREFERRED STOCKS — (0.0%)
Other Securities		1,722,934	0.0%
TOTAL — INDIA		383,072,608	11.5%
INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		64,731,913	1.9%
ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
Israel Chemicals, Ltd.	1,271,740	29,352,327	0.9%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203	1.8%
Other Securities		54,242,849	1.6%
TOTAL — ISRAEL		144,051,379	4.3%
MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		154,774,590	4.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		239,574	0.0%
TOTAL — MALAYSIA		155,014,164	4.7%
MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602	1.9%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611	0.7%
Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431	0.5%
# Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792	0.7%

15

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	$26,340,829	0.8%
Other Securities		140,217,220	4.0%
TOTAL — MEXICO		309,255,350	9.3%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		22,300,173	0.7%
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Bank Pekao SA	163,030	14,171,204	0.4%
Other Securities		43,241,201	1.3%
TOTAL — POLAND		57,412,405	1.7%
SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
Anglo American Platinum Corp., Ltd.	143,540	25,009,513	0.8%
ArcelorMittal South Africa, Ltd.	459,163	15,060,405	0.5%
Impala Platinum Holdings, Ltd.	749,481	32,003,769	1.0%
MTN Group, Ltd.	2,592,990	51,844,934	1.6%
Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390	1.9%
Standard Bank Group, Ltd.	1,797,036	19,622,305	0.6%
Other Securities		174,376,844	5.1%
TOTAL — SOUTH AFRICA		382,648,160	11.5%
SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
# Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519	0.6%
POSCO	46,060	25,174,520	0.8%
Samsung Electronics Co., Ltd.	97,139	69,922,372	2.1%
Other Securities		261,991,991	7.8%
TOTAL COMMON STOCKS		375,276,402	11.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,453	0.0%
TOTAL — SOUTH KOREA		375,284,855	11.3%
TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606	0.7%
Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784	0.9%
Nan Ya Plastic Corp.	6,878,218	15,952,730	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267	1.5%
Other Securities		243,508,896	7.2%
TOTAL — TAIWAN		358,924,283	10.8%
THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		52,668,442	1.6%
TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		56,876,864	1.7%

16

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	$11,272,000	0.3%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000	3.0%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599	6.8%
TOTAL SECURITIES LENDING COLLATERAL		326,038,599	9.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,076,501,517)		$3,644,559,802	109.5%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $299,311 of securities on loan)	$3,307,249
Temporary Cash Investments at Value	11,272
Collateral Received from Securities on Loan at Value	326,039
Foreign Currencies at Value	6,702
Cash	15
Receivables:
Investment Securities Sold	1,817
Dividends, Interest and Tax Reclaims	12,140
Securities Lending Income	368
Fund Shares Sold	2,084
Prepaid Expenses and Other Assets	17
Total Assets	3,667,703
LIABILITIES:
Payables:
Upon Return of Securities Loaned	326,039
Investment Securities Purchased	8,721
Due to Advisor	278
Deferred Thailand Capital Gains Tax	2,836
Accrued Expenses and Other Liabilities	331
Total Liabilities	338,205
NET ASSETS	$3,329,498
Investments at Cost	$1,739,191
Temporary Cash Investments at Cost	$11,272
Collateral Received from Securities on Loan at Cost	$326,039
Foreign Currencies at Cost	$6,475

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,024)	$44,302
Interest	159
Income from Securities Lending	2,232
Total Investment Income	46,693
Expenses
Investment Advisory Services Fees	1,681
Accounting & Transfer Agent Fees	176
Custodian Fees	1,121
Shareholders' Reports	14
Directors'/Trustees' Fees & Expenses	13
Legal Fees	8
Audit Fees	21
Other	43
Total Expenses	3,077
Net Investment Income (Loss)	43,616
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490
Futures	(361)
Foreign Currency Transactions	(1,564)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)
Translation of Foreign Currency Denominated Amounts	59
Deferred Thailand Capital Gains Tax	749
Net Realized and Unrealized Gain (Loss)	(125,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,767)

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,616	$76,347
Net Realized Gain (Loss) on:
Investment Securities Sold	312,490	143,019
Futures	(361)	—
Foreign Currency Transactions	(1,564)	(111)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(436,756)	859,017
Translation of Foreign Currency Denominated Amounts	59	(27)
Deferred Thailand Capital Gains Tax	749	(884)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,767)	1,077,361
Transactions in Interest:
Contributions	108,959	481,891
Withdrawals	(405,484)	(266,433)
Net Increase from Transactions in Interest	(296,525)	215,458
Total Increase (Decrease) in Net Assets	(378,292)	1,292,819
Net Assets
Beginning of Period	3,707,790	2,414,971
End of Period	$3,329,498	$3,707,790

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY

THE EMERGING MARKETS SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(1.94	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$3,329,498		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.59	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	7	%(C)	7%	11%	9%	2%	1%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Emerging Markets Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the

22

net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Emerging Markets Series	$1,267,665	$2,376,895	—	$3,644,560

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan:  Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $71 (in thousands).

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Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Series accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Series is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$235,103
Sales	498,760

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

24

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2007, the Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $1,160 and $1,623, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,077,330	$1,645,579	$(78,349)	$1,567,230

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these

25

instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open Futures Contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.60%	$9,888	17	$21	$18,238

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

26

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

29

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

30

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DFA053108-011S

DIMENSIONAL INVESTMENT GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.00	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

3

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$1,067,725
Receivables:
Affiliated Investment Company	178
Fund Shares Sold	308
Prepaid Expenses and Other Assets	35
Total Assets	1,068,246
LIABILITIES:
Payables:
Fund Shares Redeemed	486
Accrued Expenses and Other Liabilities	75
Total Liabilities	561
NET ASSETS	$1,067,685
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	66,294,640
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.11
Investment at Cost	$879,065
NET ASSETS CONSIST OF:
Paid-In Capital	$842,413
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,845
Accumulated Net Realized Gain (Loss)	31,767
Net Unrealized Appreciation (Depreciation)	188,660
NET ASSETS	$1,067,685
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$9,986
Interest	142
Income from Securities Lending	348
Expenses Allocated from Affiliated Investment Company	(1,090)
Total Investment Income	9,386
Expenses
Accounting & Transfer Agent Fees	13
Filing Fees	23
Shareholders' Reports	25
Directors'/Trustees' Fees & Expenses	3
Legal Fees	11
Audit Fees	2
Other	3
Total Expenses	80
Net Investment Income (Loss)	9,306
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	32,754
Futures	(793)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(61,153)
Net Realized and Unrealized Gain (Loss)	(29,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,886)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,306	$18,204
Net Realized Gain (Loss) on:
Investment Securities Sold	32,754	58,675
Futures	(793)	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(61,153)	(76,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,886)	119
Distributions From:
Net Investment Income	(9,272)	(17,542)
Net Long-Term Gains	(43,810)	—
Total Distributions	(53,082)	(17,542)
Capital Share Transactions (1):
Shares Issued	198,649	209,281
Shares Issued in Lieu of Cash Distributions	53,061	17,537
Shares Redeemed	(221,323)	(114,505)
Net Increase (Decrease) from Capital Share Transactions	30,387	112,313
Total Increase (Decrease) in Net Assets	(42,581)	94,890
Net Assets
Beginning of Period	1,110,266	1,015,376
End of Period	$1,067,685	$1,110,266
(1) Shares Issued and Redeemed:
Shares Issued	12,807	11,360
Shares Issued in Lieu of Cash Distributions	3,289	966
Shares Redeemed	(13,573)	(6,345)
	2,523	5,981
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,845	$4,811

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$17.41	$17.57	$15.17	$13.20	$11.08	$9.06
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.26	(A)	0.20	0.13	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	(0.16)	2.39	1.94	2.12	2.01
Total from Investment Operations	(0.39)	0.13	2.65	2.14	2.25	2.06
Less Distributions
Net Investment Income	(0.15)	(0.29)	(0.25)	(0.17)	(0.13)	(0.04)
Net Realized Gains	(0.76)	—	—	—	—	—
Total Distributions	(0.91)	(0.29)	(0.25)	(0.17)	(0.13)	(0.04)
Net Asset Value, End of Period	$16.11	$17.41	$17.57	$15.17	$13.20	$11.08
Total Return	(2.24	)%(C)	0.67%	17.67%	16.36%	20.41%	22.91%
Net Assets, End of Period (thousands)	$1,067,685	$1,110,266	$1,015,376	$721,743	$505,147	$328,258
Ratio of Expenses to Average Net Assets (D)	0.23	%(B)	0.23%	0.24%	0.26%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.85	%(B)	1.59%	1.61%	1.49%	1.11%	0.57%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.   Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 29% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.   Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed Marketwide Value Portfolio II	$1,067,725	—	—	$1,067,725

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of

8

all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $21 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies"

9

were classified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$1,984	$(470)	$(1,514)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$12,670	—	$12,670
2007	18,012	$1,514	19,526

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$470	$1,514	$1,984

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$4,834	$43,757	$48,591

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

During the year ended November 30, 2007, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $13,338 (in thousands).

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$879,269	$275,727	$(87,271)	$188,456

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on

10

the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held approximately 92% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.50	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.22%	$1.11

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Total
12.9%	5.2%	19.0%	32.4%	2.1%	11.7%	7.4%	3.3%	6.0%	100.0%

13

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.9%)
Consumer Discretionary — (11.6%)
CBS Corp. Class B	880,766	$19,006,930	0.5%
Comcast Corp. Class A	3,086,461	69,445,372	1.9%
Comcast Corp. Special Class A Non-Voting	1,089,388	24,282,459	0.7%
* Liberty Media Corp. - Entertainment Class A	625,764	16,895,628	0.5%
Time Warner, Inc.	5,109,656	81,141,337	2.2%
Other Securities		268,512,201	7.2%
Total Consumer Discretionary		479,283,927	13.0%
Consumer Staples — (4.7%)
Archer-Daniels-Midland Co.	638,865	25,362,940	0.7%
CVS Caremark Corp.	801,214	34,283,947	0.9%
Kraft Foods, Inc.	701,313	22,778,646	0.6%
Other Securities		110,596,800	3.0%
Total Consumer Staples		193,022,333	5.2%
Energy — (16.8%)
Anadarko Petroleum Corp.	778,868	58,391,734	1.6%
Apache Corp.	487,346	65,333,605	1.8%
Chesapeake Energy Corp.	620,500	33,984,785	0.9%
ConocoPhillips	2,003,846	186,558,063	5.0%
# Devon Energy Corp.	617,500	71,592,950	1.9%
Hess Corp.	302,400	37,137,744	1.0%
Marathon Oil Corp.	442,123	22,720,701	0.6%
Noble Energy, Inc.	242,940	23,674,503	0.6%
Valero Energy Corp.	738,360	37,538,222	1.0%
Other Securities		159,570,580	4.4%
Total Energy		696,502,887	18.8%
Financials — (28.7%)
Allstate Corp.	642,300	32,718,762	0.9%
American International Group, Inc.	2,060,935	74,193,660	2.0%
Bank of America Corp.	2,312,268	78,640,235	2.1%
# Blackrock, Inc.	111,100	24,996,389	0.7%
# Capital One Financial Corp.	530,369	25,521,356	0.7%
Chubb Corp.	555,965	29,888,678	0.8%
Fifth Third Bancorp	1,011,926	18,923,016	0.5%
Hartford Financial Services Group, Inc.	468,816	33,318,753	0.9%
JPMorgan Chase & Co.	3,240,748	139,352,164	3.8%
# Lehman Brothers Holdings, Inc.	632,700	23,289,687	0.6%
Lincoln National Corp.	320,583	17,683,358	0.5%
# Loews Corp.	763,597	37,851,503	1.0%
MetLife, Inc.	1,070,900	64,286,127	1.8%
Prudential Financial, Inc.	478,438	35,739,319	1.0%
SunTrust Banks, Inc.	498,164	26,009,142	0.7%
The Travelers Companies, Inc.	917,301	45,690,763	1.2%
# Wachovia Corp.	1,339,554	31,881,385	0.9%
Other Securities		450,751,681	12.1%
Total Financials		1,190,735,978	32.2%

14

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.8%)
* WellPoint, Inc.	299,492	$16,717,643	0.5%
Other Securities		59,962,852	1.6%
Total Health Care		76,680,495	2.1%
Industrials — (10.3%)
Burlington Northern Santa Fe Corp.	493,950	55,841,048	1.5%
CSX Corp.	703,520	48,585,091	1.3%
Norfolk Southern Corp.	661,000	44,538,180	1.2%
Northrop Grumman Corp.	234,510	17,696,125	0.5%
Raytheon Co.	353,900	22,600,054	0.6%
Union Pacific Corp.	902,570	74,290,537	2.0%
Other Securities		163,830,955	4.4%
Total Industrials		427,381,990	11.5%
Information Technology — (6.6%)
Electronic Data Systems Corp.	863,039	21,135,825	0.6%
Hewlett-Packard Co.	1,368,545	64,403,728	1.8%
*# Symantec Corp.	1,197,421	26,019,958	0.7%
Xerox Corp.	1,251,132	16,990,373	0.5%
Other Securities		143,397,548	3.8%
Total Information Technology		271,947,432	7.4%
Materials — (3.0%)
International Paper Co.	635,462	17,297,276	0.5%
Weyerhaeuser Co.	315,467	19,663,058	0.5%
Other Securities		86,604,730	2.3%
Total Materials		123,565,064	3.3%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (5.4%)
AT&T, Inc.	2,740,890	109,361,511	3.0%
Sprint Nextel Corp.	1,795,724	16,807,977	0.5%
Verizon Communications, Inc.	2,151,104	82,752,971	2.2%
Other Securities		13,446,738	0.3%
Total Telecommunication Services		222,369,197	6.0%
Utilities — (0.0%)
Total Utilities		1,168,036	0.0%
TOTAL COMMON STOCKS		3,682,657,585	99.5%
PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
Total Health Care		638,694	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	28,566,244	28,566,244	0.8%

15

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $647,724,714 FNMA, rates ranging from 4.500% to 7.660%(r), maturities ranging from 09/01/11 to 03/01/48, valued at $391,434,168) to be repurchased at $380,107,595	$380,033	$380,033,172	10.3%
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $81,235,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/08 to 11/01/36, valued at $49,927,664) to be repurchased at $48,479,894	48,471	48,470,765	1.3%
TOTAL SECURITIES LENDING COLLATERAL		428,503,937	11.6%
TOTAL INVESTMENTS — (100.0%) (Cost $3,513,713,169)		$4,140,366,460	111.9%

See accompanying Notes to Financial Statements.
16

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

ASSETS:
Investments at Value (including $408,706 of securities on loan)	$3,683,296
Temporary Cash Investments at Value	28,566
Collateral Received from Securities on Loan at Value	428,504
Receivables:
Investment Securities Sold	32,502
Dividends and Interest	5,403
Fund Shares Sold	630
Securities Lending Income	318
Prepaid Expenses and Other Assets	11
Total Assets	4,179,230
LIABILITIES:
Payables:
Upon Return of Securities Loaned	428,504
Investment Securities Purchased	48,185
Fund Shares Redeemed	178
Due to Advisor	614
Accrued Expenses and Other Liabilities	158
Total Liabilities	477,639
NET ASSETS	$3,701,591
Investments at Cost	$3,056,643
Temporary Cash Investments at Cost	$28,566
Collateral Received from Securities on Loan at Cost	$428,504

See accompanying Notes to Financial Statements.
17

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2008
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends	$35,054
Interest	501
Income from Securities Lending	1,217
Total Investment Income	36,772
Expenses
Investment Advisory Services Fees	3,538
Accounting & Transfer Agent Fees	182
Custodian Fees	37
Shareholders' Reports	10
Directors'/Trustees' Fees & Expenses	12
Legal Fees	7
Audit Fees	23
Other	16
Total Expenses	3,825
Net Investment Income (Loss)	32,947
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	105,907
Futures	(2,752)
Change in Unrealized Appreciation (Depreciation) of
Investment Securities	(220,106)
Net Realized and Unrealized Gain (Loss)	(116,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(84,004)

See accompanying Notes to Financial Statements.
18

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,947	$63,884
Net Realized Gain (Loss) on:
Investment Securities Sold	105,907	197,904
Futures	(2,752)	—
Change in Unrealized Appreciation (Depreciation) of
Investment Securities	(220,106)	(257,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,004)	4,649
Transactions in Interest:
Contributions	262,788	478,784
Withdrawals	(335,773)	(146,412)
Net Increase (Decrease) from Transactions in Interest	(72,985)	332,372
Total Increase (Decrease) in Net Assets	(156,989)	337,021
Net Assets
Beginning of Period	3,858,580	3,521,559
End of Period	$3,701,591	$3,858,580

See accompanying Notes to Financial Statements.
19

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(2.25	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%
Net Assets, End of Period (thousands)	$3,701,591		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%
Portfolio Turnover Rate	24	%(C)	21%	21%	12%	5%	6%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
20

  THE DFA INVESTMENT TRUST COMPANY

  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The Tax-Managed U.S. Marketwide Value Series	$3,711,803	$428,563	—	$4,140,366

21

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan:  Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $74 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$868,687
Sales	854,413

There were no purchases or sales of long-term U.S. government securities.

22

E.  Federal Income Tax:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and net realized and unrealized gains and losses have been deemed to have been "passed through" to its partners.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,514,520	$967,144	$(341,298)	$625,846

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open Futures Contracts.

23

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.56%	$6,449	5	$4	$16,156

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

24

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

25

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Fund. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of this Fund. The Board noted that the Advisor's investment style and methodologies in managing the Dimensional funds are not designed to track traditional indexes. As a result, it is expected that certain funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

27

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

28

DFA053108-008S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio II

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

Page
Dimensional Investing

Definitions of Abbreviations and Footnotes	1

Dimensional Investment Group Inc. — DFA International Value Portfolio II

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

The DFA Investment Trust Company — The DFA International Value Series

Disclosure of Fund Expenses	12

Disclosure of Portfolio Holdings	13

Summary Schedule of Portfolio Holdings	14

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

Voting Proxies on Fund Portfolio Securities	28

Board Approval of Investment Advisory Agreement	29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$938.50	0.26%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.26%	$1.32

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (11,323,806 Shares) at Value†	$241,084
Receivables:
Affiliated Investment Company Shares Sold	737
Fund Shares Sold	3
Prepaid Expenses and Other Assets	19
Total Assets	241,843
LIABILITIES:
Payables:
Fund Shares Redeemed	740
Due to Advisor	2
Accrued Expenses and Other Liabilities	45
Total Liabilities	787
NET ASSETS	$241,056
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,164,944
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.59
Investment at Cost	$190,060
NET ASSETS CONSIST OF:
Paid-In Capital	$70,424
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(38)
Accumulated Net Realized Gain (Loss)	119,646
Net Unrealized Appreciation (Depreciation)	51,024
NET ASSETS	$241,056
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$1,675
Expenses
Administrative Services Fees	23
Accounting & Transfer Agent Fees	9
Filing Fees	10
Shareholders' Reports	23
Directors'/Trustees' Fees & Expenses	1
Legal Fees	7
Audit Fees	2
Other	1
Total Expenses	76
Net Investment Income (Loss)	1,599
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	50,083
Net Realized Gain (Loss) on:
Affiliated Investment Company Shares Sold	88,145
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(210,923)
Net Realized and Unrealized Gain (Loss)	(72,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,096)

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,599	$22,404
Capital Gain Distributions Received from Affiliated Investment Company	50,083	16,900
Net Realized Gain (Loss) on:
Affiliated Investment Company Shares Sold	88,145	(2,997)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(210,923)	73,136
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,096)	109,443
Distributions From:
Net Investment Income	(5,317)	(20,432)
Net Short-Term Gains	(1,773)	(1,258)
Net Long-Term Gains	(14,297)	(8,778)
Total Distributions	(21,387)	(30,468)
Capital Share Transactions (1):
Shares Issued	11,586	157,119
Shares Issued in Lieu of Cash Distributions	21,387	30,468
Shares Redeemed	(462,197)	(125,013)
Net Increase (Decrease) from Capital Share Transactions	(429,224)	62,574
Total Increase (Decrease) in Net Assets	(521,707)	141,549
Net Assets
Beginning of Period	762,763	621,214
End of Period	$241,056	$762,763
(1) Shares Issued and Redeemed:
Shares Issued	539	6,917
Shares Issued in Lieu of Cash Distributions	980	1,362
Shares Redeemed	(22,502)	(5,535)
	(20,983)	2,744
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(38)	$3,680

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO II
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$23.73	$21.13	$16.50	$14.69	$11.54	$8.69
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.70	(A)	0.65	(A)	0.48	0.25	0.18
Net Gains (Losses) (Realized and Unrealized)	(1.54)	2.88	5.01	1.76	3.37	2.87
Total from Investment Operations	(1.46)	3.58	5.66	2.24	3.62	3.05
Less Distributions
Net Investment Income	(0.18)	(0.64)	(0.64)	(0.41)	(0.44)	(0.20)
Net Realized Gains	(0.50)	(0.34)	(0.39)	(0.02)	(0.03)	—
Total Distributions	(0.68)	(0.98)	(1.03)	(0.43)	(0.47)	(0.20)
Net Asset Value, End of Period	$21.59	$23.73	$21.13	$16.50	$14.69	$11.54
Total Return	(6.15	)%(C)	17.29%	35.74%	15.50%	32.11%	35.98%
Net Assets,
End of Period (thousands)	$241,056	$762,763	$621,214	$340,467	$189,176	$69,220
Ratio of Expenses to Average Net Assets (D)	0.26	%(B)	0.25%	0.27%	0.31%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	0.70	%(B)	3.02%	3.41%	3.06%	1.98%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio II	$241,084	—	—	$241,084

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $10 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of November 30, 2007, there were no permanent differences in the Portfolio.

9

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$17,330	$7,264	$24,594
2007	21,690	8,778	30,468

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$3,695	$14,797	$18,492

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$192,078	$51,024	$(2,018)	$49,006

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under

10

the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnities; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%	12.0%	7.4%	3.2%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1,038,244 of securities on loan)	$8,685,267
Temporary Cash Investments at Value	8,886
Collateral Received from Securities on Loan at Value	1,102,840
Foreign Currencies at Value	83,149
Cash	15
Receivables:
Investment Securities Sold	19,005
Dividends, Interest and Tax Reclaims	42,675
Securities Lending Income	5,872
Fund Shares Sold	6,484
Prepaid Expenses and Other Assets	32
Total Assets	9,954,225
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,102,840
Investment Securities Purchased	66,079
Fund Shares Redeemed	896
Due to Advisor	1,483
Accrued Expenses and Other Liabilities	467
Total Liabilities	1,171,765
NET ASSETS	$8,782,460
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	412,509,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.29
Investments at Cost	$7,108,715
Temporary Cash Investments at Cost	$8,886
Collateral Received from Securities on Loan at Cost	$1,102,840
Foreign Currencies at Cost	$82,235
NET ASSETS CONSIST OF:
Paid-In Capital	$6,697,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	198,040
Accumulated Net Realized Gain (Loss)	309,805
Net Unrealized Foreign Exchange Gain (Loss)	(184)
Net Unrealized Appreciation (Depeciation)	1,577,466
NET ASSETS	$8,782,460
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $24,839)	$213,593
Interest	654
Income from Securities Lending	12,910
Total Investment Income	227,157
Expenses
Investment Advisory Services Fees	8,762
Accounting & Transfer Agent Fees	440
Custodian Fees	553
Shareholders' Reports	42
Directors'/Trustees' Fees & Expenses	38
Legal Fees	18
Audit Fees	53
Other	58
Total Expenses	9,964
Net Investment Income (Loss)	217,193
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	198,179
Futures	(1,153)
Foreign Currency Transactions	(1,489)
In-Kind Redemptions	115,020 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,139,285)
Translation of Foreign Currency Denominated Amounts	(286)
Net Realized and Unrealized Gain (Loss)	(829,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(611,821)

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$217,193	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	198,179	654,522
Futures	(1,153)	—
Foreign Currency Transactions	(1,489)	2,498
In-Kind Redemptions	115,020 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,139,285)	403,307
Translation of Foreign Currency Denominated Amounts	(286)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(611,821)	1,334,760
Distributions From:
Net Investment Income	(28,880)	(278,093)
Net Short-Term Gains	(22,542)	(14,957)
Net Long-Term Gains	(614,160)	(185,943)
Total Distributions	(665,582)	(478,993)
Capital Share Transactions (1):
Shares Issued	558,573	1,731,698
Shares Issued in Lieu of Cash Distributions	652,416	465,562
Shares Redeemed	(789,847)*	(871,558)
Net Increase (Decrease) from Capital Share Transactions	421,142	1,325,702
Total Increase (Decrease) in Net Assets	(856,261)	2,181,469
Net Assets
Beginning of Period	9,638,721	7,457,252
End of Period	$8,782,460	$9,638,721
(1) Shares Issued and Redeemed:
Shares Issued	26,415	72,431
Shares Issued in Lieu of Cash Distributions	30,340	20,227
Shares Redeemed	(38,486)	(36,444)
	18,269	56,214
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$198,040	$9,727

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets,
End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will

22

have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The DFA International Value Series	$1,700,925	$8,096,069	—	$9,796,994

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $184 (in thousands).

23

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$809,952
Sales	889,949

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent

24

in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$20,352	$(20,352)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$213,585	$115,307	$328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$37,777	$613,845	$651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $5,687 and $36,619, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,220,521	$2,182,009	$(605,537)	$1,576,472

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the

25

federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

26

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.20%	$11,197	16	$21	$27,822

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, the fund realized $115,020 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

29

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA053108-014S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$938.70	0.25%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.25%	$1.26

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (53,779,296 Shares) at Value†	$1,144,961
Receivables:
Affiliated Investment Company Shares Sold	89
Fund Shares Sold	805
Prepaid Expenses and Other Assets	41
Total Assets	1,145,896
LIABILITIES:
Payables:
Fund Shares Redeemed	894
Due to Advisor	10
Accrued Expenses and Other Liabilities	83
Total Liabilities	987
NET ASSETS	$1,144,909
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	52,492,752
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.81
Investment at Cost	$736,592
NET ASSETS CONSIST OF:
Paid-In Capital	$675,369
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(87)
Accumulated Net Realized Gain (Loss)	61,258
Net Unrealized Appreciation (Depreciation)	408,369
NET ASSETS	$1,144,909
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$3,641
Expenses
Administrative Services Fees	55
Accounting & Transfer Agent Fees	14
Filing Fees	23
Shareholders' Reports	42
Directors'/Trustees' Fees & Expenses	4
Legal Fees	10
Audit Fees	2
Other	3
Total Expenses	153
Net Investment Income (Loss)	3,488
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	78,528
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(3,661)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(150,005)
Net Realized and Unrealized Gain (Loss)	(75,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,650)

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,488	$34,247
Capital Gain Distributions Received from Affiliated Investment Company	78,528	26,825
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(3,661)	159
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(150,005)	113,019
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,650)	174,250
Distributions From:
Net Investment Income	(9,244)	(30,502)
Net Short-Term Gains	(3,276)	(2,370)
Net Long-Term Gains	(24,865)	(17,585)
Total Distributions	(37,385)	(50,457)
Capital Share Transactions (1):
Shares Issued	153,570	215,069
Shares Issued in Lieu of Cash Distributions	37,372	50,456
Shares Redeemed	(127,284)	(198,925)
Net Increase (Decrease) from Capital Share Transactions	63,658	66,600
Total Increase (Decrease) in Net Assets	(45,377)	190,393
Net Assets
Beginning of Period	1,190,286	999,893
End of Period	$1,144,909	$1,190,286
(1) Shares Issued and Redeemed:
Shares Issued	7,202	9,221
Shares Issued in Lieu of Cash Distributions	1,701	2,237
Shares Redeemed	(5,948)	(8,503)
	2,955	2,955
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(87)	$5,669

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.03	$21.46	$16.89	$15.03	$11.83	$8.92
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.71	(A)	0.64	(A)	0.49	0.27	0.22
Net Gains (Losses) (Realized and Unrealized)	(1.53)	2.92	5.10	1.80	3.43	2.91
Total from Investment Operations	(1.46)	3.63	5.74	2.29	3.70	3.13
Less Distributions
Net Investment Income	(0.19)	(0.63)	(0.65)	(0.42)	(0.49)	(0.20)
Net Realized Gains	(0.57)	(0.43)	(0.52)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.76)	(1.06)	(1.17)	(0.43)	(0.50)	(0.22)
Net Asset Value, End of Period	$21.81	$24.03	$21.46	$16.89	$15.03	$11.83
Total Return	(6.13	)%(C)	17.32%	35.67%	15.59%	32.11%	36.09%
Net Assets, End of Period (thousands)	$1,144,909	$1,190,286	$999,893	$696,954	$532,647	$356,509
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.26%	0.30%	0.33%	0.35%
Ratio of Net Investment Income to Average Net Assets	0.63	%(B)	3.02%	3.37%	3.08%	2.07%	2.46%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio III (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 13% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio III	$1,144,961	—	—	$1,144,961

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $23 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to a reclassification

9

of distributions were classified to the following accounts. These reclassifications had no effect on net assets or net value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$17	$(17)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$31,266	$20,190	$51,456
2007	32,872	17,585	50,457

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$6,170	$24,825	$30,995

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$751,015	$408,369	$(14,423)	$393,946

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly,

10

liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, two shareholders held 78% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%	12.0%	7.4%	3.2%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1,038,244 of securities on loan)	$8,685,267
Temporary Cash Investments at Value	8,886
Collateral Received from Securities on Loan at Value	1,102,840
Foreign Currencies at Value	83,149
Cash	15
Receivables:
Investment Securities Sold	19,005
Dividends, Interest and Tax Reclaims	42,675
Securities Lending Income	5,872
Fund Shares Sold	6,484
Prepaid Expenses and Other Assets	32
Total Assets	9,954,225
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,102,840
Investment Securities Purchased	66,079
Fund Shares Redeemed	896
Due to Advisor	1,483
Accrued Expenses and Other Liabilities	467
Total Liabilities	1,171,765
NET ASSETS	$8,782,460
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	412,509,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.29
Investments at Cost	$7,108,715
Temporary Cash Investments at Cost	$8,886
Collateral Received from Securities on Loan at Cost	$1,102,840
Foreign Currencies at Cost	$82,235
NET ASSETS CONSIST OF:
Paid-In Capital	$6,697,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	198,040
Accumulated Net Realized Gain (Loss)	309,805
Net Unrealized Foreign Exchange Gain (Loss)	(184)
Net Unrealized Appreciation (Depeciation)	1,577,466
NET ASSETS	$8,782,460
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $24,839)	$213,593
Interest	654
Income from Securities Lending	12,910
Total Investment Income	227,157
Expenses
Investment Advisory Services Fees	8,762
Accounting & Transfer Agent Fees	440
Custodian Fees	553
Shareholders' Reports	42
Directors'/Trustees' Fees & Expenses	38
Legal Fees	18
Audit Fees	53
Other	58
Total Expenses	9,964
Net Investment Income (Loss)	217,193
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	198,179
Futures	(1,153)
Foreign Currency Transactions	(1,489)
In-Kind Redemptions	115,020 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,139,285)
Translation of Foreign Currency Denominated Amounts	(286)
Net Realized and Unrealized Gain (Loss)	(829,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(611,821)

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$217,193	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	198,179	654,522
Futures	(1,153)	—
Foreign Currency Transactions	(1,489)	2,498
In-Kind Redemptions	115,020 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,139,285)	403,307
Translation of Foreign Currency Denominated Amounts	(286)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(611,821)	1,334,760
Distributions From:
Net Investment Income	(28,880)	(278,093)
Net Short-Term Gains	(22,542)	(14,957)
Net Long-Term Gains	(614,160)	(185,943)
Total Distributions	(665,582)	(478,993)
Capital Share Transactions (1):
Shares Issued	558,573	1,731,698
Shares Issued in Lieu of Cash Distributions	652,416	465,562
Shares Redeemed	(789,847)*	(871,558)
Net Increase (Decrease) from Capital Share Transactions	421,142	1,325,702
Total Increase (Decrease) in Net Assets	(856,261)	2,181,469
Net Assets
Beginning of Period	9,638,721	7,457,252
End of Period	$8,782,460	$9,638,721
(1) Shares Issued and Redeemed:
Shares Issued	26,415	72,431
Shares Issued in Lieu of Cash Distributions	30,340	20,227
Shares Redeemed	(38,486)	(36,444)
	18,269	56,214
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$198,040	$9,727

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets,
End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will

22

have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The DFA International Value Series	$1,700,925	$8,096,069	—	$9,796,994

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation

23

(depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $184 (in thousands).

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$809,952
Sales	889,949

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

24

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$20,352	$(20,352)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$213,585	$115,307	$328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$37,777	$613,845	$651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $5,687 and $36,619, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,220,521	$2,182,009	$(605,537)	$1,576,472

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of

25

tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts: During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

26

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.20%	$11,197	16	$21	$27,822

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of

27

redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, the fund realized $115,020 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

30

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

31

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DFA053108-015S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Semi-Annual Report

Six Months Ended May 31, 2008
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$155 Billion in Assets Under Management Worldwide as of May 31, 2008.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
i

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DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2008.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$938.70	0.25%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.25%	$1.26

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

2

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (29,724,970 Shares) at Value†	$632,845
Receivable for Fund Shares Sold	1,157
Prepaid Expenses and Other Assets	19
Total Assets	634,021
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	1,157
Due to Advisor	7
Accrued Expenses and Other Liabilities	37
Total Liabilities	1,201
NET ASSETS	$632,820
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	33,591,482
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.84
Investment at Cost	$454,774
NET ASSETS CONSIST OF:
Paid-In Capital	$450,270
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	837
Accumulated Net Realized Gain (Loss)	3,642
Net Unrealized Appreciation (Depreciation)	178,071
NET ASSETS	$632,820
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$2,172
Expenses
Administrative Services Fees	40
Accounting & Transfer Agent Fees	10
Filing Fees	10
Shareholders' Reports	11
Directors'/Trustees' Fees & Expenses	2
Legal Fees	7
Audit Fees	2
Other	1
Total Expenses	83
Net Investment Income (Loss)	2,089
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	47,885
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(7,633)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(89,304)
Net Realized and Unrealized Gain (Loss)	(49,052)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,963)

See accompanying Notes to Financial Statements.
5

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,089	$21,939
Capital Gain Distributions Received from Affiliated Investment Company	47,885	15,399
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(7,633)	(1,925)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(89,304)	68,316
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,963)	103,729
Distributions From:
Net Investment Income	(21,806)	(14,495)
Net Short-Term Gains	(1,695)	(1,177)
Net Long-Term Gains	(14,218)	(7,928)
Total Distributions	(37,719)	(23,600)
Capital Share Transactions (1):
Shares Issued	28,607	166,017
Shares Issued in Lieu of Cash Distributions	37,719	23,600
Shares Redeemed	(78,445)	(105,380)
Net Increase (Decrease) from Capital Share Transactions	(12,119)	84,237
Total Increase (Decrease) in Net Assets	(96,801)	164,366
Net Assets
Beginning of Period	729,621	565,255
End of Period	$632,820	$729,621
(1) Shares Issued and Redeemed:
Shares Issued	1,543	8,266
Shares Issued in Lieu of Cash Distributions	1,981	1,270
Shares Redeemed	(4,306)	(5,148)
	(782)	4,388
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$837	$20,554

See accompanying Notes to Financial Statements.
6

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$21.23	$18.85	$14.63	$12.94	$10.19	$7.49
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.63	(A)	0.57	(A)	0.40	0.20	0.18
Net Gains (Losses) (Realized and Unrealized)	(1.35)	2.53	4.41	1.58	2.95	2.52
Total from Investment Operations	(1.29)	3.16	4.98	1.98	3.15	2.70
Less Distributions
Net Investment Income	(0.64)	(0.48)	(0.36)	(0.27)	(0.22)	—
Net Realized Gains	(0.46)	(0.30)	(0.40)	(0.02)	(0.18)	—
Total Distributions	(1.10)	(0.78)	(0.76)	(0.29)	(0.40)	—
Net Asset Value, End of Period	$18.84	$21.23	$18.85	$14.63	$12.94	$10.19
Total Return	(6.13	)%(C)	17.32%	35.65%	15.58%	31.99%	36.05%
Net Assets, End of Period
(thousands)	$632,820	$729,621	$565,255	$304,601	$203,569	$120,092
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.25%	0.27%	0.32%	0.37%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.65	%(B)	3.07%	3.42%	3.03%	2.00%	2.28%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO IV

  NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio IV (the "Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2008, the Portfolio owned 7% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio IV	$632,845	—	—	$632,845

8

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $14 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to character redesignation

9

of distributions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$(15)	$15

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$8,443	$7,663	$16,106
2007	15,672	7,928	23,600

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$20,568	$14,606	$35,174

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$493,033	$178,070	$(38,258)	$139,812

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged

10

interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2008.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

H.  Other:

At May 31, 2008, one shareholder held 100% of the outstanding shares of the Portfolio.

11

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual fund return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical example for comparison purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2008

EXPENSE TABLE

	Beginning Account Value 12/01/07	Ending Account Value 05/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$939.00	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.23%	$1.16

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (366) to reflect the six-month period.

12

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
12.7%	3.0%	6.0%	43.3%	0.4%	9.0%	3.0%	12.0%	7.4%	3.2%	100.0%

13

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	3,303,028	$68,549,078	0.8%
Commonwealth Bank of Australia	2,106,388	85,313,967	1.0%
National Australia Bank, Ltd.	3,179,770	95,305,976	1.1%
Other Securities		236,639,152	2.6%
TOTAL — AUSTRALIA		485,808,173	5.5%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		70,026,299	0.8%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,354,605	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		313	0.0%
TOTAL — BELGIUM		60,354,918	0.7%
CANADA — (5.7%)
COMMON STOCKS — (5.7%)
Barrick Gold Corp.	1,398,132	56,327,721	0.6%
# EnCana Corp.	1,030,498	92,834,014	1.1%
# Petro-Canada	929,700	53,643,016	0.6%
# Sun Life Financial, Inc.	1,300,100	60,516,933	0.7%
Other Securities		295,828,949	3.4%
TOTAL — CANADA		559,150,633	6.4%
DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		101,745,214	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,378,580	0.0%
TOTAL — DENMARK		103,123,794	1.2%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		92,713,863	1.1%
FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
# AXA SA	2,905,543	102,763,174	1.2%
# BNP Paribas SA	1,666,604	171,886,430	2.0%
Compagnie de Saint-Gobain	598,264	48,285,938	0.6%
# Vivendi SA	2,556,392	107,526,605	1.2%
Other Securities		390,990,006	4.3%
TOTAL COMMON STOCKS		821,452,153	9.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		7,511,957	0.1%
TOTAL — FRANCE		828,964,110	9.4%

14

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Allianz SE	464,749	$87,919,955	1.0%
# Allianz SE Sponsored ADR	2,772,640	52,486,075	0.6%
Daimler AG	1,734,297	131,846,664	1.5%
# Deutsche Bank AG	801,377	85,476,644	1.0%
# Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281	0.5%
E.ON AG	622,579	132,091,618	1.5%
E.ON AG Sponsored ADR	1,091,708	77,144,891	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050	0.9%
# Volkswagen AG	368,652	101,441,661	1.2%
Other Securities		274,591,637	3.0%
TOTAL — GERMANY		1,065,929,476	12.1%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		18,615,955	0.2%
HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cheung Kong Holdings, Ltd.	3,320,000	51,127,991	0.6%
Hutchison Whampoa, Ltd.	5,108,000	55,252,145	0.6%
Other Securities		156,333,468	1.8%
TOTAL — HONG KONG		262,713,604	3.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		64,939,114	0.7%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
# UniCredito Italiano SpA	10,390,107	72,685,576	0.8%
Other Securities		142,805,507	1.7%
TOTAL — ITALY		215,491,083	2.5%
JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
Hitachi, Ltd.	6,815,000	49,087,511	0.6%
Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378	0.5%
Millea Holdings, Inc.	1,629,300	67,268,372	0.8%
Other Securities		916,044,367	10.4%
TOTAL — JAPAN		1,076,937,628	12.3%
NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314	0.6%
# ArcelorMittal	1,799,437	178,598,104	2.0%
ING Groep NV	3,203,383	122,320,179	1.4%
Koninklijke Philips Electronics NV	3,067,255	117,828,474	1.3%
Other Securities		78,717,019	0.9%
TOTAL — NETHERLANDS		547,780,090	6.2%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		15,180,104	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		96,852,704	1.1%

15

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$12,645,343	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		41,569	0.0%
TOTAL — PORTUGAL		12,686,912	0.1%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
DBS Group Holdings, Ltd.	3,365,500	48,176,499	0.6%
Other Securities		72,481,135	0.8%
TOTAL — SINGAPORE		120,657,634	1.4%
SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
Banco Santander Central Hispano SA	7,329,732	152,898,519	1.7%
# Banco Santander SA Sponsored ADR	3,044,700	63,634,230	0.7%
Repsol YPF SA	1,537,866	63,589,565	0.7%
# Repsol YPF SA Sponsored ADR	1,285,700	53,279,408	0.6%
Other Securities		131,949,312	1.6%
TOTAL — SPAIN		465,351,034	5.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	4,374,518	71,164,594	0.8%
Other Securities		151,922,950	1.7%
TOTAL — SWEDEN		223,087,544	2.5%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714	0.8%
Credit Suisse Group AG	1,826,488	93,023,052	1.1%
Swiss Re	747,678	58,112,769	0.7%
Zurich Financial SVCS AG	309,213	90,748,689	1.0%
Other Securities		266,441,470	3.0%
TOTAL COMMON STOCKS		578,501,694	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,292,905	0.0%
TOTAL — SWITZERLAND		580,794,599	6.6%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
Anglo American P.L.C.	1,902,303	129,625,102	1.5%
Aviva P.L.C.	6,768,276	84,583,541	1.0%
# Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263	0.8%
HBOS P.L.C.	8,458,158	67,075,693	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652	2.2%
Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555	1.4%
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847	1.0%
Vodafone Group P.L.C.	60,811,202	195,272,492	2.2%
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300	2.2%
Xstrata P.L.C.	827,417	65,472,658	0.7%
Other Securities		506,860,037	5.7%
TOTAL COMMON STOCKS		1,709,242,140	19.5%
RIGHTS/WARRANTS — (0.1%)
Other Securities		8,865,815	0.1%
TOTAL — UNITED KINGDOM		1,718,107,955	19.6%

16

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	$8,886,000	0.1%
SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital, Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957	6.7%
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251	1.9%
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252	4.0%
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460	12.6%
TOTAL INVESTMENTS — (100.0%) (Cost $8,220,441,858)		$9,796,993,686	111.6%

See accompanying Notes to Financial Statements.
17

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1,038,244 of securities on loan)	$8,685,267
Temporary Cash Investments at Value	8,886
Collateral Received from Securities on Loan at Value	1,102,840
Foreign Currencies at Value	83,149
Cash	15
Receivables:
Investment Securities Sold	19,005
Dividends, Interest and Tax Reclaims	42,675
Securities Lending Income	5,872
Fund Shares Sold	6,484
Prepaid Expenses and Other Assets	32
Total Assets	9,954,225
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,102,840
Investment Securities Purchased	66,079
Fund Shares Redeemed	896
Due to Advisor	1,483
Accrued Expenses and Other Liabilities	467
Total Liabilities	1,171,765
NET ASSETS	$8,782,460
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	412,509,956
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.29
Investments at Cost	$7,108,715
Temporary Cash Investments at Cost	$8,886
Collateral Received from Securities on Loan at Cost	$1,102,840
Foreign Currencies at Cost	$82,235
NET ASSETS CONSIST OF:
Paid-In Capital	$6,697,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	198,040
Accumulated Net Realized Gain (Loss)	309,805
Net Unrealized Foreign Exchange Gain (Loss)	(184)
Net Unrealized Appreciation (Depeciation)	1,577,466
NET ASSETS	$8,782,460
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
18

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2008
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $24,839)	$213,593
Interest	654
Income from Securities Lending	12,910
Total Investment Income	227,157
Expenses
Investment Advisory Services Fees	8,762
Accounting & Transfer Agent Fees	440
Custodian Fees	553
Shareholders' Reports	42
Directors'/Trustees' Fees & Expenses	38
Legal Fees	18
Audit Fees	53
Other	58
Total Expenses	9,964
Net Investment Income (Loss)	217,193
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	198,179
Futures	(1,153)
Foreign Currency Transactions	(1,489)
In-Kind Redemptions	115,020 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,139,285)
Translation of Foreign Currency Denominated Amounts	(286)
Net Realized and Unrealized Gain (Loss)	(829,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(611,821)

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
19

THE DFA INVESTMENT TRUST COMPANY

THE DFA INTERNATIONAL VALUE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$217,193	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	198,179	654,522
Futures	(1,153)	—
Foreign Currency Transactions	(1,489)	2,498
In-Kind Redemptions	115,020 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,139,285)	403,307
Translation of Foreign Currency Denominated Amounts	(286)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(611,821)	1,334,760
Distributions From:
Net Investment Income	(28,880)	(278,093)
Net Short-Term Gains	(22,542)	(14,957)
Net Long-Term Gains	(614,160)	(185,943)
Total Distributions	(665,582)	(478,993)
Capital Share Transactions (1):
Shares Issued	558,573	1,731,698
Shares Issued in Lieu of Cash Distributions	652,416	465,562
Shares Redeemed	(789,847)*	(871,558)
Net Increase (Decrease) from Capital Share Transactions	421,142	1,325,702
Total Increase (Decrease) in Net Assets	(856,261)	2,181,469
Net Assets
Beginning of Period	9,638,721	7,457,252
End of Period	$8,782,460	$9,638,721
(1) Shares Issued and Redeemed:
Shares Issued	26,415	72,431
Shares Issued in Lieu of Cash Distributions	30,340	20,227
Shares Redeemed	(38,486)	(36,444)
	18,269	56,214
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$198,040	$9,727

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
20

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

Six Months Ended May 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$24.45	$22.06	$17.30	$16.04	$12.40	$9.33
Income from Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.01)	2.98	5.27	1.95	3.61	3.06
Total from Investment Operations	(1.48)	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.07)	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(1.61)	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.68)	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$21.29	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	(6.10	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets,
End of Period (thousands)	$8,782,460	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	4.96	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	9	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

THE DFA INVESTMENT TRUST COMPANY
THE DFA INTERNATIONAL VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The DFA International Value Series (the "Series") is presented in this report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series prices its shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will

22

have a material impact on the net asset value of the Series. When the Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of May 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The DFA International Value Series	$1,700,925	$8,096,069	—	$9,796,994

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses. At May 31, 2008, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $184 (in thousands).

23

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2008, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2008, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$809,952
Sales	889,949

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent

24

in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be passive foreign investment companies, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$20,352	$(20,352)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$213,585	$115,307	$328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$37,777	$613,845	$651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Series had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Series had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $5,687 and $36,619, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,220,521	$2,182,009	$(605,537)	$1,576,472

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the

25

federal income tax returns for all open tax years (tax years ended November 30, 2004-2007) and for the period ended May 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

F.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 30, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended May 31, 2008, the Series entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. At May 31, 2008, the Series did not hold any open futures contracts.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. Effective June 24, 2008, the expiration date was extended to June 23, 2009. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

26

For the six months ended May 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.20%	$11,197	16	$21	$27,822

There were no outstanding borrowings by the Series under this line of credit at May 31, 2008.

H.  Securities Lending:

As of May 31, 2008, the Series had securities on loan to brokers/dealers, for which the Series held cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies and repurchase agreements collateralized by securities of the U.S. government or its agencies. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnities; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended May 31, 2008, the fund realized $115,020 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

27

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 14, 2007 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement ("Advisory Agreement") for the Series (the "Fund").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last two years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

29

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA053108-016S

ITEM 2.          CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each master fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

The U.S. Large Company Series	Master fund for U.S. Large Company Institutional Index Portfolio

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III and LWAS/DFA U.S. High Book to Market Portfolio

The DFA International Value Series	Master fund for DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III and DFA International Value Portfolio IV

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of May 31, 2008.
(r)	The adjustable rate shown is effective as of May 31, 2008.
–	Amounts designated as - are either zero or rounded to zero

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.9%)
Consumer Discretionary — (7.9%)
#	Abercrombie & Fitch Co.	32,414	$2,353,256
# *	Amazon.com, Inc.	116,050	9,472,001
# *	Apollo Group, Inc. Class A	51,679	2,469,739
*	AutoNation, Inc.	50,798	802,100
# *	Autozone, Inc.	16,174	2,046,981
*	Bed Bath and Beyond, Inc.	98,559	3,140,090
	Best Buy Co., Inc.	132,575	6,189,927
# *	Big Lots, Inc.	30,616	950,933
#	Black & Decker Corp.	22,921	1,482,989
#	Brunswick Corp.	32,945	451,347
	Carnival Corp.	164,244	6,579,615
	CBS Corp. Class B	256,117	5,527,005
	Centex Corp.	46,048	867,084
	Clear Channel Communications, Inc.	187,324	6,560,087
# *	Coach, Inc.	132,405	4,806,302
	Comcast Corp. Class A	1,132,895	25,490,138
	D.R. Horton, Inc.	103,094	1,310,325
	Darden Restaurants, Inc.	53,907	1,846,315
#	Dillards, Inc. Class A	21,492	349,890
	Disney (Walt) Co.	708,475	23,804,760
#	E.W. Scripps Co.	33,684	1,586,516
#	Eastman Kodak Co.	108,412	1,660,872
*	Expedia, Inc.	78,441	1,902,194
#	Family Dollar Stores, Inc.	52,872	1,131,461
# *	Ford Motor Co.	830,378	5,646,570
	Fortune Brands, Inc.	57,958	4,026,922
*	GameStop Corp. Class A	60,561	3,003,826
	Gannett Co., Inc.	86,461	2,490,941
	Gap, Inc.	171,097	3,122,520
#	General Motors Corp.	212,977	3,641,907
	Genuine Parts Co.	62,194	2,737,158
*	Goodyear Tire & Rubber Co.	90,366	2,296,200
	H&R Block, Inc.	122,418	2,857,236
	Harley-Davidson, Inc.	89,734	3,730,242
#	Harman International Industries, Inc.	22,752	1,017,469
	Hasbro, Inc.	53,652	1,944,348
#	Home Depot, Inc.	634,962	17,372,560
*	IAC/InterActiveCorp.	67,984	1,533,039
	International Game Technology	117,689	4,196,790
*	Interpublic Group of Companies, Inc.	177,269	1,767,372
#	J.C. Penney Co., Inc.	83,419	3,356,781
	Johnson Controls, Inc.	223,403	7,609,106
	Jones Apparel Group, Inc.	32,574	547,895

1

#	KB Home	28,966	594,093
# *	Kohl’s Corp.	118,017	5,287,162
#	Leggett & Platt, Inc.	63,059	1,204,427
#	Lennar Corp. Class A	52,334	883,398
	Limited Brands, Inc.	116,924	2,265,987
	Liz Claiborne, Inc.	37,428	653,493
#	Lowe’s Companies, Inc.	550,300	13,207,200
	Macy’s, Inc.	162,909	3,856,056
#	Marriott International, Inc. Class A	113,225	3,726,235
	Mattel, Inc.	135,959	2,738,214
	McDonald’s Corp.	433,302	25,703,475
#	McGraw-Hill Companies, Inc.	121,446	5,038,795
	Meredith Corp.	14,187	465,475
	Newell Rubbermaid, Inc.	104,106	2,090,448
	News Corp. Class A	865,691	15,539,153
	NIKE, Inc. Class B	144,059	9,849,314
#	Nordstrom, Inc.	67,351	2,355,938
*	Office Depot, Inc.	102,702	1,304,315
	OfficeMax, Inc.	28,558	619,137
#	Omnicom Group, Inc.	120,624	5,911,782
#	Polo Ralph Lauren Corp.	22,155	1,547,527
	Pulte Homes, Inc.	80,419	983,524
	RadioShack Corp.	49,324	722,597
# *	Sears Holdings Corp.	27,445	2,325,140
#	Sherwin-Williams Co.	38,348	2,153,240
	Snap-On, Inc.	21,705	1,343,974
	Staples, Inc.	263,741	6,184,726
# *	Starbucks Corp.	274,809	4,998,776
#	Starwood Hotels & Resorts Worldwide, Inc.	70,840	3,428,656
#	Target Corp.	308,033	16,436,641
*	The DIRECTV Group, Inc.	268,076	7,532,936
#	The New York Times Co. Class A	54,094	942,317
	The Stanley Works	29,450	1,430,681
#	The TJX Companies, Inc.	164,426	5,271,498
	Tiffany & Co.	47,782	2,342,751
	Time Warner, Inc.	1,345,582	21,367,842
	Tyco Electronics, Ltd.	183,387	7,357,486
	V.F. Corp.	33,001	2,498,176
# *	Viacom, Inc. Class B	241,129	8,637,241
	Washington Post Co.	2,182	1,371,212
	Wendy’s International, Inc.	32,884	975,339
#	Whirlpool Corp.	28,449	2,096,122
	Wyndham Worldwide Corp.	66,603	1,457,274
#	Yum! Brands, Inc.	178,902	7,102,409
Total Consumer Discretionary			399,482,991

Consumer Staples — (9.6%)
	Altria Group, Inc.	793,242	17,657,567
	Anheuser-Busch Companies, Inc.	269,070	15,460,762
	Archer-Daniels-Midland Co.	242,143	9,613,077
#	Avon Products, Inc.	160,568	6,271,786
#	Brown-Forman Corp. Class B	31,734	2,385,762
	Campbell Soup Co.	82,834	2,773,282
	Clorox Co.	52,242	2,984,585
	Coca-Cola Co.	751,986	43,058,718

2

	Coca-Cola Enterprises, Inc.	108,193	2,179,007
	Colgate-Palmolive Co.	191,818	14,263,587
	ConAgra, Inc.	183,451	4,325,775
*	Constellation Brands, Inc. Class A	73,015	1,556,680
	Costco Wholesale Corp.	163,575	11,666,169
	CVS Caremark Corp.	538,740	23,052,685
*	Dean Foods Co.	56,945	1,238,554
#	Estee Lauder Companies, Inc.	42,937	2,043,801
	General Mills, Inc.	126,705	8,007,756
	Heinz (H.J.) Co.	118,573	5,917,978
	Kellogg Co.	98,048	5,079,867
	Kimberly-Clark Corp.	158,119	10,087,992
	Kraft Foods, Inc.	576,904	18,737,842
	McCormick & Co., Inc.	48,145	1,809,289
	Molson Coors Brewing Co.	51,751	3,001,558
	Pepsi Bottling Group, Inc.	51,617	1,673,423
	PepsiCo, Inc.	602,668	41,162,224
*	Philip Morris International, Inc.	793,242	41,772,124
	Procter & Gamble Co.	1,157,901	76,479,361
	Reynolds American, Inc.	64,376	3,535,530
	Safeway, Inc.	165,623	5,278,405
	Sara Lee Corp.	267,952	3,692,379
	SUPERVALU, Inc.	79,583	2,790,976
	Sysco Corp.	227,094	7,008,121
#	The Hershey Co.	63,288	2,480,257
#	The Kroger Co.	253,100	6,995,684
	Tyson Foods, Inc. Class A	103,007	1,940,652
	UST, Inc.	56,236	3,105,914
	Walgreen Co.	373,003	13,435,568
#	Wal-Mart Stores, Inc.	889,011	51,331,495
#	Whole Foods Market, Inc.	52,489	1,522,181
	Wrigley (Wm.) Jr. Co.	81,432	6,280,850
Total Consumer Staples			483,659,223

Energy — (13.0%)
	Anadarko Petroleum Corp.	176,107	13,202,742
	Apache Corp.	125,285	16,795,707
	Baker Hughes, Inc.	116,408	10,316,077
#	BJ Services Co.	110,216	3,328,523
*	Cameron International Corp.	82,136	4,372,099
	Chesapeake Energy Corp.	172,120	9,427,012
	Chevron Corp.	781,345	77,470,357
	ConocoPhillips	587,512	54,697,367
	CONSOL Energy, Inc.	68,665	6,698,957
	Devon Energy Corp.	167,199	19,385,052
	El Paso Corp.	263,667	5,154,690
#	ENSCO International, Inc.	54,152	3,889,738
	EOG Resources, Inc.	92,938	11,954,615
#	Exxon Mobil Corp.	2,012,934	178,668,022
	Halliburton Co.	331,156	16,087,559
	Hess Corp.	104,942	12,887,927
	Marathon Oil Corp.	266,747	13,708,128
	Murphy Oil Corp.	71,384	6,613,728
*	Nabors Industries, Ltd.	105,603	4,439,550
*	National-Oilwell, Inc.	155,477	12,954,344

3

	Noble Corp.	101,076	6,381,939
	Noble Energy, Inc.	64,651	6,300,240
	Occidental Petroleum Corp.	309,488	28,451,232
#	Peabody Energy Corp.	101,965	7,537,253
	Range Resources Corp.	56,399	3,708,798
	Rowan Companies, Inc.	41,880	1,849,002
	Schlumberger, Ltd.	450,634	45,572,616
	Smith International, Inc.	75,553	5,962,643
	Spectra Energy Corp.	237,989	6,430,463
#	Sunoco, Inc.	44,248	1,967,709
#	Tesoro Petroleum Corp.	51,771	1,286,509
	The Williams Companies, Inc.	220,112	8,373,060
# *	Transocean, Inc.	119,551	17,955,365
	Valero Energy Corp.	201,161	10,227,025
# *	Weatherford International, Ltd.	255,264	11,647,696
	XTO Energy, Inc.	192,007	12,215,485
Total Energy			657,919,229

Financials — (13.4%)
	Ace, Ltd.	124,117	7,455,708
	AFLAC, Inc.	178,624	11,991,029
	Allstate Corp.	210,856	10,741,005
	AMBAC Financial Group, Inc.	107,914	337,771
#	American Capital Strategies, Ltd.	73,400	2,348,800
#	American Express Co.	434,974	20,161,045
	American International Group, Inc.	1,013,369	36,481,284
	Ameriprise Financial, Inc.	85,391	4,035,579
	AON Corp.	114,951	5,424,538
	Assurant, Inc.	35,992	2,448,536
	Bank of America Corp.	1,671,378	56,843,566
	Bank of New York Mellon Corp.	429,437	19,122,830
#	BB&T Corp.	205,510	6,467,400
#	Bear Stearns Companies, Inc.	50,701	473,040
	Capital One Financial Corp.	140,332	6,752,776
# *	CB Richard Ellis Group, Inc.	65,378	1,468,390
	Chubb Corp.	139,303	7,488,929
	Cincinnati Financial Corp.	62,255	2,180,170
	CIT Group, Inc.	106,189	1,061,890
	Citigroup, Inc.	1,958,865	42,879,555
#	CME Group, Inc.	20,060	8,631,818
#	Comerica, Inc.	56,629	2,105,466
#	Countrywide Financial Corp.	218,517	1,149,399
	Discover Financial Services	180,269	3,091,613
# *	E*TRADE Financial Corp.	173,822	712,670
#	Federal Home Loan Mortgage Corporation	243,079	6,179,068
	Federal National Mortgage Association	398,926	10,778,981
	Federated Investors, Inc.	32,538	1,199,351
	Fifth Third Bancorp	200,463	3,748,658
#	First Horizon National Corp.	70,140	672,643
	Franklin Resources, Inc.	59,169	5,989,086
	Genworth Financial, Inc.	162,780	3,597,438
	Hartford Financial Services Group, Inc.	118,145	8,396,565
	Hudson City Bancorp, Inc.	195,034	3,471,605
#	Huntington Bancshares, Inc.	137,797	1,227,771
*	IntercontinentalExchange, Inc.	26,387	3,646,683

4

	Janus Capital Group, Inc.	55,578	1,611,762
	JPMorgan Chase & Co.	1,277,939	54,951,377
	KeyCorp	150,032	2,921,123
	Legg Mason, Inc.	50,724	2,729,458
#	Lehman Brothers Holdings, Inc.	199,631	7,348,417
	Leucadia National Corp.	63,644	3,455,869
	Lincoln National Corp.	99,542	5,490,737
	Loews Corp.	165,414	8,199,572
#	M&T Bank Corp.	28,969	2,510,454
	Marsh & McLennan Companies, Inc.	196,032	5,337,951
	Marshall & Ilsley Corp.	98,494	2,289,001
#	MBIA, Inc.	79,072	550,341
	Merrill Lynch & Co., Inc.	365,542	16,054,605
	MetLife, Inc.	266,821	16,017,265
#	MGIC Investment Corp.	44,770	538,135
#	Moody’s Corp.	77,382	2,869,325
	Morgan Stanley	415,597	18,381,855
#	National City Corp.	285,994	1,670,205
#	Northern Trust Corp.	72,212	5,488,112
	NYSE Euronext	99,704	6,373,080
	PNC Financial Services Group	128,214	8,237,750
	Principal Financial Group, Inc.	97,206	5,237,459
	Progressive Corp.	255,233	5,119,974
	Prudential Financial, Inc.	167,805	12,535,034
#	Regions Financial Corp.	260,964	4,650,378
	SAFECO Corp.	33,764	2,262,188
#	Schwab (Charles) Corp.	353,267	7,835,462
*	SLM Corp.	175,545	3,979,605
#	Sovereign Bancorp, Inc.	180,041	1,645,575
	State Street Corp.	145,775	10,498,716
	SunTrust Banks, Inc.	131,998	6,891,616
#	T. Rowe Price Group, Inc.	99,236	5,747,749
	The Goldman Sachs Group, Inc.	148,659	26,224,934
	The Travelers Companies, Inc.	233,397	11,625,505
	Torchmark Corp.	34,225	2,170,207
#	U.S. Bancorp	650,811	21,600,417
	Unum Group	130,535	3,143,283
#	Wachovia Corp.	800,583	19,053,875
#	Washington Mutual, Inc.	398,091	3,590,781
	Wells Fargo & Co.	1,240,415	34,198,242
#	XL Capital, Ltd.	66,935	2,336,701
#	Zions Bancorporation	40,309	1,736,915
Total Financials			675,873,666

Health Care — (10.4%)
#	Abbott Laboratories	581,578	32,771,920
	Aetna, Inc.	186,844	8,811,563
#	Allergan, Inc.	115,105	6,632,350
	AmerisourceBergen Corp.	61,179	2,528,528
# *	Amgen, Inc.	409,216	18,017,780
	Applera Corp. - Applied Biosystems Group	62,974	2,188,976
	Bard (C.R.), Inc.	37,749	3,442,709
*	Barr Laboratories, Inc.	40,598	1,778,192
	Baxter International, Inc.	238,699	14,584,509
	Becton Dickinson & Co.	91,824	7,754,537

5

*	Biogen Idec, Inc.	112,027	7,029,694
*	Boston Scientific Corp.	505,333	6,715,876
	Bristol-Myers Squibb Co.	744,739	16,972,602
	Cardinal Health, Inc.	134,166	7,585,746
*	Celgene Corp.	163,692	9,962,295
	Cigna Corp.	105,381	4,278,469
*	Coventry Health Care, Inc.	58,206	2,679,222
	Covidien, Ltd.	187,652	9,399,489
	Eli Lilly & Co.	372,174	17,916,456
*	Express Scripts, Inc.	95,117	6,858,887
*	Forest Laboratories, Inc.	117,154	4,207,000
*	Genzyme Corp.	100,692	6,893,374
*	Gilead Sciences, Inc.	349,484	19,333,455
*	Hospira, Inc.	59,705	2,504,028
*	Humana, Inc.	64,026	3,268,527
	IMS Health, Inc.	68,981	1,672,099
#	Johnson & Johnson	1,065,759	71,128,756
*	King Pharmaceuticals, Inc.	92,574	949,809
*	Laboratory Corp. of America Holdings	41,574	3,067,745
	McKesson Corp.	108,880	6,276,932
*	Medco Health Solutions, Inc.	197,124	9,550,658
	Medtronic, Inc.	422,535	21,409,848
	Merck & Co., Inc.	814,685	31,740,128
# *	Millipore Corp.	20,703	1,504,073
#	Mylan, Inc.	114,518	1,528,815
*	Patterson Companies, Inc.	48,665	1,655,097
	PerkinElmer, Inc.	44,255	1,251,531
	Pfizer, Inc.	2,543,806	49,248,084
	Quest Diagnostics, Inc.	59,168	2,982,659
	Schering-Plough Corp.	609,896	12,441,878
*	St. Jude Medical, Inc.	129,435	5,274,476
	Stryker Corp.	89,729	5,792,007
*	Tenet Healthcare Corp.	178,489	1,053,085
*	Thermo Fisher Scientific, Inc.	157,496	9,295,414
	UnitedHealth Group, Inc.	470,829	16,107,060
# *	Varian Medical Systems, Inc.	47,284	2,247,881
*	Waters Corp.	37,607	2,313,583
*	Watson Pharmaceuticals, Inc.	39,000	1,113,840
*	WellPoint, Inc.	203,902	11,381,810
	Wyeth	503,407	22,386,509
*	Zimmer Holdings, Inc.	87,735	6,387,108
Total Health Care			523,877,069

Industrials — (10.7%)
	3M Co.	266,255	20,650,738
*	Allied Waste Industries, Inc.	126,862	1,708,831
#	Avery Dennison Corp.	40,062	2,066,398
	B.F. Goodrich Co.	47,057	3,049,764
#	Boeing Co.	287,765	23,818,309
	Burlington Northern Santa Fe Corp.	111,357	12,588,909
#	C.H. Robinson Worldwide, Inc.	64,469	4,158,251
#	Caterpillar, Inc.	234,771	19,401,475
#	Cintas Corp.	49,146	1,450,790
#	Cooper Industries, Ltd.	66,315	3,092,268
	CSX Corp.	151,763	10,480,753

6

#	Cummins, Inc.	76,073	5,357,061
	Danaher Corp.	95,807	7,490,191
#	Deere & Co.	164,056	13,344,315
#	Dover Corp.	72,210	3,905,117
	Eaton Corp.	61,707	5,965,833
	Emerson Electric Co.	296,192	17,232,451
	Equifax, Inc.	48,777	1,861,330
	Expeditors International of Washington, Inc.	80,195	3,775,581
#	FedEx Corp.	116,434	10,678,162
#	Fluor Corp.	33,332	6,218,085
	General Dynamics Corp.	151,335	13,945,520
	General Electric Co.	3,757,085	115,417,651
	Honeywell International, Inc.	280,071	16,697,833
	Illinois Tool Works, Inc.	150,669	8,090,925
	Ingersoll-Rand Co., Ltd. Class A	102,581	4,517,667
	ITT Industries, Inc.	68,313	4,508,658
*	Jacobs Engineering Group, Inc.	45,653	4,326,991
	L-3 Communications Holdings, Inc.	46,051	4,945,417
	Lockheed Martin Corp.	128,986	14,116,228
#	Masco Corp.	137,216	2,543,985
# *	Monster Worldwide, Inc.	47,228	1,166,059
	Norfolk Southern Corp.	141,593	9,540,536
	Northrop Grumman Corp.	127,140	9,593,984
	Paccar, Inc.	137,960	7,365,684
	Pall Corp.	46,126	1,882,402
	Parker Hannifin Corp.	63,396	5,367,739
	Pitney Bowes, Inc.	79,420	2,883,740
	Precision Castparts Corp.	52,272	6,314,458
	R. R. Donnelley & Sons Co.	80,838	2,653,912
	Raytheon Co.	160,425	10,244,741
	Robert Half International, Inc.	59,758	1,468,852
#	Rockwell Automation, Inc.	55,819	3,268,202
	Rockwell Collins, Inc.	61,099	3,749,646
	Ryder System, Inc.	21,841	1,603,785
	Southwest Airlines Co.	276,791	3,614,890
*	Terex Corp.	38,225	2,727,354
	Textron, Inc.	93,567	5,852,616
	The Manitowoc Co., Inc.	48,859	1,900,615
#	Trane, Inc.	65,385	3,035,172
	Tyco International, Ltd.	182,463	8,245,503
	Union Pacific Corp.	196,172	16,146,917
	United Parcel Service, Inc.	389,175	27,639,209
	United Technologies Corp.	369,292	26,234,504
	W.W. Grainger, Inc.	25,252	2,304,498
	Waste Management, Inc.	186,373	7,069,128
Total Industrials			539,279,633

Information Technology — (15.0%)
# *	Adobe Systems, Inc.	200,095	8,816,186
# *	Advanced Micro Devices, Inc.	227,837	1,567,519
*	Affiliated Computer Services, Inc. Class A	36,108	1,957,054
*	Agilent Technologies, Inc.	137,345	5,135,330
# *	Akamai Technologies, Inc.	62,880	2,455,464
#	Altera Corp.	115,623	2,675,516
	Analog Devices, Inc.	110,591	3,882,850

7

# *	Apple, Inc.	330,673	62,414,529
#	Applied Materials, Inc.	509,293	10,089,094
# *	Autodesk, Inc.	86,875	3,575,775
#	Automatic Data Processing, Inc.	196,683	8,467,203
*	BMC Software, Inc.	72,287	2,898,709
# *	Broadcom Corp.	175,876	5,045,882
	CA, Inc.	146,802	3,896,125
# *	Ciena Corp.	32,753	1,000,932
# *	Cisco Sytems, Inc.	2,242,810	59,927,883
# *	Citrix Systems, Inc.	69,712	2,386,242
*	Cognizant Technology Solutions Corp.	108,488	3,827,457
*	Computer Sciences Corp.	61,567	3,026,018
*	Compuware Corp.	103,171	1,051,313
*	Convergys Corp.	47,690	769,240
	Corning, Inc.	592,365	16,195,259
*	Dell, Inc.	768,404	17,719,396
*	eBay, Inc.	419,693	12,594,987
*	Electronic Arts, Inc.	119,186	5,983,137
	Electronic Data Systems Corp.	191,628	4,692,970
# *	EMC Corp.	790,333	13,783,408
	Fidelity National Information Services, Inc.	64,390	2,593,629
# *	Fiserv, Inc.	61,860	3,238,990
# *	Google, Inc.	87,251	51,111,636
	Hewlett-Packard Co.	927,562	43,651,068
	Intel Corp.	2,177,721	50,479,573
#	International Business Machines Corp.	520,851	67,413,745
*	Intuit, Inc.	123,306	3,570,942
	Jabil Circuit, Inc.	78,285	995,785
# *	JDS Uniphase Corp.	84,619	1,046,737
# *	Juniper Networks, Inc.	196,995	5,421,302
#	KLA-Tencor Corp.	63,982	2,950,850
*	Lexmark International, Inc.	35,727	1,316,897
#	Linear Technology Corp.	83,133	3,056,800
*	LSI Corp.	248,729	1,808,260
*	MEMC Electronic Materials, Inc.	85,937	5,900,434
#	Microchip Technology, Inc.	71,036	2,616,966
*	Micron Technology, Inc.	286,102	2,308,843
	Microsoft Corp.	3,011,487	85,285,312
	Molex, Inc.	52,901	1,472,764
	Motorola, Inc.	848,358	7,915,180
#	National Semiconductor Corp.	85,351	1,796,639
# *	NetApp, Inc.	129,249	3,151,091
*	Novell, Inc.	132,480	937,958
# *	Novellus Systems, Inc.	38,363	916,492
*	Nvidia Corp.	209,031	5,163,066
# *	Oracle Corp.	1,488,124	33,988,752
	Paychex, Inc.	121,778	4,207,430
*	QLogic Corp.	50,541	798,042
#	QUALCOMM, Inc.	606,619	29,445,286
*	Sandisk Corp.	86,192	2,440,096
# *	Sun Microsystems, Inc.	298,277	3,862,687
*	Symantec Corp.	318,465	6,920,244
*	Tellabs, Inc.	155,682	846,910
*	Teradata Corp.	67,569	1,825,039
*	Teradyne, Inc.	65,594	901,262

8

	Texas Instruments, Inc.	499,023	16,208,267
	Total System Services, Inc.	74,814	1,834,439
*	Unisys Corp.	132,968	672,818
*	VeriSign, Inc.	80,286	3,214,651
	Western Union Co.	282,050	6,667,662
	Xerox Corp.	345,232	4,688,251
#	Xilinx, Inc.	107,725	2,930,120
*	Yahoo!, Inc.	503,104	13,463,063
Total Information Technology			756,871,456

Materials — (3.4%)
#	Air Products & Chemicals, Inc.	80,684	8,223,313
	Alcoa, Inc.	306,403	12,436,898
	Allegheny Technologies, Inc.	37,980	2,848,500
	Ashland, Inc.	21,062	1,130,398
	Ball Corp.	36,700	1,992,810
	Bemis Co., Inc.	37,483	997,048
	Dow Chemical Co.	353,523	14,282,329
	duPont (E.I.) de Nemours & Co., Inc.	338,375	16,211,546
#	Eastman Chemical Co.	30,006	2,298,760
	Ecolab, Inc.	66,035	2,960,349
#	Freeport-McMoRan Copper & Gold, Inc. Class B	144,014	16,663,860
	Hercules, Inc.	42,699	880,880
	International Flavors & Fragrances, Inc.	30,482	1,279,025
	International Paper Co.	160,942	4,380,841
	MeadWestavco Corp.	65,410	1,682,999
	Monsanto Co.	206,179	26,267,205
#	Newmont Mining Corp.	170,548	8,106,146
#	Nucor Corp.	108,376	8,106,525
# *	Pactiv Corp.	49,061	1,208,372
#	PPG Industries, Inc.	61,636	3,884,917
#	Praxair, Inc.	117,861	11,203,867
#	Rohm & Haas Co.	47,167	2,546,075
#	Sealed Air Corp.	60,804	1,481,185
	Sigma-Aldrich Corp.	48,682	2,860,554
#	Titanium Metals Corp.	37,195	647,193
#	United States Steel Corp.	44,320	7,654,507
#	Vulcan Materials Co.	40,774	3,136,744
	Weyerhaeuser Co.	78,843	4,914,284
Total Materials			170,287,130

Real Estate Investment Trusts — (1.1%)
	Apartment Investment & Management Co. Class A	34,514	1,365,719
	AvalonBay Communities, Inc.	28,911	2,925,793
	Boston Properties, Inc.	44,957	4,394,097
	Developers Diversified Realty Corp.	44,941	1,783,259
	Equity Residential	101,452	4,290,405
	General Growth Properties, Inc.	100,372	4,171,460
	HCP, Inc.	88,170	3,020,704
	Host Marriott Corp.	196,979	3,386,069
	Kimco Realty Corp.	95,135	3,743,562
#	Plum Creek Timber Co., Inc.	64,392	3,003,887
	ProLogis	97,147	6,016,314
	Public Storage	46,856	4,129,419
	Simon Property Group, Inc.	83,919	8,338,192

9

	Vornado Realty Trust	50,781	4,962,827
Total Real Estate Investment Trusts			55,531,707

Telecommunication Services — (3.1%)
*	American Tower Corp.	152,280	6,962,242
	AT&T, Inc.	2,270,928	90,610,027
#	CenturyTel, Inc.	40,124	1,420,791
	Citizens Communications Co.	123,318	1,437,888
	Embarq Corp.	57,720	2,731,310
#	Qwest Communications International, Inc.	578,488	2,805,667
	Sprint Nextel Corp.	1,071,908	10,033,059
	Verizon Communications, Inc.	1,080,190	41,554,909
	Windstream Corp.	170,809	2,278,592
Total Telecommunication Services			159,834,485

Utilities — (3.3%)
*	AES Corp.	251,805	4,905,161
#	Allegheny Energy, Inc.	62,916	3,444,651
#	Ameren Corp.	78,532	3,569,279
	American Electric Power Co., Inc.	150,658	6,377,353
	CenterPoint Energy, Inc.	123,162	2,086,364
	CMS Energy Corp.	84,721	1,320,800
	Consolidated Edison, Inc.	102,391	4,228,748
	Constellation Energy Group	66,942	5,772,409
#	Dominion Resources, Inc.	216,281	10,013,810
	DTE Energy Co.	61,413	2,716,911
#	Duke Energy Corp.	475,149	8,780,754
*	Dynegy, Inc.	186,573	1,757,518
	Edison International	122,584	6,525,146
	Entergy Corp.	71,927	8,686,624
#	Exelon Corp.	248,781	21,892,728
	FirstEnergy Corp.	114,692	9,027,407
#	FPL Group, Inc.	153,271	10,348,858
	Integrys Energy Group, Inc.	28,753	1,476,467
	Nicor, Inc.	16,981	693,334
#	NiSource, Inc.	103,149	1,865,965
	Pepco Holdings, Inc.	75,666	2,046,009
	PG&E Corp.	133,849	5,299,082
	Pinnacle West Capital Corp.	37,812	1,277,289
	PPL Corp.	140,479	7,207,978
	Progress Energy, Inc.	97,861	4,184,536
	Public Service Enterprise Group, Inc.	191,304	8,467,115
#	Questar Corp.	65,013	4,175,135
	Sempra Energy	98,314	5,683,532
	Southern Co.	287,719	10,415,428
#	TECO Energy, Inc.	79,355	1,616,461
	Xcel Energy, Inc.	161,465	3,440,819
Total Utilities			169,303,671

TOTAL COMMON STOCKS			4,591,920,260

10

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $117,940,000 FHLMC 6.50%, 08/01/37 & FHLMC 6.50%, 09/01/37, valued at $107,679,683) to be repurchased at $106,099,150	$106,082	106,082,000

SECURITIES LENDING COLLATERAL — (7.0%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $584,724,832 FNMA, rates ranging from 3.500% to 9.000%, maturities ranging from 12/01/11 to 06/01/38, valued at $320,747,069) to be repurchased at $311,465,904	311,405	311,404,921
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $65,100,286 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 02/01/18 to 05/01/38, valued at $41,679,949) to be repurchased at $40,471,145	40,464	40,463,524

TOTAL SECURITIES LENDING COLLATERAL		351,868,445

TOTAL INVESTMENTS - (100.0%)
(Cost $3,880,265,093)		$5,049,870,705

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.6%)
Consumer Discretionary — (14.6%)
* #	AbitibiBowater Canada, Inc.	110,084	$1,307,798
	Ah Belo Corp.	93,832	891,404
	American Greetings Corp. Class A	208,300	3,886,878
* #	AutoNation, Inc.	2,028,800	32,034,752
	Belo Corp. Class A	462,664	4,423,068
* #	Big Lots, Inc.	61,745	1,917,800
#	Blockbuster, Inc. Class A	49,421	160,618
#	Borders Group, Inc.	6,100	37,454
#	Brunswick Corp.	325,600	4,460,720
#	CBS Corp. Class B	5,687,606	122,738,537
#	Circuit City Stores, Inc.	171,000	839,610
#	Citadel Broadcasting Co.	32,378	56,985
	Clear Channel Communications, Inc.	1,942,666	68,032,163
#	Comcast Corp. Class A	12,429,142	279,655,695
	Comcast Corp. Special Class A Non-Voting	1,371,250	30,565,163
#	Dillards, Inc. Class A	623,500	10,150,580
* #	Discovery Holding Co. Class A	1,017,390	26,645,444
	Disney (Walt) Co.	415,720	13,968,192
*	Expedia, Inc.	1,156,951	28,056,062
#	Foot Locker, Inc.	554,663	8,103,626
* #	Ford Motor Co.	11,321,890	76,988,852
#	Gannett Co., Inc.	931,585	26,838,964
#	General Motors Corp.	4,413,900	75,477,690
*	Goodyear Tire & Rubber Co.	556,502	14,140,716
#	Hearst-Argyle Television, Inc.	364,900	7,761,423
*	IAC/InterActiveCorp.	2,097,251	47,293,010
	Idearc, Inc.	113,204	455,080
	J.C. Penney Co., Inc.	88,700	3,569,288
* #	Jarden Corp.	41,300	774,375
#	Jones Apparel Group, Inc.	545,700	9,178,674
#	Leggett & Platt, Inc.	373,400	7,131,940
*	Liberty Global, Inc. Class A	309,505	11,095,754
*	Liberty Global, Inc. Series C	339,005	11,451,589
*	Liberty Media Corp. - Entertainment Class A	3,931,872	106,160,544
*	Liberty Media Holding Corp. Capital Class A	982,968	14,567,586
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	71,955,402
* #	Live Nation, Inc.	239,533	3,628,925
	Macy’s, Inc.	1,739,930	41,184,143
#	MDC Holdings, Inc.	317,309	12,892,265
* #	Mohawk Industries, Inc.	404,517	30,371,136
	News Corp. Class A	35,876	643,974
	OfficeMax, Inc.	383,200	8,307,776
* #	R.H. Donnelley Corp.	309,570	1,680,965

1

*	Radio One, Inc. Class D	45,200	52,884
* #	Royal Caribbean Cruises, Ltd.	235,400	6,996,088
#	Ryland Group, Inc.	225,700	6,274,460
#	Saks, Inc.	981,150	13,559,493
* #	Sears Holdings Corp.	195,714	16,580,890
	Service Corp. International	398,500	4,263,950
	Time Warner, Inc.	18,688,980	296,781,002
* #	Toll Brothers, Inc.	919,700	19,378,079
*	TRW Automotive Holdings Corp.	362,600	9,046,870
#	Whirlpool Corp.	175,315	12,917,209
#	Wyndham Worldwide Corp.	797,860	17,457,177
Total Consumer Discretionary			1,624,790,722

Consumer Staples — (4.4%)
	Archer-Daniels-Midland Co.	1,240,260	49,238,322
	Coca-Cola Enterprises, Inc.	3,580,472	72,110,706
*	Constellation Brands, Inc. Class A	444,810	9,483,349
	Corn Products International, Inc.	483,600	22,734,036
#	Del Monte Foods Co.	1,086,541	9,463,772
	J.M. Smucker Co.	397,802	20,999,968
	Kraft Foods, Inc.	4,030,190	130,900,571
	Molson Coors Brewing Co.	578,690	33,564,020
	PepsiAmericas, Inc.	402,100	9,799,177
	Pilgrim’s Pride Corp.	236,318	6,144,268
* #	Rite Aid Corp.	956,300	2,151,675
* #	Smithfield Foods, Inc.	799,600	25,019,484
	SUPERVALU, Inc.	1,536,742	53,893,542
	Tyson Foods, Inc. Class A	2,025,659	38,163,416
	Weis Markets, Inc.	11,500	396,865
Total Consumer Staples			484,063,171

Energy — (15.0%)
	Anadarko Petroleum Corp.	3,481,656	261,019,750
	Apache Corp.	2,319,190	310,910,611
#	Chesapeake Energy Corp.	3,199,938	175,260,604
	Cimarex Energy Co.	361,347	24,622,185
	ConocoPhillips	3,507,507	326,548,902
	Devon Energy Corp.	1,997,042	231,537,049
*	Forest Oil Corp.	475,600	31,746,300
	Helmerich & Payne, Inc.	112,857	7,070,491
*	Mariner Energy, Inc.	257,480	8,419,596
*	Newfield Exploration Co.	674,465	42,653,167
	Noble Energy, Inc.	233,800	22,783,810
#	Overseas Shipholding Group, Inc.	286,600	22,658,596
	Patterson-UTI Energy, Inc.	274,100	8,628,668
#	Pioneer Natural Resources Co.	786,498	56,462,691
*	Pride International, Inc.	312,040	13,711,038
#	Rowan Companies, Inc.	158,866	7,013,934
* #	SEACOR Holdings, Inc.	171,200	15,233,376
#	Tidewater, Inc.	431,200	29,463,896
*	Unit Corp.	61,900	4,747,111
	Valero Energy Corp.	1,239,275	63,004,741
Total Energy			1,663,496,516

2

Financials — (29.0%)
*	Allegheny Corp.	36,722	13,789,111
	Allstate Corp.	2,126,900	108,344,286
#	American Capital Strategies, Ltd.	472,547	15,121,504
	American Financial Group, Inc.	883,300	26,340,006
#	American International Group, Inc.	3,921,610	141,177,960
	American National Insurance Co.	71,652	7,901,066
* #	AmeriCredit Corp.	399,100	5,423,769
#	Associated Banc-Corp.	295,313	8,064,998
	Assurant, Inc.	144,800	9,850,744
	Bank of America Corp.	6,581,274	223,829,129
#	Bear Stearns Companies, Inc.	417,870	3,898,727
#	Capital One Financial Corp.	1,606,984	77,328,070
	Chubb Corp.	1,482,600	79,704,576
#	Cincinnati Financial Corp.	1,328,489	46,523,685
#	CIT Group, Inc.	1,326,512	13,265,120
#	CNA Financial Corp.	1,929,282	58,630,880
#	Comerica, Inc.	334,100	12,421,838
	Commerce Group, Inc.	315,600	11,604,612
*	Conseco, Inc.	402,300	4,694,841
	Discover Financial Services	649,850	11,144,928
	Federal National Mortgage Association	491,739	13,286,788
	Fidelity National Financial, Inc.	952,159	16,281,919
	Fifth Third Bancorp	455,000	8,508,500
	First American Corp.	722,800	24,264,396
	First Citizens BancShares, Inc.	10,300	1,642,232
#	Fulton Financial Corp.	236,699	2,987,141
	Genworth Financial, Inc.	1,003,323	22,173,438
	Hanover Insurance Group, Inc.	388,766	17,922,113
	Hartford Financial Services Group, Inc.	1,157,500	82,263,525
	HCC Insurance Holdings, Inc.	254,957	6,070,526
	Hudson City Bancorp, Inc.	1,932,473	34,398,019
#	Huntington Bancshares, Inc.	339,765	3,027,306
#	Janus Capital Group, Inc.	1,558,800	45,205,200
	JPMorgan Chase & Co.	7,876,534	338,690,962
	KeyCorp	928,500	18,077,895
	Legg Mason, Inc.	294,947	15,871,098
#	Lehman Brothers Holdings, Inc.	943,839	34,742,714
#	Leucadia National Corp.	64,952	3,526,894
	Lincoln National Corp.	1,092,926	60,285,798
#	Loews Corp.	3,874,202	192,044,193
#	M&T Bank Corp.	244,246	21,166,358
	Marsh & McLennan Companies, Inc.	45,900	1,249,857
#	Marshall & Ilsley Corp.	596,000	13,851,040
#	Mercury General Corp.	126,900	6,454,134
#	Merrill Lynch & Co., Inc.	1,433,140	62,943,509
#	MetLife, Inc.	5,587,198	335,399,496
	Morgan Stanley	1,602,371	70,872,869
#	National City Corp.	1,962,794	11,462,717
	Nationwide Financial Services, Inc.	393,102	20,059,995
#	New York Community Bancorp, Inc.	2,262,500	46,426,500
	Odyssey Re Holdings Corp.	351,255	13,186,113
	Old Republic International Corp.	1,782,254	26,822,923
	Principal Financial Group, Inc.	1,193,300	64,295,004
	Protective Life Corp.	547,200	22,971,456
	Prudential Financial, Inc.	1,861,400	139,046,580

3

	Reinsurance Group of America, Inc.	479,000	24,630,180
	SAFECO Corp.	530,900	35,570,300
#	South Financial Group, Inc.	543,733	2,995,969
#	Sovereign Bancorp, Inc.	2,013,036	18,399,149
	StanCorp Financial Group, Inc.	222,900	12,257,271
#	SunTrust Banks, Inc.	813,260	42,460,305
#	Synovus Financial Corp.	487,500	5,601,375
#	The Colonial BancGroup, Inc.	181,500	1,112,595
	The Travelers Companies, Inc.	5,164,209	257,229,250
	Torchmark Corp.	174,800	11,084,068
	Transatlantic Holdings, Inc.	118,921	7,688,243
#	UnionBanCal Corp.	315,300	15,783,918
	Unitrin, Inc.	496,679	17,234,761
#	Unum Group	2,446,189	58,904,231
	W. R. Berkley Corp.	397,904	10,779,219
	Webster Financial Corp.	212,100	5,508,237
	Wesco Financial Corp.	19,000	8,094,000
#	Zions Bancorporation	237,920	10,251,973
Total Financials			3,222,124,102

Health Care — (0.5%)
*	Community Health Systems, Inc.	95,826	3,452,611
*	Health Management Associates, Inc.	560,097	4,346,353
	Omnicare, Inc.	239,700	5,867,856
	PerkinElmer, Inc.	65,900	1,863,652
* #	Tenet Healthcare Corp.	1,525,700	9,001,630
	UnitedHealth Group, Inc.	26,590	909,644
	Universal Health Services, Inc.	19,844	1,289,860
*	Watson Pharmaceuticals, Inc.	676,800	19,329,408
*	WellPoint, Inc.	173,138	9,664,563
Total Health Care			55,725,577

Industrials — (14.0%)
#	Alexander & Baldwin, Inc.	139,805	7,195,763
*	Allied Waste Industries, Inc.	2,728,976	36,759,307
*	Avis Budget Group, Inc.	432,980	6,027,082
#	Burlington Northern Santa Fe Corp.	2,216,173	250,538,358
	CSX Corp.	3,367,404	232,552,920
	Curtiss-Wright Corp.	53,560	2,758,876
	DRS Technologies, Inc.	91,850	7,235,943
#	GATX Corp.	390,900	19,275,279
	IKON Office Solutions, Inc.	432,700	5,231,343
* #	Kansas City Southern	557,700	27,862,692
	Kennametal, Inc.	72,685	2,809,275
	Norfolk Southern Corp.	3,209,002	216,222,555
#	Northrop Grumman Corp.	2,635,484	198,873,623
	Pentair, Inc.	164,120	6,143,012
#	R. R. Donnelley & Sons Co.	498,047	16,350,883
	Raytheon Co.	740,994	47,319,877
	Ryder System, Inc.	466,600	34,262,438
#	Southwest Airlines Co.	5,164,520	67,448,631
#	Timken Co.	212,700	7,791,201
	Trinity Industries, Inc.	64,845	2,648,918
#	UAL Corp.	378,017	3,228,265
	Union Pacific Corp.	4,137,400	340,549,394

4

*	United Rentals, Inc.	265,692	5,470,598
* #	YRC Worldwide, Inc.	445,344	7,775,706
Total Industrials			1,552,331,939

Information Technology — (4.1%)
*	3Com Corp.	1,041,900	2,625,588
* #	Advanced Micro Devices, Inc.	575,230	3,957,582
* #	Applied Micro Circuits Corp.	53,300	522,873
*	Arrow Electronics, Inc.	456,200	13,987,092
*	Avnet, Inc.	1,074,500	31,719,240
	AVX Corp.	507,400	6,758,568
*	Computer Sciences Corp.	1,385,243	68,084,693
*	Compuware Corp.	943,130	9,610,495
*	Convergys Corp.	193,000	3,113,090
	Electronic Data Systems Corp.	2,164,600	53,011,054
*	Fairchild Semiconductor Corp. Class A	43,100	646,500
	Fidelity National Information Services, Inc.	402,462	16,211,169
*	Ingram Micro, Inc.	1,339,168	24,279,116
*	Integrated Device Technology, Inc.	1,446,600	16,317,648
*	International Rectifier Corp.	186,700	4,327,706
	Intersil Corp.	1,048,598	29,224,426
* #	JDS Uniphase Corp.	303,862	3,758,773
* #	Micron Technology, Inc.	3,907,157	31,530,757
*	NCR Corp.	184,100	4,871,286
* #	Novellus Systems, Inc.	261,568	6,248,860
* #	Sandisk Corp.	138,300	3,915,273
*	Sanmina-SCI Corp.	3,848,400	5,772,600
* #	Sun Microsystems, Inc.	528,425	6,843,104
* #	Symantec Corp.	1,879,964	40,851,618
*	Tech Data Corp.	385,011	14,087,552
* #	Tellabs, Inc.	1,964,818	10,688,610
*	Unisys Corp.	482,283	2,440,352
*	Vishay Intertechnology, Inc.	1,283,816	12,940,865
	Xerox Corp.	2,126,878	28,883,003
Total Information Technology			457,229,493

Materials — (3.1%)
	Alcoa, Inc.	964,763	39,159,730
	Ashland, Inc.	532,611	28,585,232
	Bemis Co., Inc.	230,900	6,141,940
	Chemtura Corp.	844,230	7,370,128
	Cytec Industries, Inc.	188,900	11,930,924
*	Domtar Corp.	4,514,536	31,014,862
#	International Paper Co.	1,615,245	43,966,969
#	Louisiana-Pacific Corp.	795,400	9,656,156
	Lubrizol Corp.	179,500	10,069,950
#	MeadWestavco Corp.	1,393,431	35,852,980
#	Reliance Steel & Aluminum Co.	116,900	7,945,693
*	Smurfit-Stone Container Corp.	1,764,694	11,876,391
	Tronox, Inc. Class B	92,517	306,231
#	Valhi, Inc.	115,611	3,611,688
#	Westlake Chemical Corp.	21,400	371,290
#	Weyerhaeuser Co.	1,440,429	89,781,940
#	Worthington Industries, Inc.	131,400	2,620,116
Total Materials			340,262,220

5

Telecommunication Services — (5.9%)
AT&T, Inc.	8,217,218	327,866,998
# CenturyTel, Inc.	288,690	10,222,513
# FairPoint Communications, Inc.	122,757	1,104,813
Sprint Nextel Corp.	1,956,986	18,317,389
Telephone & Data Systems, Inc.	413,797	19,725,703
# Telephone & Data Systems, Inc. Special Shares	177,000	7,770,300
* United States Cellular Corp.	268,725	16,830,247
Verizon Communications, Inc.	6,654,852	256,012,156
Total Telecommunication Services		657,850,119

TOTAL COMMON STOCKS		10,057,873,859

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $36,785,000 FHLMC 6.50%, 08/01/37, valued at $34,771,036) to be repurchased at $34,260,538	$34,255	34,255,000

SECURITIES LENDING COLLATERAL — (9.1%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $1,208,778,964 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 04/01/12 to 05/01/48, valued at $924,550,951) to be repurchased at $897,798,066	897,622	897,622,282
@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $214,255,654 FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 02/01/10 to 05/01/38, valued at $115,483,990) to be repurchased at $112,136,637	112,116	112,115,522

TOTAL SECURITIES LENDING COLLATERAL		1,009,737,804

TOTAL INVESTMENTS - (100.0%) (Cost $9,790,024,787)		$11,101,866,663

See accompanying Notes to Financial Statements.

6

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
	Amcor, Ltd.	1,425,611	$8,306,677
	Amcor, Ltd. Sponsored ADR	77,103	1,790,802
#	APN News & Media, Ltd.	509,371	1,967,928
	Australia & New Zealand Banking Group, Ltd.	3,303,028	68,549,078
	AXA Asia Pacific Holdings, Ltd.	2,171,146	10,974,476
#	Bendigo Bank, Ltd.	191,751	2,590,762
	BlueScope Steel, Ltd.	1,743,215	18,933,932
#	Boral, Ltd.	1,169,855	6,746,930
	Caltex Australia, Ltd.	265,507	3,796,732
	Commonwealth Bank of Australia	2,106,388	85,313,967
	Crown, Ltd.	171,766	1,729,444
#	CSR, Ltd.	1,545,200	4,314,835
	Downer EDI, Ltd.	513,783	3,541,498
#	Fairfax Media, Ltd.	1,957,598	6,482,154
	Foster’s Group, Ltd.	4,479,598	23,555,174
	Futuris Corp., Ltd.	567,255	970,390
	Goodman Fielder, Ltd.	2,290,858	3,836,041
	Insurance Australia Group, Ltd.	2,748,860	10,575,487
	Lend Lease Corp., Ltd.	662,249	7,713,938
#	Macquarie Group, Ltd.	71,639	3,742,590
#	Metcash, Ltd.	400,000	1,572,677
	National Australia Bank, Ltd.	3,179,770	95,305,976
	Oil Search, Ltd.	1,137,693	6,690,479
	Onesteel, Ltd.	1,529,133	10,558,967
	Origin Energy, Ltd.	1,952,182	29,139,492
#	Publishing and Broadcasting, Ltd.	190,851	656,775
	Qantas Airways, Ltd.	2,105,647	6,992,435
	QBE Insurance Group, Ltd.	40,687	951,730
	Santos, Ltd.	963,422	19,446,802
#	Seven Network, Ltd.	195,723	1,685,175
	Suncorp-Metway, Ltd.	1,329,287	18,357,926
	TABCORP Holdings, Ltd.	1,246,164	13,397,526
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	1,094,549
	Zinifex, Ltd.	497,511	4,524,829

TOTAL — AUSTRALIA			485,808,173

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Erste Bank der Oesterreichischen Sparkassen AG	270,644	20,650,896
	OMV AG	457,110	37,627,850
	Wienerberger AG	221,811	11,747,553

TOTAL — AUSTRIA			70,026,299

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
*	Cumerio NV SA- Strip	2,009	—
#	Delhaize Group	208,895	15,712,388
#	Delhaize Group Sponsored ADR	52,900	3,993,950
#	Dexia SA	1,535,241	36,188,253
	UCB SA	110,629	4,460,014
TOTAL COMMON STOCKS			60,354,605

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	313

TOTAL — BELGIUM			60,354,918

CANADA — (5.7%)
COMMON STOCKS — (5.7%)
	Astral Media, Inc. Class A	40,138	1,395,700
#	Bank of Montreal	375,400	18,426,186
	Barrick Gold Corp.	1,398,132	56,327,721
#	BCE, Inc.	589,125	20,781,835
	Biovail Corp.	191,400	2,226,836
#	Canadian Pacific Railway, Ltd.	275,000	20,088,064
#	Canadian Tire Corp. Class A	89,500	5,395,582
	Canadian Utilities, Ltd. Class A	1,600	74,171
*	CGI Group, Inc.	555,500	5,976,545
*	Domtar Corp.	315,000	2,158,967
	E-L Financial Corp., Ltd.	600	345,109
	Empire Co., Ltd. Class A	65,500	2,603,915
#	EnCana Corp.	1,030,498	92,834,014
	Fairfax Financial Holdings, Inc.	47,800	13,159,913
#	George Weston, Ltd.	138,400	7,133,116
#	Gerdau Ameristeel Corp.	235,400	4,226,586
	Goldcorp, Inc.	440,700	17,728,240
	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,217,351
#	ING Canada, Inc.	132,500	5,168,780
	Jean Coutu Group PJC, Inc. Class A	307,800	2,877,880
	Kinross Gold Corp.	130,300	2,599,181
	Loblaw Companies, Ltd.	65,300	2,237,787
# *	Lundin Mining Corp.	411,100	3,380,321
#	Magna International, Inc. Class A	291,268	20,528,883
#	Manitoba Telecom Services, Inc.	40,500	1,748,641
#	Manulife Financial Corp.	794,400	30,677,464
*	MDS, Inc.	316,264	5,942,682
	Methanex Corp.	23,300	658,478
	Metro, Inc. Class A	93,700	2,620,695
#	National Bank of Canada	262,300	14,342,551
#	Onex Corp.	168,200	5,709,930

2

*	OPTI Canada, Inc.	24,400	552,536
#	Petro-Canada	929,700	53,643,016
#	Power Corp. of Canada, Ltd.	470,296	15,908,463
#	Quebecor, Inc. Class B	70,700	2,234,991
*	Saskatchewan Wheat Pool, Inc.	192,500	2,634,863
	Sherritt International Corp.	461,300	7,061,567
#	Sun Life Financial, Inc.	1,300,100	60,516,933
#	The Thomson Corp.	249,700	9,084,798
#	Transalta Corp.	131,255	4,759,579
#	TransCanada Corp.	471,802	18,594,773
	Yamana Gold, Inc.	618,800	9,565,990

TOTAL — CANADA			559,150,633

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
#	A P Moller - Maersk A.S.	3,225	40,178,830
*	Alm. Brand A.S.	11,571	694,939
#	Carlsberg A.S. Series B	68,850	7,217,682
#	Dampskibsselsk Torm A.S.	29,600	980,329
#	Dampskibsselskabet Torm A.S. ADR	15,086	500,554
#	Danisco A.S.	110,980	8,632,269
	Danske Bank A.S.	993,853	34,077,006
*	Jyske Bank A.S.	95,900	6,400,341
	Sydbank A.S.	71,200	3,063,264
TOTAL COMMON STOCKS			101,745,214

RIGHTS/WARRANTS — (0.0%)
*	Carlsberg A.S. Rights 06/10/08	68,850	1,378,580

TOTAL — DENMARK			103,123,794

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	412,740	19,973,918
	Kesko Oyj	157,000	6,395,455
	OKO Bank P.L.C. Class A	117,000	2,409,842
	Outokumpu Oyj Series A	343,267	15,375,384
	Sampo Oyj	506,274	14,663,378
	Stora Enso Oyj Series R	1,024,210	12,459,458
	Stora Enso Oyj Sponsored ADR	91,500	1,110,545
	UPM-Kymmene Oyj	975,122	18,979,689
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,346,194

TOTAL — FINLAND			92,713,863

FRANCE — (8.5%)
COMMON STOCKS — (8.4%)
	Air France-KLM	257,734	6,887,110
*	Atos Origin SA	30,931	1,826,383
#	AXA SA	2,905,543	102,763,174
	AXA SA Sponsored ADR	90,300	3,194,814

3

#	BNP Paribas SA	1,666,604	171,886,430
	Capgemini SA	266,832	18,082,336
#	Casino Guichard Perrachon SA	93,493	11,843,142
	Ciments Francais SA	29,707	5,731,246
	CNP Assurances	74,461	9,163,730
	Compagnie de Saint-Gobain	598,264	48,285,938
#	Compagnie Generale des Establissements Michelin Series B	218,241	19,539,833
#	Credit Agricole SA	1,115,732	29,508,646
	Esso Ste Anonyme Francaise	2,114	533,752
#	Euler Hermes SA	10,758	1,014,935
#	European Aeronautic Defence & Space Co.	696,957	16,260,493
#	France Telecom SA	857,969	26,106,411
#	France Telecom SA Sponsored ADR	123,605	3,787,257
#	Lafarge SA	243,683	44,049,214
	Lafarge SA Prime Fidelity	85,542	15,485,340
	Lagardere SCA	209,867	15,160,226
	Nexans SA	23,976	3,269,980
#	Peugeot SA	335,527	20,874,550
	PPR SA	134,779	17,606,408
#	Renault SA	394,997	40,554,700
*	Rexel SA	45,000	826,105
# *	Safran SA	321,769	7,022,737
#	Schneider Electric SA	296,939	37,270,519
	SCOR SE	6	19
	SCOR SE	193,766	4,891,575
# *	Societe Generale Paris	293,528	30,498,545
#	Vivendi SA	2,556,392	107,526,605
TOTAL COMMON STOCKS			821,452,153

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale Rights 03/06/08	73,382	7,511,957

TOTAL — FRANCE			828,964,110

GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
	Allianz SE	464,749	87,919,955
#	Allianz SE Sponsored ADR	2,772,640	52,486,075
#	AMB Generali Holding AG	36,508	6,509,809
	Bayerische Motoren Werke AG	730,223	43,192,448
#	Bilfinger Berger AG	21,332	1,961,459
	Celesio AG	100,394	4,232,494
	Commerzbank AG	1,122,000	39,562,244
	Daimler AG	1,734,297	131,846,664
#	Daimler AG Sponsored ADR	159,500	12,126,785
#	Deutsche Bank AG	801,377	85,476,644
#	Deutsche Bank AG ADR	128,363	13,666,809
	Deutsche Lufthansa AG	407,381	10,548,028
	Deutsche Postbank AG	14,003	1,350,758
	Deutsche Telekom AG	2,621,866	44,001,540
#	Deutsche Telekom AG Sponsored ADR	2,860,650	47,887,281

4

	E.ON AG	622,579	132,091,618
	E.ON AG Sponsored ADR	1,091,708	77,144,891
#	Fraport AG	33,126	2,202,878
#	Hannover Rueckversicherung AG	110,141	6,060,075
#	Hypo Real Estate Holding AG	84,277	2,761,557
*	Infineon Technologies AG	1,247,436	11,255,801
*	Infineon Technologies AG ADR	98,600	892,330
#	Lanxess AG	44,897	2,024,289
#	Linde AG	137,956	20,645,992
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	75,043,050
#	Salzgitter AG	24,135	4,741,899
	SCA Hygiene Products AG	3,195	1,650,624
#	Suedzucker AG	102,666	2,313,289
	ThyssenKrupp AG	507,012	34,156,295
#	TUI AG	329,789	8,734,234
#	Volkswagen AG	368,652	101,441,661

TOTAL — GERMANY			1,065,929,476

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	350,994	1,385,720
	Alpha Bank A.E.	55,805	1,911,276
	EFG Eurobank Ergasias S.A.	60,000	1,706,960
	Hellenic Petroleum S.A.	598,147	9,710,958
	National Bank of Greece S.A. ADR	345,530	3,901,041

TOTAL — GREECE			18,615,955

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
#	Cathay Pacific Airways, Ltd.	1,979,000	4,162,537
	Cheung Kong Holdings, Ltd.	3,320,000	51,127,991
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,469,167
*	CITIC International Financial Holdings, Ltd.	1,425,000	1,069,932
	Dah Sing Banking Group, Ltd.	304,000	643,601
	Dah Sing Financial Holdings, Ltd.	194,400	1,658,628
	Great Eagle Holdings, Ltd.	513,745	1,694,177
	Hang Lung Group, Ltd.	2,267,000	11,685,705
	Henderson Land Development Co., Ltd.	1,910,000	13,293,297
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,981,480
	Hopewell Holdings, Ltd.	1,455,000	6,167,078
	Hutchison Whampoa, Ltd.	5,108,000	55,252,145
	Hysan Development Co., Ltd.	1,973,191	5,632,708
	Kingboard Chemical Holdings, Ltd.	450,000	2,085,619
#	Melco International Development, Ltd.	875,000	1,100,843
	MTR Corp., Ltd.	3,322,040	11,208,123
#	New World China Land, Ltd.	1,963,600	1,340,437
	New World Development Co., Ltd.	4,023,549	10,129,638
	Sino Land Co., Ltd.	2,559,315	6,531,255
	Sun Hung Kai Properties, Ltd.	2,603,000	41,920,651
	Wharf Holdings, Ltd.	3,613,740	18,091,385
	Wheelock and Co., Ltd.	3,774,000	11,883,254
	Wheelock Properties, Ltd.	1,565,000	1,583,953

TOTAL — HONG KONG			262,713,604

5

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C. (0019783)	932,956	18,735,951
*	Allied Irish Banks P.L.C. (4020684)	60,000	1,195,663
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	15,766,612
	Bank of Ireland P.L.C.	1,247,876	15,859,762
#	Bank of Ireland P.L.C. Sponsored ADR	8,000	404,320
	Irish Life & Permanent P.L.C.	740,650	12,976,806

TOTAL — IRELAND			64,939,114

ITALY — (2.2%)
COMMON STOCKS — (2.2%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	8,191,921
#	Banca Popolare di Milano Scarl	1,011,678	11,127,935
	Banco Popolare Scarl	227,880	4,573,264
	Buzzi Unicem SpA	163,259	4,795,019
#	Fondiaria - Sai SpA	167,605	6,354,322
#	Intesa Sanpaolo SpA	2,911,755	19,105,947
#	Italcementi SpA	324,346	6,557,405
#	Italmobiliare SpA	29,210	2,885,115
	Milano Assicurazioni SpA	182,000	1,145,253
#	Pirelli & Co. SpA	6,030,909	5,009,166
#	Telecom Italia SpA	1,211,763	2,665,838
	Telecom Italia SpA Sponsored ADR	1,853,000	40,728,940
#	UniCredito Italiano SpA	10,390,107	72,685,576
#	Unione di Banche Italiane Scpa	962,044	24,796,161
#	Unipol Gruppo Finanziario SpA	1,822,774	4,869,221

TOTAL — ITALY			215,491,083

JAPAN — (11.0%)
COMMON STOCKS — (11.0%)
	AEON Co., Ltd.	171,700	2,467,721
	Aioi Insurance Co., Ltd.	1,277,735	7,968,462
	Ajinomoto Co., Inc.	1,163,000	11,314,731
	Alps Electric Co., Ltd.	263,100	2,880,592
	Amada Co., Ltd.	631,000	5,776,116
	Aoyama Trading Co., Ltd.	105,500	2,113,166
#	Asatsu-Dk, Inc.	32,500	934,861
	Bridgestone Corp.	895,500	15,285,599
	Calsonic Kansei Corp.	190,000	797,263
	Canon Marketing Japan, Inc.	124,900	2,412,326
	Chudenko Corp.	41,100	712,613
	Chuo Mitsui Trust Holdings, Inc.	637,000	4,535,951
	Citizen Holdings Co., Ltd.	415,800	3,522,801
#	Coca-Cola West Japan Co., Ltd.	76,700	1,838,271
	Comsys Holdings Corp.	149,000	1,264,524

6

	Cosmo Oil Co., Ltd.	980,000	3,894,928
	CSK Holdings Corp.	100,600	2,277,699
	Dai Nippon Printing Co., Ltd.	1,125,000	17,225,360
#	Dai Nippon Sumitomo Pharma Co., Ltd.	321,000	2,725,317
	Daicel Chemical Industries, Ltd.	485,000	3,029,954
	Daiwa House Industry Co., Ltd.	943,000	11,573,454
#	Ebara Corp.	253,000	852,323
#	Edion Corp.	53,900	487,476
*	Elpida Memory, Inc.	112,900	4,171,905
#	Ezaki Glico Co., Ltd.	49,600	531,669
	Fuji Electric Holdings Co., Ltd.	781,780	3,448,919
	Fuji Heavy Industries, Ltd.	1,017,000	4,768,083
	FUJIFILM Holdings Corp.	1,109,400	41,111,035
	Fujikura, Ltd.	609,000	2,722,872
	Fukuoka Financial Group, Inc.	1,368,000	6,805,927
#	Funai Electric Co., Ltd.	33,900	1,236,131
	Furukawa Electric Co., Ltd.	700,000	2,777,608
	Futaba Industrial Co., Ltd.	85,600	2,160,742
	Glory, Ltd.	75,400	1,773,001
	Gunze, Ltd.	248,000	1,244,904
	H20 Retailing Corp.	198,000	1,473,627
	Hakuhodo Dy Holdings, Inc.	12,670	731,103
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,216,084
	Heiwa Corp.	81,500	892,982
	Hino Motors, Ltd.	217,000	1,451,754
	Hitachi Cable, Ltd.	364,000	1,414,029
	Hitachi Transport System, Ltd.	111,000	1,381,980
	Hitachi, Ltd.	6,815,000	49,087,511
	Hitachi, Ltd. Sponsored ADR	140,900	10,150,436
	House Foods Corp.	117,000	1,890,278
*	Idemitsu Kosan Co., Ltd.	8,900	956,390
	INPEX Holdings, Inc.	1	3,025
	JS Group Corp.	564,600	9,626,725
	Juroku Bank, Ltd.	400,000	2,235,626
	Kajima Corp.	1,436,000	5,864,007
	Kamigumi Co., Ltd.	488,000	3,872,480
#	Kandenko Co., Ltd.	129,000	850,710
	Kaneka Corp.	560,000	4,077,684
	Kansai Paint Co., Ltd.	111,000	810,048
	Kinden Corp.	240,000	2,403,351
#	Kissei Pharmaceutical Co., Ltd.	41,000	919,594
	Komori Corp.	101,100	1,980,379
	Kuraray Co., Ltd.	107,000	1,351,566
	Kyocera Corp.	338,100	32,581,227
	Kyocera Corp. Sponsored ADR	13,600	1,314,576
	Mabuchi Motor Co., Ltd.	36,300	1,949,789
	MARUI GROUP CO., Ltd.	498,500	4,138,896
	Matsushita Electric Industrial Co., Ltd.	1,961,135	44,537,378
	Matsushita Electric Works, Ltd.	634,000	6,981,367
	Mazda Motor Corp.	440,000	2,297,330
	Meiji Dairies Corp.	88,000	480,003
#	Meiji Seika Kaisha, Ltd.	408,000	1,779,829

7

	Millea Holdings, Inc.	1,629,300	67,268,372
	Mitsubishi Heavy Industries, Ltd.	6,202,000	31,291,867
#	Mitsubishi Logistics Corp.	146,000	1,798,720
	Mitsubishi Rayon Co., Ltd.	1,012,000	3,659,556
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	8,957,375
	Mitsui Chemicals, Inc.	1,281,800	7,362,018
	Mitsui Mining and Smelting Co., Ltd.	915,000	3,073,018
*	Mitsui Sumitomo Insurance Group Holdings, Inc.	776,100	30,552,049
	Musashino Bank, Ltd.	37,500	1,733,176
	Nagase & Co., Ltd.	196,000	2,348,500
	NEC Corp.	3,346,000	17,794,328
	NEC Corp. Sponsored ADR	1,181,101	6,265,505
# *	NEC Electronics Corp.	60,800	1,425,773
#	NGK Spark Plug Co., Ltd.	254,000	3,161,552
	Nippon Express Co., Ltd.	1,403,000	7,056,865
#	Nippon Kayaku Co., Ltd.	128,000	853,857
	Nippon Meat Packers, Inc.	326,000	4,300,107
	Nippon Mining Holdings, Inc.	1,783,000	11,188,632
	Nippon Mitsubishi Oil Corp.	2,813,050	20,360,119
	Nippon Paper Group, Inc.	1,609	4,589,348
	Nippon Sheet Glass Co., Ltd.	1,039,000	4,682,163
	Nippon Shokubai Co., Ltd.	231,000	1,836,843
	Nippon Suisan Kaisha, Ltd.	254,000	1,183,269
	Nippon Television Network Corp.	9,400	1,211,173
	Nipponkoa Insurance Co., Ltd.	873,000	8,195,239
	Nipro Corp.	42,000	735,989
	Nishi-Nippon Bank, Ltd.	1,123,000	3,710,310
	Nishi-Nippon Railroad Co., Ltd.	78,000	272,829
	Nissan Motor Co., Ltd.	2,228,600	19,797,713
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,308,449
	Nisshin Seifun Group, Inc.	335,500	3,993,234
	Nisshin Steel Co., Ltd.	1,226,000	4,744,410
	Nisshinbo Industries, Inc.	305,000	3,948,975
	Obayashi Corp.	973,000	4,966,606
	Oji Paper Co., Ltd.	1,808,000	8,776,362
	Ono Pharmaceutical Co., Ltd.	25,600	1,474,479
	Onward Holdings Co., Ltd.	251,000	2,908,810
	Pioneer Electronic Corp.	272,600	2,362,422
#	Q.P. Corp.	156,800	1,455,447
#	Rengo Co., Ltd.	384,000	2,616,960
	RICOH COMPANY, Ltd.	802,000	14,768,828
	Rinnai Corp.	45,200	1,633,284
	Rohm Co., Ltd.	139,700	9,159,736
	Sanwa Holdings Corp.	238,000	948,014
	Sapporo Hokuyo Holdings, Inc.	428	3,335,582
#	Sega Sammy Holdings, Inc.	373,300	3,838,596
	Seiko Epson Corp.	257,000	6,283,408
	Seino Holdings Co., Ltd.	295,000	1,752,772
	Sekisui Chemical Co., Ltd.	689,000	5,057,148
	Sekisui House, Ltd.	1,164,000	12,328,647
	Shiga Bank, Ltd.	301,000	1,985,175
	Shimachu Co., Ltd.	70,700	1,824,451

8

	Shimizu Corp.	1,131,000	5,734,104
	Shinko Securities Co., Ltd.	819,000	2,946,748
	Shinsei Bank, Ltd.	394,000	1,555,744
	Shizuoka Bank, Ltd.	971,000	10,920,552
	Showa Shell Sekiyu K.K.	36,200	396,448
#	Sohgo Security Services Co., Ltd.	101,300	1,384,470
	Sojitz Corp.	1,875,200	7,156,041
	Sompo Japan Insurance, Inc.	1,937,000	20,942,225
	Sony Corp.	679,600	34,211,467
	Sony Corp. Sponsored ADR	260,616	13,132,440
	Sumitomo Bakelite Co., Ltd.	347,000	2,113,657
	Sumitomo Corp.	586,100	8,658,040
	Sumitomo Electric Industries, Ltd.	1,130,100	14,586,367
	Sumitomo Forestry Co., Ltd.	158,000	1,292,172
	Sumitomo Rubber Industries, Ltd.	256,500	2,116,782
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	24,375,425
	Suzuken Co., Ltd.	25,000	955,389
	Taiheiyo Cement Corp.	1,638,800	3,871,532
	Taisei Corp.	1,740,000	5,037,256
	Taisho Pharmaceutical Co., Ltd.	234,000	4,381,168
	Taiyo Yuden Co., Ltd.	184,000	2,259,399
	TDK Corp.	105,700	7,262,534
	Teijin, Ltd.	1,881,000	7,086,668
	The 77 Bank, Ltd.	494,000	3,117,766
	The Awa Bank, Ltd.	246,600	1,527,965
	The Bank of Iwate, Ltd.	19,600	1,255,440
	The Bank of Kyoto, Ltd.	363,400	4,387,665
	The Bank of Nagoya, Ltd.	213,000	1,443,579
	The Chiba Bank, Ltd.	847,000	6,351,926
	The Chugoku Bank, Ltd.	247,800	3,882,426
	The Daishi Bank, Ltd.	427,000	1,859,833
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	935,819
	The Gunma Bank, Ltd.	529,000	3,800,397
	The Hachijuni Bank, Ltd.	695,000	4,815,789
	The Higo Bank, Ltd.	278,000	1,846,794
	The Hiroshima Bank, Ltd.	719,000	3,698,836
	The Hokkoku Bank, Ltd.	394,000	1,641,356
	The Hyakugo Bank, Ltd.	303,000	2,004,250
	The Hyakujishi Bank, Ltd.	329,000	2,054,640
	The Iyo Bank, Ltd.	350,000	4,367,776
	The Joyo Bank, Ltd.	1,554,000	8,850,447
	The Kagoshima Bank, Ltd.	273,000	2,331,694
	The Keiyo Bank, Ltd.	317,000	2,141,939
	The Nanto Bank, Ltd.	317,000	2,016,336
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,886,007
	The San-in Godo Bank, Ltd.	241,000	2,243,655
#	Toda Corp.	385,000	1,622,504
	Tokai Tokyo Securities Co., Ltd.	155,000	691,782
	Tokyo Steel Manufacturing Co., Ltd.	186,800	2,586,498
	Toppan Forms Co., Ltd.	48,500	553,988
	Toppan Printing Co., Ltd.	1,188,000	13,688,135
#	Toshiba TEC Corp.	181,000	1,280,037

9

Toyo Ink Manufacturing Co., Ltd.	213,000	816,736
Toyo Seikan Kaisha, Ltd.	344,700	6,789,029
Toyo Suisan Kaisha, Ltd.	64,000	1,379,039
Toyobo Co., Ltd.	743,000	1,501,609
Toyota Auto Body Co., Ltd.	105,100	2,164,526
TV Asahi Corp.	931	1,439,897
UNY Co., Ltd.	309,000	3,247,530
# Wacoal Corp.	135,000	1,757,938
Yamaguchi Financial Group, Inc.	313,000	4,568,767
Yamaha Corp.	285,400	5,674,989
Yamaha Motor Co., Ltd.	224,400	4,568,915
Yamanashi Chuo Bank, Ltd.	241,000	1,452,471
# Yamazaki Baking Co., Ltd.	155,000	1,639,072
Yokogawa Electric Corp.	19,800	187,684
Yokohama Rubber Co., Ltd.	410,000	2,003,391

TOTAL — JAPAN		1,076,937,628

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (5.6%)
COMMON STOCKS — (5.6%)
Aegon NV	3,298,073	50,316,314
# ArcelorMittal	1,799,437	178,598,104
Heineken Holding NV	74,614	3,857,981
ING Groep NV	3,203,383	122,320,179
ING Groep NV Sponsored ADR	538,200	20,570,004
Koninklijke Ahold NV	1,358,233	20,310,922
Koninklijke DSM NV	397,767	24,365,789
Koninklijke Philips Electronics NV	3,067,255	117,828,474
Koninklijke Philips Electronics NV ADR	133,700	5,138,091
SNS Reaal	194,551	4,474,232
TOTAL COMMON STOCKS		547,780,090

RIGHTS/WARRANTS — (0.0%)
* Aegon NV Coupons	3,298,073	—

TOTAL — NETHERLANDS		547,780,090

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	962,129	875,397
Contact Energy, Ltd.	1,423,493	10,578,482
Fletcher Building, Ltd.	594,072	3,726,225

TOTAL — NEW ZEALAND		15,180,104

10

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
	DNB Nor ASA Series A	2,582,094	37,085,956
	Norsk Hydro ASA	729,414	11,581,975
#	Norsk Hydro ASA Sponsored ADR	59,900	950,925
	Orkla ASA	2,780,950	39,995,014
	Storebrand ASA	713,900	6,797,490
	Wilh. Wilhelmsen ASA	11,850	441,344

TOTAL — NORWAY			96,852,704

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
#	Banco BPI SA	232,343	1,138,179
#	Banco Comercial Portugues SA	2,008,205	5,105,654
	Banco Espirito Santo SA	320,446	5,774,582
#	Cimpor Cimentos de Portugal SA	69,009	626,928
TOTAL COMMON STOCKS			12,645,343

RIGHTS/WARRANTS — (0.0%)
*	Banco BPI SA Rights 06/11/08	232,343	41,569

TOTAL — PORTUGAL			12,686,912

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	831,000	600,434
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	892,406
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	431,038
	DBS Group Holdings, Ltd.	3,365,500	48,176,499
	Fraser & Neave, Ltd.	2,421,450	8,790,414
	Jardine Cycle & Carriage, Ltd.	174,810	2,103,371
#	Neptune Orient Lines, Ltd.	609,000	1,818,865
	Overseas Chinese Banking Corp., Ltd.	3,178,000	20,240,869
	Singapore Airlines, Ltd.	1,489,600	17,390,099
	Singapore Land, Ltd.	687,000	3,161,312
	United Industrial Corp., Ltd.	1,391,000	3,038,820
	United Overseas Bank, Ltd.	543,000	8,041,545
	UOL Group, Ltd.	1,740,600	5,004,997
#	Wheelock Properties, Ltd.	605,000	966,965

TOTAL — SINGAPORE			120,657,634

SPAIN — (4.7%)
COMMON STOCKS — (4.7%)
#	Abertis Infraestructuras SA	81,400	2,589,690
	Acciona SA	50,116	14,241,211
#	Acerinox SA	629,295	16,655,821
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	391,100	8,725,441
#	Banco de Sabadell SA	2,504,343	25,316,365
#	Banco Espanol de Credito SA	363,460	6,354,048
#	Banco Pastor SA	320,162	4,696,389

11

#	Banco Popular Espanol SA	481,719	7,773,090
	Banco Santander Central Hispano SA	7,329,732	152,898,519
#	Banco Santander SA Sponsored ADR	3,044,700	63,634,230
#	Bankinter SA	210,353	3,056,190
	Cementos Portland Valderrivas SA	8,824	833,386
	Gas Natural SDG SA	218,361	12,632,367
	Grupo Catalana Occidente SA	125,781	4,012,752
#	Grupo Ferrovial SA	242,463	19,070,795
#	Iberia Lineas Aereas de Espana SA	617,500	2,024,713
	Mapfre SA	732,775	3,967,054
	Repsol YPF SA	1,537,866	63,589,565
#	Repsol YPF SA Sponsored ADR	1,285,700	53,279,408

TOTAL — SPAIN			465,351,034

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
	Boliden AB	497,200	5,622,028
#	Electrolux AB Series B	467,600	6,756,688
	Holmen AB Series A	6,300	236,867
#	Holmen AB Series B	150,400	5,131,032
	Nordea Bank AB	4,374,518	71,164,594
	Skandinaviska Enskilda Banken AB Series A	743,500	16,877,820
	Skandinaviska Enskilda Banken AB Series C	9,800	206,893
	SSAB Svenskt Stal AB Series A	271,300	9,419,338
	SSAB Svenskt Stal AB Series B	131,700	4,122,601
#	Svenska Cellulosa AB	57,000	922,208
	Svenska Cellulosa AB Series B	1,308,500	21,010,781
	Svenska Handelsbanken AB Series A	762,000	21,236,051
#	Swedbank AB Series A	349,300	8,641,290
	Tele2 AB Series B	490,700	10,499,823
#	Telefonaktiebolaget LM Erricson Sponsored ADR	38,400	1,038,336
	TeliaSonera AB	3,903,500	35,481,980
	Volvo AB Series A	308,100	4,719,214

TOTAL — SWEDEN			223,087,544

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
#	Adecco SA	234,003	13,356,030
	Baloise-Holding AG	206,141	23,467,594
	Banque Cantonale Vaudoise	9,461	3,411,157
	Ciba Specialty Chemicals AG	131,616	4,344,461
	Compagnie Financiere Richemont AG Series A	1,125,900	70,175,714
	Credit Suisse Group AG	1,826,488	93,023,052
	Credit Suisse Group AG Sponsored ADR	591,859	30,119,704
	Givaudan SA	13,960	13,539,806
	Holcim, Ltd.	448,025	41,886,937
	Julius Baer Holdings, Ltd. AG	38,097	3,121,339
	Novartis AG ADR	127,900	6,695,565
	PSP Swiss Property AG	98,640	6,087,600
	St. Galler Kantonalbank	9,132	4,254,410

12

	Sulzer AG	15,000	2,018,983
	Swiss Life Holding AG	127,247	35,813,213
	Swiss Re	747,678	58,112,769
	Syngenta AG	143,759	44,007,223
	Syngenta AG ADR	241,589	14,806,990
*	UBS AG	793,947	19,121,530
	Vontobel Holdings AG	10,000	388,928
	Zurich Financial SVCS AG	309,213	90,748,689
TOTAL COMMON STOCKS			578,501,694

RIGHTS/WARRANTS — (0.0%)
*	UBS AG Rights 06/12/08 (B2QTJ29)	793,947	1,234,055
*	UBS AG Rights 06/12/08 (B39J7K7)	793,947	1,058,850
TOTAL RIGHTS/WARRANTS			2,292,905

TOTAL — SWITZERLAND			580,794,599

UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.4%)
#	Alliance & Leicester P.L.C.	448,296	3,781,992
	Anglo American P.L.C.	1,902,303	129,625,102
	Arriva P.L.C.	105,930	1,344,005
	Associated British Foods P.L.C.	1,320,465	22,542,395
	Aviva P.L.C.	6,768,276	84,583,541
#	Barclays P.L.C. Sponsored ADR	2,263,390	67,743,263
	British Airways P.L.C.	2,481,713	11,446,234
	Cable and Wireless P.L.C.	3,342,769	10,888,861
	Carnival P.L.C.	613,906	23,392,118
#	Carnival P.L.C. ADR	218,000	8,421,340
	Compass Group P.L.C.	1,586,431	11,799,282
	DSG International P.L.C.	2,744,891	3,167,023
*	easyJet P.L.C.	708,463	4,233,716
	Enterprise Inns P.L.C.	1,212,242	11,221,407
	Friends Provident P.L.C.	4,365,221	10,475,312
	GKN P.L.C.	2,078,332	11,998,109
	HBOS P.L.C.	8,458,158	67,075,693
#	HSBC Holdings P.L.C. Sponsored ADR	2,241,143	188,726,652
	International Power P.L.C.	2,272,744	20,026,272
	ITV P.L.C.	11,443,244	13,354,856
	Kingfisher P.L.C.	7,751,726	21,122,090
	Ladbrokes P.L.C.	1,091,195	6,786,666
	Legal and General Group P.L.C.	14,896,697	35,380,070
	Meggitt P.L.C.	2,126,563	10,263,747
	Mitchells & Butlers P.L.C.	718,888	4,635,494
	Mondi P.L.C.	1,134,110	8,097,433
	Old Mutual P.L.C.	7,500,690	17,391,158
	Pearson P.L.C.	901,901	12,200,225
	Pearson P.L.C. Sponsored ADR	1,763,809	23,864,336
	Persimmon P.L.C.	1,004,312	9,589,556
	Punch Taverns P.L.C.	592,747	6,519,493
	Rexam P.L.C.	2,273,561	19,966,744

13

Royal Bank of Scotland Group P.L.C.	26,156,343	118,550,555
Royal Dutch Shell P.L.C. ADR	1,052,345	88,112,847
RSA Insurance Group P.L.C.	13,325,551	36,235,575
Sainsbury (J.) P.L.C.	4,948,615	34,195,441
Schroders P.L.C.	123,678	2,575,703
Schroders P.L.C. Non-Voting	63,155	1,141,523
Taylor Wimpey P.L.C.	3,248,929	5,481,183
The Berkeley Group Holdings P.L.C.	205,922	3,313,801
Thomas Cook Group P.L.C.	1,606,317	7,886,289
Tomkins P.L.C. Sponsored ADR	325,800	4,688,262
Vodafone Group P.L.C.	60,811,202	195,272,492
Vodafone Group P.L.C. Sponsored ADR	6,145,818	197,219,300
Whitbread P.L.C.	509,558	12,950,424
William Morrison Supermarkets P.L.C.	6,201,007	35,980,614
WPP Group P.L.C.	1,301,269	15,767,938
WPP Group P.L.C. Sponsored ADR	24,445	1,482,589
Xstrata P.L.C.	827,417	65,472,658
Yell Group P.L.C.	500,000	1,250,761
TOTAL COMMON STOCKS		1,709,242,140

RIGHTS/WARRANTS — (0.1%)
* Royal Bank of Scotland Group P.L.C. Rights 06/06/08	15,984,431	8,865,815

TOTAL — UNITED KINGDOM		1,718,107,955

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $11,465,000 FNMA 5.50%, 02/25/36, valued at $9,022,176) to be repurchased at $8,887,437	$8,886	8,886,000

SECURITIES LENDING COLLATERAL — (11.2%)
@ Repurchase Agreement, Barclays Capital Inc. 2.30%, 06/02/08 (Collateralized by $592,523,000 FHLMC 4.230%, 05/07/13 & 4.500%, 04/02/14 & FNMA 4.090%, 05/07/13, valued at $602,047,341) to be repurchased at $590,355,087	590,242	590,241,957
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $238,681,207 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/22 to 02/01/38 & FNMA, rates ranging from 5.010%(r) to 6.109%(r), maturities ranging from 08/01/12 to 11/01/36, valued at $168,249,256) to be repurchased at $164,982,554	164,950	164,950,251
@ Repurchase Agreement, Greenwich Capital Markets 2.33%, 06/02/08 (Collateralized by $369,731,679 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 01/01/34 to 05/01/38, valued at $354,604,951) to be repurchased at $347,715,754	347,648	347,648,252
TOTAL SECURITIES LENDING COLLATERAL		1,102,840,460

TOTAL INVESTMENTS - (100.0%) (Cost $8,220,441,858)		$9,796,993,686

See accompanying Notes to Financial Statements.

14

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpargatas S.A.I.C.	1,078	$1,568
	Alto Palermo SA Series A	5,000	18,186
	BBVA Banco Frances SA	399,900	810,746
*	Capex SA Series A	158,679	406,518
*	Celulosa Argentina SA Series B	24,922	34,683
*	Central Puerto SA Series B	16,000	30,920
*	Endesa Costanera SA Series B	114,100	141,825
*	Gas Natural Ban SA	345,000	223,691
*	IRSA Inversiones y Representaciones SA	657,649	894,412
*	Juan Minetti SA	353,151	213,338
	Ledesma S.A.A.I.	242,632	397,515
*	MetroGas SA Series B	543,115	211,287
*	Molinos Rio de la Plata SA Series B	596,060	2,073,757
*	Petrobras Energia Participacio	139,720	200,185
	Siderar S.A.I.C. Series A	649,191	6,057,170
	Solvay Indupa S.A.I.C.	555,366	971,359
	Transportadora de Gas del Sur SA Series B	445,280	374,619

TOTAL — ARGENTINA			13,061,779

BRAZIL — (11.6%)
COMMON STOCKS — (2.9%)
	Brasil Telecom Participacoes SA	59,520	1,910,202
	Companhia de Bebidas das Americas	90,424	5,831,834
	Companhia de Concessoes Radoviarias	157,300	3,163,408
	Companhia Siderurgica Nacional SA	502,476	24,498,215
	Companhia Vale do Rio Doce ADR	281,000	11,178,180
	CPFL Energia SA	1,935	45,434
	Empresa Brasileira de Aeronautica SA	557,321	5,239,126
	Petroleo Brasilerio SA ADR (71654V101)	363,200	21,951,808
	Petroleo Brasilerio SA ADR (71654V408)	265,800	18,738,900
	Souza Cruz SA	95,874	2,954,912
	Tele Norte Leste Participacoes SA	59,254	1,890,736
	Tractebel Energia SA	164,900	2,423,062
*	Vivo Participacoes SA	64,140	477,156
	Weg SA	310,566	4,114,785
TOTAL COMMON STOCKS			104,417,758

PREFERRED STOCKS — (8.7%)
	Aracruz Celulose SA Series B	102,635	918,762
#	Aracruz Celulose SA Sponsored ADR	48,400	4,391,816

1

	Banci Itau Holding Financeira SA	1,205,700	37,064,248
	Banco Bradesco SA	1,763,841	42,531,721
	Brasil Telecom Participacoes SA	222,326	3,670,122
	Brasil Telecom Participacoes SA ADR	12,100	994,983
	Brasil Telecom SA	234,762	2,867,950
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	88,100	2,109,200
	Companhia de Bebidas das Americas	83	5,787
#	Companhia de Bebidas das Americas Preferred ADR	382,700	26,280,009
	Companhia Energetica de Minas Gerais	327,796	7,664,376
#	Companhia Energetica de Minas Gerais SA Sponsored ADR	22,240	525,754
	Companhia Vale do Rio Doce Series A	2,323,591	77,457,795
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	341,600	11,248,888
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	9,739
	Gerdau SA	378,134	19,035,728
	Klabin SA	412,875	1,632,208
	Lojas Americanas SA	100,000	802,336
	Metalurgica Gerdau SA	148,275	10,255,725
	Tele Norte Leste Participacoes SA	180,034	4,693,170
	Tele Norte Leste Participacoes SA ADR	137,000	3,545,560
	Telecomunicacoes de Sao Paulo SA	247,800	6,951,807
	Telemar Norte Leste SA	63,412	3,742,341
	Tim Participacoes SA ADR	109,680	3,340,853
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	269,290
	Unibanco-Uniao de Bancos Brasileiros SA ADR	46,000	7,216,020
	Unibanco-Uniao de Bancos Brasileiros Units SA	878,094	13,685,634
	Usinas Siderurgicas de Minas Gerais SA Series A	337,962	18,181,171
	Usinas Siderurgicas de Minas Gerais SA Series B	730	41,762
*	Vivo Participacoes SA	531,418	3,678,922
* #	Vivo Participacoes SA ADR	110,000	771,100
	Votorantim Celulose e Papel SA	71,336	2,411,784
TOTAL PREFERRED STOCKS			317,996,561

RIGHTS/WARRANTS — (0.0%)
*	Companhia Brasileira Rights 05/09/08	2,975	6,365
*	Vivo Participacoes SA Rights 06/27/08 (B39M2F6)	11,818	—
*	Vivo Participacoes SA Rights 06/27/08 (B39M2G7)	1,425	657
TOTAL RIGHTS/WARRANTS			7,022

TOTAL — BRAZIL			422,421,341

CHILE — (3.2%)
COMMON STOCKS — (3.2%)
#	Banco de Chile Series F ADR	52,395	2,644,900
	Banco de Credito e Inversiones SA Series A	21,794	644,135
	Banco Santander Chile SA ADR	295,998	15,391,896
	CAP SA	116,535	3,892,989
*	Colbun SA	9,359,730	1,967,988
	Compania Cervecerias Unidas SA ADR	115,400	4,101,316
	Compania General de Electricidad SA	28,230	202,707
	Compania SudAmericana de Vapores SA	557,551	899,369

2

	Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	2,844,450
	CorpBanca SA	69,972,500	429,200
#	Distribucion y Servicio D&S SA ADR	208,828	4,604,657
	Embotelladora Andina SA Series A ADR	109,600	1,748,120
	Embotelladora Andina SA Series B ADR	89,100	1,585,980
	Empresa Nacional de Electricidad SA Sponsored ADR	514,018	26,189,217
	Empresa Nacional de Telecomunicaciones SA	113,317	1,733,306
	Empresas CMPC SA	46,072	1,615,804
	Empresas Copec SA	298,855	4,528,389
	Enersis SA Sponsored ADR	424,303	8,066,000
#	Lan Airlines SA Sponsored ADR	629,500	7,642,130
	Madeco SA Sponsored ADR	4,450	50,330
	Masisa SA	1,927,650	445,312
	S.A.C.I. Falabella SA	480,511	2,570,326
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	613,000	20,866,520
#	Vina de Concha y Toro SA Sponsored ADR	67,750	2,567,725
TOTAL COMMON STOCKS			117,232,766

RIGHTS/WARRANTS — (0.0%)
*	Colbun SA Rights 06/25/08	1,703,043	110,949

TOTAL — CHILE			117,343,715

CHINA — (8.0%)
COMMON STOCKS — (8.0%)
#	Air China, Ltd.	1,798,000	1,344,981
	Aluminum Corp. of China, Ltd.	28,000	49,004
#	Aluminum Corp. of China, Ltd. ADR	100,300	4,388,125
	Angang Steel Co., Ltd.	679,640	1,834,702
* #	Anhui Conch Cement Co., Ltd.	292,000	2,623,605
* #	Bank of China, Ltd.	18,151,000	9,275,772
	Bank of Communications Co., Ltd.	4,637,000	6,091,258
#	Beijing Capital International Airport Co., Ltd.	866,000	890,953
	Beijing Enterprises Holdings, Ltd.	259,500	960,040
#	Byd Co., Ltd.	272,900	432,112
	China Construction Bank Corp.	20,375,000	18,191,369
	China COSCO Holdings Co., Ltd.	2,040,000	5,957,034
#	China Everbright, Ltd.	348,600	838,129
	China Insurance International Holdings Co., Ltd.	253,000	720,943
*	China Life Insurance Co., Ltd.	9,000	36,174
* #	China Life Insurance Co., Ltd. ADR	337,222	20,351,348
	China Mengniu Dairy Co., Ltd.	596,000	1,869,761
	China Merchants Holdings (International) Co., Ltd.	746,000	3,224,368
	China Mobile, Ltd.	4,500	66,204
	China Mobile, Ltd. Sponsored ADR	564,277	41,638,000
	China National Building Material Co., Ltd.	512,000	1,243,461
#	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	60,281	3,740,436
*	China Oilfield Services, Ltd.	1,002,000	1,952,759
	China Petroleum and Chemical Corp. (Sinopec)	46,000	46,464
#	China Petroleum and Chemical Corp. (Sinopec) ADR	135,220	13,639,641
	China Resources Enterprise, Ltd.	782,000	2,596,159

3

	China Resources Power Holdings Co., Ltd.	956,000	2,658,538
	China Shenhua Energy Co., Ltd.	2,528,000	11,307,639
#	China Shipping Container Lines Co., Ltd.	2,280,550	1,133,178
	China Shipping Development Co., Ltd.	894,000	3,040,865
* #	China Southern Airlines Co., Ltd. ADR	15,500	497,240
#	China Telecom Corp., Ltd. ADR	114,039	7,744,263
	China Travel International Investment Hong Kong, Ltd.	1,382,000	557,110
	China Unicom, Ltd. ADR	279,022	6,358,911
	Citic Pacific, Ltd.	731,000	3,142,155
	CNOOC, Ltd.	45,000	79,676
#	CNOOC, Ltd. ADR	128,476	22,777,510
	COSCO Pacific, Ltd.	628,000	1,191,359
	Datang International Power Generation Co., Ltd.	2,216,000	1,614,229
	Denway Motors, Ltd.	2,694,000	1,262,844
#	Dongfang Electric Co., Ltd.	94,000	325,807
	Dongfeng Motor Corp.	1,576,000	789,352
* #	Genting International P.L.C.	560,350	251,139
#	GOME Electrical Appliances Holdings, Ltd.	3,928,000	2,395,889
	Guangdong Investment, Ltd.	1,182,000	550,666
#	Guangshen Railway Co., Ltd. Sponsored ADR	15,988	404,816
#	Guangzhou R&F Properties Co., Ltd.	627,200	1,519,474
	Guangzhou Shipyard International Co., Ltd.	34,000	115,566
#	Hengan International Group Co., Ltd.	369,000	1,339,856
	Hopson Development Holdings, Ltd.	258,000	551,338
#	Huadian Power International Corp.	694,000	228,038
#	Huaneng Power International, Inc. ADR	58,354	1,968,864
*	Industrial and Commercial Bank of China (Asia), Ltd.	30,590,000	22,912,249
	Jiangsu Express Co., Ltd.	628,000	478,693
	Jiangxi Copper Co., Ltd.	841,000	1,936,176
	Lenova Group, Ltd.	2,106,000	1,546,327
	Maanshan Iron and Steel Co., Ltd.	994,000	744,690
#	Nine Dragons Paper Holdings, Ltd.	747,000	814,587
#	PetroChina Co., Ltd. ADR	154,573	22,034,381
#	PICC Property and Casualty Co., Ltd.	1,534,000	1,200,977
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	9,029,151
* #	Shanghai Electric Group Co., Ltd.	1,846,000	1,096,149
	Shanghai Industrial Holdings, Ltd.	299,000	1,107,541
	Shimao Property Holdings, Ltd.	823,500	1,374,350
#	Sinofert Holdings, Ltd.	1,390,000	1,070,358
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	15,392	626,762
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	148,486
#	Tsingtao Brewery Co., Ltd.	194,000	493,794
	Weichai Power Co., Ltd.	61,000	305,969
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	28,629	3,126,573
	Zhejiang Expressway Co., Ltd.	732,000	597,956
*	Zijin Mining Group Co., Ltd.	2,610,000	2,478,744
	ZTE Corp.	126,000	618,018

TOTAL — CHINA			291,551,055

4

CZECH REPUBLIC — (1.4%)
COMMON STOCKS — (1.4%)
	CEZ A.S.	381,144	31,488,292
#	Komercni Banka A.S.	27,759	7,214,894
	Phillip Morris CR A.S.	954	332,734
	Telefonica 02 Czech Republic A.S.	230,085	7,243,906
*	Unipetrol A.S.	119,768	2,011,215
	Zentiva NV	38,106	2,448,918

TOTAL — CZECH REPUBLIC			50,739,959

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
	ELMU NYRT	185	29,849
	Magyar Telekom Telecommunications P.L.C.	714,375	3,518,244
* #	MOL Hungarian Oil & Gas NYRT	168,429	25,355,807
* #	OTP Bank NYRT	320,801	14,465,920
#	Richter Gedeon NYRT	20,463	4,502,421
#	Tiszai Vegyi Kombinat NYRT	65,273	2,018,517

TOTAL — HUNGARY			49,890,758

INDIA — (10.5%)
COMMON STOCKS — (10.5%)
	Aban Offshore, Ltd.	16,521	1,552,880
*	Adani Enterprises, Ltd.	51,000	952,199
*	Aditya Birla Nuvo, Ltd.	47,172	1,586,790
	Alstom Projects India, Ltd.	32,043	408,648
	Ambuja Cements, Ltd.	1,452,686	3,252,718
	Amtek Auto, Ltd.	55,615	381,940
	Apollo Hospitals Enterprise, Ltd.	21,437	244,102
*	Arvind Mills, Ltd.	90,436	95,446
	Asea Brown Boveri India, Ltd.	162,155	3,900,038
*	Ashok Leyland, Ltd.	621,735	522,211
	Asian Paints (India), Ltd.	81,536	2,463,589
	Aventis Pharma, Ltd.	8,241	153,398
	Axis Bank, Ltd.	349,044	6,522,247
	Bajaj Auto, Ltd.	98,754	1,484,219
*	Bajaj Auto, Ltd.	98,754	1,336,220
*	Bajaj Finserv, Ltd.	98,754	1,501,605
	Bajaj Hindusthan, Ltd.	49,677	221,875
*	Balrampur Chini Mills, Ltd.	41,380	89,028
	BEML, Ltd.	32,527	823,866
	Bharat Forge, Ltd.	174,384	1,050,174
	Biocon, Ltd.	87,444	952,260
	Cadila Healthcare, Ltd.	43,470	301,991
*	Century Textiles & Industries, Ltd.	51,740	840,791
	Chennai Petroleum Corp., Ltd.	63,105	502,472
	Cipla, Ltd.	880,500	4,385,711
	Colgate-Palmolive (India), Ltd.	84,376	826,404
	Crompton Greaves, Ltd.	184,828	1,002,303
	Cummins India, Ltd.	135,892	944,691
	Dabur India, Ltd.	308,253	700,047
*	Dish TV India, Ltd.	304,209	331,127

5

*	Divi’s Laboratories, Ltd.	31,510	1,096,231
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,901,492
	EIH, Ltd.	165,150	498,951
	Exide Industries, Ltd.	202,666	353,677
	Gammon India, Ltd.	46,112	439,769
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,690,693
	Glenmark Pharmaceuticals, Ltd.	140,860	2,176,882
	Godrej Consumer Products, Ltd.	109,632	350,733
	Godrej Industries, Ltd.	124,636	752,289
	Great Eastern Shipping Co., Ltd.	110,304	1,309,131
	Great Offshore, Ltd.	27,576	468,448
	HCL Infosystems, Ltd.	86,934	338,806
	HCL Technologies, Ltd.	504,326	3,711,181
	HDFC Bank, Ltd.	386,733	12,366,410
	Hero Honda Motors, Ltd. Series B	243,623	4,275,306
	Hindustan Construction Co., Ltd.	40,914	114,486
	Hindustan Unilever, Ltd.	2,562,524	14,295,246
	ICICI Bank Sponsored ADR	629,447	23,749,035
	IDBI Bank, Ltd.	678,674	1,392,884
	India Cements, Ltd.	94,232	354,461
	Indiabulls Financial Services, Ltd.	189,195	1,631,977
*	Indiabulls Securities, Ltd.	189,195	469,032
	Indian Hotels Co., Ltd.	773,952	2,004,549
	Infosys Technologies, Ltd.	657,429	30,453,727
	ITC, Ltd.	3,314,510	17,001,526
	IVRCL Infrastructures & Projects, Ltd.	61,336	597,245
	Jaiprakash Associates, Ltd.	522,020	2,621,474
*	Jammu & Kashmir Bank, Ltd.	20,547	314,539
	Jet Airways (India), Ltd.	19,348	245,007
	Jindal Steel & Power, Ltd.	104,510	5,744,685
	JSW Steel, Ltd.	106,526	2,932,458
	Jubilant Organosys, Ltd.	95,560	787,550
	Lakshmi Machine Works, Ltd.	3,903	137,800
	Larsen & Toubro, Ltd.	216,588	15,175,761
	Lupin, Ltd.	65,216	1,090,370
	Madras Cements, Ltd.	4,361	276,864
	Mahindra & Mahindra, Ltd.	267,561	3,723,843
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,651,084
	Maruti Suzuki India, Ltd.	162,177	2,924,527
*	Matrix Laboratories, Ltd.	95,511	417,687
	Moser Baer (India), Ltd.	88,443	378,284
	Motor Industries Co., Ltd.	24,968	2,246,650
	Nagarjuna Construction Co., Ltd.	37,276	172,610
*	Nirma, Ltd.	91,336	337,303
*	NPIL Research & Development	7,600	—
	Pantaloon Retail India, Ltd.	58,580	622,570
	Patni Computer Systems, Ltd.	116,382	748,533
	Petronet LNG, Ltd.	97,953	160,664
*	Piramal Healthcare, Ltd.	76,008	638,755
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	204,004
	Ranbaxy Laboratories, Ltd.	411,794	5,127,736
	Raymond, Ltd.	35,367	218,051

6

*	Reliance Capital, Ltd.	86,097	2,425,269
	Reliance Communications, Ltd.	1,071,955	14,533,262
	Reliance Energy, Ltd.	191,590	6,543,947
	Reliance Industries, Ltd.	1,030,847	58,269,610
*	Reliance Natural Resources, Ltd.	1,721,955	4,096,310
	Satyam Computer Services, Ltd.	772,898	9,579,878
	Sesa GOA, Ltd.	26,750	2,697,846
*	Shree Cement, Ltd.	12,572	231,956
	Siemens India, Ltd.	255,806	3,358,735
	Sterling Biotech, Ltd.	83,096	420,822
*	Sterlite Industries (India), Ltd. Series A	431,495	9,464,945
*	Sun Pharma Advanced Research Co., Ltd.	162,432	343,607
*	Sun Pharmaceuticals Industries, Ltd.	162,432	5,348,426
	Tata Chemicals, Ltd.	130,261	1,236,648
	Tata Consultancy Services, Ltd.	378,487	9,160,142
	Tata Motors, Ltd.	408,049	5,544,092
	Tata Power Co., Ltd.	170,018	5,433,374
	Tata Steel, Ltd.	533,336	11,327,634
	Tata Tea, Ltd.	41,503	842,891
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,218,039
	Thermax, Ltd.	46,429	465,784
	Titan Industries, Ltd.	21,191	599,550
	TVS Motor Co., Ltd.	33,921	29,008
	Unitech, Ltd.	343,920	1,876,121
*	United Phosphorus, Ltd.	69,388	556,427
	United Spirits, Ltd.	55,453	2,185,212
	Videsh Sanchar Nigam, Ltd.	155,496	1,640,962
	Wipro, Ltd.	440,456	5,283,020
*	Wire & Wireless India, Ltd.	264,530	224,127
	Wockhardt, Ltd.	38,730	270,763
	Zee Entertainment Enterprises, Ltd.	529,060	2,827,674
*	Zee News, Ltd.	239,188	289,627
TOTAL COMMON STOCKS			381,349,674

PREFERRED STOCKS — (0.0%)
*	Tata Steel, Ltd.	533,337	1,722,934

TOTAL — INDIA			383,072,608

INDONESIA — (1.8%)
COMMON STOCKS — (1.8%)
*	PT Aneka Tambang Tbk	1,270,000	443,186
	PT Astra Agro Lestari Tbk	456,500	1,295,957
	PT Astra International Tbk	4,101,961	9,251,922
*	PT Bakrie & Brothers Tbk	21,200,000	1,206,679
	PT Bank Central Asia Tbk	15,260,000	4,546,664
	PT Bank Danamon Indonesia Tbk	2,896,000	1,772,712
*	PT Bank Mandiri Persero Tbk	5,220,000	1,625,895
*	PT Bank Pan Indonesia Tbk	280,000	18,644
*	PT Bank Rakyat Indonesia Tbk	3,070,000	1,912,046
	PT Bumi Resources Tbk	11,510,000	9,949,699

7

	PT Global Mediacom Tbk	1,100,000	61,438
	PT Gudang Garam Tbk	1,847,500	1,468,325
	PT Indocement Tunggal Prakarsa Tbk	1,210,000	798,686
	PT Indofood Sukses Makmur Tbk	7,143,500	2,147,875
	PT Indosat Tbk	5,352,500	3,296,808
	PT International Nickel Indonesia Tbk	3,310,000	2,168,340
	PT Kalbe Farma Tbk	4,300,000	406,417
	PT Lippo Karawaci Tbk	229,385	17,236
	PT Medco Energi International Tbk	2,396,000	1,299,518
*	PT Panasia Indosyntec Tbk	75,100	3,225
	PT Semen Gresik Tbk	3,194,500	1,508,974
	PT Telekomunikasi Indonesia Tbk	15,037,640	13,052,201
	PT Unilever Indonesia Tbk	4,212,500	3,054,371
	PT United Tractors Tbk	2,206,000	3,425,095

TOTAL — INDONESIA			64,731,913

ISRAEL — (3.9%)
COMMON STOCKS — (3.9%)
	Africa-Israel Investments, Ltd.	21,821	1,800,171
	Bank Hapoalim B.M.	1,583,031	8,102,243
	Bank Leumi Le-Israel	1,637,515	9,000,732
	Bezeq Israeli Telecommunication Corp., Ltd.	2,194,669	4,433,611
	Clal Industries, Ltd.	99,129	555,153
	Clal Insurance Enterprise Holdings, Ltd.	34,963	769,915
	Delek Automotive Systems, Ltd.	11,121	209,620
	Delek Group, Ltd.	4,584	892,132
	Discount Investment Corp.	43,272	1,200,551
	Elbit Systems, Ltd.	51,399	3,233,771
*	First International Bank of Israel, Ltd. (6123804)	133,659	404,067
*	First International Bank of Israel, Ltd. (6123815)	36,426	570,329
	IDB Development Corp., Ltd. Series A	30,082	855,070
	IDB Holding Corp., Ltd.	36,578	992,026
	Israel Chemicals, Ltd.	1,271,740	29,352,327
*	Israel Discount Bank Series A	232,575	595,868
	Koor Industries, Ltd.	15,394	988,441
	Makhteshim-Agan Industries, Ltd.	545,196	5,114,235
	Migdal Insurance Holdings, Ltd.	495,258	748,351
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,754,990
	Ormat Industries, Ltd.	113,997	1,542,262
	Osem Investment, Ltd.	67,801	965,177
	Partner Communications Co., Ltd.	124,006	3,026,509
*	Strauss Group, Ltd.	55,697	890,665
	Teva Pharmaceutical Industries, Ltd.	46,855	2,150,535
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	60,456,203
	United Mizrahi Bank, Ltd.	284,543	2,446,425

TOTAL — ISRAEL			144,051,379

8

MALAYSIA — (4.2%)
COMMON STOCKS — (4.2%)
	Affin Holdings Berhad	747,600	470,809
*	Airasia Berhad	1,839,000	589,887
	Alliance Financial Group Berhad	1,164,400	1,128,760
	AMMB Holdings Berhad	2,636,359	3,238,568
	Asiatic Development Berhad	454,800	1,164,556
	Batu Kawan Berhad	170,000	582,485
	Berjaya Sports Toto Berhad	1,248,800	1,984,651
	Boustead Holdings Berhad	542,900	904,753
	British American Tobacco Berhad	265,700	3,567,990
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	13,411,553
	Digi.Com Berhad	582,762	4,765,359
*	EON Capital Berhad	507,100	798,380
	Fraser & Neave Holdings Berhad	61,000	169,494
	Gamuda Berhad	2,662,000	2,013,721
	Genting Berhad	3,486,500	6,614,680
	Hong Leong Bank Berhad	930,550	1,824,244
	Hong Leong Financial Group Berhad	592,429	932,680
	IGB Corp. Berhad	917,900	495,416
	IJM Corp. Berhad	994,800	1,765,665
	IOI Corp. Berhad	5,861,295	13,479,571
	IOI Properties Berhad	151,300	466,782
	KLCC Property Holdings Berhad	778,600	730,237
	KNM Group Berhad	1,052,500	2,258,083
	Kuala Lumpur Kepong Berhad	857,100	4,679,954
	Lafarge Malayan Cement Berhad	626,280	850,446
	Malayan Banking Berhad	4,334,375	10,034,337
*	Malaysian Airlines System Berhad	772,867	844,491
	Malaysian Bulk Carriers Berhad	437,200	555,590
	Malaysian Pacific Industries Berhad	160,400	388,228
	MISC Berhad	2,552,532	7,487,838
	MMC Corp. Berhad	1,503,800	1,651,749
	Nestle (Malaysia) Berhad	222,700	2,026,907
	Oriental Holdings Berhad	241,300	439,505
*	Parkson Holdings Berhad	479,050	902,143
	Petronas Dagangan Berhad	647,000	1,607,098
	Petronas Gas Berhad	1,061,800	3,260,344
	Plus Expressways Berhad	3,046,800	2,894,654
	Pos Malaysia & Services Holdings Berhad	227,300	133,938
	PPB Group Berhad	935,900	3,296,690
	Public Bank Berhad	1,550,201	5,693,962
	Resorts World Berhad	5,603,500	5,637,276
	RHB Capital Berhad	525,900	819,725
	Sarawak Energy Berhad	430,200	398,044
	Shell Refining Co. Federation of Malaysia Berhad	227,000	770,738
	Sime Darby Berhad	3,961,909	11,618,610
	SP Setia Berhad	1,245,450	1,520,992
	Star Publications (Malaysia) Berhad	485,600	524,381
	Telekom Malaysia Berhad	2,832,800	2,709,945
	Tenaga Nasional Berhad	2,495,400	5,428,267
*	TM International Berhad	2,832,800	6,426,259
*	Transmile Group Berhad	164,000	70,774
	UEM World Berhad	911,300	962,411
	UMW Holdings Berhad	729,066	1,473,265

9

	United Plantations Berhad	12,600	53,597
	YTL Corp. Berhad	1,578,966	3,655,701
	YTL Power International Berhad	3,372,332	2,308,325
	Zelan Berhad	353,400	290,082
TOTAL COMMON STOCKS			154,774,590

RIGHTS/WARRANTS — (0.0%)
*	KNM Group Berhad Rights 06/17/08	263,125	239,574

TOTAL — MALAYSIA			155,014,164

MEXICO — (8.5%)
COMMON STOCKS — (8.5%)
#	Alfa S.A.B. de C.V. Series A	578,090	4,243,371
	America Movil S.A.B. de C.V. Series L	20,736,559	61,809,602
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,487,865
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,318,171	7,846,666
	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	12,390,272
#	Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,933,611
#	Coca-Cola Femsa S.A.B. de C.V. Series L	690,400	4,296,393
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	177,298
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	837
	Corporativo Fragua S.A.B. de C.V. Series B	21	263
*	Desc S.A. de C.V. Series B	123,968	108,115
* #	Dine S.A.B. de C.V.	123,968	117,725
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,973,895
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,272,336
* #	Empresas ICA S.A.B. de C.V.	103,950	698,057
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	10,620,169
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	6,005,603
* #	Gruma S.A.B. de C.V. Series B	105,944	318,355
#	Grupo Carso S.A.B. de C.V. Series A-1	1,545,132	6,872,444
#	Grupo Continental S.A.B. de C.V.	358,600	961,159
#	Grupo Elektra S.A. de C.V.	126,080	4,972,363
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	11,049,197
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	10,195,705
	Grupo Gigante S.A.B. de C.V. Series B	117,282	219,342
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	672,500	4,398,747
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	238,549
	Grupo Mexico S.A.B. de C.V. Series B	1,992,574	14,925,431
#	Grupo Modelo S.A.B. de C.V. Series C	992,400	5,290,069
	Grupo Nutrisa S.A. de C.V.	129	150
*	Grupo Qumma S.A. de C.V. Series B	1,591	28
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	11,044,894
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	8,543,820
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	3,161,776	4,709,100
#	Industrias Penoles S.A.B. de C.V.	277,530	8,094,860
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	884,600	4,157,398
* #	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	7,452,877

10

*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	7,811
*	Savia S.A. de C.V.	120,000	9,303
#	Telefonos de Mexico S.A. de C.V. Series A	200,000	416,873
#	Telefonos de Mexico S.A.B. de C.V.	10,416,800	21,540,792
#	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,244,844
	Vitro S.A.B. de C.V.	147,450	268,332
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	5,958,558	26,340,829

TOTAL — MEXICO			309,255,350

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	Aboitiz Equity Ventures, Inc.	3,075,000	505,768
	Ayala Corp. Series A	435,353	3,509,274
	Ayala Land, Inc.	11,518,518	2,835,000
	Banco de Oro- EPCI, Inc.	1,292,908	1,493,709
	Bank of the Philippine Islands	2,417,047	2,931,007
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	206,876
	Metro Bank & Trust Co.	1,244,635	1,111,036
	Petron Corp.	4,690,000	547,385
	Philippine Long Distance Telephone Co.	125,290	7,502,356
*	Pilipino Telephone Corp.	876,000	152,179
	SM Prime Holdings, Inc.	7,903,168	1,445,588
	Universal Robina Corp.	197,900	59,995

TOTAL — PHILIPPINES			22,300,173

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Agora SA	65,585	1,063,148
	Asseco Poland SA	6,365	184,720
	Bank Millennium SA	480,376	1,912,212
	Bank Pekao SA	163,030	14,171,204
*	Bank Przemyslowo Handlowy BPH SA	15,658	576,486
	Bank Zackodni WBK SA	37,228	2,809,921
*	Bioton SA	622,844	197,801
	Browary Zywiec SA	13,855	3,909,063
*	Cersanit SA	126,328	1,168,408
*	Getin Holdings SA	444,619	2,536,551
	Grupa Lotos SA	78,623	1,212,179
	Kredyt Bank SA	88,259	801,006
*	Mondi Packaging Paper Swiecie SA	43,468	1,028,766
*	Netia Holdings SA	390,681	596,295
*	PBG SA	3,132	458,766
*	Polski Koncern Naftowy Orlen SA	449,310	8,291,814
*	Polskie Gornictwo Naftowe I Gazownictwo SA	267,730	500,314
*	Powszechna Kasa Oszczednosci Bank Polski SA	157,417	3,647,869
	Telekomunikacja Polska SA	1,112,400	10,506,801
	TVN SA	205,099	1,770,594
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	68,487

TOTAL — POLAND			57,412,405

11

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	500,878	5,626,328
	African Bank Investments, Ltd.	733,060	2,357,226
	African Oxygen, Ltd.	354,545	1,211,665
	African Rainbow Minerals, Ltd.	184,031	7,253,914
	Anglo American Platinum Corp., Ltd.	143,540	25,009,513
#	AngloGold Ashanti, Ltd.	342,282	12,887,445
	ArcelorMittal South Africa, Ltd.	459,163	15,060,405
	Aspen Pharmacare Holdings, Ltd.	390,295	1,681,668
	Aveng, Ltd.	564,485	4,832,158
	Barloworld, Ltd.	325,200	4,396,688
*	Bidvest Group, Ltd.	422,101	5,949,382
	Discovery Holdings, Ltd.	556,542	1,754,626
*	Eqstra Holdings, Ltd.	289,896	514,321
	Exxaro Resources, Ltd.	114,491	2,366,249
	FirstRand, Ltd.	5,239,052	10,109,137
	Foschini, Ltd.	316,406	1,411,856
*	Freeworld Coatings, Ltd.	325,200	385,236
#	Gold Fields, Ltd.	306,889	3,959,915
	Gold Fields, Ltd. Sponsored ADR	442,200	5,717,646
*	Harmony Gold Mining Co., Ltd.	416,418	4,958,172
	Impala Platinum Holdings, Ltd.	749,481	32,003,769
	Imperial Holdings, Ltd.	289,896	2,016,877
	Investec, Ltd.	276,298	1,925,931
	JD Group, Ltd.	238,923	940,883
	Kumba Iron Ore, Ltd.	132,643	5,926,901
#	Liberty Group, Ltd.	224,453	2,153,029
	Massmart Holdings, Ltd.	311,299	2,864,007
	Mondi, Ltd.	63,861	490,554
	MTN Group, Ltd.	2,592,990	51,844,934
	Murray & Roberts Holdings, Ltd.	426,289	4,922,268
	Nampak, Ltd.	796,643	1,435,020
	Naspers, Ltd. Series N	585,271	13,659,264
	Nedbank Group, Ltd.	495,800	6,489,823
	Network Healthcare Holdings, Ltd.	1,992,016	2,175,747
	Pick’n Pay Stores, Ltd.	434,325	1,691,062
	Pretoria Portland Cement Co., Ltd.	970,260	4,518,541
	Reunert, Ltd.	272,528	1,987,139
	Sanlam, Ltd.	3,763,590	9,531,948
	Sappi, Ltd.	243,332	3,486,004
	Sappi, Ltd. Sponsored ADR	99,500	1,420,860
	Sasol, Ltd. Sponsored ADR	1,029,100	64,730,390
	Shoprite Holdings, Ltd.	702,735	3,890,031
	Standard Bank Group, Ltd.	1,797,036	19,622,305
	Steinhoff International Holdings, Ltd.	1,363,005	3,503,224
	Sun International, Ltd.	138,020	1,611,443
	Telkom South Africa, Ltd.	614,393	11,056,102
	Tiger Brands, Ltd.	253,166	5,217,216
	Truworths International, Ltd.	711,817	2,139,828
#	Woolworths Holdings, Ltd.	1,313,650	1,949,510

TOTAL — SOUTH AFRICA			382,648,160

12

SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
#	Amorepacific Corp.	3,527	2,128,614
#	Cheil Industrial, Inc.	20,690	1,069,126
*	CJ Cheiljedang Corp.	3,287	850,892
	Daegu Bank Co., Ltd.	58,240	859,837
	Daelim Industrial Co., Ltd.	18,800	2,256,372
#	Daewoo Engineering & Construction Co., Ltd.	218,088	3,814,151
#	Daewoo International Corp.	45,870	2,014,001
#	Daewoo Securities Co., Ltd.	103,195	2,161,086
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	6,471,211
#	DC Chemical Co., Ltd.	6,626	2,529,707
	Dong Bu Insurance Co., Ltd.	22,580	924,696
	Dongkuk Steel Mill Co., Ltd.	1,400	63,736
* #	Doosan Corp.	8,040	1,656,623
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	3,446,843
#	Doosan Infracore Co., Ltd.	97,520	3,204,446
#	GS Engineering & Construction Corp.	27,320	3,438,331
	GS Holdings Corp.	42,945	2,002,501
	Hana Financial Group, Inc.	112,261	4,688,255
	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	777,182
#	Hanjin Shipping Co., Ltd.	8,522	388,724
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,213,704
#	Hanwha Chemical Corp.	8,050	97,338
	Hanwha Corp.	22,240	902,977
#	Hite Brewery Co., Ltd.	13,530	1,523,770
	Honam Petrochemical Corp.	2,953	253,025
* #	Hynix Semiconductor, Inc.	118,050	3,554,489
	Hyundai Department Store Co., Ltd.	7,630	763,328
#	Hyundai Development Co.	37,270	2,277,526
	Hyundai Engineering & Construction Co., Ltd.	570	48,683
#	Hyundai Heavy Industries Co., Ltd.	49,890	18,187,519
#	Hyundai Merchant Marine Co., Ltd.	24,600	879,382
#	Hyundai Mipo Dockyard Co., Ltd.	6,322	1,481,237
	Hyundai Mobis	53,070	4,729,756
#	Hyundai Motor Co., Ltd.	122,979	10,031,884
#	Hyundai Securities Co., Ltd.	46,721	619,775
	Hyundai Steel Co.	58,560	4,707,271
*	Industrial Bank of Korea	43,600	785,543
	Kangwon Land, Inc.	150,410	3,564,014
#	KCC Corp.	7,410	3,595,031
* #	Kia Motors Corp.	263,640	3,123,901
	Kookmin Bank	161,175	10,038,860
	Kookmin Bank Sponsored ADR	117,300	7,325,385
	Korea Electric Power Corp.	295,290	9,580,578
	Korea Exchange Bank	200,200	2,984,733
	Korea Gas Corp.	35,793	2,742,771
	Korea Investment Holdings Co., Ltd.	23,530	1,080,358

13

	Korea Zinc Co., Ltd.	4,366	557,683
	Korean Air Co., Ltd.	8,396	428,281
	KT Corp.	195,930	8,801,605
*	KT Freetel, Ltd.	47,030	1,324,603
	KT&G Corp.	103,590	8,992,114
#	Kumho Industrial Co., Ltd.	10,764	338,932
	LG Chemical, Ltd.	36,776	3,498,058
#	LG Corp.	129,413	10,120,316
#	LG Electronics, Inc.	88,910	12,352,665
#	LG Household & Healthcare Co., Ltd.	5,120	1,073,264
#	LG Phillips LCD Co., Ltd.	106,110	4,683,381
	Lotte Confectionary Co., Ltd.	350	393,954
*	Lotte Shopping Co., Ltd.	2,800	943,208
	LS Cable, Ltd.	8,728	827,619
#	Mirae Asset Securities Co., Ltd.	5,410	641,475
	POSCO	46,060	25,174,520
	POSCO ADR	73,100	9,989,115
	Pusan Bank	73,990	1,074,516
	S1 Corp.	3,130	177,816
#	Samsung Corp.	77,520	5,174,036
	Samsung Electro-Mechanics Co., Ltd.	37,767	1,761,106
	Samsung Electronics Co., Ltd.	97,139	69,922,372
	Samsung Engineering Co., Ltd.	16,857	1,554,029
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,910,789
#	Samsung Heavy Industries Co., Ltd.	126,000	5,247,023
* #	Samsung SDI Co., Ltd.	24,812	1,920,753
#	Samsung Securities Co., Ltd.	33,780	2,425,793
	Samsung Techwin Co., Ltd.	28,393	1,680,202
	Shinhan Financial Group Co., Ltd.	190,952	9,569,478
	Shinhan Financial Group Co., Ltd. ADR	19,900	2,001,343
#	Shinsegae Co., Ltd.	10,460	6,075,414
	SK Co., Ltd.	21,194	3,334,438
#	SK Energy Co., Ltd.	51,889	6,456,171
*	SK Networks Co., Ltd.	103,360	1,902,623
	SK Telecom Co., Ltd.	56,085	11,113,853
#	S-Oil Corp.	47,310	3,397,185
#	STX Corp.	11,280	833,160
#	STX Shipbuilding Co., Ltd.	23,910	943,428
	Woongjin Coway Co., Ltd.	13,260	390,203
#	Woori Investment & Securities Co., Ltd.	67,386	1,430,706
TOTAL COMMON STOCKS			375,276,402

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Chemical Corp. Rights 06/18/08	2,576	8,453

TOTAL — SOUTH KOREA			375,284,855

TAIWAN — (9.8%)
COMMON STOCKS — (9.8%)
	Acer, Inc.	1,935,463	4,019,785
	Advanced Semiconductor Engineering, Inc.	2,906,808	3,057,230

14

#	Advanced Semiconductor Engineering, Inc. ADR	151,600	795,900
	Advantech Co., Ltd.	336,427	875,210
	Asia Cement Corp.	2,245,937	4,177,342
	Asustek Computer, Inc.	2,693,723	7,775,496
	AU Optronics Corp.	5,013,298	9,610,286
#	AU Optronics Corp. Sponsored ADR	227,796	4,337,236
	Catcher Co., Ltd.	249,116	861,437
	Cathay Financial Holdings Co., Ltd.	8,465,487	21,656,606
	Cathay Real Estate Development Co., Ltd.	692,000	476,352
	Chang Hwa Commercial Bank	3,763,796	3,060,448
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,460,247
	Cheng Uei Precision Industry Co., Ltd.	225,390	508,802
	Chi Mei Optoelectronic Corp.	4,619,528	6,305,296
	China Airlines	2,271,981	1,189,096
	China Development Financial Holding Corp.	8,525,392	3,633,744
	China Motor Co., Ltd.	1,014,196	796,073
	China Steel Corp.	8,142,745	13,930,132
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	6,251,063
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,916,652
*	CMC Magnetics Corp.	2,482,400	833,497
	Compal Communications, Inc.	270,270	508,573
	Compal Electronics, Inc.	2,763,112	3,073,333
	Delta Electronics Industrial Co., Ltd.	1,637,090	4,677,739
	D-Link Corp.	450,432	748,067
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,233,445
	Epistar Corp.	331,097	904,733
	Eternal Chemical Co., Ltd.	404,400	455,134
*	Eva Airways Corp.	2,096,444	1,228,203
	Evergreen Marine Corp., Ltd.	2,092,869	1,842,942
	Everlight Electronics Co., Ltd.	113,291	401,113
	Far East Textile, Ltd.	4,125,344	6,424,627
	Far Eastern Department Stores, Ltd.	110,000	165,547
*	Far Eastern International Bank	235,841	88,891
	First Financial Holding Co., Ltd.	5,023,209	5,961,188
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	10,994,500
	Formosa Plastics Corp.	4,721,167	13,323,751
	Formosa Taffeta Co., Ltd.	484,000	535,196
	Foxconn Technology Co., Ltd.	546,086	3,175,042
	Fubon Financial Holding Co., Ltd.	5,940,052	7,079,426
	High Tech Computer Corp.	386,227	10,291,045
	Hon Hai Precision Industry Co., Ltd.	5,183,007	29,336,784
	Hotai Motor Co., Ltd.	387,000	1,246,012
	Hua Nan Financial Holding Co., Ltd.	5,450,122	5,022,494
	Inventec Corp.	1,500,193	928,285
	Kinsus Interconnect Technology Corp.	210,100	550,080
	Largan Precision Co., Ltd.	81,855	1,023,898
	Lite-On Technology Corp.	1,438,205	1,704,504
* #	Macronix International ADR	9,399	44,828
	Macronix International Co., Ltd.	1,261,795	602,902
	Media Tek, Inc.	867,386	10,848,188
	Mega Financial Holding Co., Ltd.	9,477,535	7,424,986
	Mitac International Corp.	1,082,013	928,199

15

	Nan Ya Plastic Corp.	6,878,218	15,952,730
	Nanya Technology Co., Ltd.	3,664,634	2,123,409
*	Pacific Electric Wire & Cable Corp.	233,200	3,989
	Pan-International Industrial Corp.	196,525	377,384
	Phoenix Precision Technology Corp.	867	541
	Pou Chen Corp.	1,737,978	1,696,540
	President Chain Store Corp.	776,260	2,938,914
*	Qisda Corp.	1,183,990	1,062,245
	Quanta Computer, Inc.	3,113,430	4,920,870
	Realtek Semiconductor Corp.	269,396	815,580
	Richtek Technology Corp.	69,000	648,010
	Shin Kong Financial Holding Co., Ltd.	3,521,545	3,055,787
	Siliconware Precision Industries Co., Ltd.	2,324,084	3,931,579
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	500	4,245
	SinoPac Holdings Co., Ltd.	4,399,033	1,998,371
	Sunplus Technology Co., Ltd.	240,591	303,112
	Synnex Technology International Corp.	700,331	1,834,359
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,764,268
*	Taiwan Business Bank	2,272,325	1,058,021
	Taiwan Cement Corp.	2,391,976	4,013,553
	Taiwan Cooperative Bank	1,263,160	1,378,089
	Taiwan Fertilizer Co., Ltd.	95,000	459,663
	Taiwan Glass Industrial Corp.	1,176,915	1,465,212
	Taiwan Life Insurance Co., Ltd	242,000	396,844
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	48,469,267
*	Tatung Co., Ltd.	2,839,000	1,588,407
	Teco Electric & Machinery Co., Ltd.	250,000	148,561
	Transcend Information, Inc.	203,999	637,257
	Tung Ho Steel Enterprise Corp.	503,000	1,051,448
	U-Ming Marine Transport Corp.	648,860	2,098,733
	Uni-President Enterprises Corp.	2,663,801	3,770,855
	United Microelectronics Corp.	12,019,754	7,484,571
*	Via Technologies, Inc.	813,000	470,943
	Walsin Lihwa Corp.	2,278,539	1,027,026
	Wan Hai Lines Co., Ltd.	1,625,914	1,450,581
	Winbond Electronics Corp.	3,308,000	871,443
*	Wintek Corp.	747,438	612,611
	Wistron Corp.	1,031,020	1,763,433
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yageo Corp.	613,000	200,073
	Yang Ming Marine Transport Corp.	2,041,069	1,562,215
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,422,772
	Yulon Motor Co., Ltd.	1,239,250	1,486,789
	Zyxel Communication Corp.	315,070	302,398

TOTAL — TAIWAN			358,924,283

THAILAND — (1.4%)
COMMON STOCKS — (1.4%)
	Advance Info Service PCL (Foreign)	1,654,700	4,964,864
	Bangkok Bank PCL (Foreign)	274,400	1,139,991
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	5,141,548

16

#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	708,541
#	Bangkok Expressway PCL (Foreign)	250,000	120,788
*	Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	2,373,972
*	Bank of Ayudhya PCL (Foreign) NVDR	258,000	212,387
	Banpu Coal, Ltd.	24,100	355,993
	Banpu PCL (Foreign)	123,500	1,854,685
	BEC World PCL (Foreign)	1,178,000	1,087,552
	Big C Supercenter PCL (Foreign) NVDR	25,000	41,545
	Bumrungrad Hospital PCL (Foreign)	297,000	342,745
	C.P. Seven Eleven PCL (Foreign)	2,614,700	885,112
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	423,359
	Central Pattana PCL (Foreign)	888,500	683,567
	Charoen Pokphand Foods PCL (Foreign)	4,487,600	577,263
	Delta Electronics (Thailand) PCL (Foreign)	1,050,510	678,896
	Hana Microelectronics PCL (Foreign)	387,400	201,479
#	Italian-Thai Development PCL	1,617,400	423,077
	Kasikornbank PCL (Foreign)	1,730,300	4,526,096
	Kasikornbank PCL (Foreign) NVDR	164,500	430,297
#	Krung Thai Bank PCL (Foreign)	6,364,070	1,762,629
	Land & Houses PCL (Foreign)	559,510	151,521
	Land and Houses PCL (Foreign) NVDR	3,647,800	914,897
	Precious Shipping PCL	212,900	159,208
	Precious Shipping PCL (Foreign) NVDR	320,400	239,597
	PTT Aromatics & Refining PCL (Foreign)	1,381,437	1,169,088
	PTT Chemical PCL (Foreign)	818,560	2,770,937
*	PTT Exploration & Production PCL (Foreign)	300,000	1,726,419
*	PTT PCL (Foreign)	250,000	2,585,013
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,016,000	1,406,986
	Sahaviriya Steel Industries PCL (Foreign)	1,694,000	58,387
#	Siam Cement PCL (Foreign) (6609906)	125,700	796,867
	Siam Cement PCL (Foreign) (6806387)	220,213	1,409,580
	Siam Commercial Bank PCL (Foreign)	1,074,766	2,976,733
	Siam Makro PCL (Foreign)	112,500	328,897
	Thai Oil PCL (Foreign)	1,124,600	2,214,938
	Thai Union Frozen Products PCL (Foreign)	1,044,020	584,741
	Thanachart Capital PCL (Foreign)	670,550	321,914
	The Siam Cement PCL (Foreign)	377,100	2,344,182
#	Thoresen Thai Agencies PCL (Foreign)	276,000	433,174
*	TMB Bank PCL (Foreign)	22,454,501	905,228
* #	True Corp. PCL (Foreign)	1,834,700	233,749

TOTAL — THAILAND			52,668,442

TURKEY — (1.6%)
COMMON STOCKS — (1.6%)
	Akbank T.A.S.	1,278,133	5,655,406
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	296,133
	Aksigorta A.S.	177,399	763,640
*	Anadolu Efes Biracilik ve Malt Sanayi A.S.	414,134	3,874,982
	Arcelik A.S	148,889	622,874
*	Asya Katilim Bankasi A.S.	48,137	327,512
	Aygaz A.S.	56,070	195,269

17

	BIM BirlesikMagazalar A.S.	3,011	328,514
	Coca-Cola Icecek AS	10,186	112,941
*	Dogan Sirketler Grubu Holding A.S.	787,928	924,359
*	Dogan Yayin Holding A.S.	393,995	688,364
	Enka Insaat ve Sanayi A.S.	275,899	3,318,460
	Eregli Demir ve Celik Fabrikalari Turk A.S.	917,981	5,892,380
	Ford Otomotiv Sanayi A.S.	114,792	1,036,361
*	Koc Holding A.S. Series B	615,835	1,736,214
	Migros Turk A.S.	120,891	2,024,874
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	368,860
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	7,267,511
*	Turk Ekonomi Bankasi A.S.	202,536	213,832
*	Turk Hava Yollari Anonim Ortakligi A.S.	39,374	212,878
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	677,555
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,010,649
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	2,845,506
*	Turkiye Garanti Bankasi A.S.	1,525,403	6,995,137
	Turkiye Is Bankasi A.S.	1,372,915	5,670,468
	Turkiye Vakiflar Bankasi T.A.O.	165,700	285,196
*	Yapi ve Kredi Bankasi A.S.	1,056,907	2,530,989

TOTAL — TURKEY			56,876,864

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 1.94%, 06/02/08 (Collateralized by $14,160,000 FHLMC 6.584%(r), 03/01/37, valued at $11,443,190) to be repurchased at $11,273,822	$11,272	11,272,000

SECURITIES LENDING COLLATERAL — (9.0%)
@	Repurchase Agreement, BNP Paribas Securities 2.30%, 06/02/08 (Collateralized by $111,122,484 FHLMC 6.000%, 10/01/37 & FNMA 6.000%, 03/01/37, valued at $102,000,000) to be repurchased at $100,019,167	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $252,584,345 FHLMC, rates ranging from 4.831%(r) to 6.500%, maturities ranging from 11/01/16 to 04/01/38 & FNMA, rates ranging from 4.907%(r) to 5.661%(r), maturities ranging from 01/01/36 to 03/01/48, valued at $230,559,371) to be repurchased at $226,082,865	226,039	226,038,599
TOTAL SECURITIES LENDING COLLATERAL			326,038,599

TOTAL INVESTMENTS - (100.0%) (Cost $2,076,501,517)			$3,644,559,802

See accompanying Notes to Financial Statements.

18

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.9%)
Consumer Discretionary — (11.6%)
*	4Kids Entertainment, Inc.	11,600	$90,480
*	99 Cents Only Stores	127,520	1,067,342
* #	A.C. Moore Arts & Crafts, Inc.	8,356	58,408
	Aaron Rents, Inc.	26,200	586,618
* #	AbitibiBowater Canada, Inc.	21,476	255,135
*	Acme Communications, Inc.	23,312	34,968
	Aldila, Inc.	10,299	78,787
*	Alloy, Inc.	17,245	148,307
	American Axle & Manufacturing Holdings, Inc.	96,005	1,784,733
#	American Greetings Corp. Class A	73,700	1,375,242
* #	America’s Car-Mart, Inc.	23,596	389,098
#	Arctic Cat, Inc.	18,844	149,056
#	ArvinMeritor, Inc.	128,740	1,927,238
	Asbury Automotive Group, Inc.	50,300	828,441
*	Ashworth, Inc.	6,800	21,964
*	Audiovox Corp. Class A	23,689	252,525
*	AutoNation, Inc.	311,900	4,924,901
* #	Avatar Holdings, Inc.	11,700	405,639
*	Ballantyne of Omaha, Inc.	7,332	30,794
	Barnes & Noble, Inc.	63,600	1,940,436
#	Bassett Furniture Industries, Inc.	7,874	94,409
	Beasley Broadcast Group, Inc.	11,000	51,700
	Belo Corp. Class A	148,448	1,419,163
*	Benihana, Inc. Class A	300	2,682
* #	Big Lots, Inc.	22,600	701,956
#	Blockbuster, Inc. Class A	173,100	562,575
*	Blockbuster, Inc. Class B	81,610	208,922
*	Bluegreen Corp.	21,700	149,296
	Bob Evans Farms, Inc.	56,700	1,650,537
	Bon-Ton Stores, Inc.	14,349	95,564
	Books-A-Million, Inc.	19,600	147,196
#	Borders Group, Inc.	7,800	47,892
	BorgWarner, Inc.	97,600	5,046,896
#	Brookfield Homes Corp.	38,100	575,310
	Brown Shoe Company, Inc.	73,275	1,237,615
#	Brunswick Corp.	141,500	1,938,550
*	Buca, Inc.	1,216	608
#	Building Materials Holding Corp.	17,800	47,704
* #	Cabela’s, Inc.	62,600	867,010
*	Cache, Inc.	9,000	114,210
* #	California Coastal Communities, Inc.	16,509	75,446
	Canterbury Park Holding Corp.	1,300	12,350
#	Carmike Cinemas, Inc.	18,052	149,832

1

*	Carriage Services, Inc.	11,200	80,416
*	Cavalier Homes, Inc.	23,813	54,532
*	Cavco Industries, Inc.	9,242	354,246
	CBS Corp. Class B	880,766	19,006,930
* #	Chromcraft Revington, Inc.	100	387
	Churchill Downs, Inc.	7,298	311,917
	Cinemark Holdings, Inc.	19,143	276,999
#	Circuit City Stores, Inc.	87,800	431,098
#	Citadel Broadcasting Co.	106,142	186,810
	Clear Channel Communications, Inc.	339,300	11,882,286
	Coachmen Industries, Inc.	6,900	21,045
	Coast Distribution System, Inc.	400	1,920
	Cobra Electronics Corp.	1,200	3,912
#	Collectors Universe, Inc.	14,288	136,022
	Comcast Corp. Class A	3,086,461	69,445,372
	Comcast Corp. Special Class A Non-Voting	1,089,388	24,282,459
*	Concord Camera Corp.	9,362	32,112
* #	Conn’s, Inc.	30,400	525,008
	Cooper Tire & Rubber Co.	97,000	1,065,060
* #	Cox Radio, Inc.	61,500	784,125
	Craftmade International, Inc.	2,499	16,293
	CSS Industries, Inc.	18,850	555,698
*	Culp, Inc.	21,913	157,774
* #	Cumulus Media, Inc. Class A	22,400	117,600
* #	Cybex International, Inc.	26,482	109,900
*	Cycle Country Accessories Corp.	3,220	5,152
*	dELiA*s, Inc.	1,200	3,060
	Delta Apparel, Inc.	879	2,611
*	Design Within Reach, Inc.	22,632	87,812
* #	Diedrich Coffee, Inc.	9,552	22,925
#	Dillards, Inc. Class A	125,600	2,044,768
* #	Directed Electronics, Inc.	1,368	2,107
*	Discovery Holding Co. Class A	80,960	2,120,342
* #	Discovery Holding Co. Class B	6,597	171,753
	Disney (Walt) Co.	5,111	171,730
*	Dixie Group, Inc.	11,800	86,140
*	Dorman Products, Inc.	7,549	71,715
	Dover Motorsports, Inc.	16,800	104,496
*	Duckwall-ALCO Stores, Inc.	700	9,233
	Educational Development Corp.	1,000	6,040
*	Emerson Radio Corp.	31,640	37,652
	Emmis Communications Corp. Class A	16,800	49,896
	Entercom Communications Corp.	36,700	355,256
*	Entravision Communications Corp.	67,000	357,780
	Escalade, Inc.	600	3,750
*	Expedia, Inc.	109,511	2,655,642
* #	Famous Dave’s of America, Inc.	200	1,818
	Finish Line, Inc. Class A	71,227	564,830
*	Fisher Communications, Inc.	2,900	101,848
*	Flanigan’s Enterprises, Inc.	865	6,799
	Flexsteel Industries, Inc.	1,719	19,768
	Foot Locker, Inc.	163,800	2,393,118
* #	Ford Motor Co.	2,440,808	16,597,494
*	Franklin Covey Co.	30,919	259,410
*	Franklin Electronic Publishers, Inc.	15,050	31,906

2

#	Fred’s, Inc.	60,080	754,004
	Frisch’s Restaurants, Inc.	300	8,172
	FTD Group, Inc.	52,269	770,968
*	Fuel Systems Solutions, Inc.	1,973	55,007
#	Furniture Brands International, Inc.	70,240	987,574
*	GameTech International, Inc.	16,810	87,748
* #	Gander Mountain Co.	49,526	208,009
#	Gannett Co., Inc.	267,300	7,700,913
* #	Gaylord Entertainment Co.	35,582	1,010,885
#	General Motors Corp.	322,000	5,506,200
*	Getty Images, Inc.	16,900	565,812
*	G-III Apparel Group, Ltd.	26,250	435,487
*	Goodyear Tire & Rubber Co.	6,500	165,165
*	Gottschalks, Inc.	19,942	42,476
	Gray Television, Inc.	66,879	268,854
*	Great Wolf Resorts, Inc.	40,313	280,175
	Group 1 Automotive, Inc.	32,000	833,280
* #	Harris Interactive, Inc.	48,600	92,340
*	Hartmarx Corp.	2,000	4,680
*	Hastings Entertainment, Inc.	1,572	13,158
#	Haverty Furniture Co., Inc.	34,299	360,825
*	Hawk Corp.	600	10,752
*	Hayes Lemmerz International, Inc.	8,881	34,814
	Hearst-Argyle Television, Inc.	90,353	1,921,808
*	Helen of Troy, Ltd.	50,900	909,583
*	Hollywood Media Corp.	34,528	82,867
*	Hot Topic, Inc.	6,800	35,700
* #	Hovnanian Enterprises, Inc. Class A	96,300	756,918
*	IAC/InterActiveCorp.	438,616	9,890,791
#	IHOP Corp.	30,483	1,429,348
	ILX Resorts, Inc.	900	2,745
* #	Infosonics Corp.	600	600
*	Interstate Hotels & Resorts, Inc.	52,524	185,410
	J. Alexander’s Corp.	11,218	81,779
#	J.C. Penney Co., Inc.	124,115	4,994,388
*	Jakks Pacific, Inc.	18,275	431,290
* #	Jarden Corp.	108,315	2,030,906
*	Jo-Ann Stores, Inc.	47,950	1,079,354
	Johnson Outdoors, Inc.	12,128	188,712
	Jones Apparel Group, Inc.	79,200	1,332,144
#	Journal Communications, Inc. Class A	71,600	419,576
#	KB Home	125,577	2,575,584
#	Kenneth Cole Productions, Inc. Class A	17,000	265,200
	Kimball International, Inc. Class B	35,282	372,225
	K-Swiss, Inc. Class A	30,500	488,610
	LaCrosse Footwear, Inc.	495	6,816
*	Lakeland Industries, Inc.	10,257	128,110
* #	Lakes Entertainment, Inc.	29,500	164,315
#	Landry’s Restaurants, Inc.	25,100	411,891
*	Lazare Kaplan International, Inc.	13,180	119,938
#	La-Z-Boy, Inc.	49,900	316,865
* #	Leapfrog Enterprises, Inc.	100	826
* #	Lear Corp.	10,800	278,100
#	Lee Enterprises, Inc.	35,511	241,475
#	Leggett & Platt, Inc.	287,244	5,486,360

3

* #	Lenox Group, Inc.	6,654	4,857
*	Liberty Media Corp. - Entertainment Class A	625,764	16,895,628
*	Liberty Media Corp. - Entertainment Class B	14,088	382,630
*	Liberty Media Holding Corp. Capital Class A	217,289	3,220,223
* #	Liberty Media Holding Corp. Capital Class B	3,922	58,301
*	Liberty Media Holding Corp. Interactive Class A	863,249	14,666,601
*	Liberty Media Holding Corp. Interactive Class B	20,608	348,996
#	Lifetime Brands, Inc.	20,800	145,808
*	Lin TV Corp.	28,200	258,030
#	Lithia Motors, Inc. Class A	11,700	79,911
* #	Live Nation, Inc.	34,862	528,159
*	Lodgian, Inc.	28,478	256,302
*	Luby’s, Inc.	55,762	394,237
#	M/I Homes, Inc.	30,930	531,068
*	Mace Security International, Inc.	9,231	16,339
	Macy’s, Inc.	571,204	13,520,399
* #	MarineMax, Inc.	15,800	154,682
*	Max & Erma’s Restaurants, Inc.	800	3,120
*	McCormick & Schmick’s Seafood Restaurants, Inc.	4,588	43,678
#	MDC Holdings, Inc.	77,334	3,142,080
*	Meade Instruments Corp.	8,614	11,629
#	Media General, Inc. Class A	24,400	371,856
* #	Meritage Homes Corp.	54,460	942,158
	Modine Manufacturing Co.	57,700	908,198
* #	Mohawk Industries, Inc.	107,905	8,101,507
#	Monaco Coach Corp.	40,000	183,200
	Monro Muffler Brake, Inc.	1,919	35,559
*	Morton’s Restaurant Group, Inc.	2,071	16,879
* #	Mothers Work, Inc.	11,618	141,275
	Movado Group, Inc.	29,800	655,600
* #	MTR Gaming Group, Inc.	15,600	84,240
* #	Multimedia Games, Inc.	39,388	214,271
#	Nautilus Group, Inc.	31,300	210,649
*	Navarre Corp.	2,500	4,425
*	New York & Co., Inc.	32,600	272,536
	News Corp. Class A	161,850	2,905,207
#	Noble International, Ltd.	23,393	133,106
*	Office Depot, Inc.	1,237	15,710
	OfficeMax, Inc.	101,200	2,194,016
#	Orleans Homebuilders, Inc.	11,915	56,239
	O’Charleys, Inc.	28,308	314,219
* #	Outdoor Channel Holdings, Inc.	31,915	252,448
#	Oxford Industries, Inc.	25,700	702,638
* #	Palm Harbor Homes, Inc.	24,659	186,669
*	PC Mall, Inc.	4,708	60,922
#	Penske Automotive Group, Inc.	161,280	3,369,139
*	Perry Ellis International, Inc.	28,523	777,537
*	Phoenix Footwear Group, Inc.	9,300	15,345
* #	Pinnacle Entertainment, Inc.	79,700	1,105,439
* #	Playboy Enterprises, Inc. Class B	45,100	270,149
*	Pomeroy IT Solutions, Inc.	10,282	61,589
*	Proliance International, Inc.	21,796	22,886
*	QEP Co., Inc.	5,300	37,047
*	Quiksilver, Inc.	82,900	707,966
* #	R.H. Donnelley Corp.	14,000	76,020

4

*	Radio One, Inc. Class D	60,200	70,434
*	RC2 Corp.	18,033	348,217
*	Red Lion Hotels Corp.	28,076	243,700
*	Regent Communications, Inc.	12,730	12,475
	Regis Corp.	70,600	2,142,004
*	Retail Ventures, Inc.	500	2,790
*	Rex Stores Corp.	4,050	68,040
*	Rockford Corp.	3,502	4,202
* #	Rocky Brands, Inc.	6,664	39,051
*	Royal Caribbean Cruises, Ltd.	333,800	9,920,536
#	Russ Berrie & Co., Inc.	15,100	182,559
#	Ryland Group, Inc.	73,800	2,051,640
*	Saga Communications, Inc. Class A	26,480	124,456
	Salem Communications Corp.	19,181	47,377
	Sauer-Danfoss, Inc.	6,000	187,140
*	Scholastic Corp.	38,300	1,191,130
* #	Sears Holdings Corp.	142,345	12,059,468
	Service Corp. International	359,700	3,848,790
	Shiloh Industries, Inc.	22,381	222,020
*	Shoe Carnival, Inc.	13,700	200,020
#	Sinclair Broadcast Group, Inc. Class A	103,923	932,189
	Skyline Corp.	6,442	172,130
	Snap-On, Inc.	41,800	2,588,256
	Sonic Automotive, Inc.	55,200	1,029,480
* #	Source Interlink Companies, Inc.	20,580	24,490
*	Spanish Broadcasting System, Inc.	35,700	50,337
	Speedway Motorsports, Inc.	74,817	1,907,085
*	Sport Chalet, Inc. Class A	16,382	69,623
*	Sport Chalet, Inc. Class B	500	2,030
#	Sport Supply Group, Inc.	15,746	163,916
	Stage Stores, Inc.	60,550	818,030
#	Standard Motor Products, Inc.	23,500	199,750
#	Standard Pacific Corp.	118,100	370,834
	Stanley Furniture, Inc.	5,500	65,230
*	Steinway Musical Instruments, Inc.	10,438	286,523
#	Stewart Enterprises, Inc.	25,202	173,894
*	Stoneridge, Inc.	23,350	390,645
	Strattec Security Corp.	5,656	213,231
#	Superior Industries International, Inc.	38,900	799,784
	Superior Uniform Group, Inc.	9,178	82,510
	Syms Corp.	2,500	40,175
#	Systemax, Inc.	29,000	562,020
#	Tandy Brand Accessories, Inc.	11,667	53,552
* #	Tarragon Corp.	1,136	2,329
	The Marcus Corp.	26,500	456,595
	The Men’s Wearhouse, Inc.	1,500	31,095
#	The Pep Boys - Manny, Moe & Jack	81,600	732,768
* #	The Steak n Shake Co.	48,100	325,637
	Time Warner, Inc.	5,109,656	81,141,337
* #	Toll Brothers, Inc.	247,699	5,219,018
*	Trans World Entertainment Corp.	24,866	66,890
*	Triple Crown Media, Inc.	1,000	740
* #	Trump Entertainment Resorts, Inc.	600	2,100
*	TRW Automotive Holdings Corp.	167,775	4,185,986
*	Tuesday Morning Corp.	8,400	43,512

5

* #	Unifi, Inc.	172,580	516,014
	Unifirst Corp.	20,100	964,800
* #	Valassis Communications, Inc.	48,600	772,254
*	ValueVision Media, Inc. Class A	45,000	198,450
	Virco Manufacturing Corp.	12,501	62,505
*	Warnaco Group, Inc.	35,758	1,723,178
* #	West Marine, Inc.	24,100	108,450
#	Whirlpool Corp.	66,901	4,929,266
*	Wilsons The Leather Experts, Inc.	6,601	924
	Wyndham Worldwide Corp.	243,116	5,319,378
#	Xerium Technologies, Inc.	58,460	273,008
* #	Zale Corp.	74,140	1,614,769
Total Consumer Discretionary			479,283,927

Consumer Staples — (4.7%)
	Archer-Daniels-Midland Co.	638,865	25,362,940
*	B&G Foods, Inc.	1,700	16,524
*	Bridgford Foods Corp.	100	667
*	Cagle’s, Inc. Class A	600	3,540
#	Cal-Maine Foods, Inc.	27,317	852,290
* #	Caribou Coffee Co.	3,400	7,276
* #	Central Garden & Pet Co.	23,200	185,600
*	Central Garden & Pet Co. Class A	34,084	254,267
#	Chiquita Brands International, Inc.	48,500	1,180,490
	Coca-Cola Enterprises, Inc.	804,540	16,203,436
* #	Collective Brands, Inc.	45,200	512,116
*	Constellation Brands, Inc. Class A	318,219	6,784,429
*	Constellation Brands, Inc. Class B	3,275	70,314
	Corn Products International, Inc.	93,300	4,386,033
	CVS Caremark Corp.	801,214	34,283,947
	Del Monte Foods Co.	359,370	3,130,113
#	Farmer Brothers Co.	33,714	804,079
	Griffin Land & Nurseries, Inc. Class A	400	13,912
* #	Hain Celestial Group, Inc.	68,700	1,976,499
#	Imperial Sugar Co.	22,380	324,510
	Ingles Market, Inc. Class A	12,252	298,459
	J.M. Smucker Co.	92,382	4,876,846
	Kraft Foods, Inc.	701,313	22,778,646
#	MGP Ingredients, Inc.	32,800	242,720
	Molson Coors Brewing Co.	246,248	14,282,384
	Molson Coors Brewing Co. Class A	291	16,728
*	Monterey Pasta Co.	15,479	38,233
#	Nash Finch Co.	20,900	799,216
	Oil-Dri Corp. of America	3,066	52,582
*	Omega Protein Corp.	35,725	497,649
*	Orchids Paper Products Co.	700	5,355
*	Pantry, Inc.	31,400	383,080
* #	Parlux Fragrances, Inc.	48,809	164,486
	PepsiAmericas, Inc.	144,800	3,528,776
	Pilgrim’s Pride Corp.	98,100	2,550,600
*	Prestige Brands Holdings, Inc.	101,000	1,101,910
	PriceSmart, Inc.	16,222	381,866
* #	Pyramid Breweries, Inc.	10,226	26,076
* #	Redhook Ale Brewery, Inc.	11,301	50,854
	Reynolds American, Inc.	158,940	8,728,985

6

	Ruddick Corp.	28,188	1,001,520
#	Sanderson Farms, Inc.	23,200	1,158,376
* #	Sanfilippo (John B.) & Son, Inc.	9,000	83,520
#	Seaboard Corp.	1,921	3,448,195
* #	Smithfield Foods, Inc.	249,373	7,802,881
* #	Spectrum Brands, Inc.	67,400	280,384
#	SUPERVALU, Inc.	266,393	9,342,403
	Tasty Baking Co.	4,500	26,325
*	TreeHouse Foods, Inc.	53,970	1,410,236
	Tyson Foods, Inc. Class A	405,030	7,630,765
#	Universal Corp.	8,000	396,880
	Weis Markets, Inc.	46,730	1,612,652
* #	Winn-Dixie Stores, Inc.	91,600	1,653,380
*	Zapata Corp.	2,364	16,383
Total Consumer Staples			193,022,333

Energy — (16.8%)
	Adams Resources & Energy, Inc.	5,185	173,023
* #	Allis-Chalmers Energy, Inc.	48,300	829,311
	Anadarko Petroleum Corp.	778,868	58,391,734
	Apache Corp.	487,346	65,333,605
	Barnwell Industries, Inc.	1,238	17,270
* #	Basic Energy Services, Inc.	79,746	2,294,292
* #	Bill Barret Corp.	1,140	61,366
* #	Bois d’Arc Energy, Inc.	28,925	708,084
*	Brigham Exploration Co.	97,094	1,414,660
* #	Bristow Group, Inc.	32,400	1,693,548
*	Bronco Drilling Co., Inc.	40,781	741,399
	Cabot Oil & Gas Corp.	3,300	198,825
*	Callon Petroleum Co.	21,700	562,464
	Chesapeake Energy Corp.	620,500	33,984,785
	Cimarex Energy Co.	123,000	8,381,220
*	Clayton Williams Energy, Inc.	18,190	1,714,771
*	Complete Production Services, Inc.	95,200	2,728,432
*	Comstock Resources, Inc.	85,299	4,891,898
	ConocoPhillips	2,003,846	186,558,063
* #	Delta Petroleum Corp.	8,728	192,889
#	Devon Energy Corp.	617,500	71,592,950
* #	Edge Petroleum Corp.	18,535	97,494
* #	Encore Acquisition Co.	65,400	4,368,066
*	Energy Partners, Ltd.	8,200	123,164
	ENSCO International, Inc.	55,847	4,011,490
	EOG Resources, Inc.	20,900	2,688,367
*	EXCO Resources, Inc.	162,510	4,052,999
* #	Exterran Holdings, Inc.	26,789	1,969,527
*	Forest Oil Corp.	150,189	10,025,116
*	Geokinetics, Inc.	5,504	105,512
*	Geomet, Inc.	23,258	191,646
* #	Grey Wolf, Inc.	253,698	1,986,455
*	Gulfmark Offshore, Inc.	17,147	1,151,078
* #	Harvest Natural Resources, Inc.	28,700	319,718
*	Helix Energy Solutions Group, Inc.	3,100	119,753
#	Helmerich & Payne, Inc.	86,900	5,444,285
* #	Hercules Offshore, Inc.	92,800	3,147,776
	Hess Corp.	302,400	37,137,744

7

*	HKN, Inc.	14,049	148,076
*	Hornbeck Offshore Services, Inc.	12,900	679,830
	Marathon Oil Corp.	442,123	22,720,701
*	Mariner Energy, Inc.	150,441	4,919,421
	Massey Energy Co.	33,400	2,158,308
*	Meridian Resource Corp.	150,705	334,565
*	Natural Gas Services Group	15,260	418,277
*	Newfield Exploration Co.	98,880	6,253,171
*	Newpark Resources, Inc.	130,700	921,435
	Noble Energy, Inc.	242,940	23,674,503
	Occidental Petroleum Corp.	4,200	386,106
* #	Oil States International, Inc.	39,000	2,278,380
#	Overseas Shipholding Group, Inc.	52,000	4,111,120
*	Parker Drilling Co.	87,100	778,674
	Patterson-UTI Energy, Inc.	111,625	3,513,955
* #	Petrohawk Energy Corp.	182,762	5,369,548
*	Petroleum Development Corp.	16,500	1,140,150
*	PHI, Inc. Non-Voting	24,417	957,635
*	PHI, Inc. Voting	200	7,118
* #	Pioneer Drilling Co.	83,080	1,479,655
	Pioneer Natural Resources Co.	199,821	14,345,150
*	Plains Exploration & Production Co.	162,830	11,639,088
*	Pride International, Inc.	30,126	1,323,736
* #	Quest Resource Corp.	18,037	200,391
* #	SEACOR Holdings, Inc.	40,633	3,615,524
* #	Stone Energy Corp.	46,515	3,143,484
*	Swift Energy Corp.	48,099	2,772,426
#	Tesoro Petroleum Corp.	54,600	1,356,810
	Tidewater, Inc.	1,200	81,996
* #	Trico Marine Services, Inc.	41,694	1,600,633
*	Union Drilling, Inc.	34,327	644,661
*	Unit Corp.	57,000	4,371,330
#	USEC, Inc.	103,900	724,183
	Valero Energy Corp.	738,360	37,538,222
* #	VeraSun Energy Corp.	158,300	1,076,440
	W&T Offshore, Inc.	65,800	3,669,008
*	Whiting Petroleum Corp.	70,255	6,570,950
	World Fuel Services Corp.	7,200	173,448
Total Energy			696,502,887

Financials — (28.7%)
	1st Independence Financial Group, Inc.	100	1,701
	1st Source Corp.	49,797	1,087,566
	21st Century Holding Co.	18,367	188,629
	Abigail Adams National Bancorp, Inc.	500	5,280
	Abington Bancorp, Inc.	49,212	493,596
#	Access National Corp.	600	4,524
	Advanta Corp. Class A	19,950	157,605
	Advanta Corp. Class B	26,550	230,985
	Affirmative Insurance Holdings, Inc.	7,456	57,859
*	Allegheny Corp.	14,896	5,593,448
	Allstate Corp.	642,300	32,718,762
*	AmComp, Inc.	15,343	170,154
#	Amcore Financial, Inc.	42,155	413,119
	American Bancorp of New Jersey, Inc.	21,886	247,750

8

#	American Capital Strategies, Ltd.	319,685	10,229,920
#	American Equity Investment Life Holding Co.	88,700	937,559
	American Financial Group, Inc.	206,800	6,166,776
*	American Independence Corp.	866	5,768
	American International Group, Inc.	2,060,935	74,193,660
	American National Insurance Co.	47,958	5,288,329
	American Physicians Capital, Inc.	4,950	225,324
#	American West Bancorporation	30,946	103,669
* #	AmeriCredit Corp.	142,100	1,931,139
#	Ameris Bancorp	33,845	469,769
*	Amerisafe, Inc.	34,516	548,459
* #	AmeriServe Financial, Inc.	28,394	84,898
#	Anchor Bancorp Wisconsin, Inc.	34,430	483,053
* #	Appalachian Bancshares, Inc.	1,797	15,418
#	Asset Acceptance Capital Corp.	12,821	180,648
#	Associated Banc-Corp.	12,400	338,644
	Assurant, Inc.	33,500	2,279,005
#	Atlantic Coast Federal Corp.	2,500	21,775
*	B of I Holding, Inc.	12,754	88,895
	Baldwin & Lyons, Inc. Class B	7,813	169,620
	Bancorp Rhode Island, Inc.	1,000	33,240
#	BancTrust Financial Group, Inc.	14,104	141,886
	Bank Mutual Corp.	81,400	902,726
	Bank of America Corp.	2,312,268	78,640,235
* #	Bank of Florida Corp.	18,316	183,160
#	Bank of Granite Corp.	28,149	286,275
#	BankAtlantic Bancorp, Inc. Class A	25,500	44,880
	BankFinancial Corp.	46,664	694,827
#	BankUnited Financial Corp. Class A	56,000	176,400
#	Banner Corp.	30,684	558,142
	Bar Harbor Bankshares	1,100	34,072
	BB&T Corp.	165,800	5,217,726
*	Beach First National Bancshares, Inc.	7,596	79,302
#	Bear Stearns Companies, Inc.	14,007	130,685
	Benjamin Franklin Bancorp, Inc.	5,074	68,499
	Berkshire Hills Bancorp, Inc.	25,284	639,938
	Beverly Hills Bancorp, Inc.	30,525	76,312
*	BGC Partners, Inc. Class A	26,680	237,986
#	Blackrock, Inc.	111,100	24,996,389
* #	BNCCORP., Inc.	494	5,409
#	Boston Private Financial Holdings, Inc.	79,479	670,008
	Brookline Bancorp, Inc.	77,125	775,106
#	Cadence Financial Corp.	26,781	372,524
#	Capital City Bank Group, Inc.	1,010	27,028
#	Capital Corp. of the West	14,185	82,699
#	Capital One Financial Corp.	530,369	25,521,356
#	Capital Southwest Corp.	8,539	1,028,864
#	CapitalSouth Bancorp	100	356
#	Capitol Bancorp, Ltd.	35,099	543,333
	Cardinal Financial Corp.	50,611	434,748
	Cascade Financial Corp.	12,500	112,500
#	Cathay General Bancorp	68,257	1,049,793
	Center Financial Corp.	15,948	149,273
#	Centerstate Banks of Florida, Inc.	400	5,604
*	Central Jersey Bancorp	5,620	44,286

9

#	Central Pacific Financial Corp.	54,354	810,962
	Centrue Financial Corp.	1,000	17,980
	Century Bancorp, Inc. Class A	600	11,010
	CFS Bancorp, Inc.	14,248	203,461
	Chemical Financial Corp.	34,775	848,510
	Chubb Corp.	555,965	29,888,678
	Cincinnati Financial Corp.	273,147	9,565,608
	CIT Group, Inc.	21,450	214,500
#	Citigroup, Inc.	208,300	4,559,687
	Citizens Community Bancorp, Inc.	10,355	88,691
	Citizens First Bancorp, Inc.	8,013	59,376
#	Citizens Holding Co.	300	6,075
#	Citizens Republic Bancorp, Inc.	103,339	572,498
	Citizens South Banking Corp.	1,842	16,891
	City Holding Co.	1,577	67,843
#	City National Corp.	71,600	3,465,440
	CNA Financial Corp.	376,100	11,429,679
*	CNA Surety Corp.	78,495	1,148,382
	Codorus Valley Bancorp, Inc.	315	4,968
	Colony Bankcorp, Inc.	300	3,390
	Columbia Banking System, Inc.	30,847	824,540
#	Comerica, Inc.	201,512	7,492,216
	Commonwealth Bankshares, Inc.	800	11,800
* #	Community Bancorp	1,000	7,990
	Community Bank System, Inc.	47,100	1,136,523
	Community Trust Bancorp, Inc.	26,863	823,082
	Community West Bancshares	400	3,496
* #	CompuCredit Corp.	37,805	347,050
*	Conseco, Inc.	209,495	2,444,807
* #	Consumer Portfolio Services, Inc.	19,578	55,797
*	Core-Mark Holding Co., Inc.	22,071	640,942
#	Corus Bankshares, Inc.	76,384	439,208
#	Countrywide Financial Corp.	247,096	1,299,725
* #	Cowen Group, Inc.	4,356	34,587
	Crawford & Co. Class A	1,200	6,240
* #	Crescent Financial Corp.	18,540	131,819
*	Dearborn Bancorp, Inc.	5,475	33,124
	Delphi Financial Group, Inc. Class A	73,650	2,127,748
	Dime Community Bancshares	20,412	371,090
	Discover Financial Services	91,700	1,572,655
	Donegal Group, Inc. Class A	39,800	712,818
	Donegal Group, Inc. Class B	300	5,527
* #	E*TRADE Financial Corp.	35,127	144,021
#	East West Bancorp, Inc.	30,863	408,626
	Eastern Insurance Holdings, Inc.	21,190	346,456
	Eastern Virginia Bankshares, Inc.	300	5,055
	EMC Insurance Group, Inc.	24,800	695,144
* #	Encore Capital Group, Inc.	32,872	347,457
#	Enterprise Financial Services Corp.	2,033	40,762
	ESB Financial Corp.	1,000	10,790
*	ESSA Bancorp, Inc.	4,820	60,250
#	F.N.B. Corp.	30,495	457,120
	Farmers Capital Bank Corp.	700	17,332
	FBL Financial Group, Inc. Class A	49,686	1,334,069
#	Federal Agriculture Mortgage Corp. Class A	277	4,836

10

	Federal Agriculture Mortgage Corp. Class C	13,100	379,376
	Federal National Mortgage Association	151,800	4,101,636
	Fidelity Bancorp, Inc.	400	5,500
	Fidelity National Financial, Inc.	316,027	5,404,062
	Fidelity Southern Corp.	9,015	58,417
	Fifth Third Bancorp	1,011,926	18,923,016
#	Financial Federal Corp.	28,191	684,759
	Financial Institutions, Inc.	2,950	54,310
* #	First Acceptance Corp.	12,000	39,240
	First American Corp.	155,240	5,211,407
	First Bancorp	5,805	97,582
	First Bancorp, Inc.	470	8,404
#	First Busey Corp.	62,249	1,134,177
	First Citizens BancShares, Inc.	11,267	1,796,410
#	First Commonwealth Financial Corp.	102,690	1,152,182
	First Community Bancshares, Inc.	2,977	101,188
	First Defiance Financial Corp.	10,177	196,823
	First Federal Bancshares of Arkansas, Inc.	1,300	16,289
	First Financial Bancorp	2,961	33,726
#	First Financial Corp.	26,976	883,464
	First M&F Corp.	300	4,194
	First Merchants Corp.	31,341	775,690
*	First Mercury Financial Corp.	17,000	300,220
	First Niagara Financial Group, Inc.	191,382	2,711,883
	First PacTrust Bancorp, Inc.	900	14,373
	First Place Financial Corp.	24,803	315,742
*	First Regional Bancorp	16,120	172,000
	First Security Group, Inc.	2,120	16,621
#	First State Bancorporation	22,200	172,050
	Firstbank Corp.	210	2,646
*	FirstCity Financial Corp.	10,996	47,943
#	Flagstar Bancorp, Inc.	110,500	524,875
	Flushing Financial Corp.	38,496	755,292
	FNB United Corp.	18,948	190,617
*	FPIC Insurance Group, Inc.	10,600	482,406
* #	Franklin Bank Corp.	20,400	20,808
#	Fulton Financial Corp.	210,553	2,657,179
	Gateway Financial Holdings, Inc.	23,241	230,783
	Genworth Financial, Inc.	705,238	15,585,760
	German American Bancorp, Inc.	16,936	211,361
*	Golfsmith International Holdings, Inc.	177	381
#	Greene Bancshares, Inc.	14,688	284,507
	GS Financial Corp.	400	7,080
* #	Guaranty Bancorp	105,446	631,622
*	Guaranty Financial Group, Inc.	13,066	82,316
*	Hallmark Financial Services, Inc.	20,100	255,270
	Hancock Holding Co.	1,500	66,735
	Hanmi Financial Corp.	28,759	184,058
	Hanover Insurance Group, Inc.	96,080	4,429,288
	Harleysville Group, Inc.	47,300	1,845,173
#	Harleysville National Corp.	66,017	895,191
	Harrington West Financial Group, Inc.	400	2,244
*	Harris & Harris Group, Inc.	20,057	159,854
	Hartford Financial Services Group, Inc.	468,816	33,318,753
	HCC Insurance Holdings, Inc.	182,223	4,338,730

11

	Heartland Financial USA, Inc.	1,494	34,960
#	Heritage Commerce Corp.	19,751	314,436
	Heritage Financial Corp.	11,269	188,981
	Hingham Institution for Savings	500	14,375
	HMN Financial, Inc.	4,096	67,994
#	Home Bancshares, Inc.	27,010	621,230
	Home Federal Bancorp, Inc.	10,980	128,466
	HopFed Bancorp, Inc.	1,719	23,808
	Horace Mann Educators Corp.	68,828	1,121,208
#	Horizon Financial Corp.	17,341	187,630
	Hudson City Bancorp, Inc.	685,228	12,197,058
#	Huntington Bancshares, Inc.	94,200	839,322
#	IBERIABANK Corp.	21,918	1,155,955
#	Imperial Capital Bancorp, Inc.	5,900	59,118
#	Independence Holding Co.	17,700	242,313
#	Independent Bank Corp. (MI)	42,610	256,086
	Infinity Property & Casualty Corp.	32,000	1,290,240
#	Integra Bank Corp.	42,852	615,783
	Intervest Bancshares Corp.	4,555	39,947
#	Irwin Financial Corp.	31,000	127,410
#	Janus Capital Group, Inc.	173,199	5,022,771
	JPMorgan Chase & Co.	3,240,748	139,352,164
	KeyCorp	634,041	12,344,778
#	K-Fed Bancorp	107	1,218
*	Knight Capital Group, Inc.	100,607	1,791,811
* #	LaBranche & Co., Inc.	2,500	16,750
#	Lakeland Bancorp, Inc.	43,159	636,164
#	LandAmerica Financial Group, Inc.	11,300	336,514
	Landmark Bancorp, Inc.	1,470	36,735
	Legacy Bancorp, Inc.	21,179	285,917
	Legg Mason, Inc.	145,493	7,828,978
#	Lehman Brothers Holdings, Inc.	632,700	23,289,687
	Leucadia National Corp.	285,600	15,508,080
	Lincoln National Corp.	320,583	17,683,358
#	LNB Bancorp, Inc.	12,489	137,379
#	Loews Corp.	763,597	37,851,503
	LSB Corp.	800	12,720
#	M&T Bank Corp.	55,802	4,835,801
#	Macatawa Bank Corp.	32,567	292,777
	MainSource Financial Group, Inc.	39,383	660,847
* #	Marlin Business Services, Inc.	9,200	65,688
	Marshall & Ilsley Corp.	339,980	7,901,135
#	MB Financial, Inc.	59,049	1,681,125
#	MBT Financial Corp.	24,831	210,070
#	MCG Capital Corp.	68,639	393,301
	Meadowbrook Insurance Group, Inc.	75,160	516,349
	Medallion Financial Corp.	20,360	196,474
	Mercantile Bank Corp.	3,200	26,912
	Mercer Insurance Group, Inc.	14,397	256,986
	Mercury General Corp.	15,952	811,319
	Merrill Lynch & Co., Inc.	188,916	8,297,191
	MetLife, Inc.	1,070,900	64,286,127
	MetroCorp Bancshares, Inc.	1,700	21,845
	MicroFinancial, Inc.	4,100	15,088
#	Midwest Banc Holdings, Inc.	50,922	447,095

12

	Morgan Stanley	79,249	3,505,183
	MutualFirst Financial, Inc.	2,300	23,460
	Nara Bancorp, Inc.	50,285	639,625
#	National City Corp.	750,400	4,382,336
#	National Penn Bancshares, Inc.	137,707	2,357,544
#	National Western Life Insurance Co. Class A	700	165,046
	Nationwide Financial Services, Inc.	77,000	3,929,310
* #	Navigators Group, Inc.	28,893	1,458,808
	Nelnet, Inc. Class A	16,300	214,997
	New Hampshire Thrift Bancshares, Inc.	2,300	27,462
	New Westfield Financial, Inc.	12,278	120,570
	New York Community Bancorp, Inc.	506,224	10,387,716
	NewAlliance Bancshares, Inc.	185,060	2,479,804
	NewBridge Bancorp	5,501	50,884
*	Newtek Business Services, Inc.	4,457	4,591
* #	NexCen Brands, Inc.	16,490	10,885
*	Nexity Financial Corp.	4,077	22,750
	Northeast Community Bancorp, Inc.	18,337	212,709
	Northrim Bancorp, Inc.	5,915	110,906
#	NYMAGIC, Inc.	13,520	307,039
	OceanFirst Financial Corp.	12,175	249,953
	Odyssey Re Holdings Corp.	126,009	4,730,378
#	Old National Bancorp	65,900	1,151,932
	Old Republic International Corp.	407,212	6,128,541
#	PAB Bankshares, Inc.	300	3,468
#	Pacific Capital Bancorp	74,680	1,489,119
	Pacific Mercantile Bancorp	15,114	138,142
*	Pacific Premier Bancorp, Inc.	300	2,175
#	PacWest Bancorp	37,100	782,068
	Pamrapo Bancorp, Inc.	1,300	19,513
#	Park National Corp.	19,846	1,407,081
	Parkvale Financial Corp.	200	5,246
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	53,082	265,410
*	Pennsylvania Commerce Bancorp, Inc.	900	24,174
	Peoples Bancorp of North Carolina	300	4,125
	Peoples Bancorp, Inc.	21,610	511,941
	People’s United Financial, Inc.	8,263	136,587
* #	Pico Holdings, Inc.	37,338	1,548,033
* #	Pinnacle Financial Partners, Inc.	38,859	1,044,919
*	Piper Jaffray Companies, Inc.	3,100	117,800
* #	PMA Capital Corp. Class A	38,757	386,795
	Porter Bancorp, Inc.	800	14,360
	Premier Financial Bancorp, Inc.	900	10,341
	Presidential Life Corp.	23,958	422,140
	Princeton National Bancorp, Inc.	200	5,586
	Principal Financial Group, Inc.	13,157	708,899
*	ProAssurance Corp.	54,633	2,798,849
	ProCentury Corp.	25,751	453,475
#	Prosperity Bancshares, Inc.	75,055	2,397,257
	Protective Life Corp.	127,773	5,363,911
#	Provident Bankshares Corp.	16,461	157,367
	Provident Financial Holdings, Inc.	9,189	118,814
	Provident Financial Services, Inc.	68,965	1,084,819
#	Provident New York Bancorp	83,400	1,085,034

13

	Prudential Financial, Inc.	478,438	35,739,319
#	Pulaski Financial Corp.	4,833	54,855
	Rainier Pacific Financial Group, Inc.	15,717	204,635
	Regions Financial Corp.	182,601	3,253,950
	Reinsurance Group of America, Inc.	109,800	5,645,916
	Renasant Corp.	44,612	1,035,891
	Republic Bancorp, Inc. Class A	1,900	47,310
*	Republic First Bancorp, Inc.	744	3,467
#	Resource America, Inc.	24,100	241,964
*	Rewards Network, Inc.	33,030	165,150
	Riverview Bancorp, Inc.	18,645	166,313
#	RLI Corp.	36,760	1,879,906
	Rockville Financial, Inc.	14,403	199,338
	Rome Bancorp, Inc.	14,765	172,751
#	Royal Bancshares of Pennsylvania, Inc. Class A	900	8,559
#	Royal Bank of Canada	1,588	81,321
	SAFECO Corp.	112,344	7,527,048
	Safety Insurance Group, Inc.	29,335	1,134,091
#	Sanders Morris Harris Group, Inc.	59,090	431,357
	Sandy Spring Bancorp, Inc.	35,765	947,057
*	SCPIE Holdings, Inc.	700	19,320
*	Seabright Insurance Holdings	43,650	668,718
#	Seacoast Banking Corp. of Florida	12,076	129,817
#	Security Bank Corp.	37,322	205,271
	Selective Insurance Group, Inc.	82,800	1,811,664
	Shore Bancshares, Inc.	600	14,226
	SI Financial Group, Inc.	3,064	30,058
	Simmons First National Corp. Class A	25,400	772,922
	Somerset Hills Bancorp	840	8,812
#	South Financial Group, Inc.	81,953	451,561
*	Southcoast Financial Corp.	300	4,314
	Southern Community Financial Corp.	28,302	202,642
*	Southern First Bancshares, Inc.	900	12,051
	Southwest Bancorp, Inc.	29,900	507,104
#	Sovereign Bancorp, Inc.	226,127	2,066,801
*	Specialty Underwriters’ Alliance, Inc.	1,000	4,760
	StanCorp Financial Group, Inc.	27,000	1,484,730
	State Auto Financial Corp.	75,393	2,077,077
	StellarOne Corp.	1,488	25,713
	Sterling Financial Corp.	25,182	223,616
	Stewart Information Services Corp.	25,500	603,075
* #	Stratus Properties, Inc.	700	18,543
* #	Sun American Bancorp	560	1,994
*	Sun Bancorp, Inc.	49,249	538,784
	SunTrust Banks, Inc.	498,164	26,009,142
* #	Superior Bancorp	3,175	47,022
#	Susquehanna Bancshares, Inc.	153,978	2,964,077
*	Susser Holdings Corp.	9,900	117,612
	SWS Group, Inc.	41,145	760,360
#	Synovus Financial Corp.	511,500	5,877,135
	Taylor Capital Group, Inc.	14,803	190,219
	Teche Holding Co.	200	7,200
#	Temecula Valley Bancorp, Inc.	4,918	29,606
	TF Financial Corp.	600	14,538
*	The Bancorp, Inc.	9,534	101,537

14

#	The Colonial BancGroup, Inc.	119,200	730,696
	The Phoenix Companies, Inc.	88,600	897,518
	The Travelers Companies, Inc.	917,301	45,690,763
	The Wilber Corp.	600	5,220
* #	Thomas Weisel Partners Group, Inc.	41,018	279,743
	TIB Financial Corp.	923	5,916
*	Tidelands Bancshares, Inc.	400	3,700
#	TierOne Corp.	24,400	174,948
	Timberland Bancorp, Inc.	3,000	32,940
	Transatlantic Holdings, Inc.	91,903	5,941,529
* #	Triad Guaranty, Inc.	10,200	22,542
#	Trustmark Corp.	59,521	1,188,039
	UMB Financial Corp.	46,740	2,438,426
#	Umpqua Holdings Corp.	103,595	1,444,114
*	Unico American Corp.	1,900	17,822
#	Union Bankshares Corp.	26,191	525,130
	UnionBanCal Corp.	120,063	6,010,354
*	United Capital Corp.	300	6,900
#	United Community Banks, Inc.	35,176	367,941
	United Community Financial Corp.	63,001	382,416
	United Financial Bancorp, Inc.	31,481	385,013
	United Fire & Casualty Co.	47,123	1,700,669
*	United PanAm Financial Corp.	13,183	48,909
	United Western Bancorp, Inc.	18,229	314,633
	Unitrin, Inc.	104,046	3,610,396
	Unity Bancorp, Inc.	2,786	21,926
*	Universal American Corp.	46,291	534,661
#	Univest Corporation of Pennsylvania	17,567	431,446
	Unum Group	553,200	13,321,056
#	Vineyard National Bancorp Co.	13,010	39,420
	W. R. Berkley Corp.	179,890	4,873,220
#	Wachovia Corp.	1,339,554	31,881,385
#	Washington Federal, Inc.	100,332	2,246,433
	Webster Financial Corp.	90,870	2,359,894
	Wesbanco, Inc.	41,466	912,252
	Wesco Financial Corp.	12,923	5,505,198
	West Coast Bancorp	3,775	43,677
* #	Western Alliance Bancorp	25,600	271,104
	White Mountains Insurance Group, Ltd.	18,689	8,914,653
* #	White River Capital, Inc.	300	3,815
	Whitney Holding Corp.	110,005	2,499,314
	Willow Financial Bancorp, Inc.	33,451	321,464
	Wilshire Bancorp, Inc.	17,744	158,454
	Wintrust Financial Corp.	40,447	1,261,137
* #	WSB Financial Group, Inc.	1,004	3,675
	WSB Holdings, Inc.	100	585
	Yadkin Valley Financial Corp.	12,039	182,872
	Zenith National Insurance Corp.	63,800	2,574,330
#	Zions Bancorporation	161,212	6,946,625
* #	ZipRealty, Inc.	9,816	47,215
Total Financials			1,190,735,978

Health Care — (1.8%)
*	Adolor Corp.	6,302	35,732
	Aetna, Inc.	57,795	2,725,612

15

*	Albany Molecular Research, Inc.	34,810	486,644
*	Allied Healthcare International, Inc.	63,476	111,718
*	Allion Healthcare, Inc.	27,600	165,048
#	Alpharma, Inc. Class A	78,630	1,980,690
* #	American Dental Partners, Inc.	2,650	31,853
*	AMICAS, Inc.	99,113	272,561
*	AngioDynamics, Inc.	45,817	709,705
* #	APP Pharmaceuticals, Inc.	34,028	451,211
*	Applera Corp. - Celera Group	144,300	1,858,584
*	Apria Healthcare Group, Inc.	66,300	1,117,155
* #	Arqule, Inc.	2,100	8,988
*	Arrhythmia Research Technology, Inc.	1,200	6,912
*	Assisted Living Concepts, Inc.	42,910	287,497
* #	ATS Medical, Inc.	8,800	19,360
*	Avigen, Inc.	3,116	9,255
*	BioScrip, Inc.	65,100	279,279
*	Boston Scientific Corp.	469,517	6,239,881
*	Bruker BioSciences Corp.	4,171	48,550
* #	Caliper Life Sciences, Inc.	33,998	121,713
	Cambrex Corp.	5,500	33,825
*	Cantel Medical Corp.	30,908	330,716
*	Capital Senior Living Corp.	38,523	309,725
*	Cardiac Science Corp.	37,674	355,643
*	Community Health Systems, Inc.	152,174	5,482,829
*	Conmed Corp.	49,672	1,325,746
*	Continucare Corp.	12,328	27,122
	Cooper Companies, Inc.	81,556	3,298,940
*	Cross Country Healthcare, Inc.	36,400	563,108
*	Digirad Corp.	39,829	89,217
* #	Emisphere Technologies, Inc.	100	184
*	Evotec AG Sponsored ADR	9,445	36,552
*	Gentiva Health Services, Inc.	57,143	1,150,860
*	Greatbatch, Inc.	47,100	883,125
*	Hanger Orthopedic Group, Inc.	9,000	117,000
*	Healthspring, Inc.	86,917	1,614,918
*	HealthTronics, Inc.	54,699	206,762
*	Hill-Rom Holdings, Inc.	84,755	2,606,216
* #	Hi-Tech Pharmacal Co., Inc.	27,630	254,196
* #	Hologic, Inc.	119,000	2,859,570
*	Home Diagnostics, Inc.	10,786	85,641
	Hooper Holmes, Inc.	45,022	43,671
#	Invacare Corp.	49,400	898,092
*	Iridex Corp.	6,496	15,136
	Kewaunee Scientific Corp.	1,631	29,325
*	Kindred Healthcare, Inc.	43,700	1,205,683
*	King Pharmaceuticals, Inc.	422,620	4,336,081
*	Langer, Inc.	12,547	17,942
*	Lannet Co., Inc.	8,300	32,370
*	Lexicon Pharmaceuticals, Inc.	24,800	52,328
* #	LifePoint Hospitals, Inc.	80,208	2,565,854
* #	Magyar Bancorp, Inc.	500	5,245
* #	Martek Biosciences Corp.	4,700	177,472
*	Maxygen, Inc.	10,167	59,884
*	MedCath Corp.	39,208	850,814
*	Medical Staffing Network Holdings, Inc.	31,839	132,769

16

* #	Nabi Biopharmaceuticals	12,200	50,508
*	National Dentex Corp.	400	4,556
* #	Neurocrine Biosciences, Inc.	41,552	204,851
* #	Neurogen Corp.	500	415
* #	NovaMed, Inc.	33,306	130,893
*	Nutraceutical International Corp.	25,992	343,874
	Omnicare, Inc.	74,400	1,821,312
*	Orchid Cellmark, Inc.	3,350	9,481
*	Osteotech, Inc.	25,510	156,121
*	Par Pharmaceutical Companies, Inc.	46,800	853,632
*	Parexel International Corp.	540	13,279
*	PDI, Inc.	15,176	125,202
#	Perrigo Co.	1,900	69,559
*	Pharmanet Development Group, Inc.	28,040	473,315
*	Prospect Medical Holdings, Inc.	14,274	52,528
*	RehabCare Group, Inc.	27,481	466,353
*	Res-Care, Inc.	21,260	405,428
* #	Spectrum Pharmaceuticals, Inc.	2,300	4,140
*	SRI/Surgical Express, Inc.	1,600	6,096
*	SunLink Health Systems, Inc.	500	2,425
*	Symmetry Medical, Inc.	18,200	269,542
*	Synovis Life Technologies, Inc.	1,836	35,949
*	Theragenics Corp.	32,183	126,479
* #	Urologix, Inc.	10,890	13,830
* #	ViroPharma, Inc.	121,267	1,162,951
* #	Vital Images, Inc.	36,373	561,963
*	Watson Pharmaceuticals, Inc.	124,489	3,555,406
*	WellPoint, Inc.	299,492	16,717,643
	Young Innovations, Inc.	990	20,255
Total Health Care			76,680,495

Industrials — (10.3%)
*	A. T. Cross Co. Class A	8,500	69,785
	A.O. Smith Corp.	34,400	1,243,560
* #	Acco Brands Corp.	11,174	171,409
* #	Accuride Corp.	61,000	472,750
	Aceto Corp.	31,800	250,266
*	AGCO Corp.	91,300	5,517,259
*	Air Transport Services Group, Inc.	1,746	2,881
* #	Airtran Holdings, Inc.	18,910	56,730
	Alamo Group, Inc.	20,383	471,866
* #	Alaska Air Group, Inc.	78,900	1,540,917
	Alexander & Baldwin, Inc.	75,919	3,907,551
* #	Allied Defense Group, Inc.	14,761	104,803
*	Allied Waste Industries, Inc.	590,256	7,950,748
* #	Amerco, Inc.	29,916	1,780,301
#	American Woodmark Corp.	25,023	563,768
	Ameron International Corp.	7,300	837,091
	Ampco-Pittsburgh Corp.	2,100	97,986
* #	AMR Corp.	2,200	15,818
#	Amrep Corp.	1,419	70,964
	Angelica Corp.	17,731	384,940
	Apogee Enterprises, Inc.	8,500	201,790
	Applied Industrial Technologies, Inc.	53,325	1,466,971
	Applied Signal Technologies, Inc.	17,902	276,944

17

*	Argon ST, Inc.	21,980	530,597
#	Arkansas Best Corp.	34,200	1,270,872
* #	Arotech Corp.	22,898	53,123
*	Avis Budget Group, Inc.	103,618	1,442,363
*	Axsys Technologies, Inc.	12,900	763,164
*	Baldwin Technology Co., Inc. Class A	17,977	56,628
	Barrett Business Services, Inc.	14,300	188,045
* #	Beacon Roofing Supply, Inc.	72,525	885,530
#	Belden, Inc.	38,250	1,602,293
#	BlueLinx Holdings, Inc.	43,806	208,517
	Bowne & Co., Inc.	19,714	303,004
#	Briggs & Stratton Corp.	73,261	1,080,600
* #	Builders FirstSource, Inc.	43,693	319,833
	Burlington Northern Santa Fe Corp.	493,950	55,841,048
#	C&D Technologies, Inc.	37,377	230,990
	CDI Corp.	29,909	852,407
*	Celadon Group, Inc.	33,733	384,556
	Champion Industries, Inc.	3,986	19,412
	CIRCOR International, Inc.	18,850	1,006,779
*	Commercial Vehicle Group, Inc.	32,896	458,570
*	Cornell Companies, Inc.	3,700	82,288
*	Covenant Transport Group Class A	4,818	22,837
*	CPI Aerostructures, Inc.	5,926	46,756
	CSX Corp.	703,520	48,585,091
	Cubic Corp.	32,800	829,184
#	Deere & Co.	4,600	374,164
*	Delta Air Lines, Inc.	106,300	653,745
* #	Dollar Thrifty Automotive Group, Inc.	22,900	320,600
	DRS Technologies, Inc.	8,650	681,447
*	Ducommun, Inc.	19,878	629,536
#	Eastern Co.	8,092	133,154
	Electro Rent Corp.	54,504	769,596
#	Encore Wire Corp.	35,480	803,622
*	EnerSys	60,639	1,892,543
	Ennis, Inc.	48,199	910,479
*	EnPro Industries, Inc.	27,955	1,120,996
	Espey Manufacturing & Electronics Corp.	850	19,295
*	Esterline Technologies Corp.	51,094	3,164,251
*	Exponent, Inc.	1,600	52,192
* #	ExpressJet Holdings, Inc.	51,800	105,154
	Federal Signal Corp.	81,590	1,099,833
*	First Advantage Corp.	5,062	101,594
* #	Flanders Corp.	18,900	135,324
* #	Frontier Airlines Holdings, Inc.	6,100	1,434
	Frozen Food Express Industries, Inc.	6,500	51,350
	G & K Services, Inc. Class A	32,639	1,142,039
* #	Gardner Denver Machinery, Inc.	4,005	212,505
	GATX Corp.	73,797	3,638,930
* #	Gehl Co.	13,520	216,320
*	GP Strategies Corp.	3,517	35,029
#	Greenbrier Companies, Inc.	32,834	861,893
* #	Griffon Corp.	25,670	232,057
	Hardinge, Inc.	20,249	284,498
* #	Henry Bros. Electronics, Inc.	8,600	55,040
*	Herley Industries, Inc.	5,800	93,206

18

*	Hudson Highland Group, Inc.	17,980	225,289
*	Huttig Building Products, Inc.	23,350	54,639
*	ICT Group, Inc.	2,200	23,320
	IKON Office Solutions, Inc.	186,600	2,255,994
*	Industrial Distribution Group, Inc.	1,300	15,704
* #	Innovative Solutions & Support, Inc.	1,200	9,288
* #	Insituform Technologies, Inc. Class A	57,301	1,056,630
	Insteel Industries, Inc.	4,729	75,806
*	International Shipholding Corp.	4,200	99,876
*	Intersections, Inc.	35,048	328,750
* #	JetBlue Airways Corp.	110,700	439,479
*	Kadant, Inc.	5,957	159,231
	Kaman Corp. Class A	38,097	986,712
*	Kansas City Southern	66,400	3,317,344
	Kelly Services, Inc. Class A	52,865	1,110,165
	Kennametal, Inc.	5,210	201,367
*	Key Technology, Inc.	5,079	185,739
*	Kforce, Inc.	36,371	336,432
*	K-Tron International, Inc.	70	9,575
	L.S. Starrett Co. Class A	2,100	47,838
	Lawson Products, Inc.	3,300	85,767
*	LECG Corp.	46,264	467,266
*	LGL Group, Inc.	400	2,920
	LSI Industries, Inc.	7,550	80,332
*	Lydall, Inc.	7,000	107,380
* #	M&F Worldwide Corp.	29,969	1,072,591
*	Mac-Gray Corp.	10,800	113,616
*	MAIR Holdings, Inc.	1,415	5,943
*	Marten Transport, Ltd.	45,793	820,611
* #	Medialink Worldwide, Inc.	11,000	11,220
*	Merrimac Industries, Inc.	2,600	18,070
* #	Mesa Air Group, Inc.	17,800	12,816
*	Miller Industries, Inc.	12,310	137,749
*	Misonix, Inc.	8,471	30,496
* #	Mobile Mini, Inc.	49,431	1,194,747
*	MTC Technologies, Inc.	20,973	499,787
	Mueller Industries, Inc.	38,242	1,368,681
#	Mueller Water Products, Inc.	35,533	359,949
#	Mueller Water Products, Inc. Class B	130,035	1,287,347
	NACCO Industries, Inc. Class A	10,965	952,420
*	Nashua Corp.	400	3,776
*	National Technical Systems, Inc.	14,800	82,140
* #	NCI Building Systems, Inc.	22,800	712,272
	Norfolk Southern Corp.	661,000	44,538,180
	Northrop Grumman Corp.	234,510	17,696,125
*	On Assignment, Inc.	23,009	191,895
* #	Orbital Sciences Corp.	25,013	649,337
*	Owens Corning, Inc.	185,022	4,779,118
*	P.A.M. Transportation Services, Inc.	18,890	276,927
*	Paragon Technologies, Inc.	3,771	24,662
*	Park-Ohio Holdings Corp.	20,876	313,558
*	Patrick Industries, Inc.	1,300	9,438
	Pentair, Inc.	79,800	2,986,914
* #	PHH Corp.	86,557	1,629,868
* #	Plug Power, Inc.	166,571	523,033

19

	Portec Rail Products, Inc.	11,395	138,449
	Providence & Worcester Railroad Co.	1,000	20,000
*	Quanex Building Products Corp.	2,800	49,280
#	R. R. Donnelley & Sons Co.	307,430	10,092,927
	Raytheon Co.	353,900	22,600,054
*	RCM Technologies, Inc.	23,140	99,965
	Regal-Beloit Corp.	53,220	2,474,730
*	Republic Airways Holdings, Inc.	48,800	594,384
	Robbins & Myers, Inc.	2,060	83,409
*	Rush Enterprises, Inc. Class A	31,175	504,412
*	Rush Enterprises, Inc. Class B	17,222	259,019
	Ryder System, Inc.	104,780	7,693,995
*	Saia, Inc.	10,800	150,228
	Schawk, Inc.	54,416	910,924
* #	School Specialty, Inc.	37,902	1,189,744
	Servidyne, Inc.	6,937	42,246
	Skywest, Inc.	112,032	1,732,015
	Southwest Airlines Co.	1,077,730	14,075,154
*	Sparton Corp.	1,700	7,820
* #	Spherion Corp.	22,800	114,684
#	SPX Corp.	66,000	8,770,080
	Standex International Corp.	25,800	532,770
* #	Superior Essex, Inc.	11,404	496,074
	Supreme Industries, Inc.	1,610	7,503
	Sypris Solutions, Inc.	24,850	111,577
*	SYS Technologies	4,799	11,758
	Technology Research Corp.	13,283	39,849
	Tecumseh Products Co. Class A	11,200	390,992
	Timken Co.	150,800	5,523,804
	Todd Shipyards Corp.	9,932	145,404
* #	TRC Companies, Inc.	30,673	158,886
	Tredegar Industries, Inc.	50,900	743,649
* #	Trex Co., Inc.	3,400	38,080
#	Trinity Industries, Inc.	91,550	3,739,818
	Triumph Group, Inc.	5,400	335,826
	UAL Corp.	116,544	995,286
	Union Pacific Corp.	902,570	74,290,537
*	United Rentals, Inc.	66,185	1,362,749
#	Universal Forest Products, Inc.	31,400	1,065,402
* #	US Airways Group, Inc.	1	4
*	USA Truck, Inc.	5,321	68,002
	Viad Corp.	34,729	1,145,362
*	Volt Information Sciences, Inc.	45,263	677,134
	Wabash National Corp.	59,700	512,226
#	Watts Water Technologies, Inc.	63,315	1,795,613
*	WCA Waste Corp.	29,283	161,349
#	Werner Enterprises, Inc.	115,482	2,187,229
*	Westaff, Inc.	25,026	51,053
* #	Willdan Group, Inc.	1,000	5,400
*	Willis Lease Finance Corp.	2,900	31,958
* #	YRC Worldwide, Inc.	48,891	853,637
Total Industrials			427,381,990

20

Information Technology — (6.6%)
*	3Com Corp.	303,573	765,004
* #	Access Integrated Technologies, Inc.	25,286	54,365
*	Actel Corp.	33,263	570,460
*	ActivIdentity Corp.	72,321	205,392
	Acxiom Corp.	52,404	768,767
*	Adaptec, Inc.	245,000	791,350
* #	Advanced Micro Devices, Inc.	334,100	2,298,608
#	Agilysys, Inc.	29,757	310,663
*	Anaren, Inc.	25,319	329,400
* #	Applied Micro Circuits Corp.	97,859	959,997
* #	Arris Group, Inc.	59,459	556,536
*	Arrow Electronics, Inc.	212,670	6,520,462
	Astro-Med, Inc.	1,900	19,000
*	Autobytel, Inc.	32,500	54,275
* #	Avid Technology, Inc.	62,223	1,335,306
*	Avnet, Inc.	167,600	4,947,552
*	Avocent Corp.	52,800	1,041,744
	AVX Corp.	304,940	4,061,801
*	Aware, Inc.	19,335	69,993
*	Axcelis Technologies, Inc.	213,776	1,220,661
*	AXT, Inc.	30,700	141,834
* #	BearingPoint, Inc.	17,200	23,392
	Bel Fuse, Inc. Class A	3,894	119,351
	Bel Fuse, Inc. Class B	17,850	467,492
* #	Benchmark Electronics, Inc.	111,103	1,974,300
	Black Box Corp.	28,500	817,950
*	Bookham, Inc.	5,300	10,759
* #	Borland Software Corp.	101,800	143,538
* #	Brooks Automation, Inc.	92,404	941,597
*	CACI International, Inc. Class A	3,400	173,298
*	CalAmp Corp.	38,667	97,054
*	California Micro Devices Corp.	42,662	152,303
* #	CallWave, Inc.	39,103	95,020
*	Captaris, Inc.	35,573	155,098
*	Cascade Microtech, Inc.	20,471	160,697
*	Catalyst Semiconductor, Inc.	27,899	125,546
*	Catapult Communications Corp.	29,376	216,501
*	CEVA, Inc.	16,274	136,213
*	Checkpoint Systems, Inc.	25,700	667,429
*	Ciber, Inc.	31,700	222,534
*	Cirrus Logic, Inc.	51,161	335,616
* #	CMGI, Inc.	77,660	1,163,347
	Cohu, Inc.	50,345	861,403
* #	Comarco, Inc.	4,690	15,102
	Communications Systems, Inc.	4,872	53,836
*	Computer Sciences Corp.	233,293	11,466,351
*	Convergys Corp.	244,450	3,942,979
*	Credence Systems Corp.	133,053	143,697
*	CSP, Inc.	1,614	9,474
	CTS Corp.	34,200	372,096
*	Cyberoptics Corp.	19,485	174,586
	Dataram Corp.	11,134	36,186
*	DDi Corp.	127	795
*	Digi International, Inc.	60,805	548,461
* #	Ditech Networks, Inc.	43,700	104,006
*	Dot Hill Systems Corp.	100,590	301,770

21

*	DSP Group, Inc.	25,079	209,159
*	Dynamics Research Corp.	17,374	186,249
*	Edgewater Technology, Inc.	8,693	44,682
*	EFJ, Inc.	15,719	23,264
*	Electro Scientific Industries, Inc.	34,300	541,940
	Electronic Data Systems Corp.	863,039	21,135,825
*	Electronics for Imaging, Inc.	20,700	342,999
* #	EMCORE Corp.	14,100	110,826
*	EMS Technologies, Inc.	13,200	361,416
*	Endwave Corp.	17,252	118,004
*	Entegris, Inc.	126,900	975,861
*	Entertainment Distribution Co., Inc.	44	20
*	Entorian Technologies, Inc.	4,167	4,375
* #	Euronet Worldwide, Inc.	58,791	1,149,952
* #	Exar Corp.	14,580	114,599
*	Fairchild Semiconductor Corp. Class A	115,466	1,731,990
	Frequency Electronics, Inc.	17,253	115,595
*	FSI International, Inc.	8,917	15,605
*	Gerber Scientific, Inc.	50,097	501,471
	Gevity HR, Inc.	30,736	229,598
*	Globecomm Systems, Inc.	9,488	92,128
*	Glu Mobile, Inc.	1,000	4,930
*	GTSI Corp.	8,203	63,081
*	Hackett Group, Inc.	51,020	269,386
*	Harris Stratex Networks, Inc. Class A	25,717	289,059
	Hewlett-Packard Co.	1,368,545	64,403,728
*	hi/fn, Inc.	14,705	74,407
* #	Hutchinson Technology, Inc.	53,600	771,840
*	Hypercom Corp.	28,600	139,282
* #	I.D. Systems, Inc.	1,000	7,360
* #	Ikanos Communications	26,124	93,001
	Imation Corp.	66,191	1,731,557
*	InFocus Corp.	26,671	45,607
	InfoSpace, Inc.	58,200	531,366
*	Ingram Micro, Inc.	299,279	5,425,928
*	Insight Enterprises, Inc.	92,603	1,240,880
	Integral Systems, Inc.	10,682	422,900
*	Integrated Device Technology, Inc.	215,810	2,434,337
*	Integrated Silicon Solution, Inc.	23,662	144,338
* #	Internap Network Services Corp.	24,376	128,462
*	International Rectifier Corp.	87,250	2,022,455
*	Internet Brands, Inc.	4,500	31,905
*	Internet Capital Group, Inc.	58,172	585,210
	Intersil Corp.	169,165	4,714,629
*	Interwoven, Inc.	16,300	218,583
*	Intest Corp.	12,966	23,274
*	IntriCon Corp.	482	3,760
* #	iPass, Inc.	111,099	238,863
*	IXYS Corp.	63,086	735,583
	Jabil Circuit, Inc.	17,900	227,688
*	Jaco Electronics, Inc.	296	382
* #	JDS Uniphase Corp.	123,452	1,527,101
*	Jupitermedia Corp.	8,876	16,509
	Keithley Instruments, Inc.	15,151	155,146
* #	Kemet Corp.	12,959	52,225

22

*	Key Tronic Corp.	17,405	62,658
*	Keynote Systems, Inc.	31,600	426,600
*	Kopin Corp.	110,335	334,315
* #	Kratos Defense & Security Solutions, Inc.	117,903	229,911
* #	L-1 Identity Solutions, Inc.	143,173	2,262,133
*	Lattice Semiconductor Corp.	153,100	545,036
*	Leadis Technolgies, Inc.	19,270	32,181
*	LeCroy Corp.	25,231	218,248
*	Lionbridge Technologies, Inc.	68,900	167,427
*	Logility, Inc.	194	1,277
*	LookSmart, Ltd.	35,780	154,927
*	Loral Space & Communications, Inc.	17,184	333,198
*	LSI Corp.	121,700	884,759
*	Management Network Group, Inc.	38,306	63,588
*	Mentor Graphics Corp.	52,655	613,431
*	Mercury Computer Systems, Inc.	48,333	428,714
*	Merix Corp.	16,700	41,750
	Methode Electronics, Inc.	75,771	866,820
* #	Micron Technology, Inc.	807,116	6,513,426
*	Microtune, Inc.	5,400	22,572
*	MIPS Technologies, Inc.	32,000	122,240
*	MIVA, Inc.	5,000	8,500
*	MKS Instruments, Inc.	110,590	2,605,500
*	Moldflow Corp.	697	15,334
* #	MoSys, Inc.	23,049	115,245
*	MPS Group, Inc.	128,700	1,477,476
* #	MRV Communications, Inc.	55,000	97,900
*	Multi-Fineline Electronix, Inc.	16,900	338,845
*	Nanometrics, Inc.	47,970	378,483
*	NetScout Systems, Inc.	21,125	268,499
* #	Network Equipment Technologies, Inc.	14,285	69,854
*	Newport Corp.	56,016	749,494
* #	Novellus Systems, Inc.	38,778	926,406
*	Nu Horizons Electronics Corp.	14,932	85,859
	Openwave Systems, Inc.	62,500	123,750
*	Oplink Communications, Inc.	43,899	486,401
*	OPNET Technologies, Inc.	23,600	223,020
*	Optical Cable Corp.	7,880	49,723
*	OSI Systems, Inc.	13,100	330,251
*	Overland Storage, Inc.	3,499	3,674
*	OYO Geospace Corp.	1	56
*	Packeteer, Inc.	28,193	200,170
*	Palm, Inc.	19,130	115,928
*	PAR Technology Corp.	22,375	210,325
*	PC Connection, Inc.	49,754	541,821
	PC-Tel, Inc.	62,853	621,616
*	Perceptron, Inc.	1,800	15,606
*	Performance Technologies, Inc.	24,251	134,351
*	Pericom Semiconductor Corp.	22,633	424,142
* #	Perot Systems Corp.	95,861	1,583,624
*	Pervasive Software, Inc.	36,268	169,372
*	Phoenix Technologies, Ltd.	5,436	58,165
*	Photon Dynamics, Inc.	7,160	91,075
*	Photronics, Inc.	43,100	387,038
*	Planar Systems, Inc.	19,562	64,946

23

*	PlanetOut, Inc.	340	938
*	PLATO Learning, Inc.	39,213	103,130
* #	Powerwave Technologies, Inc.	158,583	639,089
* #	Presstek, Inc.	3,498	21,828
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,093
*	Quantum Corp.	22,449	38,388
* #	RadiSys Corp.	42,445	425,723
*	Radyne Corp.	5,300	59,413
*	RealNetworks, Inc.	224,844	1,641,361
	Relm Wireless Corp.	7,687	12,299
*	RF Micro Devices, Inc.	61,856	247,424
* #	RF Monolithics, Inc.	11,003	24,207
	Richardson Electronics, Ltd.	11,478	64,851
*	Rudolph Technologies, Inc.	43,461	437,218
*	S1 Corp.	84,600	553,284
*	Safeguard Scientifics, Inc.	100,000	138,000
*	Sandisk Corp.	936	26,498
*	Sanmina-SCI Corp.	246,898	370,347
*	SCM Microsystems, Inc.	18,612	55,278
*	Seachange International, Inc.	31,439	247,111
*	Secure Computing Corp.	114,690	611,298
*	Selectica, Inc.	17,241	24,310
*	Semitool, Inc.	4,314	36,194
*	SI International, Inc.	27,199	666,376
*	Silicon Image, Inc.	58,024	407,909
*	Silicon Storage Technology, Inc.	197,920	643,240
*	Skyworks Solutions, Inc.	169,480	1,750,728
* #	Smith Micro Software, Inc.	21,901	184,844
#	Soapstone Networks, Inc.	28,005	149,267
*	SonicWALL, Inc.	22,545	180,360
*	Spectrum Control, Inc.	9,829	89,542
	StarTek, Inc.	26,945	233,074
* #	STEC, Inc.	20,196	257,499
*	SumTotal Systems, Inc.	19,008	88,387
* #	Sun Microsystems, Inc.	123,975	1,605,476
*	SupportSoft, Inc.	45,495	169,696
*	Sycamore Networks, Inc.	517,447	1,754,145
* #	Symantec Corp.	1,197,421	26,019,958
* #	Symmetricom, Inc.	90,908	382,723
* #	SYNNEX Corp.	60,100	1,493,485
*	Tech Data Corp.	101,652	3,719,447
	Technitrol, Inc.	14,000	279,300
*	Technology Solutions Co.	3,555	18,415
*	TechTeam Global, Inc.	13,534	134,663
*	Tellabs, Inc.	391,872	2,131,784
*	Telular Corp.	19,155	69,533
* #	Teradyne, Inc.	24,254	333,250
*	Tessco Technologies, Inc.	9,146	116,337
*	Tier Technologies, Inc. Class B	8,900	73,870
*	Tollgrade Communications, Inc.	15,305	81,423
* #	Track Data Corp.	8,633	22,014
*	Triquint Semiconductor, Inc.	229,314	1,527,231
	TSR, Inc.	1,300	4,641
*	TTM Technologies, Inc.	31,977	465,585

24

* #	Ultratech, Inc.	41,685	667,377
* #	UTStarcom, Inc.	200,314	961,507
*	Vicon Industries, Inc.	2,310	11,088
*	Vignette Corp.	35,100	454,545
*	Virage Logic Corp.	16,362	108,316
*	Vishay Intertechnology, Inc.	220,219	2,219,808
*	Website Pros, Inc.	49,983	410,360
*	Westell Technologies, Inc.	75,704	107,500
*	White Electronics Designs Corp.	27,184	125,862
*	Winland Electronics, Inc.	300	522
*	Wireless Telecom Group, Inc.	42,288	55,820
*	WPCS International, Inc.	9,861	69,914
	Xerox Corp.	1,251,132	16,990,373
* #	X-Rite, Inc.	3,200	5,632
*	Zoran Corp.	77,932	1,140,145
*	Zygo Corp.	37,321	446,732
Total Information Technology			271,947,432

Materials — (3.0%)
	A. Schulman, Inc.	26,800	605,412
	A.M. Castle & Co.	14,382	472,161
*	American Pacific Corp.	900	15,255
	Ashland, Inc.	112,560	6,041,095
	Bemis Co., Inc.	34,413	915,386
*	Buckeye Technologies, Inc.	22,600	240,464
#	Calgon Carbon Corp.	33,885	600,442
*	Caraustar Industries, Inc.	18,556	42,679
	Chemtura Corp.	420,979	3,675,147
#	Chesapeake Corp.	12,100	41,745
	Cleveland-Cliffs, Inc.	2,000	213,400
* #	Coeur d’Alene Mines Corp.	911,793	2,853,912
* #	Continental Materials Corp.	100	2,285
*	Core Molding Technologies, Inc.	2,088	15,347
	Cytec Industries, Inc.	44,800	2,829,568
	Empire Resources, Inc.	6,650	32,319
	Ferro Corp.	61,100	1,182,896
#	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	12,771,144
	Friedman Industries, Inc.	10,535	65,844
#	Georgia Gulf Corp.	6,300	26,712
	Gibraltar Industries, Inc.	52,600	848,438
	Glatfelter Co.	46,800	729,144
*	Graphic Packaging Holding Co.	269,352	799,975
	Greif, Inc. Class A	24,000	1,608,960
* #	Headwaters, Inc.	97,580	1,060,695
	International Paper Co.	635,462	17,297,276
	Kaiser Aluminum Corp.	30,295	1,943,424
#	Kronos Worldwide, Inc.	2,919	64,773
#	Louisiana-Pacific Corp.	152,700	1,853,778
*	Material Sciences Corp.	24,611	189,751
	MeadWestavco Corp.	235,151	6,050,435
#	Minerals Technologies, Inc.	19,800	1,378,278
*	Mod-Pac Corp.	2,673	14,220
	Monsanto Co.	24,437	3,113,274
	Myers Industries, Inc.	40,050	486,608
	Neenah Paper, Inc.	23,700	503,625

25

#	NL Industries, Inc.	88,148	1,013,702
	NN, Inc.	22,500	292,725
*	Northern Technologies International Corp.	3,000	44,340
* #	Northwest Pipe Co.	12,085	567,874
	Olympic Steel, Inc.	2,500	162,450
*	OM Group, Inc.	46,300	2,013,124
*	Owens-Illinois, Inc.	27,100	1,550,662
	Penford Corp.	13,338	290,635
* #	Peoplesupport, Inc.	13,100	121,175
*	PolyOne Corp.	171,354	1,326,280
	Quaker Chemical Corp.	2,900	92,713
*	Ready Mix, Inc.	4,964	28,791
	Reliance Steel & Aluminum Co.	50,700	3,446,079
*	Rock of Ages Corp.	1,200	4,104
	Rock-Tenn Co. Class A	56,380	2,012,202
*	Rosetta Resources, Inc.	79,112	2,130,486
	Schnitzer Steel Industries, Inc. Class A	30,900	3,094,326
	Schweitzer-Maudoit International, Inc.	32,213	657,145
	Sensient Technologies Corp.	21,200	666,740
*	Smurfit-Stone Container Corp.	400,994	2,698,690
	Spartech Corp.	36,000	387,720
	Stepan Co.	15,906	650,396
* #	Stillwater Mining Co.	13,259	190,267
#	Synalloy Corp.	4,408	76,038
	Temple-Inland, Inc.	39,200	571,144
#	Terra Industries, Inc.	43,087	1,879,886
#	Tronox, Inc. Class A	3,100	11,005
	Tronox, Inc. Class B	10,162	33,636
* #	U.S. Concrete, Inc.	72,951	382,993
* #	U.S. Gold Corp.	90,500	195,480
*	Universal Stainless & Alloy Products, Inc.	4,109	162,141
	Valspar Corp.	175,410	3,957,250
	Wausau Paper Corp.	80,700	766,650
#	Westlake Chemical Corp.	99,000	1,717,650
	Weyerhaeuser Co.	315,467	19,663,058
	Worthington Industries, Inc.	6,000	119,640
Total Materials			123,565,064

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (5.4%)
	Arbinet-thexchange, Inc.	17,270	65,626
	AT&T, Inc.	2,740,890	109,361,511
	CenturyTel, Inc.	186,130	6,590,863
	D&E Communications, Inc.	24,213	233,171
	FairPoint Communications, Inc.	107	963
* #	General Communications, Inc. Class A	36,236	266,697
	IDT Corp.	4,126	13,616
#	IDT Corp. Class B	54,100	193,137
*	LCC International, Inc. Class A	15,700	19,782
* #	Nextwave Wireless, Inc.	91,757	492,735
*	Occam Networks, Inc.	3,329	14,215

26

Sprint Nextel Corp.	1,795,724	16,807,977
SureWest Communications	22,739	223,297
Telephone & Data Systems, Inc.	80,500	3,837,435
Telephone & Data Systems, Inc. Special Shares	12,407	544,667
* United States Cellular Corp.	14,300	895,609
Verizon Communications, Inc.	2,151,104	82,752,971
* Xeta Corp.	17,164	54,925
Total Telecommunication Services		222,369,197

Utilities — (0.0%)
* Maine & Maritimes Corp.	400	17,620
* Reliant Energy, Inc.	44,350	1,133,586
Southern Union Co.	1	—
Unitil Corp.	600	16,830
Total Utilities		1,168,036

TOTAL COMMON STOCKS		3,682,657,585

PREFERRED STOCKS — (0.0%)
Health Care — (0.0%)
* Inverness Medical Innovations, Inc. Series B	2,466	638,694

RIGHTS/WARRANTS — (0.0%)
* Guaranty Financial Group, Inc. Rights	13,066	—

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	28,566,244	28,566,244

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
@ Repurchase Agreement, Deutsche Bank Securities 2.35%, 06/02/08 (Collateralized by $647,724,714 FNMA, rates ranging from 4.500% to 7.660%(r), maturities ranging from 09/01/11 to 03/01/48, valued at $391,434,168) to be repurchased at $380,107,595	$380,033	380,033,172

@ Repurchase Agreement, UBS Securities LLC 2.26%, 06/02/08 (Collateralized by $81,235,000 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/08 to 11/01/36, valued at $49,927,664) to be repurchased at $48,479,894	48,471	48,470,765

TOTAL SECURITIES LENDING COLLATERAL		428,503,937

TOTAL INVESTMENTS - (100.0%) (Cost $3,513,713,169)		$4,140,366,460

See accompanying Notes to Financial Statements.

27

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)                    This item is not applicable.

(a)(2)                    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date:  July 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date:  July 30, 2008